AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 25, 2005
                               File No. 333-109688
                                File No. 811-7924
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
       - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 5

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 63

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)

                                    Copy to:

                           CHRISTOPHER S. PETITO, Esq.
                     LeBoeuf, Lamb, Greene & MacRae, L.L.P.
                           1875 Connecticut Avenue, NW
                             Washington, D.C. 20009
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SECURITIES BEING OFFERED:  FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY
CONTRACTS

Approximate date of proposed public offering: as soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:

                  Immediately upon filing pursuant to paragraph (b) of Rule 485
             x    on April 30, 2005 pursuant to paragraph (b) of Rule 485
                  60 days after filing pursuant to paragraph (a) of Rule 485 on -------------- pursuant to paragraph (a) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

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-  -  - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

THE CONSULTANT SOLUTIONS VARIABLE ANNUITIES
(CLASSIC, PLUS, ELITE, SELECT)

LINCOLN BENEFIT LIFE COMPANY
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469
TELEPHONE NUMBER: 1-800-865-5237
1940 ACT FILE NUMBER: 811-07924
1933 ACT FILE NUMBER: 333-109688                                     PROSPECTUS
DATED APRIL 30, 2005
 -------------------------------------------------------------------------------
Lincoln Benefit Life Company ("Lincoln Benefit") is offering the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

.. CONSULTANT SOLUTIONS CLASSIC
.. CONSULTANT SOLUTIONS PLUS
.. CONSULTANT SOLUTIONS ELITE
.. CONSULTANT SOLUTIONS SELECT

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The Investment Alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 51 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Lincoln Benefit Life Variable Annuity Account ("VARIABLE ACCOUNT"). Each Variable Sub-account invests exclusively in shares of the following underlying funds ("FUNDS"):

AIM VARIABLE INSURANCE FUNDS                                      PIMCO VARIABLE INSURANCE TRUST
THE ALGER AMERICAN FUND                                           THE RYDEX VARIABLE TRUST
FIDELITY(R) VARIABLE INSURANCE PRODUCTS                           SALOMON BROTHERS VARIABLE SERIES FUNDS
JANUS ASPEN SERIES                                                 INC
MFS(R) VARIABLE INSURANCE TRUST(SM)                               T. ROWE PRICE EQUITY SERIES, INC.
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                VAN ECK WORLDWIDE INSURANCE TRUST
PREMIER VIT                                                       VAN KAMPEN LIFE INVESTMENT TRUST
                                                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.


Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Lincoln Benefit) have filed a Statement of Additional Information, dated April 30, 2005, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 75 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

                                 1  PROSPECTUS

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

  IMPORTANT     THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
                HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
   NOTICES      OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
                DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.



                                 2  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                 PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                              4
--------------------------------------------------------------------------------
  Overview of Contracts                                                        5
--------------------------------------------------------------------------------
  The Contracts at a Glance                                                    6
--------------------------------------------------------------------------------
  How the Contracts Work                                                      10
--------------------------------------------------------------------------------
  Expense Tables                                                              11
--------------------------------------------------------------------------------
  Financial Information                                                       16
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                               16
--------------------------------------------------------------------------------
  Purchases                                                                   18
--------------------------------------------------------------------------------
  Contract Loans for 403(b) Contracts                                         21
--------------------------------------------------------------------------------
  Contract Value                                                              22
--------------------------------------------------------------------------------
  Investment Alternatives                                                     35
--------------------------------------------------------------------------------
     The Variable Sub-accounts                                                35
--------------------------------------------------------------------------------
     The Fixed Account Options                                                41
--------------------------------------------------------------------------------
     Transfers                                                                45
--------------------------------------------------------------------------------
  Expenses                                                                    47
--------------------------------------------------------------------------------

                                 PAGE

--------------------------------------------------------------------------------
  Access to Your Money                                                        52
--------------------------------------------------------------------------------
  Income Payments                                                             53
--------------------------------------------------------------------------------
  Death Benefits                                                              58
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                            64
--------------------------------------------------------------------------------
  Taxes                                                                       68
--------------------------------------------------------------------------------
  Annual Reports and Other Documents                                          74
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                         75
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                                        76
--------------------------------------------------------------------------------
APPENDIX B - MARKET VALUE ADJUSTMENT                                          77
--------------------------------------------------------------------------------
APPENDIX C - EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT              79
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS                       80
--------------------------------------------------------------------------------
APPENDIX E-CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT                     81
--------------------------------------------------------------------------------
APPENDIX F-WITHDRAWAL ADJUSTMENT EXAMPLE-ACCUMULATION BENEFIT                 84
--------------------------------------------------------------------------------
APPENDIX G-SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES          85
--------------------------------------------------------------------------------
APPENDIX H- ACCUMULATION UNIT VALUES                                          87
--------------------------------------------------------------------------------


                                 3  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                 PAGE

--------------------------------------------------------------------------------
AB Factor                                                                     23
--------------------------------------------------------------------------------
Accumulation Benefit                                                          23
--------------------------------------------------------------------------------
TrueReturn Accumulation Benefit Option                                        22
--------------------------------------------------------------------------------
Accumulation Phase                                                            10
--------------------------------------------------------------------------------
Accumulation Unit                                                             16
--------------------------------------------------------------------------------
Accumulation Unit Value                                                       16
--------------------------------------------------------------------------------
Annual Increase Death Benefit Option                                          59
--------------------------------------------------------------------------------
Annuitant                                                                     15
--------------------------------------------------------------------------------
Automatic Additions Program                                                   18
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                       47
--------------------------------------------------------------------------------
Beneficiary                                                                   17
--------------------------------------------------------------------------------
Benefit Base                                                                  24
--------------------------------------------------------------------------------
Benefit Payment                                                               30
--------------------------------------------------------------------------------
Benefit Payment Remaining                                                     30
--------------------------------------------------------------------------------
Benefit Year                                                                  29
--------------------------------------------------------------------------------
Co-Annuitant                                                                  17
--------------------------------------------------------------------------------
*Contract                                                                     16
--------------------------------------------------------------------------------
Contract Anniversary                                                           7
--------------------------------------------------------------------------------
Contract Owner ("You")                                                        10
--------------------------------------------------------------------------------
Contract Value                                                                22
--------------------------------------------------------------------------------
Contract Year                                                                  7
--------------------------------------------------------------------------------
Credit Enhancement                                                            19
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                                 47
--------------------------------------------------------------------------------
Due Proof of Death                                                            58
--------------------------------------------------------------------------------
Enhanced Earnings Death Benefit Option                                        60
--------------------------------------------------------------------------------
Excess of Earnings Withdrawal                                                 61
--------------------------------------------------------------------------------
Fixed Account Options                                                         41
--------------------------------------------------------------------------------
Free Withdrawal Amount                                                        50
--------------------------------------------------------------------------------
Funds                                                                          1
--------------------------------------------------------------------------------
Guarantee Period Accounts                                                     42
--------------------------------------------------------------------------------
Guarantee Options                                                             23
--------------------------------------------------------------------------------
Income Plan                                                                   53
--------------------------------------------------------------------------------
Income Protection Benefit Option                                              56
--------------------------------------------------------------------------------
In-Force Earnings                                                             60
--------------------------------------------------------------------------------
In-Force Premium                                                              60
--------------------------------------------------------------------------------

                                 PAGE

--------------------------------------------------------------------------------
Investment Alternatives                                                       35
--------------------------------------------------------------------------------
IRA Contract                                                                   7
--------------------------------------------------------------------------------
Issue Date                                                                    10
--------------------------------------------------------------------------------
Lincoln Benefit ("We")                                                         1
--------------------------------------------------------------------------------
Market Value Adjustment                                                        9
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV)
Death Benefit Option                                                          59
--------------------------------------------------------------------------------
Payout Phase                                                                  10
--------------------------------------------------------------------------------
Payout Start Date                                                             10
--------------------------------------------------------------------------------
Payout Withdrawal                                                             55
--------------------------------------------------------------------------------
Portfolios                                                                    65
--------------------------------------------------------------------------------
Qualified Contract                                                            64
--------------------------------------------------------------------------------
Return of Premium ("ROP") Death Benefit                                        9
--------------------------------------------------------------------------------
Rider Application Date                                                         7
--------------------------------------------------------------------------------
Rider Anniversary                                                             23
--------------------------------------------------------------------------------
Rider Date                                                                    23
--------------------------------------------------------------------------------
Rider Fee                                                                      7
--------------------------------------------------------------------------------
Rider Maturity Date                                                           22
--------------------------------------------------------------------------------
Rider Period                                                                  23
--------------------------------------------------------------------------------
Rider Trade-In Option                                                         28
--------------------------------------------------------------------------------
Right to Cancel                                                               19
--------------------------------------------------------------------------------
SEC                                                                            1
--------------------------------------------------------------------------------
Settlement Value                                                              59
--------------------------------------------------------------------------------
Spousal Protection Benefit (Co-Annuitant) Option                              64
--------------------------------------------------------------------------------
Standard Fixed Account Option                                                 42
--------------------------------------------------------------------------------
SureIncome Withdrawal Benefit Option                                          29
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                                 52
--------------------------------------------------------------------------------
Tax Qualified Contract                                                        71
--------------------------------------------------------------------------------
Transfer Period Accounts                                                      32
--------------------------------------------------------------------------------
Trial Examination Period                                                       6
--------------------------------------------------------------------------------
TrueBalance/SM/ Asset Allocation Program                                      38
--------------------------------------------------------------------------------
Withdrawal Benefit Factor                                                     30
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase                                               31
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase Start Date                                    31
--------------------------------------------------------------------------------
Valuation Date                                                                19
--------------------------------------------------------------------------------
Variable Account                                                              65
--------------------------------------------------------------------------------
Variable Sub-account                                                          35
--------------------------------------------------------------------------------


* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all four Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 4  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The CONSULTANT SOLUTIONS CLASSIC CONTRACT has a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The CONSULTANT SOLUTIONS PLUS CONTRACT offers a Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.45%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

.. The CONSULTANT SOLUTIONS ELITE CONTRACT has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

.. The CONSULTANT SOLUTIONS SELECT CONTRACT has a mortality and expense risk charge of 1.70%, an administrative expense charge of 0.10%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.25%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.


                                 5  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS               You can purchase the Classic Contract with as little as
                                $1,200, and each of the other Contracts with as little
                                as $10,000 ($2,000 for Qualified Contracts, which are
                                Contracts issued with a qualified plan). You can add to
                                your Contract as often and as much as you like, but
                                each subsequent payment must be at least $1,000 ($100
                                for automatic payments).

                                We reserve the right to accept a lesser initial
                                purchase payment amount for each Contract.  We may
                                limit the cumulative amount of purchase payments to a
                                maximum of $1,000,000 in any Contract. You must
                                maintain a minimum Contract Value of $1,000.

                                For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you
                                make a purchase payment, we will add to your Contract
                                Value a Credit Enhancement of up to 5% of such purchase
                                payment.
---------------------------------------------------------------------------------------
TRIAL EXAMINATION PERIOD        You may cancel your Contract within 20 days of receipt
                                or any longer period as your state may require ("TRIAL
                                EXAMINATION PERIOD"). Upon cancellation, we will return
                                your purchase payments adjusted, to the extent federal
                                or state law permits, to reflect the investment
                                experience of any amounts allocated to the Variable
                                Account, including the deduction of mortality and
                                expense risk charges and administrative expense
                                charges. If you cancel your Contract during the Trial
                                Examination Period, the amount we refund to you will
                                not include any Credit Enhancement. See "Trial
                                Examination Period" for details.
---------------------------------------------------------------------------------------
EXPENSES                        Each Portfolio pays expenses that you will bear
                                indirectly if you invest in a Variable Sub-account. You
                                also will bear the following expenses:

                                CONSULTANT SOLUTIONS CLASSIC CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.25% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                CONSULTANT SOLUTIONS PLUS CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.45% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 8.5% of
                                  purchase payments withdrawn.

                                CONSULTANT SOLUTIONS ELITE CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.60% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                CONSULTANT SOLUTIONS SELECT CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.70% of average daily net assets.

                                . No withdrawal charges.
                                ALL CONTRACTS

                                .
                                  Annual administrative expense charge of 0.10% average
                                  daily net assets (up to 0.25% for future Contracts).

                                .
                                  Annual contract maintenance charge of $40 (reduced to
                                  $30 if Contract Value is at least $2000, and waived
                                  in certain cases).

                                .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                                  ENHANCED DEATH BENEFIT OPTION ("MAV DEATH BENEFIT
                                  OPTION") you will pay an additional mortality and
                                  expense risk charge of 0.20% (up to 0.50% for Options
                                  added in the future).

                                .If you select the ANNUAL INCREASE ENHANCED DEATH
                                  BENEFIT OPTION ("ANNUAL INCREASE DEATH BENEFIT
                                  OPTION"), you will pay an additional mortality and
                                  expense risk charge of 0.30% (up to 0.50% for options
                                  added in the future).

                                .If you select the ENHANCED EARNINGS DEATH BENEFIT
                                  OPTION you will pay an additional mortality and
                                  expense risk charge of 0.25% or 0.40% (up to 0.35% or
                                  0.50% for Options added in the future) depending on
                                  the age of the oldest Owner, the Co-Annuitant, and/or
                                  oldest Annuitant on the date we receive the completed
                                  application or request to add the benefit, whichever
                                  is later ("RIDER APPLICATION DATE").

                                .If you select the TRUERETURN ACCUMULATION BENEFIT
                                  OPTION you would pay an additional annual fee ("RIDER
                                  FEE") of 0.50% (up to 1.25% for Options added in the
                                  future) of the BENEFIT BASE in effect on each
                                  Contract anniversary ("CONTRACT ANNIVERSARY") during
                                  the Rider Period. You may not select the TrueReturn
                                  Accumulation Benefit Option together with the
                                  SureIncome Withdrawal Benefit Option.

                                .If you select the SUREINCOME WITHDRAWAL BENEFIT
                                  OPTION  ("SUREINCOME OPTION")  you would pay an
                                  additional annual fee ("SUREINCOME OPTION FEE") of
                                  0.50% (up to 1.25% for Options added in the future)
                                  of the BENEFIT BASE on each Contract Anniversary (See
                                  the SureIncome Option Fee section).  You may not
                                  select the SureIncome Option together with the
                                  TrueReturn Accumulation Benefit Option.

                                .If you select the INCOME PROTECTION BENEFIT OPTION
                                  you will pay an additional mortality and expense risk
                                  charge of 0.50% (up to 0.75% for Options added in the
                                  future) during the Payout Phase of your Contract.

                                .If you select the SPOUSAL PROTECTION BENEFIT
                                  (CO-ANNUITANT) OPTION you would pay an additional
                                  annual fee ("RIDER FEE") of 0.10% (up to 0.15% for
                                  Options added in the future) of the Contract Value
                                  ("CONTRACT VALUE") on each Contract Anniversary. This
                                  Option is available only for Individual Retirement
                                  Annuity ("IRA") Contracts qualified under Section 408
                                  of the Internal Revenue Code.  For Contracts
                                  purchased on or after May 1, 2005, we may discontinue
                                  offering the Spousal Protection Benefit
                                  (Co-Annuitant) Option at any time.  NO RIDER FEE IS
                                  CHARGED FOR THE SPOUSAL PROTECTION BENEFIT
                                  (CO-ANNUITANT) OPTION FOR CONTRACT OWNERS WHO ADDED
                                  THE OPTION PRIOR TO MAY 1, 2005.

                                .Transfer fee equal to 1.00% (subject to increase to
                                  up to 2.00%) of the amount transferred after the
                                  12/th/ transfer in any Contract Year ("CONTRACT
                                  YEAR"), but not more than $25. A Contract Year is
                                  measured from the date we issue your Contract or a
                                  Contract Anniversary.

                                . State premium tax (if your state imposes one)

                                . NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES

                                .WE MAY DISCONTINUE OFFERING ANY OF THESE OPTIONS AT
                                  ANY TIME.
---------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES         Each Contract offers several investment alternatives
                                including:

                                .
                                  up to 2 Fixed Account Options that credit interest at
                                  rates we guarantee, and

                                .51 Variable Sub-accounts investing in Portfolios
                                  offering professional money management by these investment advisers:

                                  . A I M Advisors, Inc.

                                  . Fred Alger Management, Inc.

                                  . Fidelity Management & Research Company

                                  . Janus Capital Management LLC

                                  . MFS(TM) Investment Management

                                  . OppenheimerFunds, Inc.

                                  . OpCap Advisors LLC

                                  . Pacific Investment Management Company LLC

                                  . Rydex Investments

                                  . Salomon Brothers Asset Management Inc

                                  . T. Rowe Price Associates, Inc.

                                  . Van Eck Associates Corporation

                                  . Van Kampen Asset Management

                                  . Van Kampen (1)

                                (1) Morgan Stanley Investment Management Inc., the
                                   adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                                Not all Fixed Account Options are available in all states or with all Contracts.

                                To find out current rates being paid on the Fixed
                                Account Option(s), or to find out how the Variable
                                Sub-accounts have performed, please call us at
                                1-800-865-5237.
---------------------------------------------------------------------------------------
SPECIAL SERVICES                For your convenience, we offer these special services:

                                . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                                . AUTOMATIC ADDITIONS PROGRAM

                                . DOLLAR COST AVERAGING PROGRAM

                                . SYSTEMATIC WITHDRAWAL PROGRAM

                                . TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
---------------------------------------------------------------------------------------
INCOME PAYMENTS                 You can choose fixed income payments, variable income
                                payments, or a combination of the two. You can receive
                                your income payments in one of the following ways (you
                                may select more than one income plan):

                                . life income with guaranteed number of payments

                                . joint and survivor life income with guaranteed number
                                  of payments

                                . guaranteed number of payments for a specified period

                                . life income with cash refund

                                . joint life income with cash refund

                                . life income with installment refund

                                . joint life income with installment refund

                                In addition, we offer an Income Protection Benefit
                                Option that guarantees that your variable income
                                payments will not fall below a certain level.
---------------------------------------------------------------------------------------
DEATH BENEFITS                  If you die before the Payout Start Date, we will pay a
                                death benefit subject to the conditions described in
                                the Contract. In addition to the death benefit included
                                in your Contract ("ROP DEATH BENEFIT"), the death
                                benefit options we currently offer include:

                                . MAV DEATH BENEFIT OPTION;

                                . ANNUAL INCREASE DEATH BENEFIT OPTION; and

                                . ENHANCED EARNINGS DEATH BENEFIT OPTION.
---------------------------------------------------------------------------------------
TRANSFERS                       Before the Payout Start Date, you may transfer your
                                Contract Value among the investment alternatives, with
                                certain restrictions. The minimum amount you may
                                transfer is $100 or the amount remaining in the
                                investment alternative, if less.  The minimum amount
                                that can be transferred into the Standard Fixed Account
                                or Market Value Adjusted Account Options is $500.

                                A charge may apply after the 12/th/ transfer in each
                                Contract Year.
---------------------------------------------------------------------------------------
WITHDRAWALS                     You may withdraw some or all of your Contract Value at
                                any time during the Accumulation Phase and during the
                                Payout Phase in certain cases. In general, you must
                                withdraw at least $50 at a time. If any withdrawal
                                reduces your Contract Value to less than $1,000, we
                                will treat the request as a withdrawal of the entire
                                Contract Value, unless the SureIncome Withdrawal
                                Benefit Option is in effect under your Contract.
                                Withdrawals taken prior to annuitization (referred to
                                in this prospectus as the Payout Phase) are generally
                                considered to come from the earnings in the Contract
                                first. If the Contract is tax-qualified, generally all
                                withdrawals are treated as distributions of earnings.
                                Withdrawals of earnings are taxed as ordinary income
                                and, if taken prior to age 59 1/2, may be subject to an
                                additional 10% federal tax penalty. A withdrawal charge
                                and a MARKET VALUE ADJUSTMENT may also apply.




                                 9  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 53. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.


Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment


Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-865-5237 if you have any question about how the Contracts work.


                                 10  PROSPECTUS

EXPENSE TABLES
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/* /

                         Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable  Charge:
-----------------------------------------------------------------------------------------------------------------------------------
Contract:                    0           1           2           3           4           5           6          7           8+
Consultant Solutions
 Classic                      7%          7%          6%          5%          4%          3%        2%           0%         0%
Consultant Solutions
 Plus                       8.5%        8.5%        8.5%        7.5%        6.5%        5.5%        4%         2.5%         0%
Consultant Solutions
 Elite:                       7%          6%          5%          0%          0%          0%        0%           0%         0%
Consultant Solutions
 Select:                                                                   None

All Contracts:
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract
 Maintenance Charge                                                       $40**
Transfer Fee                                 up to 2.00% of the amount transferred, but not more than $25***
Premium Taxes                                              0% to 4.00% of Purchase Payment****
Loan Interest Rate                                                     7.25% *****


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

**/ /Reduced to $30 if Contract Value is not less than $2000, and waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred. The transfer fee will never be greater than $25.

**** Some States charge premium taxes that generally range from 0 to 4%. We are responsible for paying these taxes, and will deduct them from your Contract Value. Our current practice is to not charge for these taxes until the Payout Start Date or surrender of the Contract. See "Premium Taxes" for more information.

***** For more information, see "Contract Loans for 403(b) Contracts." The loan interest rate is subject to change.


                                 11  PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                   Mortality and Expense Risk             Administrative
Basic Contract (without any optional benefit)               Charge                       Expense Charge*
------------------------------------------------------------------------------------------------------------------
Consultant Solutions Classic                                               1.25%                           0.10%
------------------------------------------------------------------------------------------------------------------
Consultant Solutions Plus                                                  1.45%                           0.10%
------------------------------------------------------------------------------------------------------------------
Consultant Solutions Elite                                                 1.60%                           0.10%
------------------------------------------------------------------------------------------------------------------
Consultant Solutions Select                                                1.70%                           0.10%
------------------------------------------------------------------------------------------------------------------
                                                        Total Variable Account
Basic Contract (without any optional benefit)              Annual Expense
--------------------------------------------------------------------------------------
Consultant Solutions Classic                                                    1.35%
--------------------------------------------------------------------------------------
Consultant Solutions Plus                                                       1.55%
--------------------------------------------------------------------------------------
Consultant Solutions Elite                                                      1.70%
--------------------------------------------------------------------------------------
Consultant Solutions Select                                                     1.80%
--------------------------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.25%. If we increase this charge , we will amend the prospectus, accordingly. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

MAV Death Benefit Option                           Currently 0.20%, up to a maximum of 0.50% for Options added in the future*

Annual Increase Death Benefit Option               Currently 0.30%, up to a maximum of 0.50% for Options added in the future*

Enhanced Earnings Death Benefit Option (issue age  Currently 0.25%, up to a maximum of 0.35% for Options added in the future*
0-70)

Enhanced Earnings Death Benefit Option (issue age  Currently 0.40%, up to a maximum of 0.50% for Options added in the future*
71-79)


If you select the Options with the highest possible combination of mortality and expense risk charges during the Accumulation Phase, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option,
Annual Increase Death Benefit Option, and                        Mortality and Expense                Administrative
Enhanced Earnings Death Benefit Option (issue age 71-79)             Risk Charge*                    Expense Charge*
------------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Classic                                                           2.15%                           0.10%
------------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Plus                                                              2.35%                           0.10%
------------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Elite                                                             2.50%                           0.10%
------------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Select                                                            2.60%                           0.10%
------------------------------------------------------------------------------------------------------------------------------
Contract with the MAV Death Benefit Option,
Annual Increase Death Benefit Option, and                          Total Variable Account
Enhanced Earnings Death Benefit Option (issue age 71-79)              Annual Expense
-------------------------------------------------------------------------------------------------
Consultant Solutions Classic                                                               2.25%
-------------------------------------------------------------------------------------------------
Consultant Solutions Plus                                                                  2.45%
-------------------------------------------------------------------------------------------------
Consultant Solutions Elite                                                                 2.60%
-------------------------------------------------------------------------------------------------
Consultant Solutions Select                                                                2.70%
-------------------------------------------------------------------------------------------------


* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher in the future if you add this Option to your Contract. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. If we increase any of these charges, we will amend the prospectus, accordingly.

TRUERETURN ACCUMULATION BENEFIT OPTION ANNUAL FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

TrueReturn Accumulation Benefit Option                       Currently 0.50%, up to 1.25% for Options added in the future.*
--------------------------------------------------------------------------------------------------------------------------------


* If we increase this charge, we will amend the prospectus, accordingly. See "TrueReturn Accumulation Benefit Option" for details.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION ANNUAL FEE
(ANNUAL RATE AS A PERCENTAGE OF CONTRACT VALUE ON A CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option               Currently 0.10%, up to 0.15% for Options added in the future. *
----------------------------------------------------------------------------------------------------------------------------------


*    For Options added on or after 5/1/2005. If we increase this charge, we will
     amend  the  prospectus,   accordingly.   See  "Spousal  Protection  Benefit
     (Co-Annuitant) Option" for details.


                                 12  PROSPECTUS

SUREINCOME OPTION FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Withdrawal Benefit Option                       Currently 0.50%, up to 1.25% for SureIncome Options added in the future.*
--------------------------------------------------------------------------------------------------------------------------------


* If we increase this charge, we will amend the prospectus, accordingly. See "SureIncome Withdrawal Benefit Option" for details.


INCOME PROTECTION BENEFIT OPTION FEE (PAYOUT PHASE ONLY)*
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Income Protection Benefit Option                                  Currently 0.50%, up to 1.25% for Options added in the future. *
--------------------------------------------------------------------------------------------------------------------------------

* See "Income Payments - Income Protection Benefit Option," below, for a description of the Income Protection Benefit Option. You may add this Option when you elect to receive annuity benefits. We begin to deduct the charge for this Option on the Payout Start Date. Currently, the charge for this Option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We will charge you the Option charge in effect when you choose to apply this Option to your Contract. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. If we increase this charge, we will amend the prospectus accordingly. Once your Income Protection Benefit Option is in effect, however, we will not change the option charge you will pay for this Option. See "Expenses - Mortality and Expense Risk Charge," below, for details.


                                 13  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisors and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.


-------------------------------------------------------------------------------
                                             Minimum          Maximum
-------------------------------------------------------------------------------
Total Annual Portfolio Operating
Expenses/(1)/
(expenses that are deducted from Portfolio
assets,
which may include management fees,
distribution
and/or services (12b-1) fees, and other            0.35%             5.00%
expenses)
-------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2004.


EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option and the Annual Increase Death Benefit
  Option;

.. elected the Enhanced Earnings Death Benefit Option (assuming issue age 71-79);

.. elected the Spousal Protection Benefit (Co-Annuitant) Option; and

.. elected the TrueReturn Accumulation Benefit Option or SureIncome Withdrawal
  Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                          Consultant Solutions Classic          Consultant Solutions Plus
                                                       1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years   10 Years
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses       $1,428  $2,849   $4,174    $7,273   $1,378  $2,519    $4,060    $7,473
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses       $  952  $1,507   $2,079    $3,756   $  902  $1,188    $1,997    $4,084
------------------------------------------------------------------------------------------------------------------------------------


                                          Consultant Solutions Elite          Consultant Solutions Select
                                      1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years   10 Years
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual         $1,576  $3,116   $4,468    $7,388    $879   $2,546    $4,100    $7,529
Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual         $1,100  $1,780   $2,390    $3,945    $403   $1,218    $2,046    $4,175
Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------




                                 14  PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                                         Consultant Solutions Classic          Consultant Solutions Plus
                                      1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years   10 Years
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual          $833   $2,424   $3,919    $7,273    $868   $2,519    $4,060    $7,473
Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual          $357   $1,082   $1,824    $3,756    $392   $1,188    $1,997    $4,084
Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------


                                          Consultant Solutions Elite          Consultant Solutions Select
                                      1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years   10 Years
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual          $853   $2,478   $4,000    $7,388    $879   $2,546    $4,100    $7,529
Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual          $377   $1,142   $1,923    $3,945    $403   $1,218    $2,046    $4,175
Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $40 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION, THE ANNUAL INCREASE DEATH BENEFIT OPTION, THE ENHANCED EARNINGS DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER AND CO-ANNUITANT, OR, IF THE CONTRACT OWNER IS A NON-LIVING PERSON, THE OLDEST ANNUITANT, ARE AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION, AND THE TRUERETURN ACCUMULATION BENEFIT OPTION OR SUREINCOME WITHDRAWAL BENEFIT OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                                 15  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest charges available are shown in Appendix H to this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of charges. The financial statements of Lincoln Benefit and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying sub-accounts, appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each CONTRACT is an agreement between you, the Contract Owner, and Lincoln Benefit, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, or, if the Contract Owner is a non-living person, an Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die prior to the Payout Start Date, any surviving joint Contract Owner, or, if none, the Beneficiary, may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a non-living person, we will pay the death benefit to the current Contract Owner.

The Contract cannot be jointly owned by both a living and a non-living person. The CONSULTANT SOLUTIONS SELECT is not available for purchase by non-living persons. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the MAV Death Benefit Option, the Annual Increase Death Benefit Option, or the Enhanced Earnings Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option , the maximum age of any Contract Owner on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option , the maximum age of any Contract Owner on the Rider Application Date is currently age 85.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract.

Except for certain Qualified Contracts, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The ANNUITANT is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). If the Contract is a Non-Qualified Contract, you also may designate a joint Annuitant, who is a second person on whose life income payments depend. Additional retrictions may apply in the case of


                                 16  PROSPECTUS

Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If the Owner is a living person, the Owner may change the Annuitant before the Payout Start Date by written request in a form satisfactory to us. Once we accept a change, it takes effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

If you select the MAV Death Benefit Option, Annual Increase Death Benefit Option, or Enhanced Earnings Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90. If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date. If you select the SureIncome Withdrawal Benefit Option , the maximum age of any Annuitant on the Rider Application Date is currently age 85.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option must name their spouse as a CO-ANNUITANT:

.. the individually owned Contract must be either a traditional, Roth or Simplified Employee Pension IRA;

.. the Contract Owner must be age 90 or younger on the Rider Application Date;

.. and the Co-Annuitant must be age 79 or younger on the Rider Application Date;
  and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the "Death of Annuitant" provision of your Contract does not apply upon the death of the Co-Annuitant. If you are single when you purchase this Contract, and are married later, you may add the Spousal Protection Benefit Option within six months of your marriage only if you provide proof of marriage in a form satisfactory to us. You may change the Co-Annuitant to a new spouse within six months of re-marriage only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. The Co-Annuitant will be considered an Owner for the purposes of determining the age or birthday of the Owners under the MAV Death Benefit Option, the Annual Increase Death Benefit Option and the Enhanced Earnings Death Benefit Option. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death benefit or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries. We will provide a form to be signed by you and filed with us. Once we accept the form, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer living,

.. your surviving children equally, or if you have no surviving children,

.. your estate.


                                 17  PROSPECTUS

If more than one Beneficiary survives you, we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the death benefit in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one
Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a living person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the death proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any death proceed amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Classic Contracts is $1,200 (Qualified or Non-Qualified Contracts); the minimum initial purchase payment for all other Non-Qualified Contracts is $10,000, ($2,000 for Qualified Contracts). All subsequent purchase payments under a Contract must be $1,000 or more ($100 for automatic payments). For CONSULTANT SOLUTIONS PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $100 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or


                                 18  PROSPECTUS
in whole dollars. You can change your allocations by calling 1-800-865-5237.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

For CONSULTANT SOLUTIONS SELECT CONTRACTS, the maximum amount that can be allocated during any single day to certain selected funds is $25,000. Please see the current list of funds affected by this restriction on page 25.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed for the next Valuation Date.


CREDIT ENHANCEMENT
For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner, or, if the Contract Owner is a non-living person, the oldest Annuitant, is age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or, if the Owner is a non-living person, the oldest Annuitant is age 86 or older and 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. The thresholds apply individually to each CONSULTANT SOLUTIONS PLUS CONTRACT you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

      ADDITIONAL CREDIT           CUMULATIVE PURCHASE
    ENHANCEMENT FOR LARGE       PAYMENTS LESS CUMULATIVE
          CONTRACTS             WITHDRAWALS MUST EXCEED:

0.50% of the purchase payment           $500,000

1.00% of the purchase payment          $1,000,000


If, during the first Contract Year only, the cumulative purchase payments less cumulative withdrawals exceed the thresholds, the additional credit enhancement will apply to prior purchase payments, less cumulative withdrawals, and will be added to the Contract Value as of the date of the most recent purchase payment. The additional credit enhancement will be applied only once to any given purchase payment, current or prior.

If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" below for details. The CONSULTANT SOLUTIONS PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the most recent purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal


                                 19  PROSPECTUS

Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

For CONSULTANT SOLUTIONS PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement. In states where required, we will return the amount of your purchase payments. In other states, we will return the amount of your purchase payments, reduced by the amount of any mortality and expense risk charges and administrative expense charges deducted prior to cancellation, and adjusted by any investment gain or loss associated with:

.. your Variable Account purchase payments; and

.. any portion of the Credit Enhancement assigned to the Variable Sub-accounts.

We reserve the right to allocate your purchase payments to the PIMCO Money Market Variable Sub-account during the Trial Examination Period. For Contracts purchased in California by persons age 60 and older, you may elect to defer
until the end of the Trial Examination   Period allocation of your purchase
payment to the Variable Sub-accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the PIMCO Money Market Variable Sub-account. On the next Valuation Date 40 day after the issue date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information.


                                 20  PROSPECTUS

CONTRACT LOANS FOR 403(B) CONTRACTS
--------------------------------------------------------------------------------

Subject to the restrictions described below, we will make loans to the Contract Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA
Plan") under Section 403(b) of the Internal Revenue Code.   Such loans may not
be available in all states. Loans are not available under non-qualified Contracts. We will only make loans after the right to cancel period and before the Payout Start Date. All loans are subject to the terms of the Contract, the relevant qualified plan, and the Internal Revenue Code, which impose restrictions on loans. Loans may not be available with all rider options.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the amount available for full withdrawal, including any applicable Market Value Adjustment, under your Contract on the date of the loan. In addition, you may not borrow a loan if the total of the requested loan and all of your loans under TSA Plans with the same employer is more than the lesser of (a) or (b) where:

  (a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

  (b) equals the greater of $10,000 or half of the amount available for full withdrawal.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Loans made before the Payout Start Date are generally treated as distributions under the Contract, and may be subject to withholding and tax penalties for early distributions. Some of these requirements are stated in Section 72 of the Internal Revenue Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Variable Account and/or the Fixed Account Options to the Loan Account as collateral for the loan. The Loan Account is an account established for amounts transferred from the Variable Sub-accounts or Fixed Account Options as security for an outstanding Contract loan. We will transfer to the Loan Account amounts from each Variable Sub-account in proportion to the total assets in all Variable Sub-accounts. If your loan amount is greater than your Contract Value in the Variable Sub-accounts, we will transfer the remaining required collateral from the Market Value Adjusted or Standard Fixed Account Option. If your loan amount is greater than your contract value in the Variable Sub-accounts and the Market Value Adjusted or Standard Fixed Account Option, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Options.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Variable Sub-accounts or any of the Fixed Account Options. We may, however, apply a Market Value Adjustment to a transfer from the Market Value Adjusted Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Market Value Adjusted Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) an annual effective rate of 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Variable Sub-accounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

  (1) the Death Proceeds;

  (2) full withdrawal proceeds;

  (3) the amount available for partial withdrawal; and

  (4) the amount applied on the Payout Start Date to provide income payments.

If a New Owner elects to continue the Contract under Death of Owner Option D, the new Contract Value will be reduced by the amount of the loan outstanding plus accrued interest and the loan will be canceled.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Variable Sub-account(s) in the proportion that you have selected for your most recent Purchase Payment. Allocations of loan payments are not permitted to the Fixed Accounts (Standard Fixed Account, Market Value Adjusted Account, and Dollar Cost Averaging Fixed Account Option). If your Purchase


                                 21  PROSPECTUS

Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the PIMCO Money Market Sub-account.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. Until we are permitted by law to extinguish a defaulted loan, we will continue to charge interest and add unpaid interest to your outstanding loan balance.

If the total loan balance exceeds the amount available for full withdrawal, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the CONTRACT VALUE is equal to your initial purchase payment (for CONSULTANT SOLUTIONS PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-account by (ii) the Accumulation Unit Value of that Variable Sub-account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-account when the Accumulation Unit Value for the Sub-account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-account to your Contract. For CONSULTANT SOLUTIONS PLUS CONTRACTS, we would credit your Contract additional Accumulation Units of the Variable Sub-account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-account would, of course, reduce the number of Accumulation Units of that Sub-account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-account for each Contract will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


TRUERETURN ACCUMULATION BENEFIT OPTION
We offer the TRUERETURN ACCUMULATION BENEFIT OPTION, which is available for an additional fee. The TrueReturn Accumulation Benefit Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Accumulation Benefit Option" below for details on termination.

The TrueReturn Accumulation Benefit Option is available at time of application for the Contract, or the date we receive a written request to add the option, whichever is later, subject to availability and issue requirements. Currently, you may not add the TrueReturn Option to your Contract after Contract issue without prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the TrueReturn Option. Currently, you may have only one


                                 22  PROSPECTUS

TrueReturn Accumulation Benefit Option in effect on your Contract at one time. You may have only either the TrueReturn Accumulation Benefit Option or the SureIncome Option in effect on your Contract at one time. The TrueReturn Accumulation Benefit Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the youngest Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Accumulation Benefit Option may be cancelled at any time on or after the 5th Rider Anniversary by:

.. notifying us in writing in a form satisfactory to us; or

.. changing your investment allocations or making other changes so that that the allocation of investment alternatives no longer adheres to the investment requirements for the TrueReturn Accumulation Benefit Option. For more information regarding investment requirements for this Option, see the "Investment Requirements" section below.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Accumulation Benefit Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Accumulation Benefit Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Accumulation Benefit Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time.
 We currently offer two "GUARANTEE OPTIONS," Guarantee Option 1 and Guarantee Option 2. The Guarantee Option you select has specific investment requirements, which are described in the "Investment Requirements" section below and may depend upon the Rider Date. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Accumulation Benefit Option may not be available in all states.
 We may discontinue offering the TrueReturn Accumulation Benefit Option at any time.

ACCUMULATION BENEFIT.

On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the PIMCO Money Market Variable Sub-account. You may transfer the excess amount out of the PIMCO Money Market Variable Sub-account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Accumulation Benefit Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Accumulation Benefit Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                AB FACTORS
  RIDER PERIOD      GUARANTEE     GUARANTEE
(NUMBER OF YEARS)   OPTION 1      OPTION 2
---------------------------------------------
        8            100.0%           NA
---------------------------------------------
        9            112.5%           NA
---------------------------------------------
       10            125.0%        100.0%
---------------------------------------------
       11            137.5%        110.0%
---------------------------------------------
       12            150.0%        120.0%
---------------------------------------------
       13            162.5%        130.0%
---------------------------------------------
       14            175.0%        140.0%
---------------------------------------------
       15            187.5%        150.0%
---------------------------------------------
       16            200.0%        160.0%
---------------------------------------------
       17            212.5%        170.0%
---------------------------------------------
       18            225.0%        180.0%
---------------------------------------------
       19            237.5%        190.0%
---------------------------------------------
       20            250.0%        200.0%
---------------------------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.


                                 23  PROSPECTUS

Example 1: Guarantee Option 1

Guarantee Option:                         1
Rider Period:                            15
AB Factor:                             187.5%
Rider Date:                            1/1/04
Rider Maturity Date:                   1/1/19
Benefit Base on Rider Date:            $50,000
Benefit Base on Rider Maturity Date:   $50,000

On the Rider Maturity Date (1/1/19):


Accumulation Benefit  =    Benefit Base on Rider Maturity Date * AB
                            Factor
                      =    $50,000 * 187.5%
                      =    $93,750


Example 2: Guarantee Option 2

Guarantee Option:                         2
Rider Period:                            15
AB Factor:                             150.0%
Rider Date:                            1/1/04
Rider Maturity Date:                   1/1/19
Benefit Base on Rider Date:            $50,000
Benefit Base on Rider Maturity Date:   $50,000

On the Rider Maturity Date (1/1/19):


Accumulation Benefit  =    Benefit Base on Rider Maturity Date * AB
                            Factor
                      =    $50,000 * 150.0%
                      =    $75,000


Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.

BENEFIT BASE.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "BENEFIT BASE" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

.. The Benefit Base will be increased by purchase payments (and Credit
  Enhancements for CONSULTANT SOLUTIONS PLUS Contracts) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base.
   Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

.. The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
  (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately prior to the withdrawal; and

  (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix F for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

INVESTMENT REQUIREMENTS.

If you add the TrueReturn Accumulation Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the Guarantee Option you select and the Rider Date, and are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives.

We may also require that you use the Automatic Portfolio Rebalancing Program.
 We may change the specific requirements that are applicable to a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Accumulation Benefit Option that was made part of your Contract prior to the implementation date of the change, except for changes made due to a change in Variable Sub-accounts available under the Contract. This restriction does not apply to a new TrueReturn Accumulation Benefit Option elected pursuant to the Rider Trade-In Option.

If you have an outstanding loan balance, you may not elect the TrueReturn Accumulation Benefit Option until the outstanding balance has been repaid. If you elect the TrueReturn Accumulation Benefit Option, we will not make a policy loan to you until the TrueReturn Accumulation Benefit Option matures or is cancelled.


                                 24  PROSPECTUS

When you add the TrueReturn Accumulation Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a model portfolio option ("Model Portfolio Option") available with the Guarantee Option you selected, as defined below; or

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS Contracts) and interest according to a Model Portfolio Option available for use with the Guarantee Option you selected; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select one of the Model Portfolio Options under which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options with each of the available Guarantee Options, which may differ depending upon the effective date of your TrueReturn Accumulation Benefit Option. Please refer to the Model Portfolio Option 1 and Model Portfolio Option 2 sections for more details. We may add Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options.

The following table summarizes the Model Portfolio Options available for use with each Guarantee Period under the TrueReturn Accumulation Benefit Option:

                            GUARANTEE OPTION 1                                      GUARANTEE OPTION 2
---------------------------------------------------------------------------------------------------------------
* Model Portfolio Option 1                                                  * Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio Option                           * TrueBalance Conservative Model
* TrueBalance Moderately Conservative Model Portfolio Option                 Portfolio Option
                                                                            * TrueBalance Moderately
                                                                             Conservative Model Portfolio
                                                                             Option
                                                                            * TrueBalance Moderate Model
                                                                             Portfolio Option
                                                                            * TrueBalance Moderately Aggressive
                                                                             Model Portfolio Option
                                                                            * TrueBalance Aggressive Model
                                                                             Portfolio Option
---------------------------------------------------------------------------------------------------------------


You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-accounts prior to adding the TrueReturn Accumulation Benefit Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

Any subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-accounts according to the percentage allocations for your Model Portfolio Option, unless you request that the purchase payment (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce each of the investment alternatives on a pro rata basis in the proportion that your value in each bears to your total value in all Variable Sub-accounts, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain Investment Alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category.
 However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective May 1, 2005, certain Variable Sub-Accounts under Model Portfolio 1 have been reclassified into different asset categories. These changes apply to TrueReturn Accumulation Benefit Options effective both prior to and on or after May 1, 2005. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:

                      MODEL PORTFOLIO OPTION 1
---------------------------------------------------------------------
                           20% Category A
                           50% Category B
                           30% Category C
                            0% Category D
---------------------------------------------------------------------
CATEGORY A
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
---------------------------------------------------------------------
CATEGORY B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
 Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
Salomon Brothers Variable High Yield Bond - Class II Sub-Account
Van Kampen LIT Government, Class II Sub-Account
Van Kampen UIF U.S. Real Estate, Class II Sub-Account
---------------------------------------------------------------------
CATEGORY C
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
AIM V.I. Premier Equity - Series II Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series Risk-Managed Core - Service Shares Sub-Account
Janus Aspen Series Balanced - Service Shares Sub-Account
Janus Aspen Series Small Company Value - Service Shares Sub-Account
MFS Investors Trust - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account
Premier VIT OpCap Renaissance Sub-Account
Premier VIT OpCap Balanced Sub-Account
Rydex VT Sector Rotation Sub-Account
Salomon Brothers Variable All Cap - Class II Sub-Account
Salomon Brothers Variable Investors - Class II Sub-Account
T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck Worldwide Absolute Return Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
---------------------------------------------------------------------
CATEGORY D (VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO
 OPTION 1)
AIM V.I. Capital Appreciation - Series II Sub-Account
AIM V.I. Dent Demographic Trends - Series II Sub-Account
Alger American Growth - Class S Sub-Account
Alger American Leveraged AllCap - Class S Sub-Account
Alger American MidCap Growth - Class S Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Van Eck Worldwide Emerging Markets Sub-Account
Van Eck Worldwide Hard Assets Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account
---------------------------------------------------------------------

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION
1.  WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

MODEL PORTFOLIO OPTION 2.

The investment requirements under Model Portfolio Option 2 depend on the effective date of your TrueReturn Accumulation Benefit Option.

Rider Date prior to May 1, 2005
If your TrueReturn Accumulation Benefit Option Rider Date is prior to May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you must allocate your Contract Value among four asset categories in accordance with the percentage allocation requirements set out in the table below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category.
 However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to May 1, 2005) and the Variable Sub-Accounts available under each category:

     MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO MAY 1, 2005)
---------------------------------------------------------------------
                           10% Category A
                           20% Category B
                           50% Category C
                           20% Category D
---------------------------------------------------------------------
CATEGORY A
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
---------------------------------------------------------------------
CATEGORY B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
 Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
Salomon Brothers Variable High Yield Bond - Class II Sub-Account
Van Kampen LIT Government, Class II Sub-Account
Van Kampen UIF U.S. Real Estate, Class II Sub-Account
---------------------------------------------------------------------
CATEGORY C
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series Risk-Managed Core - Service Shares Sub-Account
Janus Aspen Series Balanced - Service Shares Sub-Account
Janus Aspen Series Small Company Value - Service Shares Sub-Account
MFS Investors Trust - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account
Premier VIT OpCap Balanced Sub-Account
Premier VIT OpCap Renaissance Sub-Account
Salomon Brothers Variable Investors - Class II Sub-Account
T. Rowe Price Equity Income - II Sub-Account
Van Eck Worldwide Absolute Return Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
---------------------------------------------------------------------
CATEGORY D
AIM V.I. Capital Appreciation - Series II Sub-Account
AIM V.I. Dent Demographic Trends - Series II Sub-Account
AIM V.I. Premier Equity - Series II Sub-Account
Alger American Growth - Class S Sub-Account
Alger American Leveraged AllCap - Class S Sub-Account
Alger American MidCap Growth - Class S Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
MFS New Discovery - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account
Rydex VT Sector Rotation Sub-Account
Salomon Brothers Variable All Cap - Class II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck Worldwide Emerging Markets Sub-Account
Van Eck Worldwide Hard Assets Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account
---------------------------------------------------------------------

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO MAY 1, 2005). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

Rider Date on or after May 1, 2005
If your TrueReturn Accumulation Benefit Option Rider Date is on or after May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts, however, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after May 1, 2005):

    MODEL PORTFOLIO OPTION 2 (RIDER DATE ON OR AFTER MAY 1, 2005)
---------------------------------------------------------------------
                              Available
---------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
AIM V.I. Premier Equity - Series II Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series Risk-Managed Core - Service Shares Sub-Account
Janus Aspen Series Balanced - Service Shares Sub-Account
Janus Aspen Series Small Company Value - Service Shares Sub-Account
MFS Investors Trust - Service Class Sub-Account
MFS High Income - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account
Premier VIT OpCap Balanced Sub-Account
Premier VIT OpCap Renaissance Sub-Account
Rydex VT Sector Rotation Sub-Account
Salomon Brothers Variable All Cap - Class II Sub-Account
Salomon Brothers Variable High Yield Bond - Class II Sub-Account
Salomon Brothers Variable Investors - Class II Sub-Account
T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck Worldwide Absolute Return Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Government, Class II Sub-Account
Van Kampen UIF U.S. Real Estate, Class II Sub-Account
---------------------------------------------------------------------
                              Excluded
---------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
AIM V.I. Dent Demographic Trends - Series II Sub-Account
Alger American Growth - Class S Sub-Account
Alger American Leveraged AllCap - Class S Sub-Account
Alger American MidCap Growth - Class S Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Van Eck Worldwide Emerging Markets Sub-Account
Van Eck Worldwide Hard Assets Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account
---------------------------------------------------------------------




                                 27  PROSPECTUS

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

CANCELLATION OF THE TRUERETURN ACCUMULATION BENEFIT OPTION.

You may not cancel the TrueReturn Accumulation Benefit Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary.

On or after the 5th Rider Anniversary, we will cancel the TrueReturn Accumulation Benefit Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Accumulation Benefit Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Accumulation Benefit Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

DEATH OF OWNER OR ANNUITANT.

If the Contract Owner dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner provision of your Contract, then the TrueReturn Accumulation Benefit Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Accumulation Benefit Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Accumulation Benefit Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the TrueReturn Accumulation Benefit Option will remain in effect until terminated.
 If the Contract is not continued under Category 1, then the TrueReturn Accumulation Benefit Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.

RIDER TRADE-IN OPTION.

We offer a "Rider Trade-In Option" that allows you to cancel your TrueReturn Accumulation Benefit Option and immediately add a new TrueReturn Accumulation Benefit Option ("NEW OPTION"), provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date.

.. The New Option will be made a part of your Contract on the date the existing
  TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be a TrueReturn Accumulation Benefit Option that we make available for use with the Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Accumulation Benefit Option:

.. the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in;

.. the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

.. the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

.. the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

.. any waiting period for canceling the New Option will start again on the new
  Rider Date;

.. any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

.. the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

Currently, we are also making the SureIncome Option available at the time of your first utilization of this


                                 28  PROSPECTUS

TrueReturn Accumulation Benefit Option Rider Trade-In Option. We may discontinue offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Accumulation Benefit Options added in the future at anytime at our discretion. You may cancel your TrueReturn Accumulation Benefit Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

.. The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The new SureIncome Option must be a SureIncome Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the new SureIncome Option must be met as of the date the new SureIncome Option is made a part of your Contract.

You should consult with your sales representative before trading in your TrueReturn Accumulation Benefit Option.

TERMINATION OF THE TRUERETURN ACCUMULATION BENEFIT OPTION.

The TrueReturn Accumulation Benefit Option will terminate on the earliest of the following to occur:

.. on the Rider Maturity Date;

.. on the Payout Start Date;

.. on the date your Contract is terminated;

.. on the date the Option is cancelled;

.. on the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. on the date the Option is replaced with a New Option under the Rider Trade-In
  Option.

We will not pay an Accumulation Benefit if the TrueReturn Accumulation Benefit Option is terminated for any reason prior to the Rider Maturity Date.

SUREINCOME WITHDRAWAL BENEFIT OPTION

We offer the SureIncome Withdrawal Benefit Option, which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. Currently, you may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the SureIncome Option. Currently, you may have only one SureIncome Option in effect on your Contract at one time. You may only have either the TrueReturn Accumulation Benefit Option, or the SureIncome Option in effect on your Contract at the same time. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date")(The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

The SureIncome Option may not be available in all states. We may discontinue offering the SureIncome Option at any time to new Contract Owners and to


                                 29  PROSPECTUS
existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

At the beginning of each Benefit Year, the Benefit Payment Remaining is equal to the Benefit Payment.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

  The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

  The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) that is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  The Benefit Payment immediately prior to the withdrawal; or

  The net of the Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements, which may result in a withdrawal greater than the Benefit Payment Remaining.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and decreased by withdrawals as follows:

  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix I.

CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider


                                 30  PROSPECTUS

Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase.

Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a request to withdraw the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

The Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code
Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date.
 Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Contract Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

EXAMPLE

BEGINNING OF BENEFIT YEAR 1*

Contract Value = $100,000

Benefit Base = $100,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000

In this example, you can take a benefit payment of up to $8,000 in Benefit Year one. If a withdrawal of $6,000 is taken then the following values would apply:

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $2,000

BEGINNING OF BENEFIT YEAR 2

Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000 (resets at the beginning of each Benefit
Year)

In benefit year two you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in Benefit Year two, the Benefit Payment Remaining would also be $8,000 at the beginning of Benefit Year two.

*This example assumes an initial Contract Value of $100,000, no additional purchase payments, a withdrawal benefit factor of 8% and does not take into account fees or charges.

INVESTMENT REQUIREMENTS

If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The


                                 31  PROSPECTUS
specific requirements are described below in more detail and will be determined by the Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future.

When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

  (1) to a MODEL PORTFOLIO OPTION available as described below; or

  (2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and interest to the Variable Sub-Accounts; or

  (3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options under which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor.
 Please refer to the Model Portfolio Option and TrueBalanceSM Model Portfolio Options sections for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

* Model Portfolio Option 1
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model
 Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio
 Option
* TrueBalance Aggressive Model Portfolio Option
---------------------------------------------------


You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding the SureIncome Option to your Contract.
 Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.
 We use the term "TRANSFER PERIOD ACCOUNT" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections.

Any subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment, unless you request that the purchase payment (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.


MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you currently may allocate up to 100% of your Contract Value in any manner you choose to the Available Variable Sub-Accounts shown in the table below. You may not allocate ANY PORTION of your Contract Value to the


                                 32  PROSPECTUS

Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows:

                             AVAILABLE
-------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
AIM V.I. Premier Equity - Series II Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series Risk-Managed Core - Service Shares Sub-Account
Janus Aspen Series Balanced - Service Shares Sub-Account
Janus Aspen Series Small Company Value - Service Shares Sub-Account
MFS Investors Trust - Service Class Sub-Account
MFS High Income - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account
Premier VIT OpCap Renaissance Sub-Account
Premier VIT OpCap Balanced Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
Rydex VT Sector Rotation Sub-Account
Salomon Brothers Variable All Cap - Class II Sub-Account
Salomon Brothers Variable High Yield Bond - Class II Sub-Account
Salomon Brothers Variable Investors - Class II Sub-Account
T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck Worldwide Absolute Return Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Government, Class II Sub-Account
Van Kampen UIF U.S. Real Estate, Class II Sub-Account
-------------------------------------------------------------------
                             EXCLUDED
-------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
AIM V.I. Dent Demographic Trends - Series II Sub-Account
Alger American Growth - Class S Sub-Account
Alger American Leveraged AllCap - Class S Sub-Account
Alger American MidCap Growth - Class S Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Van Eck Worldwide Emerging Markets Sub-Account
Van Eck Worldwide Hard Assets Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account
-------------------------------------------------------------------


TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the SureIncome Option to your Contract.

CANCELLATION OF THE SUREINCOME OPTION

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

RIDER TRADE-IN OPTION

We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We may also offer other Options ("Other New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion.

This Rider Trade-in Option is available provided all of the following conditions are met:

  The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in


                                 33  PROSPECTUS
  may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

  The New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

  The New Option must be an Option that we make available for use with this Rider Trade-In Option.

  The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

DEATH OF OWNER OR ANNUITANT.

If the Contract Owner dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner provision of your Contract, then the SureIncome Option will continue, unless the new Contract Owner elects to cancel this Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the SureIncome Option will remain in effect until terminated. If the Contract is not continued under Category 1, then the SureIncome Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.

TERMINATION OF THE SUREINCOME OPTION

This SureIncome Option will terminate on the earliest of the following to occur:

  The Benefit Base is reduced to zero;

  On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

  On the date the Contract is terminated;

  On the date the SureIncome Option is cancelled;

  On the date we receive a Complete Request for Settlement of the Death Proceeds; or

On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.


                                 34  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 51 Variable Sub-accounts. Each Variable Sub-account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-accounts.


Portfolio               Investment Objective           Investment Adviser
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (1)
-------------------------------------------------------------------------------
AIM V.I. Basic Value    Long-term growth of capital
 Fund - Series II
-------------------------------------------------------
AIM V.I. Capital        Growth of capital
 Appreciation Fund -
 Series II
-------------------------------------------------------A I M ADVISORS, INC.
AIM V.I. Dent           Long-term growth of capital
 Demographic Trends
 Fund - Series II(2)
-------------------------------------------------------
AIM V.I. Mid Cap Core   Long-term growth of capital
 Equity Fund - Series
 II
-------------------------------------------------------
AIM V.I. Premier        Long-term growth of capital
 Equity Fund - Series    with income as a secondary
 II                      objective
-------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
-------------------------------------------------------------------------------
Alger American Growth   Long-term capital
 Portfolio - Class S     appreciation
-------------------------------------------------------FRED ALGER MANAGEMENT,
Alger American          Long-term capital              INC.
 Leveraged AllCap        appreciation
 Portfolio - Class S
-------------------------------------------------------
Alger American MidCap   Long-term capital
 Growth Portfolio -      appreciation
 Class S
-------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP Asset      High total return with
 Manager(SM) Portfolio   reduced risk over the long
 - Service Class 2       term by allocating its
                         assets among stocks, bonds,
                         and short-term instruments.
-------------------------------------------------------
Fidelity VIP            Long-term capital
 Contrafund(R)           appreciation
  Portfolio - Service
 Class 2
-------------------------------------------------------
Fidelity VIP            Reasonable income by
 Equity-Income           investing primarily in
 Portfolio - Service     income-producing equity
 Class 2                 securities.  In choosing
                         these securities, the fund
                         will also consider the
                         potential for capital
                         appreciation.  The fund's
                         goal is to achieve a yield
                         which exceeds the composite   FIDELITY MANAGEMENT &
                         yield on the securities       RESEARCH COMPANY
                         comprising the S&P 500.
-------------------------------------------------------
Fidelity VIP Growth     To achieve capital
 Portfolio - Service     appreciation
 Class 2
-------------------------------------------------------
Fidelity VIP Index 500  Investment results that
 Portfolio - Service     correspond to the total
 Class 2                 return of common stocks
                         publicly traded in the
                         United States as represented
                         by the Standard & Poor's
                         500(SM) Index (S&P 500(R))
-------------------------------------------------------
Fidelity VIP            As high a level of current
 Investment Grade Bond   income as is consistent with
 Portfolio - Service     the preservation of capital
 Class 2
-------------------------------------------------------
Fidelity VIP Money      As high a level of current
 Market Portfolio -      income as is consistent with
 Service Class 2         preservation of capital and
                         daily liquidity by investing
                         in money market instruments.
-------------------------------------------------------
Fidelity VIP Overseas   Long-term growth of capital
 Portfolio - Service
 Class 2
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
Janus Aspen Series      Long-term capital growth,
 Balanced Portfolio -    consistent with preservation
 Service Shares          of capital and balanced by
                         current income
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Forty Portfolio -
 Service Shares (3)
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital.   JANUS CAPITAL MANAGEMENT
 Foreign Stock                                         LLC
 Portfolio - Service
 Shares
-------------------------------------------------------
Janus Aspen Series Mid  Capital appreciation
 Cap Value Portfolio -
 Service Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Risk-Managed Core
 Portfolio - Service
 Shares
-------------------------------------------------------
Janus Aspen Series      Capital appreciation
 Small Company Value
 Portfolio - Service
 Shares
-------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST(SM)
-------------------------------------------------------------------------------
MFS High Income Series  High current income by
 - Service Class         investing primarily in a
                         professionally managed
                         diversified portfolio of
                         fixed income securities,
                         some of which may involve
                         equity features
-------------------------------------------------------
MFS Investors Growth    Long-term growth of capital
 Stock Series -          and future income rather
 Service Class           than current income
-------------------------------------------------------
MFS Investors Trust     To provide long-term growth
 Series - Service        of capital and secondarily    MFS(TM) INVESTMENT
 Class                   to provide reasonable         MANAGEMENT
                         current income.
-------------------------------------------------------
MFS New Discovery       Capital appreciation
 Series - Service
 Class
-------------------------------------------------------
MFS Total Return        To provide above-average
 Series - Service        income (compared to a
 Class                   portfolio invested entirely
                         in equity securities)
                         consistent with the prudent
                         employment of capital and
                         secondarily to provide a
                         reasonable opportunity for
                         growth of capital and
                         income.
-------------------------------------------------------
MFS Value Series -      Capital appreciation and
 Service Class           reasonable income
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Aggressive  Capital appreciation by
 Growth Fund/VA -        investing in ''growth type''
 Service Shares          companies.
-------------------------------------------------------
Oppenheimer Global      Long-term capital
 Securities Fund/VA -    appreciation by investing a
 Service Shares          substantial portion of
                         assets in securities of       OPPENHEIMERFUNDS, INC.
                         foreign issuers, growth-type
                         companies, cyclical
                         industries and special
                         situations that are
                         considered to have
                         appreciation possibilities.
-------------------------------------------------------
Oppenheimer Main        Capital appreciation.
 Street Small Cap
 Fund/ VA - Service
 Shares
-------------------------------------------------------------------------------
PREMIER VIT
-------------------------------------------------------------------------------
Premier VIT OpCap       Growth of capital and
 Balanced Portfolio      investment income
 (4)                                                   OPCAP ADVISORS LLC
-------------------------------------------------------
Premier VIT OpCap       Long term capital
 Renaissance Portfolio   appreciation and income
 (5)
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond  Maximum total return,
 Portfolio (U.S.         consistent with preservation
 Dollar-Hedged) -        of capital and prudent
 Administrative Shares   investment management.
-------------------------------------------------------
PIMCO VIT Money Market  Maximum current income,
 Portfolio -             consistent with preservation  PACIFIC INVESTMENT
 Administrative Shares   of capital and daily          MANAGEMENT COMPANY LLC
                         liquidity
-------------------------------------------------------
PIMCO VIT Real Return   Maximum real return,
 Portfolio -             consistent with preservation
 Administrative Shares   of real capital and prudent
                         investment management
-------------------------------------------------------
PIMCO VIT Total Return  Maximum total return,
 Portfolio -             consistent with preservation
 Administrative Shares   of capital and prudent
                         investment management.
-------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-------------------------------------------------------------------------------
Rydex VT Sector         Long-term capital              RYDEX INVESTMENTS
 Rotation Fund           appreciation.
-------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC
-------------------------------------------------------------------------------
Salomon Brothers        Capital appreciation
 Variable All Cap Fund
 - Class II
-------------------------------------------------------SALOMON BROTHERS ASSET
Salomon Brothers        Maximum total return,          MANAGEMENT INC
 Variable High Yield     consistent with preservation
 Bond Fund - Class II    of capital
-------------------------------------------------------
Salomon Brothers        Long-term growth of capital
 Variable Investors      with current income as a
 Fund - Class II         secondary objective
-------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
-------------------------------------------------------------------------------
T. Rowe Price Equity    Substantial dividend income
 Income Portfolio - II   as well as long-term growth   T. ROWE PRICE
                         of capital.                   ASSOCIATES, INC.
-------------------------------------------------------
T. Rowe Price Blue      Long-term capital growth.
 Chip Growth Portfolio   Income is a secondary
 - II                    objective.
-------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------
Van Eck Worldwide       Long-term capital
 Emerging Markets Fund   appreciation by investing
                         primarily in equity
                         securities in emerging
                         markets around the world
-------------------------------------------------------VAN ECK ASSOCIATES
Van Eck Worldwide       Consistent absolute            CORPORATION
 Absolute Return Fund    (positive) returns in
                         various market cycles
-------------------------------------------------------
Van Eck Worldwide Hard  Long-term capital
 Assets Fund             appreciation by investing
                         primarily in "hard asset
                         securities" with income as a
                         secondary consideration
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT          Capital growth
 Aggressive Growth
 Portfolio, Class II
-------------------------------------------------------VAN KAMPEN ASSET
Van Kampen LIT          High current return            MANAGEMENT (6)
 Government Portfolio,   consistent with preservation
 Class II                of capital
-------------------------------------------------------
Van Kampen LIT Growth   Long-term growth of capital
 and Income Portfolio,   and income.
 Class II
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Equity   Long-term capital
 Growth Portfolio,       appreciation by investing
 Class II                primarily in growth-oriented
                         equity securities of large
                         capitalization companies
-------------------------------------------------------VAN KAMPEN
Van Kampen UIF U.S.     Above average current income
 Real Estate             and long-term capital
 Portfolio, Class II     appreciation by investing
                         primarily in equity
                         securities of companies in
                         the U.S. real estate
                         industry, including real
                         estate investment trusts
-------------------------------------------------------------------------------

(1) A Fund's investment objective(s) may be changed by the Fund's Board of Trustees without shareholder approval.

(2) Effective July 1, 2005, the AIM V.I. Dent Demographic Trends Fund - Series II will change its name to AIM V.I. Dent Demographic Trends Fund - Series II.
    In addition, H.S. Dent Advisors, Inc. will no longer be the sub-advisor to the Portfolio effective June 30, 2005.

(3) Effective May 1, 2005, the Janus Aspen Series Capital Appreciation Portfolio - Service Shares changed its name to the Janus Aspen Series Forty Portfolio - Service Shares.

(4) Effective February 12, 2005, the PAVIT PEA Renaissance Portfolio changed its name to the Premier VIT OpCap Renaissance Portfolio.

(5) Effective May 1, 2005, the PAVIT OpCap Balanced Portfolio changed its name to the Premier VIT OpCap Balanced Portfolio.

(6) Morgan Stanley Investment Management Inc., the investment advisor to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM

As a Contract owner, you may elect to participate in the TrueBalance asset allocation program ("TrueBalance program") for no additional charge.
 Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives, which you may select, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or the SureIncome Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and


                                 38  PROSPECTUS
market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative will help you determine whether participating in an asset allocation program is appropriate for you. If you decide to participate in the TrueBalance program, your sales representative may ask you to complete an investment style questionnaire to help you and your sales representative identify your investment style. Once you and your sales representative have identified your investment style, you will select one of five asset allocation model portfolios currently available, each of which represents a diversified allocation of a portion of your Contract Value among Variable Sub-Accounts with different levels of risk. The model portfolios, which have been prepared by Standard & Poor's Investment Advisory Services LLC ("SPIAS"), represent five different investment styles: conservative, moderately conservative, moderate, moderately aggressive and aggressive. Once you select a model portfolio, your Contract Value will be allocated among the Variable Sub-Accounts exactly according to that model portfolio. If you wish to allocate any of your Contract Value to any Variable Sub-Account not included in that model portfolio, or if you do not wish to allocate any of your Contract Value to any Variable Sub-Accounts in that model portfolio, you should not elect the TrueBalance program. We recommend you consult with your sales representative before selecting a TrueBalance model portfolio.

Lincoln Benefit and the principal underwriter of the Contracts, ALFS, Inc., do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

The TrueBalance portfolios in this prospectus were prepared for Lincoln Benefit by Standard & Poor's Investment Advisory Services LLC ("SPIAS"), a registered investment adviser and a wholly-owned subsidiary of The McGraw-Hill Companies, Inc. "S&P" and "Standard & Poor's" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Benefit. SPIAS is not affiliated with Lincoln Benefit and its affiliates. SPIAS does not provide advice to Lincoln Benefit's underlying customers. SPIAS does not act as "fiduciary" or as an "investment manager", as defined under ERISA, to any investor.

The TrueBalance program is not endorsed, sold or promoted by SPIAS or its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in the product. The TrueBalance model portfolios described in this document are only a general guideline. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments for Contract Owners/investors. There is no agreement or understanding that SPIAS will provide advice to any Contract Owner/investor. SPIAS does not take into account any information about any Contract Owner/investor or any Contract Owner's/investor's assets when creating, providing or maintaining any model. Individual Contract Owners/investors should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. SPIAS makes no warranties, expressed or implied, as to results to be obtained from use of information provided by SPIAS and used in this service, and SPIAS expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect thereto. While SPIAS has obtained information believed to be reliable, SPIAS shall not be liable for any Contract Owner claims or losses of any nature in connection with information contained in this document, including but not limited to, lost profits or punitive or consequential damages, even if it is advised of the possibility of same.

Analytic services and products provided by Standard & Poor's are the result of separate activities designed to preserve the independence and objectivity of each analytic process. Standard & Poor's has established policies and procedures to maintain the confidentiality of non-public information received during each analytic process.

Any investment based upon any of these asset allocation models should only be made with an understanding of the associated risks. SPIAS is not responsible for suitability with respect to Contract Owners' use of the TrueBalance model portfolios.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that considers the investment goals of the applicable investment style. On the business day we accept your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA


                                 39  PROSPECTUS

Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

SPIAS may review and analyze the model portfolios periodically and may create new or revised TrueBalance model portfolios at any time. If you are invested in a TrueBalance model portfolio, your registered representative or the selling broker-dealer for your Contract will notify you of any new or revised
TrueBalance model portfolios prepared by SPIAS or any other firm chosen by Lincoln Benefit. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio to the new
TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select only a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

You may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the TrueReturn Accumulation Benefit Option. Any increase will be allocated to the PIMCO VIT Money Market - Administrative Shares Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.


                                 40  PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the FIXED ACCOUNT OPTIONS. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in
the future. Some Options are not available in all states.   In addition, Lincoln
Benefit may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 47.

This option allows you to allocate purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $500. If we receive purchase payments designated for the DCA Fixed Account Option that are lower than the required minimum of $500, such amounts may be allocated to the PIMCO VIT Money Market - Administrative Shares Sub-Account.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you
must specify the term length over which the transfers are to take place.   We
use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future.
 Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have.
 The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. The first transfer will occur on the 25th day after you establish a Transfer Period Account and monthly thereafter. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the money market Variable Sub-account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the PIMCO VIT Money Market - Administrative Shares Sub-Account unless you request a different investment alternative. Transferring Contract Value to the PIMCO VIT Money Market - Administrative Shares Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 47.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the PIMCO VIT Money Market - Administrative Shares Sub-Account unless you request a different investment alternative.

If you have an Accumulation Benefit Rider, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to a Model Portfolio Option available with the Guarantee Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the CONSULTANT SOLUTIONS SELECT CONTRACT.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.


                                 41  PROSPECTUS

STANDARD FIXED ACCOUNT OPTION
If you have selected the CONSULTANT SOLUTIONS CLASSIC CONTRACT, you may allocate purchase payments or transfer amounts into the Standard Fixed Account Option.
 Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation. You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $500. If we receive purchase payments designated for the Standard Fixed Account Option that are lower than the required minimum of $500, such amounts may be allocated to the PIMCO VIT Money Market - Administrative Shares Sub-Account.

The Standard Fixed Account Option is not available in all states.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. We currently offer Standard Fixed Guarantee Periods of 1 year in length for CONSULTANT SOLUTIONS CLASSIC. For CONSULTANT SOLUTIONS PLUS, SELECT and ELITE CONTRACTS, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year.
 Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option; or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account.  Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we


                                 42  PROSPECTUS
receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is available only with the CONSULTANT SOLUTIONS CLASSIC CONTRACT.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $500. If we receive purchase payments designated for the Market Value Adjusted Fixed Account Option that are lower than the required minimum of $500, such amounts may be allocated to the PIMCO VIT Money Market - Administrative Shares Sub-Account.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option. We currently offer Market Value Adjusted Fixed Guarantee Periods of 1, 3, 5, 7, and 10 years. Refer to Appendix A for more
information. We may offer other  Guarantee Periods in the future.   If you
allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yields as reported in Federal Reserve Bulletin H.15 ("Treasury Rate") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the


                                 43  PROSPECTUS
purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to establish a new Guarantee Period Account within the Market Value Adjusted Fixed Account Option; or

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account.  Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account.
 If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.


                                 44  PROSPECTUS

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the Dollar Cost Averaging Fixed Account Option. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. If you added the TrueReturn Accumulation Benefit Option or SureIncome Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn Accumulation Benefit Option" and "SureIncome Withdrawal Benefit Option" sections of this prospectus for more information.

You may make up to 12 transfers per Contract Year without charge. Currently, a transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. In any event, the transfer fee will never be greater than $25.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $500.

For CONSULTANT SOLUTIONS SELECT CONTRACTS, the maximum amount that may be allocated during any single day to certain selected funds by telephone, fax, Internet, overnight or express mail services, same day messenger, or in person is $25,000. All trades exceeding this daily limit must be made by first class US Mail. The funds currently affected by this restriction are:

Fidelity VIP Overseas - Service Class 2 Sub-Account
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Van Eck Worldwide Emerging Markets Sub-Account
MFS High Income - Service Class Sub-Account
Salomon Brothers Variable High Yield Bond - Class II Sub-Account
------------------------------------------------------------------


We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-accounts so as to change the relative weighting of the Variable Sub-accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-865-5237. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


                                 45  PROSPECTUS

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities;

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s). If we determine that a Contract Owner has engaged in a pattern of market timing or excessive trading activity involving multiple Variable Sub-Accounts, we will also require that all future transfer requests be submitted through regular U.S. mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery.

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-accounts that occur within a certain number of days following the date of allocation to the Variable Sub-accounts. Such fees may vary by Variable Sub-account, but will only apply to those Variable Sub-accounts corresponding to underlying funds that assess such fees.


                                 46  PROSPECTUS

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-account or any Fixed Account Option to any of the other Variable Sub-accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-accounts, the performance of each Sub-account may cause a shift in the percentage you allocated to each Sub-account. If you select our AUTOMATIC PORTFOLIO REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-accounts. You want 40% to be in the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account and 60% to be in the Fidelity VIP Index 500 - Service Class 2 Sub-Account Variable Sub-account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account for the appropriate Contract(s) and use the money to buy more units in the Fidelity VIP Index 500
  - Service Class 2 Sub-Account Variable Sub-account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $40 contract maintenance charge from your assets invested in the PIMCO Money Market Variable Sub-account ($30 if the Contract value is equal to or greater than $2,000.) If there are insufficient assets in that Variable Sub-account, we will deduct the balance of the charge proportionally from the other Variable Sub-accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge for a Contract Anniversary if, on that date:

.. your Contract Value is equal to or greater than $50,000; or

.. your entire Contract Value is allocated to the Fixed Account Options or, after the Payout Start Date, if all income payments are fixed income payments.



                                 47  PROSPECTUS

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
We currently deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.25%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

CONSULTANT SOLUTIONS CLASSIC                                                  1.25%
------------------------------------------------------------------------------------
CONSULTANT SOLUTIONS PLUS                                                     1.45%
------------------------------------------------------------------------------------
CONSULTANT SOLUTIONS ELITE                                                    1.60%
------------------------------------------------------------------------------------
CONSULTANT SOLUTIONS SELECT                                                   1.70%
------------------------------------------------------------------------------------


The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits) and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the CONSULTANT SOLUTIONS PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Annual Increase Death Benefit Option: The current mortality and expense risk charge for this option is 0.30%. This charge may be increased, but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract.
   We deduct the charge for this option only during the Accumulation Phase.

.. Enhanced Earnings Death Benefit Option: The current mortality and expense risk charge for this option is:

  . 0.25% (maximum of 0.35%) if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date;

  . 0.40% (maximum of 0.50%) if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

  . The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the charge will be based on the age of the new Contract Owner at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information.
       We deduct the charge for this option only during  the Accumulation Phase.

.. Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. This option may be added to your Contract on the Payout Start Date. The charge will be deducted only during the Payout Phase.


TRUERETURN ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Accumulation Benefit Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee


                                 48  PROSPECTUS

Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in.


The Rider Fee is deducted only from the Variable Sub-account(s) on a pro rata basis in the proportion that your value in each Variable Sub-account bears to your total value in all Variable Sub-accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-account. If you terminate the Option, or terminate the Contract by a total withdrawal, prior to the Rider Maturity Date on a date other than the Contract Anniversary, we will deduct a Rider Fee that is prorated based on the number of full months between the Contract Anniversary immediately prior to the termination and the date of the termination. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract
Anniversary.    If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn Accumulation Benefit Option" section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE
We charge a separate annual Rider Fee for the Spousal Protection Benefit (Co-Annuitant) Option. The current annual Rider Fee is 0.10% of the Contract Value. This fee applies to Options added on or after May 1, 2005. For Options added prior to May 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary and in certain circumstances on the date you terminate the Option. We reserve the right to increase the annual Rider Fee on newly issued Options to up to 0.15% of the Contract Value.
 We also reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options we offer in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary while the Rider is in force.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary.

If the Rider is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant. If we charge a Rider Fee on the termination of the Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months this Option was in effect.


SUREINCOME WITHDRAWAL BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the SureIncome Option ("SureIncome Option Fee" or "Rider Fee"). The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the Rider Fee to up to 1.25% of the Benefit Base. We also reserve the right to charge different Rider Fees for different Withdrawal Benefit Factors we may offer in the future. However, once we issue your SureIncome Option, we cannot change the Rider Fee that applies to your Option. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new SureIncome Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account.
 If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Rider Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary the SureIncome Option is in force.


                                 49  PROSPECTUS

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to the 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

If the SureIncome Option is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the SureIncome Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the SureIncome Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant.
 If we charge a Rider Fee on the termination of the SureIncome Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months the SureIncome Option was in effect.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. In any event, the transfer fee will never be greater than $25. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
For all of the contracts except the CONSULTANT SOLUTIONS SELECT, we may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 11. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 43 for more information on market value adjustments.


FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to         withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Free Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the CONSULTANT SOLUTIONS SELECT CONTRACT, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount.
 Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.


                                 50  PROSPECTUS

ALL CONTRACTS
We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the CONSULTANT SOLUTIONS PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


CONFINEMENT WAIVER. We will waive the withdrawal charge on all withdrawals taken under your Contract if the following conditions are satisfied:

1. you, or, if the Contract Owner is not a living person, the Annuitant, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must first enter the long term care facility or hospital at least 30 days after the Issue Date,

2. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract),

3. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

4. Due proof of confinement is received by us prior to or at the time of, a request for a withdrawal.


TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on all withdrawals under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.


UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation, and

4. we receive due proof that you are or have been unemployed and that unemployment compensation has been received for at least thirty consecutive days prior to or at the time of the request for withdrawal.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the CONSULTANT SOLUTIONS SELECT.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.


                                 51  PROSPECTUS

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 14. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 53.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 42.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

If you request a total withdrawal, we may require that you return your Contract to us. Your contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if the SureIncome Withdrawal Benefit Option is currently attached to your Contract. See "SureIncome Withdrawal Benefit Option" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-865-5237 for more information.

Depending on fluctuations in the value of the Variable Sub-accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently


                                 52  PROSPECTUS
attached to your Contract. See "SureIncome Withdrawal Benefit Option: Contract Value." Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value, adjusted by any applicable Market Value Adjustment and less applicable taxes, to an Income Plan. The first income payment may occur no sooner than 30 days after the Issue Date. The Payout Start Date must occur on or before the later of:

.. the youngest Annuitant's 99th birthday, or

.. the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below.

If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. On the Payout Start Date, the portion of the Contract Value in any Fixed Account Option, adjusted by any applicable Market Value Adjustment and less any applicable taxes, will be used to derive fixed income payments; the portion of the Contract Value in any Variable Sub-account, less any applicable taxes, will be used to derive variable income payments.

If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

Partial annuitizations are not allowed. Your total Contract Value, adjusted by any applicable Market Value Adjustment, and less any applicable taxes, must be applied to your Income Plan(s) on the Payout Start Date.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2 may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:


INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may be 0 months, or range from 60 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may be 0 months, or range from 60 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will


                                 53  PROSPECTUS
remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.


INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3.
 See "Modifying Payments" and "Payout Withdrawals" below for more details.


INCOME PLAN 4 -LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.


INCOME PLAN 5 -JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.


INCOME PLAN 6 -LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.


INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.


MODIFYING PAYMENTS
After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period.
   Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.
   If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date.
   However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.Changes to either the frequency of payments or length of the


                                 54  PROSPECTUS

Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under qualified plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period cannot be changed even if the new period is shorter than the maximum permitted.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("Withdrawal Value"), subject to a Payout Withdrawal Charge, by requesting a withdrawal ("Payout Withdrawal") in writing. For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the Investment Alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:                    0           1           2           3           4           5           6          7           8+
-----------------------------------------------------------------------------------------------------------------------------------
Consultant Solutions
 Classic                      7%          7%          6%          5%          4%          3%        2%           0%         0%
Consultant Solutions
 Plus                       8.5%        8.5%        8.5%        7.5%        6.5%        5.5%        4%         2.5%         0%
Consultant Solutions
 Elite                        7%          6%          5%          0%          0%          0%        0%           0%         0%
Consultant Solutions
 Select                                                                   None




ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a)


                                 55  PROSPECTUS
company mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 3% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2 and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) that you wish to apply this benefit to.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. Currently, the charge for this option is 0.50%. We may change the amount we charge, but it will not exceed 0.75%. Once the option is issued, we will not increase what we charge you for the benefit.


                                 56  PROSPECTUS

INVESTMENT REQUIREMENTS.

If you add the Income Protection Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies.
 These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts, exclusion of certain Variable Sub-accounts, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to the Income Protection Benefit Option if it was added to your Contract prior to the implementation date of the change, except for changes made due to a change in Variable Sub-accounts available under the Contract.

When you add the Income Protection Benefit Option to your Contract, you must allocate to a model portfolio option the entire portion of your Contract Value allocated to the Variable Sub-accounts.

We currently offer one Model Portfolio Option; however, we may add more Model Portfolio Options in the future. Transfers made for purposes of adhering to your Model Portfolio Option will not count towards the number of free transfers you may make each Contract Year.

The following table summarizes the Model Portfolio Option currently available for use with the Income Protection Benefit Option:

* Model Portfolio Option 1
--------------------------------------------------


Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-account and return it to the percentage allocations for your Model Portfolio Option, using the percentage allocations as of your most recent instructions.

MODEL PORTFOLIO OPTION 1

You must allocate a certain percentage of the portion of your Contract Value allocated to the Variable Sub-accounts into each of three asset categories. You may choose the Variable Sub-accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-accounts within each category at any time, provided you maintain the percentage allocation requirements for each category.
 However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Options 1 and Variable Sub-accounts available under each category:

                          MODEL PORTFOLIO OPTION 1
----------------------------------------------------------------------------
                               20% Category A
                               50% Category B
                               30% Category C
----------------------------------------------------------------------------
CATEGORY A
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
----------------------------------------------------------------------------
CATEGORY B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
 Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
Salomon Brothers Variable High Yield Bond - Class II Sub-Account
Van Kampen LIT Government, Class II Sub-Account
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (1)
----------------------------------------------------------------------------
CATEGORY C
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
AIM V.I. Premier Equity - Series II Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account (2)
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series Risk-Managed Core - Service Shares Sub-Account
Janus Aspen Series Balanced - Service Shares Sub-Account
Janus Aspen Series Small Company Value - Service Shares Sub-Account
MFS Investors Trust - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer Aggressive Growth/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account
Premier VIT OpCap Renaissance Sub-Account (3)
Premier VIT OpCap Balanced Sub-Account (4)
Rydex VT Sector Rotation Sub-Account
Salomon Brothers Variable All Cap - Class II Sub-Account
Salomon Brothers Variable Investors - Class II Sub-Account
T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck Worldwide Absolute Return Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
----------------------------------------------------------------------------


(1) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(2) Effective May 1, 2005, the Janus Aspen Series Capital Appreciation Portfolio
- Service Shares changed its name to the Janus Aspen Series Forty Portfolio - Service Shares.

(3) Effective February 12, 2005, the PAVIT PEA Renaissance Portfolio changed its name to Premier VIT OpCap Renaissance Portfolio.

(4) Effective May 1, 2005, the PAVIT OpCap Balanced Portfolio changed its name to the Premier VIT OpCap Balanced Portfolio.


                                 57  PROSPECTUS

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes. We calculate the fixed income payments by:

.. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

.. deducting any applicable premium tax; and

.. applying the resulting amount to the greater of (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay a death settlement ("DEATH PROCEEDS") for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date.
 The Death Proceeds will not exceed the Contract Value plus $1 million. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" on page 53 for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

.. MAV Death Benefit Option

.. Annual Increase Death Benefit Option

.. Enhanced Earnings Death Benefit Option

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the issue date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit options to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you want to add an option.

The "DEATH BENEFIT" is equal to the Enhanced Earnings Death Benefit (if selected) plus the greatest of:


                                 58  PROSPECTUS

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected); or

.. The Annual Increase Death Benefit Option (if selected).

The "SETTLEMENT VALUE" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The MAV Death Benefit Option is available only if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on page 58), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS).

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date through the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 62 below, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80/th/ birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and withdrawals); or

.. The date we next determine the Death Proceeds.


ANNUAL INCREASE DEATH BENEFIT OPTION.
The Annual Increase Death Benefit Option is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Annual Increase Death Benefit is equal to the Contract Value. The Annual Increase Death Benefit, plus purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (may be 3% in certain states), subject to the "Cap"


                                 59  PROSPECTUS
defined below. This accumulation will continue until the earlier of:

  (a) the first Contract Anniversary following the 80/th/ birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant; or

  (b) the date we determine the Death Proceeds.

After the 5% interest accumulation (may be 3% in certain states) ends, the Annual Increase Death Benefit will continue to be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Annual Increase Death Benefit immediately prior to the withdrawal.

The Annual Increase Death Benefit Cap is equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS
  PLUS CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made in the 12-month period immediately prior to the death of a Contract Owner or the Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant; minus

.. Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 62, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the Annual Increase Death Benefit Option will continue. The amount of the Annual Increase Death Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (may be 3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80/th/ birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the Annual Increase Death Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS)); or

.. The date we next determine the Death Proceeds.


ENHANCED EARNINGS DEATH BENEFIT OPTION.
The "ENHANCED EARNINGS DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

.. 0.25%, if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date; and

.. 0.40%, if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, at the time the Contract is continued.

If the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

.. 100% of "IN-FORCE PREMIUM" (excluding purchase payments (and Credit
  Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

.. 40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:


                                 60  PROSPECTUS

..  50%  of  "In-Force   Premium"   (excluding   purchase  payments  (and  Credit
Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the Rider Date and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

.. 25% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force Premium.
 If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix E for numerical examples that illustrate how the Enhanced Earnings Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 62, and if the New Contract Owner is younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

.. The Rider Date will be changed to the date we determine the Death Proceeds;

.. The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

.. The Enhanced Earnings Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

.. The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

If the Contract Owner's, Co-Annuitant's or Annuitant's age is misstated, the Enhanced Earnings Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.


ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN INVESTMENT ALTERNATIVES, RESTRICTIONS ON TRANSFERS TO AND FROM CERTAIN INVESTMENT ALTERNATIVES, AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 62, and the New Owner is older than age 80 (age 80 or older for the Enhanced Earnings Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is a current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is a current Annuitant; or

.. the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Enhanced Earnings Death Benefit at that time.


                                 61  PROSPECTUS

DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be the "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to each New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES


CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.


CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:


OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.


OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the PIMCO Money Market Variable Sub-account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.


OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the PIMCO Money Market Variable Sub-account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may transfer all or a portion of the excess of the Death Proceeds, if any, into


                                 62  PROSPECTUS
any combination of Variable Sub-accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract. The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.


OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Death Proceeds divided by the "LIFE EXPECTANCY" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date the Death Proceeds were determined. The LIFE EXPECTANCY in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner (The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.). In each calendar year after the calendar year in which the Death Proceeds were determined, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust established by a living person, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES


CATEGORY 1. If the Owner is a living person, the Contract will continue in the Accumulation Phase with a new Annuitant. The Contract Value will not be increased by any excess of the Death Proceeds over the Contract Value as of the date that we determine the value of the Death Proceeds.

The new Annuitant will be:

.. A person you name by written request, subject to the conditions described in the Annuitant section of this Contract; otherwise,

.. The youngest Owner; otherwise,

.. The youngest Beneficiary.


CATEGORY 2. If the Owner is a corporation, trust, or other non-living person, the Owner must choose between the following two options:


OPTION A.  The Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The Owner may elect to receive the Contract Value payable within 5 years of the Annuitant's date of death. Under this Option, the excess, if any, of the Death Proceeds over the Contract Value, as of the date that we determine the value of the Death Proceeds, will be added to the Contract Value. Unless otherwise instructed by the Owner, this excess will be allocated to the PIMCO Money Market Variable Sub-account. During the 5 year period that follows the Annuitant's date of death, the Owner may exercise all rights as set forth in the Transfers section. Withdrawal Charges will be waived for any withdrawals made during this 5 year period, however, the amount withdrawal may be subject to a Market Value Adjustment.

No additional purchase payments may be added to the Contract under this section. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

We reserve the right to offer additional death settlement options.


                                 63  PROSPECTUS

QUALIFIED CONTRACTS

The death settlement options for qualified plans, including IRAs, may be different to conform with the individual tax requirements of each type of qualified plan.
Please refer to your Endorsement for IRA plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. The Contract Owner must be age 90 or younger on the Rider Application Date;
  and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. The option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us. Currently, you may not add the option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the "Death of Annuitant" provision of your Contract does not apply on the death of the Co-Annuitant.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for Options added on or after May 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after May 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time.

The option will terminate upon the date your written termination request is accepted by us or will terminate on the earliest of the following occurrences:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

.. on the date you change the beneficiary of the Contract and the change is accepted by us;

.. for options added on or after May 1, 2005, the Contract Owner may terminate the option upon the divorce of the Contract Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

.. for options added prior to May 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once the Option is terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.


DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


MORE INFORMATION
--------------------------------------------------------------------------------


LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is the issuer of the Contract. Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is P.O. Box 80469, Lincoln, Nebraska. Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of the State of Illinois.


                                 64  PROSPECTUS

All outstanding capital stock of Allstate is owned by The Allstate Corporation. We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Variable Account and/or the Fixed Account.

Under our reinsurance agreement with Allstate Life, substantially all contract related transactions are transferred to Allstate Life and substantially all of the assets backing our reinsured liabilities are owned by Allstate Life.
 Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our financial statements. The amounts reflected in our financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreement. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreement provides us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with Allstate Life, the Company reinsures all reserve liabilities with Allstate Life except for variable contracts. The Company's variable Contract assets and liabilities are held in legally-segregated, unitized separate accounts and are retained by the Company.
 However, the transactions related to such variable contracts such as premiums, expenses and benefits are transferred to Allstate Life.


VARIABLE ACCOUNT
Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Variable Account or Lincoln Benefit.

We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct.
 Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Variable Account is divided into Sub-accounts. The assets of each Sub-account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Variable Account, its Sub-accounts or the Portfolios. Values allocated to the Variable Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

We have included additional information about the Variable Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-865-5237. We have reproduced the Table of Contents of the Statement of Additional Information on page 75.


THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.


VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-account by the net asset value per share of the corresponding Portfolio. Generally, the votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on


                                 65  PROSPECTUS
any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.


CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-accounts that invest in additional underlying funds. We will notify you in advance of any change.


CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of the Funds will monitor eventsfor possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Fund's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACTS

DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc ("NASD").

ALFS does not sell Contracts directly to purchasers. ALFS enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered representatives. The broker-dealers are registered with the SEC and are NASD member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts.
 Commissions paid vary, but we may pay up to a maximum sales commission of 7.25%
of total purchase payments.   In addition, we may pay ongoing annual
compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices.
 We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. For more information on the compensation associated with this Contract that your registered representative or his or her bank or brokerage firm may receive, please consult your registered representative.

Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. ALFS compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract values. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. Our mailing address is P.O. Box 80469, Lincoln, NE 68501-0469.

We provide the following administrative services, among others: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of unit values; maintenance of the Variable Account; and preparation of Contract Owner reports.


                                 66  PROSPECTUS

We will send you Contract statements and transaction confirmations at least quarterly. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within a employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by Michael J. Velotta, Senior Vice President, General Counsel and Secretary of Lincoln Benefit. Certain legal matters relating to the federal securities laws in connection with the Contracts described in this prospectus are being passed upon by the law firm of LeBoeuf, Lamb, Greene & MacRae, L.L.P., 1875 Connecticut Avenue, NW, Washington, DC 20009.


                                 67  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Variable Account, then Lincoln Benefit may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Lincoln Benefit is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


                                 68  PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


                                 69  PROSPECTUS

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the


                                 70  PROSPECTUS

U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The


                                 71  PROSPECTUS

Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or


                                 72  PROSPECTUS
resident alien or to certain other 'foreign persons'. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or


                                 73  PROSPECTUS

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Lincoln Benefit's annual report on Form 10-K for the year ended December 31, 2004, is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000910739. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:// www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Lincoln Benefit Life Company, P.O. Box 80469, Lincoln, NE 68501-0469 or 800-865-5237.


                                 74  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------












THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 75  PROSPECTUS

APPENDIX A
CONTRACT COMPARISON CHART

        FEATURE                 CLASSIC                   PLUS                   ELITE               SELECT
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                 up to 5% depending on
                                                 issue age and amount
Credit Enhancement                None           of                              None                 None
                                                 purchase payments
----------------------------------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge                      1.25%                   1.45%                   1.60%               1.70%
(Base Contract)
----------------------------------------------------------------------------------------------------------------
Withdrawal Charge          7/ 7/ 6/ 5/ 4/ 3/ 2    8.5/ 8.5/ 8.5/ 7.5/
(% of purchase payment)                            6.5/ 5.5/ 4/2.5              7/ 6/ 5               None

----------------------------------------------------------------------------------------------------------------
Withdrawal Charge        Confinement, Terminal   Confinement, Terminal   Confinement, Terminal        N/A
Waivers                  Illness, Unemployment   Illness, Unemployment   Illness, Unemployment
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                           DCA FIXED ACCOUNT OPTION*
----------------------------------------------------------------------------------
                     CLASSIC           PLUS        ELITE               SELECT

                  ----------------------------------------------------------------
TRANSFER PERIODS        6-month        6-month          6-month           N/A
----------------------------------------------------------------------------------
                       12-month       12-month         12-month           N/A
                  ----------------------------------------------------------------


          STANDARD FIXED ACCOUNT OPTION (NOT AVAILABLE IN ALL STATES)**
-----------------------------------------------------------------------------------
                      CLASSIC           PLUS           ELITE            SELECT

                   ----------------------------------------------------------------

GUARANTEE PERIODS      1-year           N/A              N/A                N/A
-----------------------------------------------------------------------------------
                        N/A             N/A              N/A                N/A
                   ----------------------------------------------------------------
                        N/A             N/A              N/A                N/A
                   ----------------------------------------------------------------
                        N/A             N/A              N/A                N/A
                   ----------------------------------------------------------------


                 MVA FIXED ACCOUNT OPTION (NOT AVAILABLE IN ALL STATES)***
---------------------------------------------------------------------------------------------
                      CLASSIC             PLUS             ELITE              SELECT
---------------------------------------------------------------------------------------------
                      1-year             1-year           1-year              1-year
                   --------------------------------------------------------------------------

GUARANTEE PERIODS      3-year           3-year            3-year              3-year
---------------------------------------------------------------------------------------------
                       5-year           5-year            5-year              5-year
                   --------------------------------------------------------------------------
                       7-year           7-year            7-year              7-year
                   --------------------------------------------------------------------------
                       10-year          10-year           10-year             10-year
                   --------------------------------------------------------------------------


*
   At the time you allocate a purchase payment to the DCA Fixed Account Option, if you do not specify the term length over which the transfers are to take place, the default transfer period will be 6 months for the 6-month option and 12 months for the 12 month option.

**May be available only in states where the MVA Fixed Account Option is not offered.

*** Not available in states where the Standard Fixed Account Options are offered.


                                 76  PROSPECTUS

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

 I  =    the Treasury Rate for a maturity equal to the term length of the
         Guarantee Period for the week preceding the establishment of the
         Market Value Adjusted Fixed Guarantee Period Account;
J   =    the Treasury Rate for a maturity equal to the term length of the
         Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the
         Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be ("Market Value Adjustment Date").
N   =    the number of whole and partial years from the Market Value
         Adjustment Date to the expiration of the term length of the Market
         Value Adjusted Fixed Guarantee Period Account.


Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15. If such yields cease to be available in Federal Reserve Bulletin Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                     EXAMPLES OF MARKET VALUE ADJUSTMENT
                   $10,000 allocated to a Market Value Adjusted Fixed Guarantee
Purchase Payment:  Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Consultant Solutions Classic*



                EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1: Calculate Contract Value at  = $10,000.00 X (1.045) /3/ = $11,411.66
 End of Contract Year 3:
Step 2: Calculate the Free           = .15 X $10,000 = $1500
 Withdrawal Amount:
Step 3: Calculate the Withdrawal     = .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value   I   =   4.50%
 Adjustment:                         J   =   4.20%
                                              730 DAYS
                                     N  =   --------   =   2
                                              365 DAYS
                                     Market Value Adjustment Factor: .9 X [I -
                                     (J + .0025)] X N
                                     = .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                     Market Value Adjustment = Market Value
                                     Adjustment Factor X Amount
                                     Subject To Market Value Adjustment:
                                     = .0009 X $11,411.66  = $10.27
Step 5: Calculate the amount          = $11,411.66 - $510 + $10.27 = $10,911.93
 received by Contract owner as a
 result of full withdrawal at the
 end of Contract Year 3:



                                 77  PROSPECTUS

                                         EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at End of Contract Year 3:        = $10,000.00 X (1.045) /3/ = $11,411.66
Step 2: Calculate The Free Withdrawal Amount:                     = .15 X $10,000 =  $1,500
Step 3: Calculate the Withdrawal Charge:                          = 0.6 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value Adjustment:                    I   =   4.50%
                                                                  J   =   4.80%
                                                                           730 DAYS
                                                                  N  =    -----------   =   2
                                                                            365 DAYS
                                                                  Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                                  = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                                  Market Value Adjustment = Market Value Adjustment Factor X
                                                                  Amount Subject To Market Value Adjustment:
                                                                  = -.0099 X $11,411.66 = -($112.98)
Step    5: Calculate the amount received by Contract owner as a   = $11,411.66 - $510 -  $112.98 = $10,788.68
 result of full withdrawal at the end of Contract Year 3:




  *These examples assume the election of the CONSULTANT SOLUTIONS CLASSIC
   CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under CONSULTANT SOLUTIONS PLUS, CONSULTANT SOLUTIONS ELITE CONTRACTS, and CONSULTANT SOLUTIONS SELECT CONTRACTS which have different expenses and withdrawal charges.




                                 78  PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout Start                   65
Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                              male
-------------------------------------------------------------------------------
Income Plan selected:                                            1
-------------------------------------------------------------------------------
Payment frequency:                                            monthly
-------------------------------------------------------------------------------
Amount applied to variable income payments under            $100,000.00
the Income Plan:
-------------------------------------------------------------------------------





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                                 3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
payment:                                               value
-------------------------------------------------------------------------------


STEP 1 -  CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.




                                 79  PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For CONSULTANT SOLUTIONS PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90)).


                                                                                          Death  Benefit Amount
                                                                       ------------------------------------------------------------
                                                                           ROP Value                        Annual Increase Value**
                                                                       -------------------                  ----------------------
                                                                        Classic                             Classic,
                                   Beginning                Contract    Elite                   Maximum       Elite
                   Type of         Contract   Transaction  Value After   and                  Anniversary      and
      Date        Occurrence         Value      Amount     Occurrence   Select      Plus         Value       Select         Plus
-----------------------------------------------------------------------------------------------------------------------------------
     1/1/06  Contract Anniversary   $55,000           _      $55,000   $50,000     $52,000       $55,000     $52,500      $54,600
-----------------------------------------------------------------------------------------------------------------------------------
     7/1/06   Partial Withdrawal    $60,000     $15,000      $45,000   $37,50      $39,000       $41,250     $40,339      $41,953
-----------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                          Classic,
                                                                          Elite and
                                                                           Select      Plus
----------------------------------------------------------------------------------------------
ROP DEATH BENEFIT
----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000    $15,000
----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000    $60,000
----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)          $50,000    $52,000
Partial Withdrawal
----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $12,500    $13,000
----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $37,500    $39,000
----------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000    $15,000
----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000    $60,000
----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)          $55,000    $55,000
Partial Withdrawal
----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $13,750    $13,750
----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $41,250    $41,250
----------------------------------------------------------------------------------------------

ANNUAL INCREASE DEATH BENEFIT **
----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000    $15,000
----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000    $60,000
----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to
Partial Withdrawal (assumes 181 days worth of interest        (c)          $53,786    $55,937
on $52,500 and $54,600, respectively)
----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $13,446    $13,984
----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $40,339    $41,953
----------------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**Calculations for the Annual Increase Death Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. There may be certain states in which the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.


                                 80  PROSPECTUS

APPENDIX E
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Enhanced Earnings Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Lincoln Benefit receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.


Excess of Earnings Withdrawals                    =    $0
Purchase Payments in the 12 months prior to       =    $0
 death
In-Force Premium                                  =    $100,000
                                                       ($100,000 + $0 - $0)
In-Force Earnings                                 =    $25,000
                                                       ($125,000 - $100,000)
ENHANCED EARNINGS DEATH BENEFIT**                 =    40 % * $25,000 = $10,000



Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($6,250.00).




EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Lincoln Benefit receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                                 =    $5,000
                                                                    ($10,000-$5,000)
Purchase Payments in the 12 months prior to death              =    $0
In-Force Premium                                               =    $95,000
                                                                    ($100,000+$0-$5,000)
In-Force Earnings                                              =    $19,000
                                                                    ($114,000-$95,000)
ENHANCED EARNINGS DEATH BENEFIT**                              =    40%*$19,000=$7,600


Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($4,750.00).


                                 81  PROSPECTUS

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume there is no Co-Annuitant and that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Lincoln Benefit receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                          =    $30,000
                                                             ($50,000-$20,000)
Purchase Payments in the 12 months prior to death       =    $0
In-Force Premium                                        =    $120,000
                                                              ($110,000+$40,000-$30,000)
In-Force Earnings                                       =    $20,000
                                                             ($140,000-$120,000)
ENHANCED EARNINGS DEATH BENEFIT**                       =    25%*$20,000=$5,000


In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death ), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner had been age 70 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 40% of the In-Force Earnings ($8,000.00).




EXAMPLE 4: SPOUSAL CONTINUATION:

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Enhanced Earnings Death Benefit Option and MAV Death Benefit Option. In this example, assume that there is no Co-Annuitant and that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Enhanced Earnings Death Benefit Option but without any other option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals                             =    $0
Purchase Payments in the 12 months prior to death          =    $0
In-Force Premium                                           =    $100,000
                                                                ($100,000+$0-$0)
In-Force Earnings                                          =    $50,000
                                                                ($150,000-$100,000)
ENHANCED EARNINGS DEATH BENEFIT**                          =    40%*$50,000=$20,000

Contract Value                                             =    $150,000
Death Benefit                                              =    $160,000
Enhanced Earnings Death Benefit                            =    $20,000
Continuing Contract Value                                  =    $180,000
                                                                ($160,000+$20,000)


Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.


                                 82  PROSPECTUS

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Enhanced Earnings Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Enhanced Earnings Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Enhanced Earnings Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($12,500.00).


                                 83  PROSPECTUS

APPENDIX F- WITHDRAWAL ADJUSTMENT EXAMPLE - ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

RIDER DATE: JANUARY 1, 2005

INITIAL PURCHASE PAYMENT: $50,000 (FOR CONSULTANT SOLUTIONS PLUS CONTRACTS, ASSUME A $2,000 CREDIT ENHANCEMENT WOULD APPLY ASSUMING ISSUE AGE 85 OR YOUNGER (A $1,000 CREDIT ENHANCEMENT WOULD APPLY ASSUMING ISSUE AGE 86-90))

INITIAL BENEFIT BASE: $50,000 FOR CONSULTANT SOLUTIONS CLASSIC, ELITE AND SELECT CONTRACTS, $52,000 FOR CONSULTANT SOLUTIONS PLUS CONTRACTS (ASSUMING ISSUE AGE 85 OR YOUNGER)

                                                                                        BENEFIT BASE
                                                                                      CLASSIC,
                                        BEGINNING     TRANSACTION   CONTRACT VALUE   ELITE AND
    DATE        TYPE OF OCCURRENCE    CONTRACT VALUE    AMOUNT     AFTER OCCURRENCE   SELECT      PLUS
---------------------------------------------------------------------------------------------------------
  1/1/2006    Contract Anniversary       $55,000          -           $55,000        $50,000    $52,000

---------------------------------------------------------------------------------------------------------
  7/1/2006      Partial Withdrawal       $60,000        $15,000        $45,000        $37,500    $39,000
---------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                       CLASSIC,
                                                                       ELITE AND
                                                                        SELECT      PLUS
BENEFIT BASE
-------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                    (a)        $15,000    $15,000
-------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal       (b)        $60,000    $60,000
-------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial           (c)        $50,000    $52,000
Withdrawal
-------------------------------------------------------------------------------------------
Withdrawal Adjustment                                   [(a)/(b)]*(c)   $12,500    $13,000
-------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                   $37,500    $39,000
-------------------------------------------------------------------------------------------


* For the purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees
   and charges.   Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under CONSULTANT SOLUTIONS PLUS CONTRACTS. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 84  PROSPECTUS

APPENDIX G - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase a Consultant Solutions contract with a $100,000
----------
initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Example 2: Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment
 ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).



Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).



Example 4:  Assume example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Example 5:  Assume example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.




                                 85  PROSPECTUS

Example 6: Assume example 5 is continued and an additional Purchase Payment of
----------
$40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment
 ($4,400) plus 8% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).



Example 7:  Assume example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).


                                 86  PROSPECTUS

APPENDIX H- ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix H presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations for each Contract. Please contract us at 1-800-203-0068 to obtain a copy of the Statement of Additional Information.




LBL CONSULTANT SOLUTIONS CLASSIC CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (LOW)
--------------------------------------------------------------------------------

For the Years Beginning January 1* and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS                                                              2004
-------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.745
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            132,216
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.303
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             25,665
-------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends - Series II Sub-Account (7)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.300
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,307
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.989
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            110,892
-------------------------------------------------------------------------------
 AIM V.I. Premier Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.277
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             14,003
-------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.103
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            121,781
-------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.219
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             23,051
-------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.628
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             94,790
-------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.217
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             56,932
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.389
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            105,161
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.840
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            248,175
-------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.809
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            193,118
-------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.668
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            306,038
-------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.215
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            172,370
-------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.965
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            319,746
-------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.931
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             72,197
-------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.625
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             54,585
-------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.491
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             14,808
-------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.317
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             32,940
-------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.303
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             68,978
-------------------------------------------------------------------------------
Janus Aspen Series Risk-Managed Core - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.339
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             39,658
-------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.652
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            105,366
-------------------------------------------------------------------------------
 MFS Investors Growth Stock - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.471
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             19,040
-------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.810
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              9,814
-------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.945
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             40,927
-------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.783
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            128,035
-------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.175
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             45,846
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.390
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            123,098
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.324
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            138,676
-------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account (3,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.805
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             38,773
-------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.229
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            121,721
-------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.959
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            167,490
-------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.596
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            206,384
-------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.283
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            249,949
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.382
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             75,187
-------------------------------------------------------------------------------
Rydex VT Sector Rotation Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.599
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             15,602
-------------------------------------------------------------------------------
Salomon Brothers Variable All Cap - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.324
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             11,726
-------------------------------------------------------------------------------
Salomon Brothers Variable High Yield Bond - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.871
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            168,236
-------------------------------------------------------------------------------
Salomon Brothers Variable Investors - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.421
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             38,716
-------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.490
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             74,071
-------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.106
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            299,734
-------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.917
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             33,863
-------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.106
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             13,596
-------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.455
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             25,156
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.112
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             25,709
-------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.187
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             63,788
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.083
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            135,175
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.383
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             14,496
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.853
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            241,544
-------------------------------------------------------------------------------

(1)Effective July 1, 2005, the AIM V.I. Balanced Fund-Series I will change its name to AIM V.I. Basic Balanced Fund-Series I. Effective July 1, 2005, a corresponding change in the name of the Variable Sub-Account that invests in that Fund will be made.

(2) Effective May 1, 2005, the Janus Aspen Series Capital Appreciation Portfolio
- Service Shares changed its name to the Janus Aspen Series Forty Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in this Portfolio.

(3) Effective April 30, 2004, the LSA Balanced Fund was reorganized into the Premier VIT OpCap Balanced Portfolio. Accordingly, on April 30, 2004 we combined the LSA Balanced Variable Sub-account into the Premier VIT OpCap Balanced Variable Sub-account.

(4) Effective February 12, 2005, the PAVIT PEA Renaissance Portfolio changed its name to Premier VIT OpCap Renaissance Portfolio. We have made a corresponding change in the name of the Variable Sub-account that invests in this Portfolio.

(5) Effective May 1, 2005, the PAVIT OpCap Balanced Portfolio changed its name to the Premier VIT OpCap Balanced Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invest in this Portfolio.

(6) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(7) Effective July 1, 2005, the AIM V.I. Dent Demographic Trends Fund - Series II will change its name to AIM V.I. Demographic Trends Fund - Series II. In addition, H.S. Dent Advisors, Inc. will no longer be the sub-advisor to the Portfolio effective June 30, 2005.


                                 90  PROSPECTUS

LBL CONSULTANT SOLUTIONS CLASSIC CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER
OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (HIGH)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS                                                              2004
-------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.656
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.217
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends - Series II Sub-Account (7)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.215
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.897
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 AIM V.I. Premier Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.191
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.019
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.134
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.539
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.132
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.295
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.750
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.727
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.579
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.130
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.882
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.840
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.537
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.395
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.223
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.209
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Janus Aspen Series Risk-Managed Core - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.245
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.563
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 MFS Investors Growth Stock - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.384
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.270
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.862
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.694
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.082
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.296
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.230
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account (3,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.739
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.136
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.876
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.508
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.197
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.296
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Rydex VT Sector Rotation Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.511
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Salomon Brothers Variable All Cap - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.238
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Salomon Brothers Variable High Yield Bond - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.781
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Salomon Brothers Variable Investors - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.335
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.403
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.014
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.835
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.005
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.352
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.019
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.103
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.991
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.297
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.746
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

(1)Effective July 1, 2005, the AIM V.I. Balanced Fund-Series I will change its name to AIM V.I. Basic Balanced Fund-Series I. Effective July 1, 2005, a corresponding change in the name of the Variable Sub-Account that invests in that Fund will be made.

(2) Effective May 1, 2005, the Janus Aspen Series Capital Appreciation Portfolio
- Service Shares changed its name to the Janus Aspen Series Forty Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in this Portfolio.

(3) Effective April 30, 2004, the LSA Balanced Fund was reorganized into the Premier VIT OpCap Balanced Portfolio. Accordingly, on April 30, 2004 we combined the LSA Balanced Variable Sub-account into the Premier VIT OpCap Balanced Variable Sub-account.

(4) Effective February 12, 2005, the PAVIT PEA Renaissance Portfolio changed its name to Premier VIT OpCap Renaissance Portfolio. We have made a corresponding change in the name of the Variable Sub-account that invests in this Portfolio.

(5) Effective May 1, 2005, the PAVIT OpCap Balanced Portfolio changed its name to the Premier VIT OpCap Balanced Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invest in this Portfolio.

(6) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(7) Effective July 1, 2005, the AIM V.I. Dent Demographic Trends Fund - Series II will change its name to AIM V.I. Demographic Trends Fund - Series II. In addition, H.S. Dent Advisors, Inc. will no longer be the sub-advisor to the Portfolio effective June 30, 2005.


                                 94  PROSPECTUS

LBL CONSULTANT SOLUTIONS ELITE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (LOW)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS                                                              2004
-------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.710
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             14,119
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.270
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                209
-------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends - Series II Sub-Account (7)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.267
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                271
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.953
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,434
-------------------------------------------------------------------------------
 AIM V.I. Premier Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.244
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                656
-------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.070
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,205
-------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.186
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,734
-------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.593
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             16,990
-------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.184
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,127
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.353
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             13,482
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.805
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             16,904
-------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.777
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,742
-------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.634
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              7,868
-------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.182
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             21,758
-------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.933
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             58,803
-------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.896
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,480
-------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.591
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             20,549
-------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.454
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                 16
-------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.280
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                282
-------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.266
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             12,402
-------------------------------------------------------------------------------
Janus Aspen Series Risk-Managed Core - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.302
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              9,724
-------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.617
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              5,239
-------------------------------------------------------------------------------
 MFS Investors Growth Stock - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.437
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.775
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,497
-------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.748
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             24,820
-------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.139
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,555
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.354
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             12,335
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.287
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,631
-------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account (3,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.779
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,706
-------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.193
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             12,083
-------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.927
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,061
-------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.562
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             24,840
-------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.250
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             19,456
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.348
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,619
-------------------------------------------------------------------------------
Rydex VT Sector Rotation Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.565
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                310
-------------------------------------------------------------------------------
Salomon Brothers Variable All Cap - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.291
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,606
-------------------------------------------------------------------------------
Salomon Brothers Variable High Yield Bond - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.836
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             18,080
-------------------------------------------------------------------------------
Salomon Brothers Variable Investors - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.388
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,329
-------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.456
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,385
-------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.070
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             26,985
-------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.885
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.067
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,588
-------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.415
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             10,175
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.076
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                625
-------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.155
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,515
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.047
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              8,999
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.349
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             13,593
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.811
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              8,873
-------------------------------------------------------------------------------

(1)Effective July 1, 2005, the AIM V.I. Balanced Fund-Series I will change its name to AIM V.I. Basic Balanced Fund-Series I. Effective July 1, 2005, a corresponding change in the name of the Variable Sub-Account that invests in that Fund will be made.

(2) Effective May 1, 2005, the Janus Aspen Series Capital Appreciation Portfolio
- Service Shares changed its name to the Janus Aspen Series Forty Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in this Portfolio.

(3) Effective April 30, 2004, the LSA Balanced Fund was reorganized into the Premier VIT OpCap Balanced Portfolio. Accordingly, on April 30, 2004 we combined the LSA Balanced Variable Sub-account into the Premier VIT OpCap Balanced Variable Sub-account.

(4) Effective February 12, 2005, the PAVIT PEA Renaissance Portfolio changed its name to Premier VIT OpCap Renaissance Portfolio. We have made a corresponding change in the name of the Variable Sub-account that invests in this Portfolio.

(5) Effective May 1, 2005, the PAVIT OpCap Balanced Portfolio changed its name to the Premier VIT OpCap Balanced Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invest in this Portfolio.

(6) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(7) Effective July 1, 2005, the AIM V.I. Dent Demographic Trends Fund - Series II will change its name to AIM V.I. Demographic Trends Fund - Series II. In addition, H.S. Dent Advisors, Inc. will no longer be the sub-advisor to the Portfolio effective June 30, 2005.


                                 98  PROSPECTUS

LBL CONSULTANT SOLUTIONS ELITE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (HIGH)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS                                                              2004
-------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.621
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.184
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends - Series II Sub-Account (7)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.181
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.862
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 AIM V.I. Premier Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.158
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.986
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.101
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.505
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.099
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.258
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.715
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.695
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.545
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.097
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.850
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.805
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.502
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.358
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.186
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.172
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Janus Aspen Series Risk-Managed Core - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.208
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.529
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 MFS Investors Growth Stock - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.350
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.685
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.830
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.659
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.046
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.259
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.193
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account (3,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.713
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.099
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.844
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.474
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.164
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.262
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Rydex VT Sector Rotation Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.477
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Salomon Brothers Variable All Cap - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.205
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Salomon Brothers Variable High Yield Bond - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.746
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Salomon Brothers Variable Investors - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.301
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.369
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.978
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.803
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.966
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.311
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.984
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.070
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.955
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.263
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.705
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

(1)Effective July 1, 2005, the AIM V.I. Balanced Fund-Series I will change its name to AIM V.I. Basic Balanced Fund-Series I. Effective July 1, 2005, a corresponding change in the name of the Variable Sub-Account that invests in that Fund will be made.

(2) Effective May 1, 2005, the Janus Aspen Series Capital Appreciation Portfolio
- Service Shares changed its name to the Janus Aspen Series Forty Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in this Portfolio.

(3) Effective April 30, 2004, the LSA Balanced Fund was reorganized into the Premier VIT OpCap Balanced Portfolio. Accordingly, on April 30, 2004 we combined the LSA Balanced Variable Sub-account into the Premier VIT OpCap Balanced Variable Sub-account.

(4) Effective February 12, 2005, the PAVIT PEA Renaissance Portfolio changed its name to Premier VIT OpCap Renaissance Portfolio. We have made a corresponding change in the name of the Variable Sub-account that invests in this Portfolio.

(5) Effective May 1, 2005, the PAVIT OpCap Balanced Portfolio changed its name to the Premier VIT OpCap Balanced Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invest in this Portfolio.

(6) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(7) Effective July 1, 2005, the AIM V.I. Dent Demographic Trends Fund - Series II will change its name to AIM V.I. Demographic Trends Fund - Series II. In addition, H.S. Dent Advisors, Inc. will no longer be the sub-advisor to the Portfolio effective June 30, 2005.


                                102  PROSPECTUS


LBL CONSULTANT SOLUTIONS PLUS CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (LOW)
--------------------------------------------------------------------------------

For the Years Beginning January 1* and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS                                                              2004
-------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.725
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            168,023
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.284
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             25,081
-------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends - Series II Sub-Account (7)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.281
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             11,057
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.968
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            184,194
-------------------------------------------------------------------------------
 AIM V.I. Premier Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.258
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             19,127
-------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.084
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            162,285
-------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.200
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             27,034
-------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.608
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            133,976
-------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.198
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             99,090
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.368
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            162,203
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.820
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            264,960
-------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.971
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             95,874
-------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.648
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            357,590
-------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.196
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            362,442
-------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.947
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            499,789
-------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.911
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            112,867
-------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.605
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            110,575
-------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.470
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             29,307
-------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.296
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             17,349
-------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.282
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            130,218
-------------------------------------------------------------------------------
Janus Aspen Series Risk-Managed Core - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.318
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             47,209
-------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.632
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            173,571
-------------------------------------------------------------------------------
 MFS Investors Growth Stock - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.452
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             27,908
-------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.790
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             31,444
-------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.926
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             79,708
-------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.763
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            270,271
-------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.154
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             52,533
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.369
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            135,685
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.303
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            148,467
-------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account (3,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.790
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             49,506
-------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.208
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             99,659
-------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.941
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            306,156
-------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.577
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            266,929
-------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.264
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            326,918
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.363
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             72,884
-------------------------------------------------------------------------------
Rydex VT Sector Rotation Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.579
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              9,293
-------------------------------------------------------------------------------
Salomon Brothers Variable All Cap - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.305
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             30,483
-------------------------------------------------------------------------------
Salomon Brothers Variable High Yield Bond - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.851
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            233,161
-------------------------------------------------------------------------------
Salomon Brothers Variable Investors - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.402
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             27,343
-------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.470
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            118,706
-------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.086
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            386,880
-------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.899
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             17,544
-------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.083
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             16,416
-------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.432
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             30,408
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.091
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             21,341
-------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.169
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            196,904
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.063
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            187,532
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.364
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             43,290
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.829
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            290,164
-------------------------------------------------------------------------------

(1)Effective July 1, 2005, the AIM V.I. Balanced Fund-Series I will change its name to AIM V.I. Basic Balanced Fund-Series I. Effective July 1, 2005, a corresponding change in the name of the Variable Sub-Account that invests in that Fund will be made.

(2) Effective May 1, 2005, the Janus Aspen Series Capital Appreciation Portfolio
- Service Shares changed its name to the Janus Aspen Series Forty Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in this Portfolio.

(3) Effective April 30, 2004, the LSA Balanced Fund was reorganized into the Premier VIT OpCap Balanced Portfolio. Accordingly, on April 30, 2004 we combined the LSA Balanced Variable Sub-account into the Premier VIT OpCap Balanced Variable Sub-account.

(4) Effective February 12, 2005, the PAVIT PEA Renaissance Portfolio changed its name to Premier VIT OpCap Renaissance Portfolio. We have made a corresponding change in the name of the Variable Sub-account that invests in this Portfolio.

(5) Effective May 1, 2005, the PAVIT OpCap Balanced Portfolio changed its name to the Premier VIT OpCap Balanced Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invest in this Portfolio.

(6) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(7) Effective July 1, 2005, the AIM V.I. Dent Demographic Trends Fund - Series II will change its name to AIM V.I. Demographic Trends Fund - Series II. In addition, H.S. Dent Advisors, Inc. will no longer be the sub-advisor to the Portfolio effective June 30, 2005.


                                106  PROSPECTUS

LBL CONSULTANT SOLUTIONS PLUS CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (HIGH)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS                                                              2004
-------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.636
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.198
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends - Series II Sub-Account (7)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.196
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.877
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 AIM V.I. Premier Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.172
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.000
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.115
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.520
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.113
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.274
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.730
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.709
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.560
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.112
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.864
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.820
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.517
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.374
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.202
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.188
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Janus Aspen Series Risk-Managed Core - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.224
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.544
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 MFS Investors Growth Stock - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.365
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.700
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.844
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.674
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.061
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.275
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.209
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account (3,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.724
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.115
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.858
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.489
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.178
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.276
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Rydex VT Sector Rotation Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.491
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Salomon Brothers Variable All Cap - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.219
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Salomon Brothers Variable High Yield Bond - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.761
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Salomon Brothers Variable Investors - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.315
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.383
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.993
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.817
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.983
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.329
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.999
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.084
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.971
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.278
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.722
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

(1)Effective July 1, 2005, the AIM V.I. Balanced Fund-Series I will change its name to AIM V.I. Basic Balanced Fund-Series I. Effective July 1, 2005, a corresponding change in the name of the Variable Sub-Account that invests in that Fund will be made.

(2) Effective May 1, 2005, the Janus Aspen Series Capital Appreciation Portfolio
- Service Shares changed its name to the Janus Aspen Series Forty Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in this Portfolio.

(3) Effective April 30, 2004, the LSA Balanced Fund was reorganized into the Premier VIT OpCap Balanced Portfolio. Accordingly, on April 30, 2004 we combined the LSA Balanced Variable Sub-account into the Premier VIT OpCap Balanced Variable Sub-account.

(4) Effective February 12, 2005, the PAVIT PEA Renaissance Portfolio changed its name to Premier VIT OpCap Renaissance Portfolio. We have made a corresponding change in the name of the Variable Sub-account that invests in this Portfolio.

(5) Effective May 1, 2005, the PAVIT OpCap Balanced Portfolio changed its name to the Premier VIT OpCap Balanced Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invest in this Portfolio.

(6) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(7) Effective July 1, 2005, the AIM V.I. Dent Demographic Trends Fund - Series II will change its name to AIM V.I. Demographic Trends Fund - Series II. In addition, H.S. Dent Advisors, Inc. will no longer be the sub-advisor to the Portfolio effective June 30, 2005.


                                110  PROSPECTUS

LBL CONSULTANT SOLUTIONS SELECT CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (LOW)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS                                                              2004
-------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.701
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             11,482
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.260
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             15,284
-------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends - Series II Sub-Account (7)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.257
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,116
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.943
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,665
-------------------------------------------------------------------------------
 AIM V.I. Premier Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.234
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              8,996
-------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.061
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             13,364
-------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.177
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,386
-------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.584
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             27,739
-------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.174
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             20,705
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.342
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             45,341
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.795
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             46,651
-------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.768
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             28,770
-------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.624
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            125,438
-------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.173
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             48,708
-------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.924
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            168,709
-------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.886
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             28,247
-------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.581
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             10,013
-------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.443
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,269
-------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.270
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             27,022
-------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.256
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             11,610
-------------------------------------------------------------------------------
Janus Aspen Series Risk-Managed Core - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.292
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              4,773
-------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.608
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             23,363
-------------------------------------------------------------------------------
 MFS Investors Growth Stock - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.428
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,297
-------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.765
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,311
-------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.903
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,659
-------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.739
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             19,818
-------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.128
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,382
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.343
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             62,080
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.277
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             35,420
-------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account (3,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.772
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              5,494
-------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.182
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             31,488
-------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.918
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                            158,641
-------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.552
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             42,470
-------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.240
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             58,540
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.339
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              9,772
-------------------------------------------------------------------------------
Rydex VT Sector Rotation Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.555
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                418
-------------------------------------------------------------------------------
Salomon Brothers Variable All Cap - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.281
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                418
-------------------------------------------------------------------------------
Salomon Brothers Variable High Yield Bond - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.286
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             17,645
-------------------------------------------------------------------------------
Salomon Brothers Variable Investors - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.378
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              3,386
-------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.446
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,370
-------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.060
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             57,291
-------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.876
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,961
-------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.055
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,104
-------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.403
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              6,528
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.066
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              1,962
-------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.145
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             28,946
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.037
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             16,781
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.340
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                              2,987
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.799
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                             40,344
-------------------------------------------------------------------------------

(1)Effective July 1, 2005, the AIM V.I. Balanced Fund-Series I will change its name to AIM V.I. Basic Balanced Fund-Series I. Effective July 1, 2005, a corresponding change in the name of the Variable Sub-Account that invests in that Fund will be made.

(2) Effective May 1, 2005, the Janus Aspen Series Capital Appreciation Portfolio
- Service Shares changed its name to the Janus Aspen Series Forty Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in this Portfolio.

(3) Effective April 30, 2004, the LSA Balanced Fund was reorganized into the Premier VIT OpCap Balanced Portfolio. Accordingly, on April 30, 2004 we combined the LSA Balanced Variable Sub-account into the Premier VIT OpCap Balanced Variable Sub-account.

(4) Effective February 12, 2005, the PAVIT PEA Renaissance Portfolio changed its name to Premier VIT OpCap Renaissance Portfolio. We have made a corresponding change in the name of the Variable Sub-account that invests in this Portfolio.

(5) Effective May 1, 2005, the PAVIT OpCap Balanced Portfolio changed its name to the Premier VIT OpCap Balanced Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invest in this Portfolio.

(6) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(7) Effective July 1, 2005, the AIM V.I. Dent Demographic Trends Fund - Series II will change its name to AIM V.I. Demographic Trends Fund - Series II. In addition, H.S. Dent Advisors, Inc. will no longer be the sub-advisor to the Portfolio effective June 30, 2005.


                                114  PROSPECTUS

LBL CONSULTANT SOLUTIONS SELECT CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF
ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED* (HIGH)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS                                                              2004
-------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.611
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.175
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends - Series II Sub-Account (7)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.172
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.852
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 AIM V.I. Premier Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.149
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.977
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.092
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.495
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.089
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.247
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.705
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.686
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.535
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.088
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.841
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.795
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.493
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.348
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.176
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.162
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Janus Aspen Series Risk-Managed Core - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.198
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.519
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
 MFS Investors Growth Stock - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.341
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.675
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.821
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.649
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.036
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.249
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.183
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account (3,5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.706
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.089
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.835
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.464
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.155
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.252
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Rydex VT Sector Rotation Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.467
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Salomon Brothers Variable All Cap - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.196
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Salomon Brothers Variable High Yield Bond - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.735
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Salomon Brothers Variable Investors - Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.291
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.359
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.968
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                  9.794
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 11.955
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.300
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.973
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.061
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.945
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 10.254
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                           10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 12.693
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                  0
-------------------------------------------------------------------------------

(1)Effective July 1, 2005, the AIM V.I. Balanced Fund-Series I will change its name to AIM V.I. Basic Balanced Fund-Series I. Effective July 1, 2005, a corresponding change in the name of the Variable Sub-Account that invests in that Fund will be made.

(2) Effective May 1, 2005, the Janus Aspen Series Capital Appreciation Portfolio
- Service Shares changed its name to the Janus Aspen Series Forty Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in this Portfolio.

(3) Effective April 30, 2004, the LSA Balanced Fund was reorganized into the Premier VIT OpCap Balanced Portfolio. Accordingly, on April 30, 2004 we combined the LSA Balanced Variable Sub-account into the Premier VIT OpCap Balanced Variable Sub-account.

(4) Effective February 12, 2005, the PAVIT PEA Renaissance Portfolio changed its name to Premier VIT OpCap Renaissance Portfolio. We have made a corresponding change in the name of the Variable Sub-account that invests in this Portfolio.

(5) Effective May 1, 2005, the PAVIT OpCap Balanced Portfolio changed its name to the Premier VIT OpCap Balanced Portfolio. We have made a corresponding change in the name of the Variable Sub-Account that invest in this Portfolio.

(6) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(7) Effective July 1, 2005, the AIM V.I. Dent Demographic Trends Fund - Series II will change its name to AIM V.I. Demographic Trends Fund - Series II. In addition, H.S. Dent Advisors, Inc. will no longer be the sub-advisor to the Portfolio effective June 30, 2005.


                                118  PROSPECTUS

                    THE CONSULTANT SOLUTIONS VARIABLE ANNUITY

                          Lincoln Benefit Life Company
                        Variable Annuity Separate Account
                                  PO Box 80469
                             Lincoln, NE 68501-0469
                                1 (800) 525-9287


                       Statement of Additional Information
                             And Related Prospectus
                              Dated April 30, 2005




This Statement of Additional Information supplements the information in the prospectus for the Lincoln Benefit Life Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


Not all Contracts may be available in all states. Please check with your Financial Advisor for details. This Statement of Additional Information does not constitute an offer of any Contract in such cases.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.



                                TABLE OF CONTENTS



                                                                           Page
Additions, Deletions or Substitutions of Investments
The Contracts
Calculation of Accumulation Unit Values
Net Investment Factor
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements
Accumulation Unit Values






ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------


We may add, delete, or substitute the shares held by any Variable to the extent the law permits. We may substitute shares of any Portfolio with those of another of the same or different underlying mutual if the shares of the are no longer available for investment, or if we believe investment in any would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable s or series of Variable s. Each additional Variable would purchase shares in a new of the same or different underlying mutual fund. We may establish new Variable s when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable s in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable s if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in thes. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACTS
--------------------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

ALFS, Inc. ("ALFS") is the principal underwriter and distributor of the Contracts. ALFS is an affiliate of Lincoln Benefit. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.

TAX -FREE EXCHANGES

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the shares purchased by each Variable and the deduction of certain expenses and charges. A "Valuation
Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that for the current Valuation Period.

NET INVESTMENT FACTOR
-------------------------------------------------------------------------------

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

     (1) the net asset value per share of the underlying the Variable determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the underlying the Variable during the current
     Valuation Period;

(B) is the net asset value per share of the underlying the Variable determined as of the end of the immediately preceding Valuation
Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable , adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable s you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable is divided by the Annuity Unit Value for that Variable on the Payout Start Date. This determines the number of Annuity Units from that Variable which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable s upon which the income payments are based. Unless annuity transfers are made between Variable s, each income payment from that Variable will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable for the Valuation Date on which the income payment is made.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable  are valued separately and Annuity
Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable invests. We calculate the Annuity
Unit Value for each Variable  at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable 's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS
--------------------------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the shares held by each of the Variable s.

Thes do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of thes.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS
--------------------------------------------------------------------------------

The financial statements of Lincoln Benefit Life Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the related financial statement schedules included in this Statement of Additional Information and incorporated by reference in this prospectus from the Lincoln Benefit Life Company Annual Report on Form 10-K for the year ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included and incorporated by reference herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Lincoln Benefit Life Variable Annuity Account as of December 31, 2004 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of the Variable Account, which are comprised of the financial statements of the underlying sub-accounts, as of December 31, 2004, and for each of the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, the related financial statement schedules and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements of the Variable Account, which are comprised of the financial statements of the underlying sub-accounts, do not reflect any assets attributable to the Contract, because they were not offered during the period shown. The financial statements and financial statement schedules of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contracts.

                                Accumulation Unit Values(1)
                              LBL Consultant Solutions Classic
      with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.691
    Number of Units Outstanding at End of Year                                         2,941

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.251
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.248
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.933
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.225
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.051
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.167
    Number of Units Outstanding at End of Year                                           489

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.574
    Number of Units Outstanding at End of Year                                           480

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.165
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.332
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.785
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.759
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.614
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.163
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.915
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.876
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.571
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.432
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.259
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.245
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.281
    Number of Units Outstanding at End of Year                                           440

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.598
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.418
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.755
    Number of Units Outstanding at End of Year                                         2,449

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.894
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.729
    Number of Units Outstanding at End of Year                                         1,196

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.118
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.333
    Number of Units Outstanding at End of Year                                         1,200

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.266
    Number of Units Outstanding at End of Year                                           445

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.832
    Number of Units Outstanding at End of Year                                           659

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.765
    Number of Units Outstanding at End of Year                                           458

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.172
    Number of Units Outstanding at End of Year                                           449

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.787
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.908
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.542
    Number of Units Outstanding at End of Year                                             0

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.231
    Number of Units Outstanding at End of Year                                         2,885

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.329
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.545
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.272
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.816
    Number of Units Outstanding at End of Year                                         2,332

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.368
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.437
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.050
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Absolute Return
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.867
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.044
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.392
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.055
    Number of Units Outstanding at End of Year                                           452

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.136
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.027
    Number of Units Outstanding at End of Year                                           455

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.330
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.788
    Number of Units Outstanding at End of Year                                             0


                                Accumulation Unit Values(1)
                              LBL Consultant Solutions Classic
     with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.676
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.236
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.234
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.918
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.210
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.037
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.153
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.559
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.151
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.316
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.770
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.745
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.599
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.149
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.901
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.861
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.556
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.417
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.244
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.230
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.266
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.583
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.404
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.740
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.880
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.714
    Number of Units Outstanding at End of Year                                             0

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.103
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.317
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.250
    Number of Units Outstanding at End of Year                                             0

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.816
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.754
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.156
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.775
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.895
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.528
    Number of Units Outstanding at End of Year                                             0

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.216
    Number of Units Outstanding at End of Year                                             0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.315
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.530
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.258
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.801
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.354
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.422
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.034
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.853
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.027
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.375
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.040
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.122
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.011
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.316
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.770
    Number of Units Outstanding at End of Year                                             0


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Classic
            with EBP (Annual Increase) (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.715
    Number of Units Outstanding at End of Year                                        11,993

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.274
    Number of Units Outstanding at End of Year                                         5,130

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.272
    Number of Units Outstanding at End of Year                                         2,903

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.958
    Number of Units Outstanding at End of Year                                        10,913

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.248
    Number of Units Outstanding at End of Year                                         4,003

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.075
    Number of Units Outstanding at End of Year                                         4,621

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.191
    Number of Units Outstanding at End of Year                                         2,198

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.598
    Number of Units Outstanding at End of Year                                         9,312

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.188
    Number of Units Outstanding at End of Year                                         6,082

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.358
    Number of Units Outstanding at End of Year                                        17,686

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.810
    Number of Units Outstanding at End of Year                                         9,973

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.782
    Number of Units Outstanding at End of Year                                         8,431

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.639
    Number of Units Outstanding at End of Year                                        19,374

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.187
    Number of Units Outstanding at End of Year                                        17,114

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.938
    Number of Units Outstanding at End of Year                                        51,691

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.901
    Number of Units Outstanding at End of Year                                         7,523

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.595
    Number of Units Outstanding at End of Year                                         5,967

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.459
    Number of Units Outstanding at End of Year                                           100

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.286
    Number of Units Outstanding at End of Year                                         3,249

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.271
    Number of Units Outstanding at End of Year                                        14,791

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.307
    Number of Units Outstanding at End of Year                                         1,136

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.622
    Number of Units Outstanding at End of Year                                        10,951

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.442
    Number of Units Outstanding at End of Year                                           794

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.780
    Number of Units Outstanding at End of Year                                         7,487

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.917
    Number of Units Outstanding at End of Year                                         4,325

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.753
    Number of Units Outstanding at End of Year                                        18,550

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.144
    Number of Units Outstanding at End of Year                                         4,475

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.359
    Number of Units Outstanding at End of Year                                        14,763

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.292
    Number of Units Outstanding at End of Year                                        16,824

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.859
    Number of Units Outstanding at End of Year                                         1,621

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.783
    Number of Units Outstanding at End of Year                                         2,849

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.198
    Number of Units Outstanding at End of Year                                         1,870

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.808
    Number of Units Outstanding at End of Year                                         2,350

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.931
    Number of Units Outstanding at End of Year                                        15,877

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.567
    Number of Units Outstanding at End of Year                                        18,991

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.254
    Number of Units Outstanding at End of Year                                        29,314

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.353
    Number of Units Outstanding at End of Year                                         9,061

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.570
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.296
    Number of Units Outstanding at End of Year                                         2,231

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.841
    Number of Units Outstanding at End of Year                                        16,887

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.392
    Number of Units Outstanding at End of Year                                         2,105

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.461
    Number of Units Outstanding at End of Year                                         3,953

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.075
    Number of Units Outstanding at End of Year                                        34,858

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.890
    Number of Units Outstanding at End of Year                                            92

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.072
    Number of Units Outstanding at End of Year                                         1,949

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.421
    Number of Units Outstanding at End of Year                                         3,871

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.081
    Number of Units Outstanding at End of Year                                         1,289

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.159
    Number of Units Outstanding at End of Year                                         9,093

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.052
    Number of Units Outstanding at End of Year                                        14,677

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.354
    Number of Units Outstanding at End of Year                                         1,230

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.817
    Number of Units Outstanding at End of Year                                        38,247


                                Accumulation Unit Values(1)
                              LBL Consultant Solutions Classic
                  with EEDB 0-70 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.720
    Number of Units Outstanding at End of Year                                         2,627

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.279
    Number of Units Outstanding at End of Year                                            21

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.276
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.963
    Number of Units Outstanding at End of Year                                           939

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.253
    Number of Units Outstanding at End of Year                                            33

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.079
    Number of Units Outstanding at End of Year                                           304

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.196
    Number of Units Outstanding at End of Year                                         1,167

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.603
    Number of Units Outstanding at End of Year                                         1,708

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.193
    Number of Units Outstanding at End of Year                                           188

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.363
    Number of Units Outstanding at End of Year                                         8,074

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.815
    Number of Units Outstanding at End of Year                                         2,649

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.786
    Number of Units Outstanding at End of Year                                         6,471

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.643
    Number of Units Outstanding at End of Year                                        12,272

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.192
    Number of Units Outstanding at End of Year                                           750

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.942
    Number of Units Outstanding at End of Year                                         7,781

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.906
    Number of Units Outstanding at End of Year                                         7,152

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.600
    Number of Units Outstanding at End of Year                                           402

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.464
    Number of Units Outstanding at End of Year                                             4

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.291
    Number of Units Outstanding at End of Year                                           663

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.277
    Number of Units Outstanding at End of Year                                           764

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.313
    Number of Units Outstanding at End of Year                                         1,741

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.627
    Number of Units Outstanding at End of Year                                           769

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.447
    Number of Units Outstanding at End of Year                                         3,196

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.785
    Number of Units Outstanding at End of Year                                         6,192

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.922
    Number of Units Outstanding at End of Year                                         1,335

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.758
    Number of Units Outstanding at End of Year                                           659

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.149
    Number of Units Outstanding at End of Year                                         3,814

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.364
    Number of Units Outstanding at End of Year                                            65

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.297
    Number of Units Outstanding at End of Year                                         1,426

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.865
    Number of Units Outstanding at End of Year                                         5,365

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.787
    Number of Units Outstanding at End of Year                                            13

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.203
    Number of Units Outstanding at End of Year                                         6,809

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.812
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.936
    Number of Units Outstanding at End of Year                                         1,252

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.572
    Number of Units Outstanding at End of Year                                        21,181

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.259
    Number of Units Outstanding at End of Year                                        10,981

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.358
    Number of Units Outstanding at End of Year                                         6,420

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.574
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.300
    Number of Units Outstanding at End of Year                                           396

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.846
    Number of Units Outstanding at End of Year                                         7,549

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.397
    Number of Units Outstanding at End of Year                                         5,320

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.466
    Number of Units Outstanding at End of Year                                         1,281

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.080
    Number of Units Outstanding at End of Year                                         1,696

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.895
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.078
    Number of Units Outstanding at End of Year                                           353

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.426
    Number of Units Outstanding at End of Year                                            59

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.086
    Number of Units Outstanding at End of Year                                         1,412

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.164
    Number of Units Outstanding at End of Year                                         1,727

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.057
    Number of Units Outstanding at End of Year                                           362

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.359
    Number of Units Outstanding at End of Year                                           760

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.823
    Number of Units Outstanding at End of Year                                         6,991


                                Accumulation Unit Values(1)
                              LBL Consultant Solutions Classic
                 with EEDB 71-79 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.705
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.265
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.262
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.948
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.239
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.065
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.181
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.589
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.179
    Number of Units Outstanding at End of Year                                           413

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.347
    Number of Units Outstanding at End of Year                                         1,036

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.800
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.772
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.629
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.178
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.928
    Number of Units Outstanding at End of Year                                         6,756

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.891
    Number of Units Outstanding at End of Year                                           499

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.586
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.448
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.275
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.261
    Number of Units Outstanding at End of Year                                         4,467

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.297
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.612
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.433
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.770
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.908
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.743
    Number of Units Outstanding at End of Year                                             0

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.134
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.348
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.282
    Number of Units Outstanding at End of Year                                           322

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.849
    Number of Units Outstanding at End of Year                                           383

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.776
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.187
    Number of Units Outstanding at End of Year                                           487

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.800
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.922
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.557
    Number of Units Outstanding at End of Year                                         3,398

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.245
    Number of Units Outstanding at End of Year                                           409

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.343
    Number of Units Outstanding at End of Year                                         1,124

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.560
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.286
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.831
    Number of Units Outstanding at End of Year                                         7,273

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.383
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.451
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.065
    Number of Units Outstanding at End of Year                                         4,546

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.881
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.061
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.409
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.071
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.150
    Number of Units Outstanding at End of Year                                           854

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.042
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.345
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.805
    Number of Units Outstanding at End of Year                                         8,300


                                Accumulation Unit Values(1)
                              LBL Consultant Solutions Classic
   with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.671
    Number of Units Outstanding at End of Year                                            28

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.232
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.229
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.913
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.206
    Number of Units Outstanding at End of Year                                            12

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.033
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.148
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.554
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.146
    Number of Units Outstanding at End of Year                                            29

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.311
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.765
    Number of Units Outstanding at End of Year                                            24

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.741
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.594
    Number of Units Outstanding at End of Year                                            43

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.145
    Number of Units Outstanding at End of Year                                            35

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.896
    Number of Units Outstanding at End of Year                                           121

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.856
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.551
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.411
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.239
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.225
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.260
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.578
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.399
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.735
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.876
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.709
    Number of Units Outstanding at End of Year                                             0

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.097
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.312
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.245
    Number of Units Outstanding at End of Year                                             0

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.810
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.750
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.151
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.771
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.890
    Number of Units Outstanding at End of Year                                            13

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.523
    Number of Units Outstanding at End of Year                                            34

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.212
    Number of Units Outstanding at End of Year                                            35

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.310
    Number of Units Outstanding at End of Year                                            35

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.526
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.253
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.796
    Number of Units Outstanding at End of Year                                            60

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.349
    Number of Units Outstanding at End of Year                                            29

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.417
    Number of Units Outstanding at End of Year                                            12

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.029
    Number of Units Outstanding at End of Year                                            51

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.849
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.022
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.369
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.035
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.117
    Number of Units Outstanding at End of Year                                            59

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.006
    Number of Units Outstanding at End of Year                                            27

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.311
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.764
    Number of Units Outstanding at End of Year                                            47


                                Accumulation Unit Values(1)
                              LBL Consultant Solutions Classic
         with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.696
    Number of Units Outstanding at End of Year                                         7,112

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.255
    Number of Units Outstanding at End of Year                                         2,366

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.253
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.938
    Number of Units Outstanding at End of Year                                         8,499

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.229
    Number of Units Outstanding at End of Year                                           643

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.056
    Number of Units Outstanding at End of Year                                         4,479

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.172
    Number of Units Outstanding at End of Year                                         1,061

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.579
    Number of Units Outstanding at End of Year                                         7,263

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.170
    Number of Units Outstanding at End of Year                                         1,999

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.337
    Number of Units Outstanding at End of Year                                        16,346

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.790
    Number of Units Outstanding at End of Year                                         9,412

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.763
    Number of Units Outstanding at End of Year                                         6,828

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.619
    Number of Units Outstanding at End of Year                                         6,642

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.168
    Number of Units Outstanding at End of Year                                         5,838

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.919
    Number of Units Outstanding at End of Year                                         8,947

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.881
    Number of Units Outstanding at End of Year                                         5,405

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.576
    Number of Units Outstanding at End of Year                                         1,847

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.438
    Number of Units Outstanding at End of Year                                           391

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.265
    Number of Units Outstanding at End of Year                                           966

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.251
    Number of Units Outstanding at End of Year                                         4,526

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.287
    Number of Units Outstanding at End of Year                                         1,254

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.603
    Number of Units Outstanding at End of Year                                         5,313

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.423
    Number of Units Outstanding at End of Year                                           752

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.760
    Number of Units Outstanding at End of Year                                             3

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.899
    Number of Units Outstanding at End of Year                                         1,975

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.734
    Number of Units Outstanding at End of Year                                         6,630

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.123
    Number of Units Outstanding at End of Year                                         1,252

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.338
    Number of Units Outstanding at End of Year                                         5,827

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.271
    Number of Units Outstanding at End of Year                                         2,933

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.838
    Number of Units Outstanding at End of Year                                         1,920

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.768
    Number of Units Outstanding at End of Year                                           623

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.177
    Number of Units Outstanding at End of Year                                         5,029

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.791
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.913
    Number of Units Outstanding at End of Year                                         7,507

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.547
    Number of Units Outstanding at End of Year                                        24,985

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.235
    Number of Units Outstanding at End of Year                                        19,432

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.334
    Number of Units Outstanding at End of Year                                         1,649

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.550
    Number of Units Outstanding at End of Year                                           977

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.277
    Number of Units Outstanding at End of Year                                           279

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.821
    Number of Units Outstanding at End of Year                                        21,082

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.373
    Number of Units Outstanding at End of Year                                         1,793

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.441
    Number of Units Outstanding at End of Year                                         3,482

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.055
    Number of Units Outstanding at End of Year                                        10,111

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.872
    Number of Units Outstanding at End of Year                                           473

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.050
    Number of Units Outstanding at End of Year                                           514

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.398
    Number of Units Outstanding at End of Year                                         1,242

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.060
    Number of Units Outstanding at End of Year                                         5,158

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.140
    Number of Units Outstanding at End of Year                                         5,308

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.032
    Number of Units Outstanding at End of Year                                        19,945

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.335
    Number of Units Outstanding at End of Year                                        16,466

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.794
    Number of Units Outstanding at End of Year                                         3,123


                                Accumulation Unit Values(1)
                              LBL Consultant Solutions Classic
               with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.701
    Number of Units Outstanding at End of Year                                        23,469

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.260
    Number of Units Outstanding at End of Year                                           527

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.257
    Number of Units Outstanding at End of Year                                         1,836

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.943
    Number of Units Outstanding at End of Year                                         5,303

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.234
    Number of Units Outstanding at End of Year                                           728

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.061
    Number of Units Outstanding at End of Year                                           101

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.177
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.584
    Number of Units Outstanding at End of Year                                         2,142

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.174
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.342
    Number of Units Outstanding at End of Year                                         5,238

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.795
    Number of Units Outstanding at End of Year                                        27,292

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.768
    Number of Units Outstanding at End of Year                                         1,488

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.624
    Number of Units Outstanding at End of Year                                         8,387

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.173
    Number of Units Outstanding at End of Year                                        20,705

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.924
    Number of Units Outstanding at End of Year                                        26,498

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.886
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.581
    Number of Units Outstanding at End of Year                                           122

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.443
    Number of Units Outstanding at End of Year                                         8,469

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.270
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.256
    Number of Units Outstanding at End of Year                                         3,099

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.292
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.608
    Number of Units Outstanding at End of Year                                            16

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.428
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.765
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.903
    Number of Units Outstanding at End of Year                                           448

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.739
    Number of Units Outstanding at End of Year                                           275

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.128
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.343
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.277
    Number of Units Outstanding at End of Year                                        10,544

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.843
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.772
    Number of Units Outstanding at End of Year                                         1,218

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.182
    Number of Units Outstanding at End of Year                                            95

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.796
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.918
    Number of Units Outstanding at End of Year                                           733

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.552
    Number of Units Outstanding at End of Year                                            55

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.240
    Number of Units Outstanding at End of Year                                         2,138

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.339
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.555
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.281
    Number of Units Outstanding at End of Year                                           145

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.826
    Number of Units Outstanding at End of Year                                         4,931

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.378
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.446
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.060
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.876
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.055
    Number of Units Outstanding at End of Year                                           375

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.403
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.066
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.145
    Number of Units Outstanding at End of Year                                         3,277

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.037
    Number of Units Outstanding at End of Year                                            94

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.340
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.799
    Number of Units Outstanding at End of Year                                         5,273


                                Accumulation Unit Values(1)
                              LBL Consultant Solutions Classic
              with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.686
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.246
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.243
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.928
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.220
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.047
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.163
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.569
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.160
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.326
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.780
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.754
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.609
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.159
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.910
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.871
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.566
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.427
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.254
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.240
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.276
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.593
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.413
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.750
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.890
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.724
    Number of Units Outstanding at End of Year                                             0

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.113
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.327
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.261
    Number of Units Outstanding at End of Year                                             0

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.827
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.761
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.167
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.783
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.904
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.538
    Number of Units Outstanding at End of Year                                             0

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.226
    Number of Units Outstanding at End of Year                                             0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.324
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.540
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.267
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.811
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.364
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.432
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.045
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.863
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.039
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.386
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.050
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.131
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.022
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.325
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.782
    Number of Units Outstanding at End of Year                                             0


                                Accumulation Unit Values(1)
                              LBL Consultant Solutions Classic
                     with MAV (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.725
    Number of Units Outstanding at End of Year                                        74,403

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.284
    Number of Units Outstanding at End of Year                                        11,764

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.281
    Number of Units Outstanding at End of Year                                         3,169

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.968
    Number of Units Outstanding at End of Year                                        41,315

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.258
    Number of Units Outstanding at End of Year                                         4,967

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.084
    Number of Units Outstanding at End of Year                                        14,898

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.200
    Number of Units Outstanding at End of Year                                         2,901

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.608
    Number of Units Outstanding at End of Year                                        18,938

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.198
    Number of Units Outstanding at End of Year                                        19,568

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.368
    Number of Units Outstanding at End of Year                                        28,300

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.820
    Number of Units Outstanding at End of Year                                        38,696

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.791
    Number of Units Outstanding at End of Year                                        46,830

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.648
    Number of Units Outstanding at End of Year                                        84,706

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.196
    Number of Units Outstanding at End of Year                                        64,981

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.947
    Number of Units Outstanding at End of Year                                        71,372

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.911
    Number of Units Outstanding at End of Year                                        26,553

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.605
    Number of Units Outstanding at End of Year                                        18,609

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.470
    Number of Units Outstanding at End of Year                                         6,007

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.296
    Number of Units Outstanding at End of Year                                         2,914

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.282
    Number of Units Outstanding at End of Year                                        20,990

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.318
    Number of Units Outstanding at End of Year                                         5,672

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.632
    Number of Units Outstanding at End of Year                                        17,229

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.452
    Number of Units Outstanding at End of Year                                         5,971

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.790
    Number of Units Outstanding at End of Year                                        14,735

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.926
    Number of Units Outstanding at End of Year                                        16,167

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.763
    Number of Units Outstanding at End of Year                                        40,690

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.154
    Number of Units Outstanding at End of Year                                        11,572

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.369
    Number of Units Outstanding at End of Year                                        20,377

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.303
    Number of Units Outstanding at End of Year                                        34,078

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.870
    Number of Units Outstanding at End of Year                                        19,577

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.790
    Number of Units Outstanding at End of Year                                         8,225

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.208
    Number of Units Outstanding at End of Year                                        26,067

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.816
    Number of Units Outstanding at End of Year                                         4,188

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.941
    Number of Units Outstanding at End of Year                                        36,663

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.577
    Number of Units Outstanding at End of Year                                        61,471

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.264
    Number of Units Outstanding at End of Year                                        96,933

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.363
    Number of Units Outstanding at End of Year                                        12,667

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.579
    Number of Units Outstanding at End of Year                                         6,698

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.305
    Number of Units Outstanding at End of Year                                         1,859

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.851
    Number of Units Outstanding at End of Year                                        32,094

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.402
    Number of Units Outstanding at End of Year                                         4,404

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.470
    Number of Units Outstanding at End of Year                                        37,362

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.086
    Number of Units Outstanding at End of Year                                        46,148

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.899
    Number of Units Outstanding at End of Year                                        10,882

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.083
    Number of Units Outstanding at End of Year                                         1,865

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.432
    Number of Units Outstanding at End of Year                                         2,716

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.091
    Number of Units Outstanding at End of Year                                         7,714

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.169
    Number of Units Outstanding at End of Year                                        24,035

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.063
    Number of Units Outstanding at End of Year                                        24,470

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.364
    Number of Units Outstanding at End of Year                                         2,797

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.829
    Number of Units Outstanding at End of Year                                        34,420


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Elite
      with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.656
    Number of Units Outstanding at End of Year                                         1,068

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.217
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.215
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.897
    Number of Units Outstanding at End of Year                                         1,097

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.191
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.019
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.134
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.539
    Number of Units Outstanding at End of Year                                        18,946

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.132
    Number of Units Outstanding at End of Year                                           113

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.295
    Number of Units Outstanding at End of Year                                           156

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.750
    Number of Units Outstanding at End of Year                                         1,004

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.727
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.579
    Number of Units Outstanding at End of Year                                         1,020

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.130
    Number of Units Outstanding at End of Year                                            55

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.882
    Number of Units Outstanding at End of Year                                         1,092

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.840
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.537
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.395
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.223
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.209
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.245
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.563
    Number of Units Outstanding at End of Year                                         1,075

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.384
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.720
    Number of Units Outstanding at End of Year                                         1,007

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.862
    Number of Units Outstanding at End of Year                                         1,094

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.694
    Number of Units Outstanding at End of Year                                         1,009

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.082
    Number of Units Outstanding at End of Year                                           974

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.296
    Number of Units Outstanding at End of Year                                        17,596

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.230
    Number of Units Outstanding at End of Year                                             0

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.794
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.739
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.136
    Number of Units Outstanding at End of Year                                           969

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.759
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.876
    Number of Units Outstanding at End of Year                                         1,093

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.508
    Number of Units Outstanding at End of Year                                             0

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.197
    Number of Units Outstanding at End of Year                                         1,114

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.296
    Number of Units Outstanding at End of Year                                         1,048

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.511
    Number of Units Outstanding at End of Year                                         1,027

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.238
    Number of Units Outstanding at End of Year                                         2,108

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.781
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.335
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.403
    Number of Units Outstanding at End of Year                                           112

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.014
    Number of Units Outstanding at End of Year                                        17,644

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.835
    Number of Units Outstanding at End of Year                                         1,097

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.005
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.352
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.019
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.103
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.991
    Number of Units Outstanding at End of Year                                           107

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.297
    Number of Units Outstanding at End of Year                                            57

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.746
    Number of Units Outstanding at End of Year                                        24,708


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Elite
     with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.641
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.203
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.200
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.882
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.177
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.005
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.120
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.525
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.118
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.279
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.735
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.714
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.565
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.116
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.869
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.825
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.522
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.379
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.207
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.193
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.229
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.549
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.370
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.705
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.848
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.679
    Number of Units Outstanding at End of Year                                             0

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.067
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.280
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.214
    Number of Units Outstanding at End of Year                                             0

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.777
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.728
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.120
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.747
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.862
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.494
    Number of Units Outstanding at End of Year                                             0

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.183
    Number of Units Outstanding at End of Year                                             0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.281
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.496
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.224
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.766
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.320
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.388
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.999
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.821
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.988
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.334
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.004
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.089
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.976
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.282
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.728
    Number of Units Outstanding at End of Year                                             0


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Elite
            with EBP (Annual Increase) (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.681
    Number of Units Outstanding at End of Year                                         2,464

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.241
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.238
    Number of Units Outstanding at End of Year                                           437

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.923
    Number of Units Outstanding at End of Year                                         1,178

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.215
    Number of Units Outstanding at End of Year                                           730

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.042
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.158
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.564
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.155
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.321
    Number of Units Outstanding at End of Year                                           717

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.775
    Number of Units Outstanding at End of Year                                           625

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.750
    Number of Units Outstanding at End of Year                                           426

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.604
    Number of Units Outstanding at End of Year                                         1,599

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.154
    Number of Units Outstanding at End of Year                                         4,478

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.905
    Number of Units Outstanding at End of Year                                         4,000

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.866
    Number of Units Outstanding at End of Year                                           851

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.561
    Number of Units Outstanding at End of Year                                           735

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.422
    Number of Units Outstanding at End of Year                                         1,508

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.249
    Number of Units Outstanding at End of Year                                           373

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.235
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.271
    Number of Units Outstanding at End of Year                                           372

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.588
    Number of Units Outstanding at End of Year                                           423

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.408
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.745
    Number of Units Outstanding at End of Year                                           417

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.885
    Number of Units Outstanding at End of Year                                           541

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.719
    Number of Units Outstanding at End of Year                                         1,911

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.108
    Number of Units Outstanding at End of Year                                           781

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.322
    Number of Units Outstanding at End of Year                                           588

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.256
    Number of Units Outstanding at End of Year                                         1,226

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.821
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.757
    Number of Units Outstanding at End of Year                                           387

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.162
    Number of Units Outstanding at End of Year                                           852

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.779
    Number of Units Outstanding at End of Year                                           203

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.899
    Number of Units Outstanding at End of Year                                           976

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.533
    Number of Units Outstanding at End of Year                                           822

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.221
    Number of Units Outstanding at End of Year                                         1,678

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.319
    Number of Units Outstanding at End of Year                                           434

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.535
    Number of Units Outstanding at End of Year                                           425

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.262
    Number of Units Outstanding at End of Year                                           436

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.806
    Number of Units Outstanding at End of Year                                         2,120

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.359
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.427
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.039
    Number of Units Outstanding at End of Year                                         1,913

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.858
    Number of Units Outstanding at End of Year                                           873

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.033
    Number of Units Outstanding at End of Year                                           857

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.380
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.045
    Number of Units Outstanding at End of Year                                           152

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.126
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.017
    Number of Units Outstanding at End of Year                                           705

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.321
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.776
    Number of Units Outstanding at End of Year                                           568


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Elite
                  with EEDB 0-70 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.686
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.246
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.243
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.928
    Number of Units Outstanding at End of Year                                         1,063

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.220
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.047
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.163
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.569
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.160
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.326
    Number of Units Outstanding at End of Year                                            27

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.780
    Number of Units Outstanding at End of Year                                         1,106

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.754
    Number of Units Outstanding at End of Year                                         1,191

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.609
    Number of Units Outstanding at End of Year                                            24

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.159
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.910
    Number of Units Outstanding at End of Year                                         6,587

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.871
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.566
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.427
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.254
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.240
    Number of Units Outstanding at End of Year                                         3,580

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.276
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.593
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.413
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.750
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.890
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.724
    Number of Units Outstanding at End of Year                                         1,083

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.113
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.327
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.261
    Number of Units Outstanding at End of Year                                             0

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.827
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.761
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.167
    Number of Units Outstanding at End of Year                                         1,040

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.783
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.904
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.538
    Number of Units Outstanding at End of Year                                         1,103

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.226
    Number of Units Outstanding at End of Year                                         1,136

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.324
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.540
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.267
    Number of Units Outstanding at End of Year                                         1,132

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.811
    Number of Units Outstanding at End of Year                                         4,963

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.364
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.432
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.045
    Number of Units Outstanding at End of Year                                         4,696

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.863
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.039
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.386
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.050
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.131
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.022
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.325
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.782
    Number of Units Outstanding at End of Year                                         6,297


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Elite
                 with EEDB 71-79 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.671
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.232
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.229
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.913
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.206
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.033
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.148
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.554
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.146
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.311
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.765
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.741
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.594
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.145
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.896
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.856
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.551
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.411
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.239
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.225
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.260
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.578
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.399
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.735
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.876
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.709
    Number of Units Outstanding at End of Year                                             0

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.097
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.312
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.245
    Number of Units Outstanding at End of Year                                             0

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.810
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.750
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.151
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.771
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.890
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.523
    Number of Units Outstanding at End of Year                                             0

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.212
    Number of Units Outstanding at End of Year                                             0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.310
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.526
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.253
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.796
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.349
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.417
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.029
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.849
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.022
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.369
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.035
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.117
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.006
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.311
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.764
    Number of Units Outstanding at End of Year                                             0


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Elite
   with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.636
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.198
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.196
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.877
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.172
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.000
    Number of Units Outstanding at End of Year                                           286

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.115
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.520
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.113
    Number of Units Outstanding at End of Year                                         1,088

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.274
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.730
    Number of Units Outstanding at End of Year                                         1,085

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.709
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.560
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.112
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.864
    Number of Units Outstanding at End of Year                                           290

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.820
    Number of Units Outstanding at End of Year                                           699

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.517
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.374
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.202
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.188
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.224
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.544
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.365
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.700
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.844
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.674
    Number of Units Outstanding at End of Year                                         1,759

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.061
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.275
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.209
    Number of Units Outstanding at End of Year                                             0

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.772
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.724
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.115
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.743
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.858
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.489
    Number of Units Outstanding at End of Year                                             0

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.178
    Number of Units Outstanding at End of Year                                         1,215

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.276
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.491
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.219
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.761
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.315
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.383
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.993
    Number of Units Outstanding at End of Year                                           651

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.817
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.983
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.329
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.999
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.084
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.971
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.278
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.722
    Number of Units Outstanding at End of Year                                             0


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Elite
         with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.661
    Number of Units Outstanding at End of Year                                           681

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.222
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.219
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.902
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.196
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.023
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.139
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.544
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.137
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.300
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.755
    Number of Units Outstanding at End of Year                                         1,413

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.732
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.584
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.135
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.887
    Number of Units Outstanding at End of Year                                         4,007

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.845
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.542
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.401
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.228
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.214
    Number of Units Outstanding at End of Year                                           647

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.250
    Number of Units Outstanding at End of Year                                           645

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.568
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.389
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.725
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.867
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.699
    Number of Units Outstanding at End of Year                                             0

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.087
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.301
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.235
    Number of Units Outstanding at End of Year                                             0

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.799
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.742
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.141
    Number of Units Outstanding at End of Year                                           652

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.763
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.881
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.513
    Number of Units Outstanding at End of Year                                             0

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.202
    Number of Units Outstanding at End of Year                                         2,846

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.300
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.516
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.243
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.786
    Number of Units Outstanding at End of Year                                         1,226

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.339
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.408
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.019
    Number of Units Outstanding at End of Year                                           659

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.840
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.011
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.357
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.025
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.108
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.996
    Number of Units Outstanding at End of Year                                           721

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.302
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.752
    Number of Units Outstanding at End of Year                                         4,453


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Elite
               with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.666
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.227
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.224
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.908
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.201
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.028
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.144
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.549
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.141
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.305
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.760
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.736
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.589
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.140
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.892
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.850
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.546
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.406
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.233
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.219
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.255
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.573
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.394
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.730
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.871
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.704
    Number of Units Outstanding at End of Year                                             0

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.092
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.306
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.240
    Number of Units Outstanding at End of Year                                             0

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.805
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.746
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.146
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.767
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.885
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.518
    Number of Units Outstanding at End of Year                                             0

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.207
    Number of Units Outstanding at End of Year                                             0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.305
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.521
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.248
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.791
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.344
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.412
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.024
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.844
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.016
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.363
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.030
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.112
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.001
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.306
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.758
    Number of Units Outstanding at End of Year                                             0


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Elite
              with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.651
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.213
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.210
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.892
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.187
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.014
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.130
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.535
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.127
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.290
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.745
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.723
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.575
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.126
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.878
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.835
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.532
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.390
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.218
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.204
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.239
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.558
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.379
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.715
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.857
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.689
    Number of Units Outstanding at End of Year                                             0

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.077
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.291
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.224
    Number of Units Outstanding at End of Year                                             0

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.788
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.735
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.130
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.755
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.872
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.503
    Number of Units Outstanding at End of Year                                             0

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.193
    Number of Units Outstanding at End of Year                                             0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.291
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.506
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.234
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.776
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.330
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.398
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.009
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.830
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.000
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.346
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.014
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.098
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.986
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.292
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.740
    Number of Units Outstanding at End of Year                                             0


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Elite
                     with MAV (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.691
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.251
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.248
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.933
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.225
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.051
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.167
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.574
    Number of Units Outstanding at End of Year                                           687

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.165
    Number of Units Outstanding at End of Year                                         3,190

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.332
    Number of Units Outstanding at End of Year                                         6,549

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.785
    Number of Units Outstanding at End of Year                                        11,943

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.759
    Number of Units Outstanding at End of Year                                           750

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.614
    Number of Units Outstanding at End of Year                                         9,000

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.163
    Number of Units Outstanding at End of Year                                           849

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.915
    Number of Units Outstanding at End of Year                                         7,160

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.876
    Number of Units Outstanding at End of Year                                           793

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.571
    Number of Units Outstanding at End of Year                                           541

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.432
    Number of Units Outstanding at End of Year                                           750

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.259
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.245
    Number of Units Outstanding at End of Year                                         7,782

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.281
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.598
    Number of Units Outstanding at End of Year                                           813

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.418
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.755
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.894
    Number of Units Outstanding at End of Year                                           565

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.729
    Number of Units Outstanding at End of Year                                           336

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.118
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.333
    Number of Units Outstanding at End of Year                                         6,620

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.266
    Number of Units Outstanding at End of Year                                           238

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.832
    Number of Units Outstanding at End of Year                                           727

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.765
    Number of Units Outstanding at End of Year                                         4,912

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.172
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.787
    Number of Units Outstanding at End of Year                                           638

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.908
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.542
    Number of Units Outstanding at End of Year                                         8,341

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.231
    Number of Units Outstanding at End of Year                                           869

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.329
    Number of Units Outstanding at End of Year                                         1,081

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.545
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.272
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.816
    Number of Units Outstanding at End of Year                                         1,188

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.368
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.437
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.050
    Number of Units Outstanding at End of Year                                         4,986

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.867
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.044
    Number of Units Outstanding at End of Year                                           113

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.392
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.055
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.136
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.027
    Number of Units Outstanding at End of Year                                           372

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.330
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.788
    Number of Units Outstanding at End of Year                                         5,458


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Plus
                  with EEDB 0-70 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.701
    Number of Units Outstanding at End of Year                                         6,486

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.260
    Number of Units Outstanding at End of Year                                         1,197

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.257
    Number of Units Outstanding at End of Year                                         3,203

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.943
    Number of Units Outstanding at End of Year                                         6,517

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.234
    Number of Units Outstanding at End of Year                                         1,357

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.061
    Number of Units Outstanding at End of Year                                         1,773

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.177
    Number of Units Outstanding at End of Year                                         1,279

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.584
    Number of Units Outstanding at End of Year                                           794

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.174
    Number of Units Outstanding at End of Year                                         2,367

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.342
    Number of Units Outstanding at End of Year                                         3,744

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.795
    Number of Units Outstanding at End of Year                                         6,746

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.768
    Number of Units Outstanding at End of Year                                         6,417

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.624
    Number of Units Outstanding at End of Year                                        17,939

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.173
    Number of Units Outstanding at End of Year                                         4,364

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.924
    Number of Units Outstanding at End of Year                                        10,961

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.886
    Number of Units Outstanding at End of Year                                         2,761

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.581
    Number of Units Outstanding at End of Year                                           226

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.443
    Number of Units Outstanding at End of Year                                           726

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.270
    Number of Units Outstanding at End of Year                                           588

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.256
    Number of Units Outstanding at End of Year                                         4,248

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.292
    Number of Units Outstanding at End of Year                                           582

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.608
    Number of Units Outstanding at End of Year                                         3,628

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.428
    Number of Units Outstanding at End of Year                                         1,326

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.765
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.903
    Number of Units Outstanding at End of Year                                           555

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.739
    Number of Units Outstanding at End of Year                                         6,605

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.128
    Number of Units Outstanding at End of Year                                           893

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.343
    Number of Units Outstanding at End of Year                                         1,344

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.277
    Number of Units Outstanding at End of Year                                         2,470

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.843
    Number of Units Outstanding at End of Year                                         1,699

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.772
    Number of Units Outstanding at End of Year                                           746

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.182
    Number of Units Outstanding at End of Year                                         3,590

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.796
    Number of Units Outstanding at End of Year                                         3,594

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.918
    Number of Units Outstanding at End of Year                                        12,301

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.552
    Number of Units Outstanding at End of Year                                         4,173

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.240
    Number of Units Outstanding at End of Year                                        14,526

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.339
    Number of Units Outstanding at End of Year                                         3,362

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.555
    Number of Units Outstanding at End of Year                                           604

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.281
    Number of Units Outstanding at End of Year                                           672

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.826
    Number of Units Outstanding at End of Year                                         4,418

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.378
    Number of Units Outstanding at End of Year                                         1,698

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.446
    Number of Units Outstanding at End of Year                                         3,115

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.060
    Number of Units Outstanding at End of Year                                        10,015

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.876
    Number of Units Outstanding at End of Year                                         1,749

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.055
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.403
    Number of Units Outstanding at End of Year                                         1,041

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.066
    Number of Units Outstanding at End of Year                                         1,328

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.145
    Number of Units Outstanding at End of Year                                         2,468

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.037
    Number of Units Outstanding at End of Year                                         4,249

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.340
    Number of Units Outstanding at End of Year                                           582

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.799
    Number of Units Outstanding at End of Year                                        16,676


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Plus
                 with EEDB 71-79 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.686
    Number of Units Outstanding at End of Year                                         1,472

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.246
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.243
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.928
    Number of Units Outstanding at End of Year                                           209

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.220
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.047
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.163
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.569
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.160
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.326
    Number of Units Outstanding at End of Year                                           156

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.780
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.754
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.609
    Number of Units Outstanding at End of Year                                         1,760

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.159
    Number of Units Outstanding at End of Year                                         5,373

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.910
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.871
    Number of Units Outstanding at End of Year                                           912

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.566
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.427
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.254
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.240
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.276
    Number of Units Outstanding at End of Year                                           214

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.593
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.413
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.750
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.890
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.724
    Number of Units Outstanding at End of Year                                             0

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.113
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.327
    Number of Units Outstanding at End of Year                                           555

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.261
    Number of Units Outstanding at End of Year                                         1,606

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.827
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.761
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.167
    Number of Units Outstanding at End of Year                                         1,052

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.783
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.904
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.538
    Number of Units Outstanding at End of Year                                         2,088

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.226
    Number of Units Outstanding at End of Year                                         5,528

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.324
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.540
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.267
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.811
    Number of Units Outstanding at End of Year                                         3,242

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.364
    Number of Units Outstanding at End of Year                                         1,625

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.432
    Number of Units Outstanding at End of Year                                         3,241

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.045
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.863
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.039
    Number of Units Outstanding at End of Year                                           264

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.386
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.050
    Number of Units Outstanding at End of Year                                           850

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.131
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.022
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.325
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.782
    Number of Units Outstanding at End of Year                                         3,680


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Plus
      with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.671
    Number of Units Outstanding at End of Year                                         2,620

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.232
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.229
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.913
    Number of Units Outstanding at End of Year                                         1,054

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.206
    Number of Units Outstanding at End of Year                                           135

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.033
    Number of Units Outstanding at End of Year                                         1,000

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.148
    Number of Units Outstanding at End of Year                                            23

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.554
    Number of Units Outstanding at End of Year                                         3,165

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.146
    Number of Units Outstanding at End of Year                                           131

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.311
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.765
    Number of Units Outstanding at End of Year                                         3,393

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.741
    Number of Units Outstanding at End of Year                                           980

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.594
    Number of Units Outstanding at End of Year                                         3,741

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.145
    Number of Units Outstanding at End of Year                                         1,311

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.896
    Number of Units Outstanding at End of Year                                         2,778

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.856
    Number of Units Outstanding at End of Year                                           428

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.551
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.411
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.239
    Number of Units Outstanding at End of Year                                         1,202

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.225
    Number of Units Outstanding at End of Year                                         1,115

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.260
    Number of Units Outstanding at End of Year                                         1,544

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.578
    Number of Units Outstanding at End of Year                                         5,103

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.399
    Number of Units Outstanding at End of Year                                           220

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.735
    Number of Units Outstanding at End of Year                                           651

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.876
    Number of Units Outstanding at End of Year                                        12,151

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.709
    Number of Units Outstanding at End of Year                                         6,174

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.097
    Number of Units Outstanding at End of Year                                           423

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.312
    Number of Units Outstanding at End of Year                                            61

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.245
    Number of Units Outstanding at End of Year                                        12,283

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.810
    Number of Units Outstanding at End of Year                                        12,290

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.750
    Number of Units Outstanding at End of Year                                            80

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.151
    Number of Units Outstanding at End of Year                                         1,714

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.771
    Number of Units Outstanding at End of Year                                         3,310

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.890
    Number of Units Outstanding at End of Year                                         3,440

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.523
    Number of Units Outstanding at End of Year                                         1,571

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.212
    Number of Units Outstanding at End of Year                                         5,179

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.310
    Number of Units Outstanding at End of Year                                           549

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.526
    Number of Units Outstanding at End of Year                                           917

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.253
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.796
    Number of Units Outstanding at End of Year                                         1,940

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.349
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.417
    Number of Units Outstanding at End of Year                                           478

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.029
    Number of Units Outstanding at End of Year                                         1,764

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.849
    Number of Units Outstanding at End of Year                                           700

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.022
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.369
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.035
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.117
    Number of Units Outstanding at End of Year                                         1,042

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.006
    Number of Units Outstanding at End of Year                                         3,296

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.311
    Number of Units Outstanding at End of Year                                         1,164

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.764
    Number of Units Outstanding at End of Year                                           602


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Plus
     with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.656
    Number of Units Outstanding at End of Year                                           356

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.217
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.215
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.897
    Number of Units Outstanding at End of Year                                           245

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.191
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.019
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.134
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.539
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.132
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.295
    Number of Units Outstanding at End of Year                                           237

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.750
    Number of Units Outstanding at End of Year                                         7,253

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.727
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.579
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.130
    Number of Units Outstanding at End of Year                                         2,451

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.882
    Number of Units Outstanding at End of Year                                         3,466

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.840
    Number of Units Outstanding at End of Year                                         1,340

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.537
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.395
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.223
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.209
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.245
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.563
    Number of Units Outstanding at End of Year                                         3,003

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.384
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.720
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.862
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.694
    Number of Units Outstanding at End of Year                                           750

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.082
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.296
    Number of Units Outstanding at End of Year                                         1,286

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.230
    Number of Units Outstanding at End of Year                                         2,192

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.794
    Number of Units Outstanding at End of Year                                         1,458

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.739
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.136
    Number of Units Outstanding at End of Year                                           240

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.759
    Number of Units Outstanding at End of Year                                           305

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.876
    Number of Units Outstanding at End of Year                                           271

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.508
    Number of Units Outstanding at End of Year                                           255

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.197
    Number of Units Outstanding at End of Year                                         6,419

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.296
    Number of Units Outstanding at End of Year                                         4,295

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.511
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.238
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.781
    Number of Units Outstanding at End of Year                                           907

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.335
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.403
    Number of Units Outstanding at End of Year                                         1,813

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.014
    Number of Units Outstanding at End of Year                                           243

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.835
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.005
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.352
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.019
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.103
    Number of Units Outstanding at End of Year                                           265

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.991
    Number of Units Outstanding at End of Year                                         7,094

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.297
    Number of Units Outstanding at End of Year                                           260

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.746
    Number of Units Outstanding at End of Year                                         4,200


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Plus
            with EPB (Annual Increase) (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.696
    Number of Units Outstanding at End of Year                                        25,317

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.255
    Number of Units Outstanding at End of Year                                         8,906

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.253
    Number of Units Outstanding at End of Year                                            16

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.938
    Number of Units Outstanding at End of Year                                        14,667

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.229
    Number of Units Outstanding at End of Year                                         1,654

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.056
    Number of Units Outstanding at End of Year                                        10,691

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.172
    Number of Units Outstanding at End of Year                                           728

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.579
    Number of Units Outstanding at End of Year                                        22,787

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.170
    Number of Units Outstanding at End of Year                                         5,428

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.337
    Number of Units Outstanding at End of Year                                        13,079

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.790
    Number of Units Outstanding at End of Year                                        27,508

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.763
    Number of Units Outstanding at End of Year                                        11,619

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.619
    Number of Units Outstanding at End of Year                                        35,403

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.168
    Number of Units Outstanding at End of Year                                        37,500

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.919
    Number of Units Outstanding at End of Year                                        68,633

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.881
    Number of Units Outstanding at End of Year                                         5,122

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.576
    Number of Units Outstanding at End of Year                                        10,943

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.438
    Number of Units Outstanding at End of Year                                        12,099

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.265
    Number of Units Outstanding at End of Year                                         8,014

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.251
    Number of Units Outstanding at End of Year                                        18,227

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.287
    Number of Units Outstanding at End of Year                                         5,192

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.603
    Number of Units Outstanding at End of Year                                        37,245

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.423
    Number of Units Outstanding at End of Year                                           663

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.760
    Number of Units Outstanding at End of Year                                         1,061

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.899
    Number of Units Outstanding at End of Year                                         3,598

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.734
    Number of Units Outstanding at End of Year                                        28,414

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.123
    Number of Units Outstanding at End of Year                                         6,310

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.338
    Number of Units Outstanding at End of Year                                         7,357

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.271
    Number of Units Outstanding at End of Year                                        25,188

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.838
    Number of Units Outstanding at End of Year                                         5,293

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.768
    Number of Units Outstanding at End of Year                                        12,439

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.177
    Number of Units Outstanding at End of Year                                        19,081

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.791
    Number of Units Outstanding at End of Year                                         3,249

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.913
    Number of Units Outstanding at End of Year                                        13,783

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.547
    Number of Units Outstanding at End of Year                                        60,872

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.235
    Number of Units Outstanding at End of Year                                        49,574

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.334
    Number of Units Outstanding at End of Year                                         9,814

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.550
    Number of Units Outstanding at End of Year                                         2,242

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.277
    Number of Units Outstanding at End of Year                                         8,997

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.821
    Number of Units Outstanding at End of Year                                        27,738

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.373
    Number of Units Outstanding at End of Year                                         5,105

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.441
    Number of Units Outstanding at End of Year                                         3,573

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.055
    Number of Units Outstanding at End of Year                                        51,446

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.872
    Number of Units Outstanding at End of Year                                         2,764

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.050
    Number of Units Outstanding at End of Year                                           980

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.398
    Number of Units Outstanding at End of Year                                         1,993

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.060
    Number of Units Outstanding at End of Year                                         1,818

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.140
    Number of Units Outstanding at End of Year                                         7,668

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.032
    Number of Units Outstanding at End of Year                                        28,708

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.335
    Number of Units Outstanding at End of Year                                         2,465

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.794
    Number of Units Outstanding at End of Year                                        51,226


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Plus
               with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.681
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.241
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.238
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.923
    Number of Units Outstanding at End of Year                                            30

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.215
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.042
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.158
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.564
    Number of Units Outstanding at End of Year                                            31

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.155
    Number of Units Outstanding at End of Year                                           769

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.321
    Number of Units Outstanding at End of Year                                         1,503

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.775
    Number of Units Outstanding at End of Year                                           966

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.750
    Number of Units Outstanding at End of Year                                           427

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.604
    Number of Units Outstanding at End of Year                                         1,998

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.154
    Number of Units Outstanding at End of Year                                         6,049

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.905
    Number of Units Outstanding at End of Year                                         1,217

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.866
    Number of Units Outstanding at End of Year                                           240

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.561
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.422
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.249
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.235
    Number of Units Outstanding at End of Year                                            29

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.271
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.588
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.408
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.745
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.885
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.719
    Number of Units Outstanding at End of Year                                         1,218

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.108
    Number of Units Outstanding at End of Year                                         1,175

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.322
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.256
    Number of Units Outstanding at End of Year                                             0

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.821
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.757
    Number of Units Outstanding at End of Year                                            60

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.162
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.779
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.899
    Number of Units Outstanding at End of Year                                           659

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.533
    Number of Units Outstanding at End of Year                                         2,617

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.221
    Number of Units Outstanding at End of Year                                        11,929

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.319
    Number of Units Outstanding at End of Year                                         5,081

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.535
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.262
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.806
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.359
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.427
    Number of Units Outstanding at End of Year                                         1,252

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.039
    Number of Units Outstanding at End of Year                                         1,182

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.858
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.033
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.380
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.045
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.126
    Number of Units Outstanding at End of Year                                            32

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.017
    Number of Units Outstanding at End of Year                                         1,185

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.321
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.776
    Number of Units Outstanding at End of Year                                             0


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Plus
              with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.666
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.227
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.224
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.908
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.201
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.028
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.144
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.549
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.141
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.305
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.760
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.736
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.589
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.140
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.892
    Number of Units Outstanding at End of Year                                           170

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.850
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.546
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.406
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.233
    Number of Units Outstanding at End of Year                                           150

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.219
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.255
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.573
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.394
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.730
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.871
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.704
    Number of Units Outstanding at End of Year                                           393

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.092
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.306
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.240
    Number of Units Outstanding at End of Year                                             0

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.805
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.746
    Number of Units Outstanding at End of Year                                           391

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.146
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.767
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.885
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.518
    Number of Units Outstanding at End of Year                                             0

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.207
    Number of Units Outstanding at End of Year                                           165

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.305
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.521
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.248
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.791
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.344
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.412
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.024
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.844
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.016
    Number of Units Outstanding at End of Year                                           140

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.363
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.030
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.112
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.001
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.306
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.758
    Number of Units Outstanding at End of Year                                           132


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Plus
   with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.651
    Number of Units Outstanding at End of Year                                         7,253

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.213
    Number of Units Outstanding at End of Year                                           648

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.210
    Number of Units Outstanding at End of Year                                            86

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.892
    Number of Units Outstanding at End of Year                                         4,346

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.187
    Number of Units Outstanding at End of Year                                            18

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.014
    Number of Units Outstanding at End of Year                                         2,261

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.130
    Number of Units Outstanding at End of Year                                         2,742

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.535
    Number of Units Outstanding at End of Year                                         3,519

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.127
    Number of Units Outstanding at End of Year                                           233

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.290
    Number of Units Outstanding at End of Year                                         2,001

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.745
    Number of Units Outstanding at End of Year                                         8,904

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.723
    Number of Units Outstanding at End of Year                                         2,239

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.575
    Number of Units Outstanding at End of Year                                         8,150

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.126
    Number of Units Outstanding at End of Year                                        10,729

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.878
    Number of Units Outstanding at End of Year                                        12,253

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.835
    Number of Units Outstanding at End of Year                                         1,816

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.532
    Number of Units Outstanding at End of Year                                         1,219

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.390
    Number of Units Outstanding at End of Year                                           214

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.218
    Number of Units Outstanding at End of Year                                           753

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.204
    Number of Units Outstanding at End of Year                                         3,432

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.239
    Number of Units Outstanding at End of Year                                         2,903

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.558
    Number of Units Outstanding at End of Year                                         1,028

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.379
    Number of Units Outstanding at End of Year                                           695

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.715
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.857
    Number of Units Outstanding at End of Year                                           517

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.689
    Number of Units Outstanding at End of Year                                           801

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.077
    Number of Units Outstanding at End of Year                                           793

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.291
    Number of Units Outstanding at End of Year                                         4,883

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.224
    Number of Units Outstanding at End of Year                                         3,899

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.788
    Number of Units Outstanding at End of Year                                         1,178

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.735
    Number of Units Outstanding at End of Year                                           657

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.130
    Number of Units Outstanding at End of Year                                         2,406

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.755
    Number of Units Outstanding at End of Year                                         1,335

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.872
    Number of Units Outstanding at End of Year                                         3,562

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.503
    Number of Units Outstanding at End of Year                                         9,230

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.193
    Number of Units Outstanding at End of Year                                         5,689

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.291
    Number of Units Outstanding at End of Year                                         2,546

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.506
    Number of Units Outstanding at End of Year                                           504

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.234
    Number of Units Outstanding at End of Year                                           163

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.776
    Number of Units Outstanding at End of Year                                         8,342

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.330
    Number of Units Outstanding at End of Year                                           400

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.398
    Number of Units Outstanding at End of Year                                         5,438

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.009
    Number of Units Outstanding at End of Year                                         8,200

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.830
    Number of Units Outstanding at End of Year                                         2,494

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.000
    Number of Units Outstanding at End of Year                                         1,504

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.346
    Number of Units Outstanding at End of Year                                           137

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.014
    Number of Units Outstanding at End of Year                                           636

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.098
    Number of Units Outstanding at End of Year                                           109

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.986
    Number of Units Outstanding at End of Year                                         2,644

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.292
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.740
    Number of Units Outstanding at End of Year                                           922


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Plus
         with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.676
    Number of Units Outstanding at End of Year                                        14,364

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.236
    Number of Units Outstanding at End of Year                                           165

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.234
    Number of Units Outstanding at End of Year                                           710

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.918
    Number of Units Outstanding at End of Year                                        14,800

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.210
    Number of Units Outstanding at End of Year                                           151

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.037
    Number of Units Outstanding at End of Year                                         5,609

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.153
    Number of Units Outstanding at End of Year                                         3,379

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.559
    Number of Units Outstanding at End of Year                                         4,907

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.151
    Number of Units Outstanding at End of Year                                         9,034

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.316
    Number of Units Outstanding at End of Year                                        18,555

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.770
    Number of Units Outstanding at End of Year                                         7,405

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.745
    Number of Units Outstanding at End of Year                                        16,759

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.599
    Number of Units Outstanding at End of Year                                        13,534

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.149
    Number of Units Outstanding at End of Year                                         4,108

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.901
    Number of Units Outstanding at End of Year                                        23,001

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.861
    Number of Units Outstanding at End of Year                                         1,719

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.556
    Number of Units Outstanding at End of Year                                         2,956

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.417
    Number of Units Outstanding at End of Year                                            46

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.244
    Number of Units Outstanding at End of Year                                         2,909

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.230
    Number of Units Outstanding at End of Year                                         3,867

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.266
    Number of Units Outstanding at End of Year                                         8,013

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.583
    Number of Units Outstanding at End of Year                                         7,199

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.404
    Number of Units Outstanding at End of Year                                           703

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.740
    Number of Units Outstanding at End of Year                                         1,816

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.880
    Number of Units Outstanding at End of Year                                         2,752

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.714
    Number of Units Outstanding at End of Year                                         7,423

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.103
    Number of Units Outstanding at End of Year                                           763

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.317
    Number of Units Outstanding at End of Year                                        13,789

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.250
    Number of Units Outstanding at End of Year                                        12,988

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.816
    Number of Units Outstanding at End of Year                                         3,407

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.754
    Number of Units Outstanding at End of Year                                         1,937

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.156
    Number of Units Outstanding at End of Year                                         9,647

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.775
    Number of Units Outstanding at End of Year                                         2,229

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.895
    Number of Units Outstanding at End of Year                                        14,863

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.528
    Number of Units Outstanding at End of Year                                        30,575

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.216
    Number of Units Outstanding at End of Year                                        22,121

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.315
    Number of Units Outstanding at End of Year                                         3,223

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.530
    Number of Units Outstanding at End of Year                                         1,162

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.258
    Number of Units Outstanding at End of Year                                         4,213

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.801
    Number of Units Outstanding at End of Year                                        10,214

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.354
    Number of Units Outstanding at End of Year                                         8,473

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.422
    Number of Units Outstanding at End of Year                                        13,765

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.034
    Number of Units Outstanding at End of Year                                        21,590

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.853
    Number of Units Outstanding at End of Year                                           996

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.027
    Number of Units Outstanding at End of Year                                         1,439

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.375
    Number of Units Outstanding at End of Year                                         3,132

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.040
    Number of Units Outstanding at End of Year                                           563

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.122
    Number of Units Outstanding at End of Year                                           952

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.011
    Number of Units Outstanding at End of Year                                         9,727

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.316
    Number of Units Outstanding at End of Year                                         1,679

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.770
    Number of Units Outstanding at End of Year                                         9,986


                                Accumulation Unit Values(1)
                               LBL Consultant Solutions Plus
                     with MAV (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.705
    Number of Units Outstanding at End of Year                                        79,561

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.265
    Number of Units Outstanding at End of Year                                        15,902

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.262
    Number of Units Outstanding at End of Year                                           956

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.948
    Number of Units Outstanding at End of Year                                        76,478

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.239
    Number of Units Outstanding at End of Year                                        17,004

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.065
    Number of Units Outstanding at End of Year                                        34,355

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.181
    Number of Units Outstanding at End of Year                                        13,582

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.589
    Number of Units Outstanding at End of Year                                        37,824

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.179
    Number of Units Outstanding at End of Year                                        31,399

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.347
    Number of Units Outstanding at End of Year                                        46,189

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.800
    Number of Units Outstanding at End of Year                                        94,238

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.772
    Number of Units Outstanding at End of Year                                        31,849

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.629
    Number of Units Outstanding at End of Year                                       117,071

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.178
    Number of Units Outstanding at End of Year                                       100,870

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.928
    Number of Units Outstanding at End of Year                                       141,216

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.891
    Number of Units Outstanding at End of Year                                        33,991

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.586
    Number of Units Outstanding at End of Year                                        24,838

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.448
    Number of Units Outstanding at End of Year                                         3,126

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.275
    Number of Units Outstanding at End of Year                                         1,501

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.261
    Number of Units Outstanding at End of Year                                        22,651

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.297
    Number of Units Outstanding at End of Year                                         7,472

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.612
    Number of Units Outstanding at End of Year                                        22,341

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.433
    Number of Units Outstanding at End of Year                                         5,801

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.770
    Number of Units Outstanding at End of Year                                         8,498

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.908
    Number of Units Outstanding at End of Year                                        22,134

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.743
    Number of Units Outstanding at End of Year                                        91,889

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.134
    Number of Units Outstanding at End of Year                                        16,158

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.348
    Number of Units Outstanding at End of Year                                        89,391

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.282
    Number of Units Outstanding at End of Year                                        99,604

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.849
    Number of Units Outstanding at End of Year                                        21,389

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.776
    Number of Units Outstanding at End of Year                                        33,539

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.187
    Number of Units Outstanding at End of Year                                        20,719

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.800
    Number of Units Outstanding at End of Year                                         4,427

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.922
    Number of Units Outstanding at End of Year                                        46,276

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.557
    Number of Units Outstanding at End of Year                                       101,949

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.245
    Number of Units Outstanding at End of Year                                       164,664

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.343
    Number of Units Outstanding at End of Year                                        34,096

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.560
    Number of Units Outstanding at End of Year                                         8,162

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.286
    Number of Units Outstanding at End of Year                                        12,975

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.831
    Number of Units Outstanding at End of Year                                        49,655

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.383
    Number of Units Outstanding at End of Year                                         3,253

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.451
    Number of Units Outstanding at End of Year                                        38,723

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.065
    Number of Units Outstanding at End of Year                                       160,639

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.881
    Number of Units Outstanding at End of Year                                        12,173

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.061
    Number of Units Outstanding at End of Year                                         7,050

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.409
    Number of Units Outstanding at End of Year                                         9,452

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.071
    Number of Units Outstanding at End of Year                                        10,317

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.150
    Number of Units Outstanding at End of Year                                        32,398

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.042
    Number of Units Outstanding at End of Year                                        49,174

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.345
    Number of Units Outstanding at End of Year                                         5,900

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.805
    Number of Units Outstanding at End of Year                                        95,967


                                Accumulation Unit Values(1)
                              LBL Consultant Solutions Select
                  with EEDB 0-70 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.676
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.236
    Number of Units Outstanding at End of Year                                         2,411

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.234
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.918
    Number of Units Outstanding at End of Year                                           633

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.210
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.037
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.153
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.559
    Number of Units Outstanding at End of Year                                           703

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.151
    Number of Units Outstanding at End of Year                                         1,503

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.316
    Number of Units Outstanding at End of Year                                         3,034

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.770
    Number of Units Outstanding at End of Year                                         3,148

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.745
    Number of Units Outstanding at End of Year                                           692

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.599
    Number of Units Outstanding at End of Year                                         2,333

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.149
    Number of Units Outstanding at End of Year                                         3,152

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.901
    Number of Units Outstanding at End of Year                                         3,148

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.861
    Number of Units Outstanding at End of Year                                           199

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.556
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.417
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.244
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.230
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.266
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.583
    Number of Units Outstanding at End of Year                                         1,621

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.404
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.740
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.880
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.714
    Number of Units Outstanding at End of Year                                           190

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.103
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.317
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.250
    Number of Units Outstanding at End of Year                                         1,855

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.816
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.754
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.156
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.775
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.895
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.528
    Number of Units Outstanding at End of Year                                             0

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.216
    Number of Units Outstanding at End of Year                                             0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.315
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.530
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.258
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.801
    Number of Units Outstanding at End of Year                                         1,315

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.354
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.422
    Number of Units Outstanding at End of Year                                           197

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.034
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.853
    Number of Units Outstanding at End of Year                                         1,559

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.027
    Number of Units Outstanding at End of Year                                           822

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.375
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.040
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.122
    Number of Units Outstanding at End of Year                                           537

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.011
    Number of Units Outstanding at End of Year                                           122

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.316
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.770
    Number of Units Outstanding at End of Year                                         3,041


                                Accumulation Unit Values(1)
                              LBL Consultant Solutions Select
      with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.646
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.208
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.205
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.887
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.182
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.009
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.125
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.530
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.122
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.284
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.740
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.718
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.570
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.121
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.873
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.830
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.527
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.385
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.213
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.198
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.234
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.554
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.375
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.710
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.853
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.684
    Number of Units Outstanding at End of Year                                             0

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.072
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.285
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.219
    Number of Units Outstanding at End of Year                                             0

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.783
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.731
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.125
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.751
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.867
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.498
    Number of Units Outstanding at End of Year                                             0

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.188
    Number of Units Outstanding at End of Year                                             0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.286
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.501
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.229
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.771
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.325
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.393
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.004
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.826
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.994
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.340
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.009
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.093
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.981
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.287
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.734
    Number of Units Outstanding at End of Year                                             0


                                Accumulation Unit Values(1)
                              LBL Consultant Solutions Select
     with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.631
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.194
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.191
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.872
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.168
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.995
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.111
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.515
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.108
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.268
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.725
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.705
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.555
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.107
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.859
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.815
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.512
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.369
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.197
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.183
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.219
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.539
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.360
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.695
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.839
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.669
    Number of Units Outstanding at End of Year                                             0

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.056
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.270
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.203
    Number of Units Outstanding at End of Year                                             0

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.766
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.720
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.110
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.738
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.853
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.484
    Number of Units Outstanding at End of Year                                             0

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.174
    Number of Units Outstanding at End of Year                                             0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.272
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.486
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.215
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.756
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.311
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.378
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.988
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.812
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.977
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.323
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.994
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.079
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.965
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.273
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.716
    Number of Units Outstanding at End of Year                                             0


                                Accumulation Unit Values(1)
                              LBL Consultant Solutions Select
            with EPB (Annual Increase) (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.671
    Number of Units Outstanding at End of Year                                           684

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.232
    Number of Units Outstanding at End of Year                                           293

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.229
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.913
    Number of Units Outstanding at End of Year                                           706

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.206
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.033
    Number of Units Outstanding at End of Year                                           124

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.148
    Number of Units Outstanding at End of Year                                           248

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.554
    Number of Units Outstanding at End of Year                                         2,167

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.146
    Number of Units Outstanding at End of Year                                           684

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.311
    Number of Units Outstanding at End of Year                                         1,813

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.765
    Number of Units Outstanding at End of Year                                         3,217

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.741
    Number of Units Outstanding at End of Year                                           355

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.594
    Number of Units Outstanding at End of Year                                         2,764

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.145
    Number of Units Outstanding at End of Year                                         1,377

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.896
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.856
    Number of Units Outstanding at End of Year                                           285

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.551
    Number of Units Outstanding at End of Year                                         2,201

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.411
    Number of Units Outstanding at End of Year                                         1,393

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.239
    Number of Units Outstanding at End of Year                                           149

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.225
    Number of Units Outstanding at End of Year                                           149

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.260
    Number of Units Outstanding at End of Year                                         1,336

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.578
    Number of Units Outstanding at End of Year                                         2,069

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.399
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.735
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.876
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.709
    Number of Units Outstanding at End of Year                                         1,946

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.097
    Number of Units Outstanding at End of Year                                           131

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.312
    Number of Units Outstanding at End of Year                                         1,981

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.245
    Number of Units Outstanding at End of Year                                         4,071

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.810
    Number of Units Outstanding at End of Year                                           466

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.750
    Number of Units Outstanding at End of Year                                            94

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.151
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.771
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.890
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.523
    Number of Units Outstanding at End of Year                                           924

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.212
    Number of Units Outstanding at End of Year                                         1,553

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.310
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.526
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.253
    Number of Units Outstanding at End of Year                                           290

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.796
    Number of Units Outstanding at End of Year                                           976

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.349
    Number of Units Outstanding at End of Year                                           428

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.417
    Number of Units Outstanding at End of Year                                         1,182

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.029
    Number of Units Outstanding at End of Year                                         2,763

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.849
    Number of Units Outstanding at End of Year                                         1,523

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.022
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.369
    Number of Units Outstanding at End of Year                                           582

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.035
    Number of Units Outstanding at End of Year                                           754

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.117
    Number of Units Outstanding at End of Year                                           706

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.006
    Number of Units Outstanding at End of Year                                           187

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.311
    Number of Units Outstanding at End of Year                                           509

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.764
    Number of Units Outstanding at End of Year                                         4,436


                                Accumulation Unit Values(1)
                              LBL Consultant Solutions Select
               with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.656
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.217
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.215
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.897
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.191
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.019
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.134
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.539
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.132
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.295
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.750
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.727
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.579
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.130
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.882
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.840
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.537
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.395
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.223
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.209
    Number of Units Outstanding at End of Year                                            80

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.245
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.563
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.384
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.720
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.862
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.694
    Number of Units Outstanding at End of Year                                             0

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.082
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.296
    Number of Units Outstanding at End of Year                                            79

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.230
    Number of Units Outstanding at End of Year                                             0

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.794
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.739
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.136
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.759
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.876
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.508
    Number of Units Outstanding at End of Year                                             0

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.197
    Number of Units Outstanding at End of Year                                             0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.296
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.511
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.238
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.781
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.335
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.403
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.014
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.835
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.005
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.352
    Number of Units Outstanding at End of Year                                            72

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.019
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.103
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.991
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.297
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.746
    Number of Units Outstanding at End of Year                                            70


                                Accumulation Unit Values(1)
                              LBL Consultant Solutions Select
              with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.641
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.203
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.200
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.882
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.177
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.005
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.120
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.525
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.118
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.279
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.735
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.714
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.565
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.116
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.869
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.825
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.522
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.379
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.207
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.193
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.229
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.549
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.370
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.705
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.848
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.679
    Number of Units Outstanding at End of Year                                             0

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.067
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.280
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.214
    Number of Units Outstanding at End of Year                                             0

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.777
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.728
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.120
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.747
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.862
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.494
    Number of Units Outstanding at End of Year                                             0

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.183
    Number of Units Outstanding at End of Year                                             0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.281
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.496
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.224
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.766
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.320
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.388
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.999
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.821
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.988
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.334
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.004
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.089
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.976
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.282
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.728
    Number of Units Outstanding at End of Year                                             0


                                Accumulation Unit Values(1)
                              LBL Consultant Solutions Select
   with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.626
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.189
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.186
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.867
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.163
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.991
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.106
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.510
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.104
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.263
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.720
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.700
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.550
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.102
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.855
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.810
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.507
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.364
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.192
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.178
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.213
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.534
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.355
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.690
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.834
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.664
    Number of Units Outstanding at End of Year                                             0

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.051
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.264
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.198
    Number of Units Outstanding at End of Year                                             0

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.761
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.717
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.105
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.734
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.849
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.479
    Number of Units Outstanding at End of Year                                             0

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.169
    Number of Units Outstanding at End of Year                                             0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.267
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.482
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.210
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.751
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.306
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.374
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.983
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.808
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.972
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.317
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.989
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.075
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.960
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.268
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.711
    Number of Units Outstanding at End of Year                                             0


                                Accumulation Unit Values(1)
                              LBL Consultant Solutions Select
         with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.651
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.213
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.210
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.892
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.187
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.014
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.130
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.535
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.127
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.290
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.745
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.723
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.575
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.126
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.878
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.835
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.532
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.390
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.218
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.204
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.239
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.558
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.379
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.715
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.857
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.689
    Number of Units Outstanding at End of Year                                             0

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.077
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.291
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.224
    Number of Units Outstanding at End of Year                                             0

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.788
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.735
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.130
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.755
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.872
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.503
    Number of Units Outstanding at End of Year                                             0

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.193
    Number of Units Outstanding at End of Year                                             0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.291
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.506
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.234
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.776
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.330
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.398
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.009
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.830
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.000
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.346
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.014
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.098
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.986
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.292
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.740
    Number of Units Outstanding at End of Year                                             0


                                Accumulation Unit Values(1)
                              LBL Consultant Solutions Select
                     with MAV (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.681
    Number of Units Outstanding at End of Year                                           673

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.241
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.238
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.923
    Number of Units Outstanding at End of Year                                         1,580

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.215
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.042
    Number of Units Outstanding at End of Year                                           711

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.158
    Number of Units Outstanding at End of Year                                           166

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.564
    Number of Units Outstanding at End of Year                                         6,342

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.155
    Number of Units Outstanding at End of Year                                         3,320

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.321
    Number of Units Outstanding at End of Year                                         8,974

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.775
    Number of Units Outstanding at End of Year                                        12,245

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.750
    Number of Units Outstanding at End of Year                                         2,760

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.604
    Number of Units Outstanding at End of Year                                        13,720

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.154
    Number of Units Outstanding at End of Year                                        13,913

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.905
    Number of Units Outstanding at End of Year                                        12,850

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.866
    Number of Units Outstanding at End of Year                                           771

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.561
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.422
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.249
    Number of Units Outstanding at End of Year                                         4,924

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.235
    Number of Units Outstanding at End of Year                                         1,536

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.271
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.588
    Number of Units Outstanding at End of Year                                         3,977

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.408
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.745
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.885
    Number of Units Outstanding at End of Year                                           791

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.719
    Number of Units Outstanding at End of Year                                         4,193

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.108
    Number of Units Outstanding at End of Year                                           943

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.322
    Number of Units Outstanding at End of Year                                         4,356

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.256
    Number of Units Outstanding at End of Year                                         5,298

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.821
    Number of Units Outstanding at End of Year                                         3,251

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.757
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.162
    Number of Units Outstanding at End of Year                                         6,146

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.779
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.899
    Number of Units Outstanding at End of Year                                         1,642

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.533
    Number of Units Outstanding at End of Year                                        14,939

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.221
    Number of Units Outstanding at End of Year                                         2,544

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.319
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.535
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.262
    Number of Units Outstanding at End of Year                                           971

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.806
    Number of Units Outstanding at End of Year                                         8,397

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.359
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.427
    Number of Units Outstanding at End of Year                                           812

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.039
    Number of Units Outstanding at End of Year                                         4,165

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.858
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.033
    Number of Units Outstanding at End of Year                                           840

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.380
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.045
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.126
    Number of Units Outstanding at End of Year                                         5,053

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.017
    Number of Units Outstanding at End of Year                                         2,434

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.321
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.776
    Number of Units Outstanding at End of Year                                         8,624


                                Accumulation Unit Values(1)
                              LBL Consultant Solutions Select
                 with+ EEDB 71-79 (& with/without SPB and with/without ABR)
                                                                                Year ending
                                                                               December 31,
Subaccount                                                                         2004
---------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.661
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Capital Appreciation - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.222
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Dent Demographic Trends - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.219
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Mid Cap Core Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.902
    Number of Units Outstanding at End of Year                                             0

AIM V.I. Premier Equity - Series II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.196
    Number of Units Outstanding at End of Year                                             0

Alger American Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.023
    Number of Units Outstanding at End of Year                                             0

Alger American Leveraged AllCap - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.139
    Number of Units Outstanding at End of Year                                             0

Alger American MidCap Growth - Class S
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.544
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Asset Manager - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.137
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP ContraPortfolio - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.300
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Equity-Income - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.755
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Growth - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.732
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Index 500 - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.584
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Investment Grade Bond - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.135
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Money Market - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.887
    Number of Units Outstanding at End of Year                                             0

Fidelity VIP Overseas - Service Class 2
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.845
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Balanced: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.542
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Capital Appreciation: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.401
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Foreign Stock - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.228
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Mid Cap Value: Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.214
    Number of Units Outstanding at End of Year                                             0

Janus Aspen Series Risk-Managed Core - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.250
    Number of Units Outstanding at End of Year                                             0

MFS High Income Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.568
    Number of Units Outstanding at End of Year                                             0

MFS Investors Growth Stock Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.389
    Number of Units Outstanding at End of Year                                             0

MFS Investors Trust Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.725
    Number of Units Outstanding at End of Year                                             0

MFS New Discovery Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.867
    Number of Units Outstanding at End of Year                                             0

MFS Total Return Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.699
    Number of Units Outstanding at End of Year                                             0

MFS Value Series - Service Class
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.087
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Global Securities Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.301
    Number of Units Outstanding at End of Year                                             0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.235
    Number of Units Outstanding at End of Year                                             0

PAVIT NFJ Small Cap Value
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.799
    Number of Units Outstanding at End of Year                                             0

PAVIT OpCap Balanced
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.742
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Renaissance
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.141
    Number of Units Outstanding at End of Year                                             0

PAVIT PEA Science and Technology
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $8.763
    Number of Units Outstanding at End of Year                                             0

PIMCO Money Market - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.881
    Number of Units Outstanding at End of Year                                             0

PIMCO Real Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.513
    Number of Units Outstanding at End of Year                                             0

PIMCO Total Return - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.202
    Number of Units Outstanding at End of Year                                             0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.300
    Number of Units Outstanding at End of Year                                             0

Rydex VT Sector Rotation
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.516
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable All Cap - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.243
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable High Yield - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.786
    Number of Units Outstanding at End of Year                                             0

Salomon Brothers Variable Investors - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.339
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Blue Chip Growth - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.408
    Number of Units Outstanding at End of Year                                             0

T. Rowe Price Equity Income - II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.019
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Absolute Return Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                    $9.840
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Emerging Markets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.011
    Number of Units Outstanding at End of Year                                             0

Van Eck Worldwide Hard Assets Fund
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.357
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Aggressive Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $11.025
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Government - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.108
    Number of Units Outstanding at End of Year                                             0

Van Kampen LIT Growth & Income - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.996
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF Equity Growth - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $10.302
    Number of Units Outstanding at End of Year                                             0

Van Kampen UIF U.S. Real Estate - Class II
    Accumulation Unit Value Beginning                                                $10.000
    Accumulation Unit Value Ending                                                   $12.752
    Number of Units Outstanding at End of Year                                             0

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2004 and 2003, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2004. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 24, 2005


                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                    YEAR ENDED DECEMBER 31,
                                                          --------------------------------------------
(IN THOUSANDS)                                                2004            2003            2002
                                                          ------------    ------------    ------------
REVENUES
Net investment income                                     $     11,234    $     11,434    $     11,621
Realized capital gains and losses                                    5              73          (4,084)
                                                          ------------    ------------    ------------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                11,239          11,507           7,537
Income tax expense                                               3,925           4,092           2,629
                                                          ------------    ------------    ------------

NET INCOME                                                $      7,314    $      7,415    $      4,908
                                                          ============    ============    ============

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX
Change in unrealized net capital gains and losses               (1,786)         (3,557)          5,892
                                                          ------------    ------------    ------------

COMPREHENSIVE INCOME                                      $      5,528    $      3,858    $     10,800
                                                          ============    ============    ============

                       See notes to financial statements.

                                       2


                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                                          DECEMBER 31,
                                                                                   ---------------------------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                  2004           2003
                                                                                   ------------   ------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $234,371 and $197,942)   $    242,799   $    209,118
   Short-term                                                                            30,408          1,107
                                                                                   ------------   ------------
      Total investments                                                                 273,207        210,225

Cash                                                                                     10,532         23,456
Reinsurance recoverable from Allstate Life Insurance Company                         17,083,056     14,594,260
Reinsurance recoverable from non-affiliates                                             839,738        692,971
Receivable from affiliates, net                                                          27,449              -
Current income taxes receivable                                                              38          1,428
Other assets                                                                             83,853         69,968
Separate accounts                                                                     2,368,312      1,911,619
                                                                                   ------------   ------------
        TOTAL ASSETS                                                               $ 20,686,185   $ 17,503,927
                                                                                   ============   ============

LIABILITIES
Contractholder funds                                                               $ 16,231,489   $ 13,802,815
Reserve for life-contingent contract benefits                                         1,671,729      1,476,314
Unearned premiums                                                                        23,362         19,974
Deferred income taxes                                                                     3,257          4,172
Payable to affiliates, net                                                                    -         23,332
Other liabilities and accrued expenses                                                  122,800         55,688
Separate accounts                                                                     2,368,312      1,911,619
                                                                                   ------------   ------------
        TOTAL LIABILITIES                                                            20,420,949     17,293,914
                                                                                   ------------   ------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares
   issued and outstanding                                                                 2,500          2,500
Additional capital paid-in                                                              180,000        130,305
Retained income                                                                          77,257         69,943
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                5,479          7,265
                                                                                   ------------   ------------
        Total accumulated other comprehensive income                                      5,479          7,265
                                                                                   ------------   ------------
        TOTAL SHAREHOLDER'S EQUITY                                                      265,236        210,013
                                                                                   ------------   ------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                 $ 20,686,185   $ 17,503,927
                                                                                   ============   ============

                       See notes to financial statements.


                                       3



                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                    YEAR ENDED DECEMBER 31,
                                                          --------------------------------------------
(IN THOUSANDS)                                                2004            2003            2002
                                                          ------------    ------------    ------------
COMMON STOCK                                              $      2,500    $      2,500    $      2,500
                                                          ------------    ------------    ------------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                     130,305         126,750         126,750
Capital contribution                                            49,695           3,555               -
                                                          ------------    ------------    ------------
Balance, end of year                                           180,000         130,305         126,750
                                                          ------------    ------------    ------------

RETAINED INCOME
Balance, beginning of year                                      69,943          62,528          57,620
Net income                                                       7,314           7,415           4,908
                                                          ------------    ------------    ------------
Balance, end of year                                            77,257          69,943          62,528
                                                          ------------    ------------    ------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                       7,265          10,822           4,930
Change in unrealized net capital gains and losses               (1,786)         (3,557)          5,892
                                                          ------------    ------------    ------------
Balance, end of year                                             5,479           7,265          10,822
                                                          ------------    ------------    ------------

TOTAL SHAREHOLDER'S EQUITY                                $    265,236    $    210,013    $    202,600
                                                          ============    ============    ============

                       See notes to financial statements.

                                       4



                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                      YEAR ENDED DECEMBER 31,
                                                                           --------------------------------------------
(IN THOUSANDS)                                                                 2004            2003            2002
                                                                           ------------    ------------    ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                 $      7,314    $      7,415    $      4,908
Adjustments to reconcile net income to net cash provided by operating activities:
          Amortization and other non-cash items                                     293               2            (204)
          Realized capital gains and losses                                          (5)            (73)          4,084
          Changes in:
             Life-contingent contract benefits and contractholder funds,
              net of reinsurance recoverables                                   (11,474)         (1,358)          4,255
             Income taxes                                                         1,438             184          (5,332)
             Receivable/payable to affiliates, net                              (50,781)        (89,833)         97,527
             Other operating assets and liabilities                              49,016         (10,111)        (15,031)
                                                                           ------------    ------------    ------------
                Net cash (used in) provided by operating activities              (4,199)        (93,774)         90,207
                                                                           ------------    ------------    ------------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
          Proceeds from sales                                                     1,007          19,930          16,847
          Investment collections                                                 15,667          32,686          22,010
          Investments purchases                                                 (45,793)        (67,729)        (46,266)
Change in short-term investments                                                (29,301)          2,094           3,655
                                                                           ------------    ------------    ------------
                Net cash used in investing activities                           (58,420)        (13,019)         (3,754)
                                                                           ------------    ------------    ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                             49,695               -               -
                                                                           ------------    ------------    ------------
               Net cash provided by financing activities                         49,695               -               -

NET (DECREASE) INCREASE IN CASH                                                 (12,924)       (106,793)         86,453
CASH AT BEGINNING OF YEAR                                                        23,456         130,249          43,796
                                                                           ------------    ------------    ------------
CASH AT END OF YEAR                                                        $     10,532    $     23,456    $    130,249
                                                                           ============    ============    ============

                       See notes to financial statements.

                                       5



                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln
Benefit Life Company ("Lincoln Benefit" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate
Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management has identified the Company as a single segment entity.

     To conform to the 2004 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS



     The Company sells life insurance, retirement and investment products to individual customers through several distribution channels. The principal products are deferred and immediate fixed annuities, variable annuities, interest sensitive-life and traditional life insurance, variable life insurance and accident and health insurance.

     The Company is authorized to sell life insurance, retirement and investment products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. For 2004, the top geographic locations for statutory premiums and annuity considerations for the Company were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under the reinsurance agreements.

     The Company distributes its products through multiple intermediary distribution channels, including Allstate Exclusive Agencies, independent agents, banks and broker-dealers. The Company sells products through independent agents affiliated with master brokerage agencies. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

                                       6



                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed, commercial mortgage-backed and asset-backed securities. Fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. Periodic changes in fair values, net of deferred income taxes, are reflected as a component of other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections. Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists of interest and is recognized on an accrual basis. Interest income on mortgage-backed, commercial mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, and write-downs in value due to other than temporary declines in fair value. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company writes down, to fair value, fixed income securities that are classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired (see Note 4).

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND
INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). These amounts are reflected net of such reinsurance in the Statements of Operations and Comprehensive Income.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when due, at the inception of the contract. Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed.
The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance
(mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.
Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as contractholder funds deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against contractholder account balance.
Certain variable annuity contracts include embedded derivatives that are separated from the host instrument and accounted for as derivative financial instruments

                                       7



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

("subject to bifurcation"). The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits and is ceded to ALIC under the reinsurance agreements.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates.

     Separate account products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate account contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income and accumulation benefits included on variable annuity and life insurance contracts.

REINSURANCE RECOVERABLES

     The Company has reinsurance agreements whereby the Company cedes the mortality risk on certain life policies, depending upon the issue year and product, to a pool of thirteen non-affiliated reinsurers. Beginning in 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $350 thousand per life for individual coverage. The remaining amounts are ceded to ALIC.

     Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of the reinsurance agreements.

     The Company has a reinsurance treaty through which it cedes guaranteed minimum accumulation benefits ("GMAB's") to ALIC. The terms of this reinsurance treaty meet the definition of a derivative under Statement of Financial
Accounting Standard ("SFAS") No. 133 "Accounting for Derivative Instruments and
Hedging Activities". Accordingly, the treaty is recorded in the Statement of Financial Position at fair value.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life, immediate annuities with life contingencies and accident and health insurance, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses.
These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life and certain

                                       8



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

fixed annuity contracts. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds is outlined in Note 6.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified dates and are ceded to ALIC. Deposits to the separate accounts are not included in cash flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

LIABILITIES FOR VARIABLE CONTRACT GUARANTEES

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), or at specified dates during the accumulation period (accumulation benefits).
Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income and accumulation benefits are included in contractholder funds in the Statements of Financial Position. Detailed information regarding the Company's variable contracts with guarantees is outlined in Note 6.

     Pursuant to the adoption of SOP 03-1 in 2004, the liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age.
The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.


     Guarantees related to accumulation benefits are considered to be derivative financial instruments; therefore, the liability for accumulation benefits is established based on its fair value.

                                       9



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

ADOPTED ACCOUNTING STANDARDS

EMERGING ISSUES TASK FORCE ISSUE NO. 03-1, "THE MEANING OF OTHER-THAN-TEMPORARY
   IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("EITF 03-1") AND FSP
   EITF 03-1-1, "EFFECTIVE DATE OF PARAGRAPHS 10-20 OF EITF ISSUE NO. 03-1, THE
   MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN
   INVESTMENTS" ("FSP EITF 03-1-1")

     In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF 03-1, which was to be effective for fiscal periods beginning after June 15, 2004. EITF 03-1 requires that when the fair value of an investment security is less than its carrying value an impairment exists for which a determination must be made as to whether the impairment is temporary or other-than-temporary. In September 2004, the Financial Accounting Standards
Board ("FASB") issued, and the Company adopted, FSP EITF Issue 03-1-1, which deferred the effective date of the impairment measurement and recognition provisions contained in paragraphs 10-20 of EITF 03-1 until proposed FSP EITF
03-1-a is issued as final guidance (See Pending Accounting Standard). The disclosure requirements of EITF 03-1 were previously adopted by the Company as of December 31, 2003 for investments accounted for under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". For all other investments within the scope of EITF 03-1, the disclosures are effective and have been adopted by the Company as of December 31, 2004.

SOP 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN
   NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP
   03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company require:
     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts, all of which are ceded to ALIC;
     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for deferred policy acquisition costs ("DAC"), all of which are ceded to ALIC.
     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $26.9 million, after-tax ($41.4 million, pre-tax) that was ceded to ALIC under the terms of the reinsurance agreements.
It was comprised of an increase in contractholder funds of $30 million, pre-tax, and reserves for life-contingent contract benefits of $11.4 million, pre-tax.

   AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL
PRACTICE AID ("TPA") RE. SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1 that will be included in the AICPA's TPAs.
The TPA addresses a number of issues related to SOP 03-1 including when it is necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPA was not material to the Company's
Statements of Operations and Comprehensive Income or Financial Position.

PENDING ACCOUNTING STANDARD

     FSP EITF ISSUE 03-1-a, "IMPLEMENTATION GUIDANCE FOR THE APPLICATION OF
PARAGRAPH 16 OF EITF ISSUE NO. 03-1, "THE MEANING OF OTHER-THAN-TEMPORARY
IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP EITF ISSUE
03-1-a").

      In September 2004, the FASB issued proposed FSP EITF 03-1-a to address the application of paragraph 16 of EITF Issue 03-1 to debt securities that are impaired because of increases in interest rates, and/or sector spreads.
Thereafter, in connection with its decision to defer the effective date of paragraphs 10-20 of EITF 03-1 through the issuance of FSP EITF Issue 03-1-1, the FASB requested from its constituents comments on the issues set forth in FSP
EITF 03-1-a and the issues that arose during the

                                       10



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

comment letter process for FSP EITF 03-1-b, "EFFECTIVE DATE OF PARAGRAPH 16 OF
EITF ISSUE NO. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS
APPLICATION TO CERTAIN INVESTMENTS". Due to the uncertainty as to how the outstanding issues will be resolved, the Company is unable to determine the impact of adopting paragraphs 10-20 of EITF 03-1 until final implementation guidance is issued. Adoption of paragraphs 10-20 of EITF 03-1 may have a material impact on the Company's Statements of Operations and Comprehensive
Income but is not expected to have a material impact on the Company's Statements of Financial Position as fluctuations in fair value are already recorded in accumulated other comprehensive income.

3.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services provided by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on its behalf. The Company is charged for the cost of these operating expenses based on the level of services provided.
Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $161.4 million, $112.6 million and $67.4 million in 2004, 2003 and 2002, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER/DEALER SERVICES

     The Company receives underwriting and distribution services from Allstate
Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company recorded commission expense for these services of $41.7 million, $35.9 million and $33.0 million for the years ended December
31, 2004, 2003 and 2002, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     During 2003, the Company entered into a service agreement with Allstate
Distributors, LLC ("ADLLC"), a broker/dealer affiliate of the Company, whereby
ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $447 thousand and $138 thousand for the years ended December 31, 2004 and 2003, respectively that was ceded to ALIC under the terms of the reinsurance agreements.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC under the reinsurance agreements:

                                                                                YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------------
(IN THOUSANDS)                                                          2004             2003             2002
                                                                    -------------    -------------   --------------
Premiums and contract charges                                       $     405,748    $     546,741   $      484,684
Interest credited to contractholder funds, contract benefits and
     certain expenses                                                   1,354,508        1,272,290        1,012,038

STRUCTURED SETTLEMENT OBLIGATIONS

     The Company received premiums of $301 thousand, $3.2 million and $19.1 million from AIC in 2004, 2003 and 2002, respectively, to assume certain structured settlement obligations at prices determined based upon interest rates in effect at the time of purchase. The Company subsequently ceded these premiums to ALIC under the terms of its reinsurance agreements.

                                       11



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

CAPITAL CONTRIBUTION

     During the fourth quarter of 2004, ALIC made a cash capital contribution of $49.7 million. This transaction was reflected in additional capital paid-in on the Statements of Financial Position.

     During the third quarter of 2003, ALIC authorized the forgiveness of $3.6 million of intercompany debt that the Company owed to ALIC. This transaction was recognized as a non-cash capital contribution and reflected in additional capital paid-in on the Statements of Financial Position.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement during the three years ended December 31, 2004.

4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                               GROSS UNREALIZED
                                            AMORTIZED     ---------------------------       FAIR
(IN THOUSANDS)                                COST           GAINS          LOSSES          VALUE
                                           ------------   ------------   ------------    ------------
AT DECEMBER 31, 2004
U.S. government and agencies               $     81,655   $      4,793   $       (291)   $     86,157
Corporate                                        81,711          2,871           (725)         83,857
Municipal                                           502             62              -             564
Mortgage-backed securities                       28,942            587            (27)         29,502
Commercial mortgage-backed securities            26,391            398           (262)         26,527
Asset-backed securities                          15,170          1,049            (27)         16,192
                                           ------------   ------------   ------------    ------------
     Total fixed income securities         $    234,371   $      9,760   $     (1,332)   $    242,799
                                           ============   ============   ============    ============

AT DECEMBER 31, 2003
U.S. government and agencies               $     65,632   $      5,448   $       (376)   $     70,704
Corporate                                        77,283          4,985           (892)         81,376
Municipal                                           503             68              -             571
Mortgage-backed securities                       20,411            903            (90)         21,224
Commercial mortgage-backed securities            19,910            112           (222)         19,800
Asset-backed securities                          14,203          1,240              -          15,443
                                           ------------   ------------   ------------    ------------
     Total fixed income securities         $    197,942   $     12,756   $     (1,580)   $    209,118
                                           ============   ============   ============    ============

                                       12



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2004:

                                                                               AMORTIZED              FAIR
(IN THOUSANDS)                                                                   COST                 VALUE
                                                                           -----------------    ------------------
Due in one year or less                                                    $          18,976    $           19,380
Due after one year through five years                                                 58,723                61,612
Due after five years through ten years                                                74,157                75,149
Due after ten years                                                                   38,403                40,964
                                                                           -----------------    ------------------
                                                                                     190,259               197,105
Mortgage and asset-backed securities                                                  44,112                45,694
                                                                           -----------------    ------------------
     Total                                                                 $         234,371    $          242,799
                                                                           =================    ==================

Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

(IN THOUSANDS)                                                          2004            2003            2002
                                                                    -------------   -------------   -------------
Fixed income securities                                             $      11,297   $      11,324   $      11,665
Short-term investments                                                        185             384             273
                                                                    -------------   -------------   -------------
     Investment income, before expense                                     11,482          11,708          11,938
     Investment expense                                                       248             274             317
                                                                    -------------   -------------   -------------
     Net investment income                                          $      11,234   $      11,434   $      11,621
                                                                    =============   =============   =============

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended
December 31 are as follows:

(IN THOUSANDS)                                                          2004             2003              2002
                                                                    -----------       -----------      ------------
Fixed income securities                                             $         5       $        73      $     (4,084)
Income tax (expense) benefit                                                 (2)              (26)            1,429
                                                                    -----------       -----------      ------------
Realized capital gains and losses, after-tax                        $         3       $        47      $     (2,655)
                                                                    ===========       ===========      ============

     Realized capital gains and losses by transaction type for the years ended
December 31 are as follows:

(IN THOUSANDS)                                                          2004             2003              2002
                                                                    -----------       -----------      ------------
Investment write-downss                                             $         -       $         -      $     (4,323)
Dispositions                                                                  5                73               239
                                                                    -----------       -----------      ------------
Realized capital gains and losses                                   $         3       $        73      $     (4,084)
Income tax (expense) benefit                                                 (2)              (26)            1,429
                                                                    -----------       -----------      ------------
Realized capital gains and losses, after-tax                        $         3       $        47      $     (2,655)
                                                                    ===========       ===========      ============

     Excluding the effects of calls and prepayments, gross gains of $5 thousand, $289 thousand and $471 thousand and gross losses of $0 thousand, $216 thousand and $232 thousand were realized on dispositions of fixed income securities during 2004, 2003 and 2002, respectively.

                                       13



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in accumulated other comprehensive income at December 31, 2004 are as follows:

                                                               GROSS UNREALIZED
                                                  FAIR      -----------------------    UNREALIZED
(IN THOUSANDS)                                   VALUE        GAINS        LOSSES      NET GAINS
                                              -----------   ----------   ----------   -------------
Fixed income securities                       $   242,799   $    9,760   $   (1,332)  $       8,428
Deferred income taxes                                                                        (2,949)
                                                                                      -------------
Unrealized net capital gains and losses                                               $       5,479
                                                                                      =============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     Change in unrealized net capital gains and losses for the years ended
December 31 is as follows:

(IN THOUSANDS)                                                          2004              2003             2002
                                                                    -------------     ------------     -------------
Fixed income securities                                             $      (2,748)    $     (5,473)    $       9,064
Deferred income taxes                                                         962            1,916            (3,172)
                                                                    -------------     ------------     -------------
(Decrease) increase in unrealized net capital gains and losses      $      (1,786)    $     (3,557)    $       5,892
                                                                    =============     ============     =============

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                   LESS THAN 12 MONTHS                    12 MONTHS OR MORE
                                          ------------------------------------  -------------------------------------    TOTAL
($ IN THOUSAND)                            NUMBER        FAIR      UNREALIZED     NUMBER       FAIR      UNREALIZED    UNREALIZED
            AT DECEMBER 31, 2004          OF ISSUES     VALUE        LOSSES     OF ISSUES     VALUE        LOSSES        LOSSES
                                          ---------   ----------  ------------  ----------  ----------  -------------  -----------
Fixed income securities
  U.S. government and agencies                    5   $   17,511  $       (171)          1  $    4,034  $       (120)  $      (291)
  Municipal                                       -            -             -           -           -             -             -
  Corporate                                       6       15,344           (77)          8      11,567          (648)         (725)
  Foreign government                              -            -             -           -           -             -             -
  Commercial mortgage-backed securities           1        2,925           (89)          1       2,898          (173)         (262)
  Mortgage-backed securities                      4        3,693           (27)          -           -             -           (27)
  Asset-backed securities                         1          984           (27)          -           -             -           (27)
  Redeemable preferred stock                      -            -             -           -           -             -             -
                                          ---------   ----------  ------------  ----------  ----------  -------------  -----------
    Total fixed income securities                17       40,457          (391)         10      18,499          (941)       (1,332)

Investment grade fixed income securities         17       40,457          (391)         10      18,499          (941)       (1,332)
Below investment grade fixed income
   securities                                     -            -             -           -           -             -             -
                                          ---------   ----------  ------------  ----------  ----------  -------------  -----------
  Total fixed income securities                  17   $   40,457  $       (391)         10  $   18,499  $       (941)  $    (1,332)
                                          =========   ==========  ============  ==========  ==========  =============  ===========

     At December 31, 2004, the Company had unrealized losses of $1.3 million which related to 27 holdings of fixed income securities with a fair value of $59.0 million. All unrealized losses related to securities with

                                       14



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities did not pose a high risk of being other than temporarily impaired. Unrealized losses totaling $391 thousand were in an unrealized loss position for a period less than twelve months and $941 thousand were in an unrealized loss position for a period of twelve months or more.
Additionally, all unrealized losses were investment grade. Investment grade is defined as a security having a rating from the National Association of Insurance
Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's; a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion;
or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities were principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired.

     At December 31, 2003, the Company had unrealized losses of $1.6 million which related to 22 holdings of fixed income securities with a fair value of $44.1 million, all of which were investment grade and which have been in an unrealized loss position for a period less than 12 months.

     As of December 31, 2004 and 2003, the Company had the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

SECURITIES ON DEPOSIT

     At December 31, 2004, fixed income securities and short-term investments with a carrying value of $10.0 million were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions.
Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets
(including reinsurance recoverables, net) and liabilities (including reserve for life-contingent contract benefits and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                                                         DECEMBER 31, 2004                  DECEMBER 31, 2003
                                                  ------------------------------     ------------------------------

                                                    CARRYING            FAIR            CARRYING           FAIR
(IN THOUSANDS)                                       VALUE             VALUE             VALUE            VALUE
                                                  ------------     -------------     -------------    -------------
Fixed income securities                           $    242,799           242,799     $     209,118    $     209,118
Short-term investments                                  30,408            30,408             1,107            1,107
Separate accounts                                    2,368,312         2,368,312         1,911,619        1,911,619

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

                                                            DECEMBER 31, 2004                  DECEMBER 31, 2003
                                                     -------------------------------    -------------------------------
                                                       CARRYING            FAIR           CARRYING            FAIR
(IN THOUSANDS)                                           VALUE             VALUE            VALUE             VALUE
                                                     -------------     -------------    -------------    --------------
Contractholder funds on investment contracts         $  13,778,428     $  13,132,656    $  11,646,022    $   11,201,101
Separate accounts                                        2,368,312         2,368,312        1,911,619         1,911,619

Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure

                                       15



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits at current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Separate accounts liabilities are carried at the fair value of the underlying assets.

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     The following table summarizes the notional amount, fair value and carrying value of the Company's embedded derivative financial instruments:

                                                                               CARRYING          CARRYING
                                            NOTIONAL            FAIR            VALUE             VALUE
(IN THOUSANDS)                               AMOUNT            VALUE            ASSETS         (LIABILITIES)
                                          ------------      ------------     ------------     ---------------
AT DECEMBER 31, 2004

Guaranteed accumulation benefits          $          -      $         77     $          -     $            77
                                          ============      ============     ============     ===============

Guaranteed accumulation benefits
   reinsurance agreement                  $          -      $        (77)    $        (77)    $             -
                                          ============      ============     ============     ===============

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.
     Fair value, which is equal to the carrying value, is based on widely accepted pricing and valuation models, which use independent third party data as inputs.
     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2004 or 2003.

6.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                                2004                2003
                                                        ----------------    ----------------
Immediate annuities                                     $        715,732    $        674,799
Traditional life                                                 712,618             642,126
Other                                                            243,379             159,389
                                                        ----------------    ----------------
   Total reserve for life-contingent contract
     benefits                                           $      1,671,729    $      1,476,314
                                                        ================    ================

                                       16



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

             PRODUCT                          MORTALITY                   INTEREST RATE               ESTIMATION METHOD
-----------------------------------   ---------------------------   --------------------------    --------------------------
Immediate annuities                   1983 group annuity            Interest rate                 Present value of
                                      mortality table               assumptions range from        expected future benefits
                                                                    3.0% - 8.8%                   based on historical
                                                                                                  experience

Traditional life                      Actual company experience     Interest rate                 Net level premium
                                      plus loading                  assumptions range from        reserve method using the
                                                                    4.0% - 8.0%                   Company's withdrawal
                                                                                                  experience rates
Other
   Variable annuity                   90% of 1994 group annuity     7%                            Projected benefit ratio
   guaranteed minimum death           reserving table                                             applied to cumulative
   benefits                                                                                       assessments

   Accident and                       Actual company experience                                   Unearned premium;
   health                             plus loading                                                additional contract
                                                                                                  reserves for traditional
                                                                                                  life

     At December 31, contractholder funds consists of the following:

(IN THOUSANDS)                                           2004                2003
                                                    ---------------    ----------------
Interest-sensitive life                             $     2,441,324    $      2,177,330
Investment contracts:
     Immediate annuities                                    407,907             356,620
     Fixed annuities                                     13,346,872          11,268,865
     Other                                                   35,386                   -
                                                    ---------------    ----------------
     Total contractholder funds                     $    16,231,489    $     13,802,815
                                                    ===============    ================

                                       17



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The following table highlights the key contract provisions relating to contractholder funds:

                  PRODUCT                             INTEREST RATE               WITHDRAWAL/SURRENDER CHARGES
--------------------------------------------   ----------------------------    -----------------------------------
Interest-sensitive life                        Interest rates credited         Either a percentage of account
                                               range from 3.7% - 6.0%          balance or dollar amount grading
                                                                               off generally over 20 years

Immediate and fixed annuities                  Interest rates credited         Either a declining or a level
                                               range from 3.7% to 8.8%         percentage charge generally over
                                               for immediate annuities         nine years or less. Additionally,
                                               and 0% - 12.0% for fixed        approximately 47.8% of fixed
                                               annuities                       annuities are subject to market
                                                                               value adjustment for
                                                                               discretionary withdrawals.
Other:

Variable guaranteed minimum income and         Interest rates used in          Withdrawal and surrender charges
  secondary guarantees on                      establishing reserves are       based on the terms of the
  interest-sensitive life and fixed            range from 1.75% to 10.3%       related interest-sensitive life
  annuities                                                                    or fixed annuity contract

     Contractholder funds activity for the years ended December 31 is as follows:

(IN THOUSANDS)                                          2004                2003
                                                  ----------------    ----------------
Contractholder funds, beginning balance           $     13,802,815    $     11,658,966
Impact of adoption of SOP 03-1(1)                          135,665                   -
Deposits                                                 2,992,683           2,678,157
Interest credited to contractholder funds                  747,512             654,439
Benefits and withdrawals                                (1,182,746)         (1,022,329)
Transfers to from separate accounts                        (76,316)            (64,084)
Contract charges                                          (168,083)           (135,376)
Other adjustments                                          (20,041)             33,042
                                                  ----------------    ----------------
Contractholder funds, ending balance              $     16,231,489    $     13,802,815
                                                  ================    ================

(1) The increase in contractholder funds due to the adoption of SOP 03-1 reflects the establishment of reserves for certain liabilities that are primarily related to income benefit guarantees provided under variable annuity contracts and secondary guarantees on interest-sensitive life and certain fixed annuity contracts. These reserves were ceded to ALIC under the terms of the reinsurance agreements.

                                       18



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                       DECEMBER 31,
       ($ IN MILLIONS)                                                                    2004
                                                                                     ----------------
       IN THE EVENT OF DEATH
          Separate account value                                                     $       1,824.6
          Net amount at risk (1)                                                     $         176.7
          Average attained age of contractholders                                        59.90 years

       AT ANNUITIZATION
          Separate account value                                                     $         391.2
          Net amount at risk (2)                                                     $           0.6
          Weighted average waiting period until annuitization options available           4.06 years

       ACCUMULATION AT SPECIFIED DATES
          Separate account value                                                     $          95.4
          Net amount at risk (3)                                                     $             -
          Weighted average waiting period until guarantee date                           13.37 years

   (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
   (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
   (3) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   As of December 31, 2004, reserves for variable annuity contracts and secondary guarantee liabilities related to death benefits, income benefits and accumulation benefits were $19 million, $25 million and $(77) thousand, respectively.

7.   REINSURANCE

     The Company has entered into reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The
Company cedes a portion of the mortality risk on certain life policies with a pool of thirteen non-affiliated reinsurers. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. At December 31, 2004, 95.3% of the total reinsurance recoverables were related to ALIC and 4.7% were related to non-affiliated reinsurers. Approximately 99% of the non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P.

                                       19



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN THOUSANDS)                                                       2004              2003              2002
                                                                -------------     -------------     -------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                          $     742,557     $     870,257     $     689,970
Assumed                                                                 3,785                 2                 2
Ceded:
   Affiliate                                                         (405,748)         (546,741)         (484,684)

   Non-affiliate                                                     (340,594)         (323,518)         (205,288)
                                                                -------------     -------------     -------------
Premiums and contract charges, net of reinsurance               $           -     $           -     $           -
                                                                =============     =============     =============

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and certain expenses for the years ended December 31 are as follows:

(IN THOUSANDS)                                                    2004                2003                2002
                                                             ----------------     --------------     ---------------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS, CONTRACT
   BENEFITS AND CERTAIN EXPENSES
Direct                                                       $      1,735,510     $    1,602,127     $     1,343,929
Assumed                                                                 4,972                202                   -
Ceded:
   Affiliate                                                       (1,354,508)        (1,272,290)         (1,012,038)
   Non-affiliate                                                     (385,974)          (330,039)           (331,891)
                                                             ----------------     --------------     ---------------
Interest credited to contractholder funds, contract
   benefits and certain expenses, net of reinsurance         $              -     $            -     $             -
                                                             ================     ==============     ===============

8.   COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $681 thousand, $879 thousand and $1.1 million in 2004, 2003 and 2002, respectively, and was ceded to ALIC under the terms of the reinsurance agreements.

     Minimum rental commitments under operating leases with an initial or remaining term of more than one year as of December 31, 2004 are as follows:

                                           OPERATING
(IN THOUSANDS)                              LEASES
                                         -------------
2005                                     $          83
2006                                                57
2007                                                42
2008                                                 4
2009                                                 -
Thereafter                                           -
                                         -------------
                                         $         186
                                         =============

GUARANTEES

     The Company has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. The Company has issued a repayment guarantee on the outstanding commercial paper balance that is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2004, the amount due under the commercial paper program is $301 million and the cash surrender value of the policies is $305

                                       20



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

million. The repayment guarantee expires April 30, 2006. These contracts are ceded to ALIC under the terms of its reinsurance agreements.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur.
Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees, ceded to ALIC, was not material as of December 31, 2004.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

     Regulatory bodies have contacted ALIC and some of its subsidiaries, including the Company, and have requested information relating to variable insurance products, including such areas as market timing and late trading and sales practices. The Company believes that these inquiries are similar to those made to many financial services companies as part of an industry-wide investigation by various regulatory agencies into the practices, policies and procedures relating to variable insurance products sales and subaccount trading practices. ALIC and its subsidiaries, including the Company, have responded and will continue to respond to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

                                       21



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

LEGAL PROCEEDINGS

BACKGROUND

     The Company and certain of its affiliates are named as defendants in a number of lawsuits and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter, novel legal issues, variations between jurisdictions in which matters are being litigated, differences in applicable laws and judicial interpretations, the length of time before many of these matters might be resolved by settlement or through litigation and, in some cases, the timing of their resolutions relative to other similar cases brought against other companies, the fact that some of these matters are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined, the fact that some of these matters involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear, and the current challenging legal environment faced by large corporations and insurance companies.

     - In these matters, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages or are not specified. Often more specific information beyond the type of relief sought is not available because plaintiffs have not requested more specific relief in their court pleadings. In our experience, monetary demands in plaintiffs' court pleadings bear little relation to the ultimate loss, if any, to the Company.

     - For the reasons specified above, it is not possible to make meaningful estimates of the amount or range of loss that could result from these matters at this time. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - In the opinion of the Company's management, while some of these matters may be material to the operating results ceded to ALIC for any particular period if an unfavorable outcome results, none will have a material adverse effect on the financial condition of the Company.


PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided below.

                                       22



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     AIC is defending various lawsuits involving worker classification issues. A putative nationwide class action filed by former employee agents includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice in late March 2004 by the trial court but is the subject of further proceedings on appeal. AIC has been vigorously defending this and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws, a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act, breach of contract and ERISA violations, and a lawsuit filed in October 2004 by the EEOC alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization. AIC is also defending another action, in which a class was certified in June 2004, filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted claims under ERISA and for constructive discharge, and are seeking the benefits provided in connection with the reorganization. In late March 2004, in the first EEOC lawsuit and class action lawsuit, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also "concluded that, on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order. The case otherwise remains pending. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA. This matter was dismissed with prejudice in late March 2004 by the trial court but is the subject of further proceedings on appeal. In these matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.
In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation.
AIC is cooperating with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization.
The outcome of these disputes is currently uncertain.

OTHER MATTERS

    The Corporation and some of its agents and subsidiaries, including the Company, have received interrogatories and demands to produce information from several regulatory and enforcement authorities. These authorities are seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, are seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. Published press reports have indicated that numerous demands of this nature have been sent to insurance companies as part of industry-wide investigations. The Corporation has cooperated and intends to continue to cooperate with these and any similar requests for information.

    Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits, some of which involve claims for substantial or indeterminate amounts.
This litigation is based on a variety of issues and targets a range of the Company's practices. The outcome of these disputes is currently unpredictable.
However, at this time, based on their present status and the existence of its reinsurance agreements with ALIC, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                                       23



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9.   INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the
"Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the
Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The
Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax liabilities at December 31 are as follows:

                                                        2004            2003
(IN THOUSANDS)                                      -----------     -----------
Unrealized net capital gains                        $    (2,949)    $    (3,911)
Difference in tax bases of investments                     (306)           (248)
Other liabilities                                            (2)            (13)
                                                    -----------     -----------
         Net deferred liabilities                   $    (3,257)    $    (4,172)
                                                    ===========     ===========

     The components of income tax expense for the years ended December 31 are as follows:

                                                   2004            2003            2002
(IN THOUSANDS)                                 -------------   -------------   ------------
Current                                        $       3,877   $       2,999   $      4,204
Deferred                                                  48           1,093         (1,575)
                                               -------------   -------------   ------------
     Total income tax expense                  $       3,925   $       4,092   $      2,629
                                               =============   =============   ============

     The Company paid income taxes of $2.5 million, $4.3 million and $8.0 million in 2004, 2003 and 2002, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                    2004            2003            2002
                                                 ----------      ----------      ----------
Statutory federal income tax rate                      35.0%           35.0%           35.0%
Adjustment for prior year liabilities                     -             0.7               -
Tax exempt income                                      (0.1)           (0.1)           (0.1)
                                                 ----------      ----------      ----------
Effective income tax rate                              34.9%           35.6%           34.9%
                                                 ==========      ==========      ==========

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. Pursuant to the American Jobs Creation Act of 2004 ("the 2004
Act"), the Company can reduce the policyholder surplus account in 2005 and 2006 without incurring any tax liability. The balance in this account at December 31, 2004 was $340 thousand, which prior to the 2004 Act would have resulted in federal income taxes payable of $119 thousand if such amounts had been distributed or deemed distributed from the policyholder surplus account. No provision for taxes has ever been made for this item as the Company had no intention of distributing such amounts. The Company expects to utilize this provision, thereby eliminating this potential tax liability.


                                       24



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10.  STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. The
State of Nebraska requires insurance companies to prepare statutory-basis financial statements in conformity with the National Association of Insurance
Commissioners ("NAIC") Accounting Practices and Procedures Manual
("Codification"), subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.


     Statutory net income for 2004, 2003, and 2002 was $7.4 million, $8.4 million and $3.0 million, respectively. Statutory capital and surplus as of December 31, 2004 and 2003 was $255.5 million and $202.1 million, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors.
The amount of dividends that can be paid to the shareholder without approval by the state insurance regulator is limited by specific surplus and net income criteria as provided in the dividend restriction provision of the Nebraska
Insurance Holding Company System laws. The maximum amount of dividends that the Company can distribute during 2005 without prior approval of the Nebraska
Department of Insurance is $25.3 million. In the twelve-month period beginning
January 1, 2004 the Company did not pay any dividends.

                                       25



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

11.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the years ended December 31 are as follows:


(IN THOUSANDS)


                                                                                   2004
                                                                  -------------------------------------
                                                                                               After-
                                                                    Pretax        Tax           tax
                                                                  ----------   ----------    ----------
UNREALIZED CAPITAL GAINS AND LOSSES:
   Unrealized holding (losses) gains arising during the period    $   (2,743)  $      960    $   (1,783)
   Less: reclassification adjustments                                      5           (2)            3
                                                                  ----------   ----------    ----------
   Unrealized net capital gains and losses                            (2,748)         962        (1,786)
                                                                  ----------   ----------    ----------
   Other comprehensive (loss) income                              $   (2,748)  $      962    $   (1,786)
                                                                  ==========   ==========    ==========

                                                                                  2003
                                                                 --------------------------------------
                                                                                              After-
                                                                   Pretax         Tax          tax
                                                                 -----------   ----------   -----------
UNREALIZED CAPITAL GAINS AND LOSSES:
   Unrealized holding (losses) gains arising during the period   $    (5,349)  $    1,873   $    (3,476)
   Less: reclassification adjustments                                    124          (43)           81
                                                                 -----------   ----------   -----------
   Unrealized net capital gains and losses                            (5,473)       1,916        (3,557)
                                                                 -----------   ----------   -----------
   Other comprehensive (loss) income                             $    (5,473)  $    1,916   $    (3,557)
                                                                 ===========   ==========   ===========

                                                                                   2002
                                                                  -------------------------------------
                                                                                               After-
                                                                    Pretax        Tax           tax
                                                                  ----------   ----------    ----------
UNREALIZED CAPITAL GAINS AND LOSSES:
   Unrealized holding gains arising during the period             $    4,980   $   (1,743)   $    3,237
   Less: reclassification adjustments                                 (4,084)       1,429        (2,655)
                                                                  ----------   ----------    ----------
   Unrealized net capital gains and losses                             9,064       (3,172)        5,892
                                                                  ----------   ----------    ----------
   Other comprehensive income                                     $    9,064   $   (3,172)   $    5,892
                                                                  ==========   ==========    ==========

                                       26





                              --------------------------------------------------
                              LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004
                              AND FOR THE PERIODS ENDED DECEMBER 31, 2004
                              AND 2003, AND REPORT OF INDEPENDENT
                              REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2004, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2004, the results of operations for the period then ended and the changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 24, 2005

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable     AIM Variable     AIM Variable     AIM Variable
                               AIM Variable     AIM Variable       Insurance        Insurance        Insurance        Insurance
                                 Insurance        Insurance          Funds            Funds            Funds            Funds
                                   Funds            Funds          Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                    AIM V. I.
                                                                                     Capital      AIM V. I. Dent      AIM V. I.
                                 AIM V. I.     AIM V. I. Dent      AIM V. I.      Appreciation     Demographics        Mid Cap
                                Basic Value     Demographics    Basic Value II         II               II         Core Equity II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    26,417,973  $     1,409,794  $     6,339,906  $     1,187,743  $       319,212  $     5,402,715
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    26,417,973  $     1,409,794  $     6,339,906  $     1,187,743  $       319,212  $     5,402,715
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    26,417,973  $     1,409,794  $     6,339,906  $     1,187,743  $       319,212  $     5,402,715
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    26,417,973  $     1,409,794  $     6,339,906  $     1,187,743  $       319,212  $     5,402,715
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,231,248          249,963          539,108           52,789           57,002          414,319
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    24,253,324  $     1,172,775  $     5,846,629  $     1,124,411  $       298,535  $     5,269,363
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.76  $          9.24  $         10.65  $         10.21  $         10.21  $         10.89
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.82  $          9.47  $         10.75  $         10.30  $         10.30  $         10.99
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable
                                 Insurance
                                   Funds          The Alger        The Alger        The Alger        The Alger        The Alger
                                 Series II      American Fund    American Fund    American Fund    American Fund    American Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 AIM V. I.                           Alger            Alger            Alger            Alger
                                  Premier           Alger          Income &         Leveraged         MidCap            Small
                                 Equity II         Growth           Growth           AllCap           Growth       Capitalization
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       760,835  $    22,746,174  $    24,441,319  $    18,677,346  $    35,746,469  $    14,870,879
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $       760,835  $    22,746,174  $    24,441,319  $    18,677,346  $    35,746,469  $    14,870,879
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       760,835  $    22,746,174  $    24,441,319  $    18,677,346  $    35,746,469  $    14,870,879
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $       760,835  $    22,746,174  $    24,441,319  $    18,677,346  $    35,746,469  $    14,870,879
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       35,922          647,670        2,431,972          614,589        1,718,580          734,002
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       723,097  $    26,969,588  $    26,209,987  $    20,002,560  $    31,798,386  $    12,475,270
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.19  $          6.40  $          7.14  $          5.79  $          9.66  $          5.79
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.28  $         12.06  $         13.42  $         14.51  $         17.73  $          9.45
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 The Alger        The Alger        The Alger        Federated        Federated        Federated
                               American Fund    American Fund    American Fund      Insurance        Insurance        Insurance
                               (Series - S)     (Series - S)     (Series - S)        Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                    Alger            Alger                           Federated
                                   Alger          Leveraged         MidCap          Federated      Fund for U.S.      Federated
                                  Growth           AllCap           Growth           Capital        Government       High Income
                               (Series - S)     (Series - S)     (Series - S)    Income Fund II    Securities II    Bond Fund II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     9,296,191  $       888,708  $     4,401,257  $     9,162,564  $    44,722,928  $    32,896,084
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     9,296,191  $       888,708  $     4,401,257  $     9,162,564  $    44,722,928  $    32,896,084
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     9,296,191  $       888,708  $     4,401,257  $     9,162,564  $    44,722,928  $    32,896,084
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     9,296,191  $       888,708  $     4,401,257  $     9,162,564  $    44,722,928  $    32,896,084
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      266,214           29,457          212,930        1,032,984        3,855,425        4,011,718
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     8,680,122  $       820,470  $     3,935,863  $    10,541,914  $    44,404,817  $    30,568,070
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.00  $         10.13  $         10.53  $          7.40  $         12.22  $         11.50
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         12.83  $         10.22  $         10.63  $         13.31  $         15.83  $         17.16
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity         Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Fund    Products Fund    Products Fund    Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 VIP Asset
                                  Manager                             VIP                                               VIP
                                  Growth       VIP Contrafund    Equity-Income     VIP Growth      VIP Index 500    Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    19,256,372  $    82,371,369  $    78,275,907  $    50,936,842  $    76,112,320  $    48,867,402
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    19,256,372  $    82,371,369  $    78,275,907  $    50,936,842  $    76,112,320  $    48,867,402
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    19,256,372  $    82,371,369  $    78,275,907  $    50,936,842  $    76,112,320  $    48,867,402
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    19,256,372  $    82,371,369  $    78,275,907  $    50,936,842  $    76,112,320  $    48,867,402
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    1,296,725        3,094,341        3,085,373        1,591,279          552,540       48,867,402
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    19,289,962  $    68,720,470  $    68,382,067  $    57,486,711  $    70,852,534  $    48,867,402
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $          9.72  $         10.30  $         11.79  $          6.17  $          8.17  $         10.31
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         17.10  $         22.01  $         26.10  $         21.87  $         11.72  $         13.42
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                               Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                               Fidelity        Variable          Variable          Variable          Variable          Variable
                               Variable        Insurance         Insurance         Insurance         Insurance         Insurance
                               Insurance     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                             Products Fund (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                              Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                             ------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                VIP Asset                             VIP
                                             Manager Growth    VIP Contrafund     Equity-Income      VIP Growth      VIP Index 500
                                                (Service          (Service          (Service          (Service         (Service
                             VIP Overseas       Class 2)          Class 2)          Class 2)          Class 2)         Class 2)
                             ------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value    $  19,548,618 $       2,756,053 $       5,789,516 $      19,558,348 $      15,220,669 $      12,330,654
                             ------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets             $  19,548,618 $       2,756,053 $       5,789,516 $      19,558,348 $      15,220,669 $      12,330,654
                             ============= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units           $  19,548,618 $       2,756,053 $       5,789,516 $      19,558,348 $      15,220,669 $      12,330,654
                             ------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets         $  19,548,618 $       2,756,053 $       5,789,516 $      19,558,348 $      15,220,669 $      12,330,654
                             ============= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                 1,115,789           188,255           219,716           779,528           481,058            90,196
                             ============= ================= ================= ================= ================= =================
Cost of investments          $  17,197,833 $       2,655,805 $       5,371,063 $      17,230,501 $      14,484,536 $      11,536,936
                             ============= ================= ================= ================= ================= =================
ACCUMULATION UNIT FAIR VALUE
    Lowest                   $        8.04 $           10.11 $           11.29 $           10.73 $            9.72 $           10.57
                             ============= ================= ================= ================= ================= =================
    Highest                  $       15.55 $           10.22 $           11.39 $           11.08 $           12.68 $           10.67
                             ============= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Fidelity           Fidelity           Fidelity
                                  Variable           Variable           Variable       Goldman Sachs  Goldman Sachs
                                  Insurance          Insurance          Insurance        Variable       Variable      J.P. Morgan
                                Products Fund      Products Fund      Products Fund      Insurance      Insurance       Series
                              (Service Class 2)  (Service Class 2)  (Service Class 2)      Trust          Trust        Trust II
                                 Sub-Account        Sub-Account        Sub-Account      Sub-Account    Sub-Account    Sub-Account
                              -----------------  -----------------  -----------------  -------------  -------------- -------------
                                VIP Investment        VIP Money
                                  Grade Bond           Market          VIP Overseas      VIT CORE          VIT
                                   (Service           (Service           (Service        Small Cap    International
                                   Class 2)           Class 2)           Class 2)         Equity          Equity     Small Company
                              -----------------  -----------------  -----------------  -------------  -------------  -------------
ASSETS
Investments at fair value     $      32,485,056  $      15,140,320  $       7,703,442  $   5,828,376  $   4,203,717  $   5,923,321
                              -----------------  -----------------  -----------------  -------------  -------------  -------------
    Total assets              $      32,485,056  $      15,140,320  $       7,703,442  $   5,828,376  $   4,203,717  $   5,923,321
                              =================  =================  =================  =============  =============  =============

NET ASSETS
Accumulation units            $      32,485,056  $      15,140,320  $       7,703,442  $   5,828,376  $   4,203,717  $   5,923,321
                              -----------------  -----------------  -----------------  -------------  -------------  -------------
    Total net assets          $      32,485,056  $      15,140,320  $       7,703,442  $   5,828,376  $   4,203,717  $   5,923,321
                              =================  =================  =================  =============  =============  =============
FUND SHARE INFORMATION
Number of shares                      2,483,567         15,140,320            442,981        404,748        395,458        331,282
                              =================  =================  =================  =============  =============  =============
Cost of investments           $      32,243,970  $      15,140,320  $       6,754,508  $   4,811,473  $   3,983,974  $   4,497,973
                              =================  =================  =================  =============  =============  =============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $           10.13  $            9.86  $           10.82  $       17.28  $        9.61  $       14.28
                              =================  =================  =================  =============  =============  =============
    Highest                   $           11.73  $            9.97  $           12.17  $       17.46  $        9.71  $       14.43
                              =================  =================  =================  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                   Janus            Janus            Janus            Janus            Janus            Janus
                               Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Capital         Flexible                                           Worldwide
                                 Balanced       Appreciation        Income           Growth       Mid Cap Growth       Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    71,733,373  $     5,759,487  $    27,293,625  $    42,700,312  $    33,097,403  $    48,442,846
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    71,733,373  $     5,759,487  $    27,293,625  $    42,700,312  $    33,097,403  $    48,442,846
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    71,733,373  $     5,759,487  $    27,293,625  $    42,700,312  $    33,097,403  $    48,442,846
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    71,733,373  $     5,759,487  $    27,293,625  $    42,700,312  $    33,097,403  $    48,442,846
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,941,098          234,316        2,248,239        2,127,569        1,280,859        1,808,919
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    67,526,399  $     5,041,697  $    27,548,849  $    51,886,354  $    42,688,352  $    55,690,795
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $          9.88  $         11.34  $         12.74  $          5.90  $          4.41  $          5.72
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         27.27  $         11.39  $         19.64  $         20.59  $         22.96  $         22.66
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                   Janus            Janus            Janus           Janus            Janus            Janus
                               Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series
                                 (Service         (Service         (Service         (Service         (Service         (Service
                                  Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Capital                           Mid Cap       Risk-Managed       Worldwide
                                 Balanced       Appreciation     Foreign Stock        Value            Core            Growth
                                 (Service         (Service         (Service         (Service         (Service         (Service
                                  Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     2,823,687  $       919,575  $     9,329,250  $     3,824,891  $     1,582,403  $     2,826,652
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     2,823,687  $       919,575  $     9,329,250  $     3,824,891  $     1,582,403  $     2,826,652
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     2,823,687  $       919,575  $     9,329,250  $     3,824,891  $     1,582,403  $     2,826,652
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     2,823,687  $       919,575  $     9,329,250  $     3,824,891  $     1,582,403  $     2,826,652
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      111,874           37,703          662,118          246,608          116,439          106,185
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     2,718,694  $       835,373  $     7,755,629  $     3,529,356  $     1,564,132  $     2,538,724
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.53  $         11.39  $         11.22  $         11.20  $         11.24  $          8.67
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.62  $         11.49  $         14.02  $         11.30  $         11.34  $          9.81
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Lazard           Lazard        MFS Variable     MFS Variable     MFS Variable     MFS Variable
                                Retirement       Retirement        Insurance        Insurance        Insurance        Insurance
                               Series, Inc.     Series, Inc.         Trust            Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Emerging       International    MFS Emerging     MFS Investors       MFS New
                                  Markets          Equity           Growth            Trust          Discovery      MFS Research
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     5,879,144  $     2,212,736  $     7,161,214  $     6,740,962  $    13,851,338  $     4,715,687
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     5,879,144  $     2,212,736  $     7,161,214  $     6,740,962  $    13,851,338  $     4,715,687
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     5,879,144  $     2,212,736  $     7,161,214  $     6,740,962  $    13,851,338  $     4,715,687
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     5,879,144  $     2,212,736  $     7,161,214  $     6,740,962  $    13,851,338  $     4,715,687
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      422,656          186,257          408,745          372,841          931,496          308,215
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     4,122,281  $     1,881,708  $     8,683,098  $     6,429,157  $    12,639,170  $     5,016,500
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         16.44  $          9.40  $          4.92  $          8.28  $          7.71  $          7.09
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         18.74  $          9.49  $         10.03  $         10.00  $         16.56  $         10.41
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable
                                                  Insurance        Insurance        Insurance        Insurance        Insurance
                               MFS Variable         Trust            Trust            Trust            Trust            Trust
                                 Insurance        (Service         (Service         (Service         (Service         (Service
                                   Trust           Class)           Class)           Class)           Class)           Class)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  MFS High       MFS Investor     MFS Investors       MFS New         MFS Total
                                                   Income        Growth Stock         Trust          Discovery         Return
                                 MFS Total        (Service         (Service         (Service         (Service         (Service
                                  Return           Class)           Class)           Class)           Class)           Class)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    35,647,300  $     4,584,219  $       714,605  $       953,159  $     7,433,603  $     7,176,425
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    35,647,300  $     4,584,219  $       714,605  $       953,159  $     7,433,603  $     7,176,425
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    35,647,300  $     4,584,219  $       714,605  $       953,159  $     7,433,603  $     7,176,425
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    35,647,300  $     4,584,219  $       714,605  $       953,159  $     7,433,603  $     7,176,425
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    1,663,430          445,502           76,510           52,983          505,343          337,714
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    30,975,850  $     4,393,805  $       667,055  $       879,316  $     6,559,547  $     6,763,891
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         12.83  $         10.56  $         10.38  $         10.72  $          9.34  $         10.67
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         14.49  $         10.65  $         10.47  $         10.81  $         10.30  $         10.78
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               MFS Variable     MFS Variable      Oppenheimer      Oppenheimer       Panorama
                                 Insurance        Insurance        Variable         Variable          Series       PIMCO Advisors
                                   Trust            Trust        Account Funds    Account Funds     Fund, Inc.        Variable
                                 (Service         (Service      (Service Class   (Service Class   (Service Class      Insurance
                                  Class)           Class)           ("SC"))          ("SC"))          ("SC"))           Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                  Oppenheimer      Oppenheimer
                               MFS Utilities      MFS Value         Global         Main Street      Oppenheimer
                                 (Service         (Service        Securities        Small Cap      International      NJF Small
                                  Class)           Class)            (SC)          Growth (SC)      Growth (SC)       Cap Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     4,784,696  $     1,715,035  $     5,967,619  $    35,809,051  $     2,456,896  $     2,542,982
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     4,784,696  $     1,715,035  $     5,967,619  $    35,809,051  $     2,456,896  $     2,542,982
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     4,784,696  $     1,715,035  $     5,967,619  $    35,809,051  $     2,456,896  $     2,542,982
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     4,784,696  $     1,715,035  $     5,967,619  $    35,809,051  $     2,456,896  $     2,542,982
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      235,467          142,091          203,465        2,242,270        1,833,505          182,817
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     3,569,628  $     1,584,755  $     5,313,124  $    28,791,578  $     2,017,748  $     2,407,578
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         11.36  $         11.08  $         11.29  $         11.22  $         10.95  $         11.79
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         14.33  $         11.17  $         11.39  $         14.30  $         11.67  $         11.89
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              PIMCO Advisors   PIMCO Advisors   PIMCO Advisors   PIMCO Advisors   PIMCO Advisors
                                 Variable         Variable         Variable         Variable         Variable      PIMCO Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Trust            Trust            Trust            Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                        PEA
                                                                     OpCap             PEA          Science and
                              OpCap Balanced    OpCap Equity       Small Cap       Renaissance      Technology      Foreign Bond
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    28,646,155  $     6,630,605  $    23,928,531  $     4,189,202  $    11,122,525  $    18,967,209
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    28,646,155  $     6,630,605  $    23,928,531  $     4,189,202  $    11,122,525  $    18,967,209
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    28,646,155  $     6,630,605  $    23,928,531  $     4,189,202  $    11,122,525  $    18,967,209
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    28,646,155  $     6,630,605  $    23,928,531  $     4,189,202  $    11,122,525  $    18,967,209
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,637,768          184,183          661,923          274,702        5,979,852        1,868,690
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    26,409,452  $     5,748,390  $    19,153,006  $     3,923,555  $    10,749,824  $    18,937,298
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.74  $         11.33  $         11.64  $         11.13  $          2.70  $         10.29
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.81  $         11.45  $         20.44  $         11.23  $         10.77  $         13.06
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              PIMCO Variable   PIMCO Variable   PIMCO Variable   PIMCO Variable
                                 Insurance        Insurance        Insurance        Insurance         Putnam           Putnam
                                   Trust            Trust            Trust            Trust       Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                   StocksPLUS                            VT
                                                                                   Growth and                       International
                                                    PIMCO            PIMCO           Income                          Growth and
                               Money Market      Real Return     Total Return       Portfolio      VT High Yield       Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    31,126,910  $    12,188,397  $    97,338,544  $     8,166,204  $    10,273,770  $     6,120,127
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    31,126,910  $    12,188,397  $    97,338,544  $     8,166,204  $    10,273,770  $     6,120,127
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    31,126,910  $    12,188,397  $    97,338,544  $     8,166,204  $    10,273,770  $     6,120,127
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    31,126,910  $    12,188,397  $    97,338,544  $     8,166,204  $    10,273,770  $     6,120,127
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                   31,126,910          943,374        9,261,517          809,336        1,276,245          453,007
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    31,126,910  $    12,077,913  $    95,660,368  $     7,170,888  $     9,533,441  $     4,815,617
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $          9.67  $         10.50  $         10.18  $          9.93  $         12.87  $         12.73
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.66  $         11.26  $         13.56  $         10.03  $         13.18  $         13.33
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Salomon          Salomon
                                                                    Salomon          Salomon         Brothers         Brothers
                                                                   Brothers         Brothers         Variable         Variable
                                                                   Variable         Variable          Series           Series
                                   Rydex            Rydex           Series           Series         Funds Inc.       Funds Inc.
                              Variable Trust   Variable Trust     Funds Inc.       Funds Inc.       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                Rydex Sector                        Variable          All Cap        High Yield
                                 Rydex OTC        Rotation         Investors         All Cap        (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,473,332  $       682,277  $    15,048,996  $    12,327,301  $       845,223  $     7,114,995
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     3,473,332  $       682,277  $    15,048,996  $    12,327,301  $       845,223  $     7,114,995
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,473,332  $       682,277  $    15,048,996  $    12,327,301  $       845,223  $     7,114,995
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     3,473,332  $       682,277  $    15,048,996  $    12,327,301  $       845,223  $     7,114,995
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      241,371           61,136        1,089,717          732,460           50,162          718,686
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     2,865,162  $       615,870  $    13,847,611  $    10,489,051  $       800,743  $     7,162,541
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $          5.32  $         10.51  $         10.89  $         10.21  $         10.23  $         10.78
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $          9.15  $         13.62  $         10.95  $         14.63  $         10.32  $         10.87
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Salomon
                                 Brothers          Scudder          Scudder          Scudder
                                 Variable         Variable         Variable         Variable
                                  Series          Insurance        Insurance        Insurance         Scudder          Scudder
                                Funds Inc.          Trust            Trust            Trust          Variable         Variable
                                (Class II)        (Class B)        (Class B)        (Class B)        Series I         Series I
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Variable           EAFE          Equity 500        Small Cap
                                 Investors      Equity Index         Index            Index
                                (Class II)        (Class B)        (Class B)        (Class B)        Balanced           Bond
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,106,612  $       342,449  $     3,580,192  $     1,263,640  $    19,407,239  $    20,076,396
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     1,106,612  $       342,449  $     3,580,192  $     1,263,640  $    19,407,239  $    20,076,396
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,106,612  $       342,449  $     3,580,192  $     1,263,640  $    19,407,239  $    20,076,396
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     1,106,612  $       342,449  $     3,580,192  $     1,263,640  $    19,407,239  $    20,076,396
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       79,958           35,934          281,462           88,120        1,658,738        2,815,764
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     1,045,059  $       299,751  $     3,221,539  $     1,079,138  $    19,967,945  $    19,468,367
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.33  $         15.25  $         13.03  $         15.88  $          8.99  $         12.45
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.42  $         15.43  $         13.19  $         16.07  $         20.24  $         15.72
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Scudder          Scudder          Scudder
                                 Variable         Variable         Variable        STI Classic      STI Classic      STI Classic
                                 Series I         Series I         Series I      Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                        STI
                                  Global         Growth and                       STI Capital      International      STI Value
                                 Discovery         Income        International    Appreciation        Equity        Income Stock
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    10,063,427  $     3,942,850  $     4,038,602  $     2,276,821  $        91,746  $     5,825,708
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    10,063,427  $     3,942,850  $     4,038,602  $     2,276,821  $        91,746  $     5,825,708
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    10,063,427  $     3,942,850  $     4,038,602  $     2,276,821  $        91,746  $     5,825,708
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    10,063,427  $     3,942,850  $     4,038,602  $     2,276,821  $        91,746  $     5,825,708
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      788,052          424,419          425,116          138,661            8,295          406,823
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     7,695,559  $     3,731,589  $     3,539,035  $     2,094,646  $        67,474  $     5,341,829
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $          9.43  $          8.49  $          6.81  $          8.38  $          9.49  $         10.21
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         17.44  $          9.65  $          9.79  $          9.12  $         10.51  $         12.80
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                   Strong
                                  Strong          Variable       T. Rowe Price    T. Rowe Price    T. Rowe Price    T. Rowe Price
                                Opportunity       Insurance         Equity           Equity           Equity           Equity
                              Funds II, Inc.     Funds, Inc.     Series, Inc.     Series, Inc.     Series, Inc.    Series, Inc. - II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                   T. Rowe Price    T. Rowe Price
                                Opportunity        Mid Cap       T. Rowe Price    T. Rowe Price     New America       Blue Chip
                                  Fund II      Growth Fund II    Equity Income   Mid-Cap Growth       Growth          Growth II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    21,041,624  $     9,445,509  $    41,369,622  $    32,416,015  $     4,314,872  $     3,404,874
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    21,041,624  $     9,445,509  $    41,369,622  $    32,416,015  $     4,314,872  $     3,404,874
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    21,041,624  $     9,445,509  $    41,369,622  $    32,416,015  $     4,314,872  $     3,404,874
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    21,041,624  $     9,445,509  $    41,369,622  $    32,416,015  $     4,314,872  $     3,404,874
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      937,266          577,354        1,851,818        1,376,476          221,844          376,645
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    17,646,501  $     9,634,801  $    35,727,338  $    24,308,870  $     3,766,699  $     3,201,283
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.78  $          5.18  $         13.63  $         11.96  $          7.93  $         10.40
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         16.65  $         11.84  $         14.91  $         18.12  $          9.95  $         10.49
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                T. Rowe Price     T. Rowe Price    The Universal    The Universal    The Universal    The Universal
                                   Equity         International    Institutional    Institutional    Institutional    Institutional
                              Series, Inc. - II   Series, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                 Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
                               T. Rowe Price      T. Rowe Price                                                      Van Kampen UIF
                                  Equity          International   Van Kampen UIF     Van Kampen     Van Kampen UIF    U.S. Mid Cap
                                 Income II            Stock        Equity Growth   UIF High Yield   Mid Cap Growth        Value
                              -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $      12,863,093  $     7,284,229  $    30,428,094  $     8,802,963  $     7,160,698  $    41,777,427
                              -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $      12,863,093  $     7,284,229  $    30,428,094  $     8,802,963  $     7,160,698  $    41,777,427
                              =================  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $      12,863,093  $     7,284,229  $    30,428,094  $     8,802,963  $     7,160,698  $    41,777,427
                              -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $      12,863,093  $     7,284,229  $    30,428,094  $     8,802,963  $     7,160,698  $    41,777,427
                              =================  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        576,562          541,981        2,212,952        1,209,198          691,187        2,458,942
                              =================  ===============  ===============  ===============  ===============  ===============
Cost of investments           $      12,171,806  $     6,298,170  $    28,015,266  $     8,312,262  $     6,260,729  $    36,131,170
                              =================  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $           10.99  $          7.51  $         10.72  $         10.43  $          9.90  $         11.26
                              =================  ===============  ===============  ===============  ===============  ===============
    Highest                   $           11.11  $         10.34  $         10.78  $         11.63  $         10.00  $         14.07
                              =================  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Van Kampen
                               The Universal    The Universal         Van              Van              Van             Life
                               Institutional    Institutional    Eck Worldwide    Eck Worldwide    Eck Worldwide     Investment
                                Funds, Inc.      Funds, Inc.       Insurance        Insurance        Insurance          Trust
                                (Class II)       (Class II)          Trust            Trust            Trust         (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                 Van Kampen         Van Eck          Van Eck
                              Van Kampen UIF      UIF U.S.         Worldwide        Worldwide         Van Eck      LIT Aggressive
                               Equity Growth     Real Estate       Absolute         Emerging         Worldwide         Growth
                                (Class II)       (Class II)         Return           Markets        Hard Assets      (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,120,872  $    13,559,268  $       898,000  $       637,218  $     1,200,058  $     9,985,039
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     1,120,872  $    13,559,268  $       898,000  $       637,218  $     1,200,058  $     9,985,039
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,120,872  $    13,559,268  $       898,000  $       637,218  $     1,200,058  $     9,985,039
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     1,120,872  $    13,559,268  $       898,000  $       637,218  $     1,200,058  $     9,985,039
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       81,935          665,322           91,260           41,895           65,363        2,054,535
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     1,040,882  $    11,683,056  $       895,703  $       542,612  $     1,119,547  $     8,916,403
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.30  $         12.74  $          9.83  $         12.00  $         12.35  $         11.01
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.38  $         17.16  $          9.92  $         12.11  $         12.45  $         11.16
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
---------------------------------------------------------------

                                Van Kampen       Van Kampen
                                   Life             Life
                                Investment       Investment
                                   Trust            Trust
                                (Class II)       (Class II)
                                Sub-Account      Sub-Account
                              ---------------  ---------------
                                               LIT Growth and
                              LIT Government       Income
                                (Class II)       (Class II)
                              ---------------  ---------------
ASSETS
Investments at fair value     $     3,931,425  $    40,039,949
                              ---------------  ---------------
    Total assets              $     3,931,425  $    40,039,949
                              ===============  ===============

NET ASSETS
Accumulation units            $     3,931,425  $    40,039,949
                              ---------------  ---------------
    Total net assets          $     3,931,425  $    40,039,949
                              ===============  ===============
FUND SHARE INFORMATION
Number of shares                      414,707        2,075,684
                              ===============  ===============
Cost of investments           $     3,877,111  $    33,917,985
                              ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.10  $         10.99
                              ===============  ===============
    Highest                   $         10.19  $         11.60
                              ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable     AIM Variable     AIM Variable     AIM Variable
                               AIM Variable     AIM Variable       Insurance        Insurance        Insurance        Insurance
                                 Insurance        Insurance          Funds            Funds            Funds            Funds
                                   Funds            Funds          Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                    AIM V. I.
                                                                                    Capital       AIM V. I. Dent      AIM V. I.
                                 AIM V. I.     AIM V. I. Dent      AIM V. I.      Appreciation     Demographics        Mid Cap
                             Basic Value (a)(m) Demographics   Basic Value II (b)    II (b)           II (b)      Core Equity II (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $             -  $             -  $             -  $             -  $         1,043
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk         (242,465)         (20,857)         (35,371)          (4,464)          (1,731)         (25,359)
  Administrative expense              (17,629)          (1,400)          (2,331)            (300)            (112)          (1,688)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                           (260,094)         (22,257)         (37,702)          (4,764)          (1,843)         (26,004)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               6,566,718          290,468          298,184           34,335           15,547          150,828
  Cost of investments sold          6,775,885          257,256          296,079           33,767           15,519          150,650
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                 (209,167)          33,212            2,105              568               28              178

Realized gain distributions                 -                -                -                -                -          212,344
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                         (209,167)          33,212            2,105              568               28          212,522

Change in unrealized gains
  (losses)                          2,164,649           67,033          493,277           63,332           20,677          133,352
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments         1,955,482          100,245          495,382           63,900           20,705          345,874
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     1,695,388  $        77,988  $       457,680  $        59,136  $        18,862  $       319,870
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) For period beginning February 2, 2004 and ended December 31, 2004
(m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable
                                 Insurance
                                   Funds          The Alger        The Alger        The Alger        The Alger        The Alger
                                 Series II      American Fund    American Fund    American Fund    American Fund    American Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 AIM V. I.                          Alger             Alger            Alger            Alger
                                  Premier           Alger          Income &         Leveraged         MidCap            Small
                               Equity II (b)     Growth (c)       Growth (d)       AllCap (e)       Growth (f)    Capitalization (g)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         1,845  $             -  $       139,976  $             -  $             -  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk           (2,981)        (298,394)        (336,584)        (248,906)        (469,176)        (178,779)
  Administrative expense                 (201)         (24,718)         (27,842)         (19,407)         (36,309)         (14,418)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                             (1,337)        (323,112)        (224,450)        (268,313)        (505,485)        (193,197)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                  26,077        5,711,361        6,880,091        3,720,618       11,566,427        6,828,935
  Cost of investments sold             26,054        7,338,396        7,811,481        4,349,512       11,308,904        6,251,492
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                       23       (1,627,035)        (931,390)        (628,894)         257,523          577,443

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                               23       (1,627,035)        (931,390)        (628,894)         257,523          577,443

Change in unrealized gains
  (losses)                             37,738        2,760,405        2,675,188        2,000,419        3,820,439        1,456,383
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments            37,761        1,133,370        1,743,798        1,371,525        4,077,962        2,033,826
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        36,424  $       810,258  $     1,519,348  $     1,103,212  $     3,572,477  $     1,840,629
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(c) Previously known as Growth
(d) Previously known as Income and Growth
(e) Previously known as Leveraged AllCap
(f) Previously known as MidCap Growth
(g) Previously known as Small Capitalization

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 The Alger        The Alger        The Alger        Federated        Federated        Federated
                               American Fund    American Fund    American Fund      Insurance        Insurance        Insurance
                               (Series - S)     (Series - S)     (Series - S)        Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                    Alger                                           Federated
                                   Alger          Leveraged         MidCap          Federated      Fund for U.S.      Federated
                                  Growth           AllCap           Growth           Capital        Government       High Income
                              (Series - S) (h) (Series - S) (b) (Series - S) (b) Income Fund II    Securities II    Bond Fund II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $             -  $             -  $       403,876  $     2,352,052  $     2,145,935
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (74,776)          (4,282)         (20,210)        (117,559)        (666,252)        (412,544)
  Administrative expense               (5,273)            (278)          (1,294)         (11,072)         (56,987)         (35,234)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (80,049)          (4,560)         (21,504)         275,245        1,628,813        1,698,157
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 820,441          104,934          272,587        2,841,120       20,802,297        9,204,191
  Cost of investments sold            827,606          113,030          262,021        3,573,235       20,746,563        8,999,776
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                   (7,165)          (8,096)          10,566         (732,115)          55,734          204,415

Realized gain distributions                 -                -                -                -          274,659                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                           (7,165)          (8,096)          10,566         (732,115)         330,393          204,415

Change in unrealized gains
  (losses)                            523,814           68,238          465,394        1,210,252         (900,363)         740,942
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           516,649           60,142          475,960          478,137         (569,970)         945,357
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       436,600  $        55,582  $       454,456  $       753,382  $     1,058,843  $     2,643,514
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(h) Previously known as Growth (Series -S)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity         Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Fund    Products Fund    Products Fund    Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 VIP Asset
                                  Manager                             VIP                                                VIP
                                Growth (i)     VIP Contrafund    Equity-Income     VIP Growth      VIP Index 500    Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       506,891  $       244,625  $     1,196,445  $       140,291  $       926,928  $       701,011
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk         (242,708)        (996,257)        (995,051)        (686,181)        (962,802)        (770,085)
  Administrative expense              (23,532)         (87,106)         (96,617)         (64,414)         (79,574)         (65,599)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            240,651         (838,738)         104,777         (610,304)        (115,448)        (134,673)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               3,435,931       10,788,030       20,234,176       11,999,938       22,878,728       60,204,743
  Cost of investments sold          3,595,742        9,905,956       19,031,332       14,387,357       23,155,841       60,204,743
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                 (159,811)         882,074        1,202,844       (2,387,419)        (277,113)               -

Realized gain distributions                 -                -          285,817                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                         (159,811)         882,074        1,488,661       (2,387,419)        (277,113)               -

Change in unrealized gains
  (losses)                            662,552        9,880,051        5,956,052        3,697,336        6,564,762                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
   (losses) on investments            502,741       10,762,125        7,444,713        1,309,917        6,287,649                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       743,392  $     9,923,387  $     7,549,490  $       699,613  $     6,172,201  $      (134,673)
                              ===============  ===============  ===============  ===============  ===============  ===============

(i) Previously known as VIP Asset Manager

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                  Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Fidelity         Variable         Variable         Variable         Variable         Variable
                                 Variable         Insurance        Insurance        Insurance        Insurance        Insurance
                                 Insurance      Products Fund    Products Fund    Products Fund    Products Fund    Products Fund
                               Products Fund  (Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  VIP Asset                           VIP
                                                Manager Growth   VIP Contrafund    Equity-Income     VIP Growth      VIP Index 500
                                                  (Service         (Service         (Service         (Service         (Service
                               VIP Overseas     Class 2) (b)     Class 2) (b)       Class 2)         Class 2)       Class 2) (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       182,192  $             -  $             -  $       108,259  $         6,913  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk         (236,863)         (11,459)         (23,236)        (172,827)        (132,091)         (52,014)
  Administrative expense              (21,458)            (760)          (1,520)         (11,828)          (9,477)          (3,450)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (76,129)         (12,219)         (24,756)         (76,396)        (134,655)         (55,464)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               3,770,169          215,814          171,034        2,153,699        1,476,540          513,589
  Cost of investments sold          3,718,427          221,720          162,689        1,936,018        1,494,423          507,373
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                   51,742           (5,906)           8,345          217,681          (17,883)           6,216

Realized gain distributions                 -                -                -           28,213                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                           51,742           (5,906)           8,345          245,894          (17,883)           6,216

Change in unrealized gains
  (losses)                          1,946,498          100,248          418,453        1,320,743          528,633          793,718
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments         1,998,240           94,342          426,798        1,566,637          510,750          799,934
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     1,922,111  $        82,123  $       402,042  $     1,490,241  $       376,095  $       744,470
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable       Goldman Sachs    Goldman Sachs
                                 Insurance        Insurance        Insurance        Variable         Variable        J.P. Morgan
                               Products Fund    Products Fund    Products Fund      Insurance        Insurance         Series
                             (Service Class 2)(Service Class 2)(Service Class 2)     Trust            Trust          Trust II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                              VIP Investment      VIP Money
                                Grade Bond         Market        VIP Overseas       VIT CORE            VIT
                                 (Service         (Service         (Service         Small Cap      International
                                 Class 2)       Class 2) (b)       Class 2)          Equity           Equity        Small Company
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       787,587  $        58,206  $        22,955  $        10,273  $        44,485  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk         (350,909)         (72,812)         (58,529)         (71,432)         (52,969)         (63,470)
  Administrative expense              (24,981)          (4,796)          (4,116)          (5,200)          (3,866)          (4,636)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income (loss)        411,697          (19,402)         (39,690)         (66,359)         (12,350)         (68,106)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               5,323,324        5,608,234          941,503          988,833          670,144          390,980
  Cost of investments sold          5,460,886        5,608,234          883,921          856,809          714,396          345,408
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                 (137,562)               -           57,582          132,024          (44,252)          45,572

Realized gain distributions           587,110                -                -          263,354                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          449,548                -           57,582          395,378          (44,252)          45,572

Change in unrealized gains
  (losses)                           (219,258)               -          678,870          387,191          491,219        1,147,002
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
   (losses) on investments            230,290                -          736,452          782,569          446,967        1,192,574
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       641,987  $       (19,402) $       696,762  $       716,210  $       434,617  $     1,124,468
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                    Janus           Janus            Janus           Janus            Janus            Janus
                                Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series    Aspen Series
                                 Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Capital         Flexible                                           Worldwide
                                  Balanced   Appreciation (a)(o)    Income           Growth        Mid Cap Growth      Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $     1,609,904  $        13,410  $     1,606,344  $        62,258  $             -  $       503,297
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk         (954,627)         (49,875)        (379,022)        (588,312)        (376,215)        (663,547)
  Administrative expense              (85,539)          (3,436)         (32,340)         (56,342)         (35,485)         (64,591)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            569,738          (39,901)       1,194,982         (582,396)        (411,700)        (224,841)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales              15,695,686          814,666        8,133,174       13,177,243        6,514,602       13,884,085
  Cost of investments sold         15,359,704          814,344        7,962,565       17,022,234        9,910,898       16,679,426
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                  335,982              322          170,609       (3,844,991)      (3,396,296)      (2,795,341)

Realized gain distributions                 -                -          220,020                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          335,982              322          390,629       (3,844,991)      (3,396,296)      (2,795,341)

Change in unrealized gains
  (losses)                          3,893,554          717,790         (909,918)       5,412,519        9,002,542        4,436,254
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments         4,229,536          718,112         (519,289)       1,567,528        5,606,246        1,640,913
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     4,799,274  $       678,211  $       675,693  $       985,132  $     5,194,546  $     1,416,072
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                   Janus            Janus            Janus            Janus            Janus            Janus
                               Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series
                                 (Service         (Service         (Service         (Service         (Service         (Service
                                  Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Capital                           Mid Cap       Risk-Managed       Worldwide
                                 Balanced       Appreciation     Foreign Stock        Value            Core            Growth
                                 (Service         (Service         (Service         (Service         (Service         (Service
                                Shares) (b)      Shares) (b)      Shares) (j)      Shares) (b)      Shares) (b)        Shares)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        44,352  $           208  $        21,090  $        17,246  $         4,113  $        25,540
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (11,885)          (4,444)         (92,813)         (15,621)          (6,976)         (38,924)
  Administrative expense                 (793)            (284)          (7,141)          (1,026)            (460)          (2,764)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                             31,674           (4,520)         (78,864)             599           (3,323)         (16,148)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                  75,009           40,256        2,352,349          115,676           44,205          783,305
  Cost of investments sold             73,836           38,485        2,100,026          110,676           42,530          729,583
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                    1,173            1,771          252,323            5,000            1,675           53,722

Realized gain distributions                 -                -                -                -          103,857                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains (losses)           1,173            1,771          252,323            5,000          105,532           53,722

Change in unrealized gains
  (losses)                            104,993           84,202          919,724          295,535           18,271           26,293
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           106,166           85,973        1,172,047          300,535          123,803           80,015
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       137,840  $        81,453  $     1,093,183  $       301,134  $       120,480  $        63,867
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(j) Previously known as International Value (Service Shares)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Lazard           Lazard
                                Retirement       Retirement      LSA Variable     LSA Variable     LSA Variable     LSA Variable
                               Series, Inc.     Series, Inc.     Series Trust     Series Trust     Series Trust     Series Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                  Emerging      International   LSA Aggressive                          LSA
                                  Markets          Equity          Growth (k)     LSA Balanced (l) Basic Value (m) LSA Blue Chip (n)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        28,724  $        10,747  $             -  $        29,284  $             -  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (58,460)         (28,188)         (12,427)        (108,533)         (98,769)         (54,025)
  Administrative expense               (4,134)          (2,053)            (870)          (8,019)          (7,296)          (3,922)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (33,870)         (19,494)         (13,297)         (87,268)        (106,065)         (57,947)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 586,722          321,725        3,001,856       25,606,376       25,055,693       12,839,575
  Cost of investments sold            472,924          304,249        2,851,718       24,322,416       22,176,482       12,204,267
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                  113,798           17,476          150,138        1,283,960        2,879,211          635,308

Realized gain distributions                 -                -          184,747        1,071,759           25,474                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          113,798           17,476          334,885        2,355,719        2,904,685          635,308

Change in unrealized gains
  (losses)                          1,090,656          259,333         (279,582)      (2,090,807)      (2,607,781)        (903,419)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments         1,204,454          276,809           55,303          264,912          296,904         (268,111)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     1,170,584  $       257,315  $        42,006  $       177,644  $       190,839  $      (326,058)
                              ===============  ===============  ===============  ===============  ===============  ===============

(k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(l) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(n) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               LSA Variable     LSA Variable     LSA Variable     LSA Variable     LSA Variable     LSA Variable
                               Series Trust     Series Trust     Series Trust     Series Trust     Series Trust     Series Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                     LSA
                                LSA Capital         LSA           Diversified     LSA Emerging         LSA              LSA
                             Appreciation (o) Capital Growth (p)  Mid Cap (q)   Growth Equity (r) Equity Growth (s)Mid Cap Value (t)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $             -  $         1,075  $             -  $             -  $         5,339
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (20,976)         (32,915)         (50,017)         (51,361)         (48,295)         (74,552)
  Administrative expense               (1,474)          (2,340)          (3,630)          (3,684)          (3,428)          (5,668)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (22,450)         (35,255)         (52,572)         (55,045)         (51,723)         (74,881)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               5,089,820        7,351,321       12,146,942       12,677,234       10,795,030       18,760,107
  Cost of investments sold          4,556,013        7,252,119       11,627,442       12,639,586       10,401,827       17,626,054
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                  533,807           99,202          519,500           37,648          393,203        1,134,053

Realized gain distributions                 -                -          568,219                -                -          886,084
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          533,807           99,202        1,087,719           37,648          393,203        2,020,137

Change in unrealized gains
  (losses)                           (468,942)         (32,813)      (1,117,865)         584,756         (448,858)      (2,045,522)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments            64,865           66,389          (30,146)         622,404          (55,655)         (25,385)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        42,415  $        31,134  $       (82,718) $       567,359  $      (107,378) $      (100,266)
                              ===============  ===============  ===============  ===============  ===============  ===============

(o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
(p) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
    Growth
(q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(s) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth
(t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable
                               LSA Variable       Insurance        Insurance        Insurance        Insurance        Insurance
                               Series Trust         Trust            Trust            Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                    LSA         MFS Emerging     MFS Investors       MFS New                         MFS Total
                              Value Equity (u)     Growth            Trust          Discovery      MFS Research        Return
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        30,450  $             -  $        41,392  $             -  $        46,973  $       522,919
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (67,262)         (97,108)         (88,438)        (190,820)         (57,315)        (434,360)
  Administrative expense               (4,998)          (6,936)          (6,521)         (13,386)          (4,323)         (32,096)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (41,810)        (104,044)         (53,567)        (204,206)         (14,665)          56,463
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales              16,737,398        1,405,706        1,172,571        4,985,659        1,084,808        4,311,775
  Cost of investments sold         15,850,876        1,864,279        1,238,297        4,905,759        1,278,210        3,980,339
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                  886,522         (458,573)         (65,726)          79,900         (193,402)         331,436

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          886,522         (458,573)         (65,726)          79,900         (193,402)         331,436

Change in unrealized gains
  (losses)                           (979,908)       1,279,635          721,503          606,818          775,681        2,702,496
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           (93,386)         821,062          655,777          686,718          582,279        3,033,932
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $      (135,196) $       717,018  $       602,210  $       482,512  $       567,614  $     3,090,395
                              ===============  ===============  ===============  ===============  ===============  ===============

(u) On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Trust            Trust            Trust            Trust            Trust            Trust
                                 (Service         (Service         (Service         (Service         (Service         (Service
                                  Class)           Class)           Class)           Class)           Class)           Class)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 MFS High       MFS Investor     MFS Investors       MFS New         MFS Total
                                  Income        Growth Stock         Trust          Discovery         Return        MFS Utilities
                                 (Service         (Service         (Service         (Service         (Service         (Service
                                Class) (b)       Class) (b)       Class) (b)         Class)         Class) (b)         Class)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        16,622  $             -  $           200  $             -  $         3,342  $        44,125
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (21,543)          (2,287)          (4,027)         (77,884)         (30,408)         (48,568)
  Administrative expense               (1,429)            (158)            (264)          (5,651)          (2,018)          (3,467)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                             (6,350)          (2,445)          (4,091)         (83,535)         (29,084)          (7,910)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 203,621           49,615           50,394        1,177,351          498,258          619,201
  Cost of investments sold            207,218           47,822           49,764        1,118,896          488,815          513,840
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                   (3,597)           1,793              630           58,455            9,443          105,361

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                           (3,597)           1,793              630           58,455            9,443          105,361

Change in unrealized gains
  (losses)                            190,414           47,550           73,843          389,165          412,534          855,083
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           186,817           49,343           74,473          447,620          421,977          960,444
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       180,467  $        46,898  $        70,382  $       364,085  $       392,893  $       952,534
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                MFS Variable      Oppenheimer      Oppenheimer       Panorama
                                  Insurance        Variable         Variable          Series       PIMCO Advisors   PIMCO Advisors
                                    Trust        Account Funds    Account Funds     Fund, Inc.        Variable         Variable
                                  (Service      (Service Class   (Service Class   (Service Class      Insurance        Insurance
                                   Class)           ("SC"))          ("SC"))          ("SC"))           Trust            Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  Oppenheimer      Oppenheimer
                                  MFS Value         Global         Main Street      Oppenheimer
                                  (Service        Securities        Small Cap      International      NJF Small          OpCap
                                 Class) (b)        (SC) (b)        Growth (SC)      Growth (SC)     Cap Value (b)   Balanced (a) (l)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $           374  $            90  $             -  $        26,293  $        23,346  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk           (6,860)         (24,203)        (348,421)         (28,617)          (7,991)        (245,804)
  Administrative expense                 (463)          (1,542)         (25,420)          (2,411)            (526)         (17,913)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                             (6,949)         (25,655)        (373,841)          (4,735)          14,829         (263,717)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                  96,467          459,642        5,704,507          828,244           36,621        3,863,243
  Cost of investments sold             96,857          449,670        5,086,931          756,846           34,810        3,785,003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                     (390)           9,972          617,576           71,398            1,811           78,240

Realized gain distributions             1,361                -                -                -           24,147                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                              971            9,972          617,576           71,398           25,958           78,240

Change in unrealized gains
  (losses)                            130,280          654,495        4,181,769          236,437          135,404        2,236,703
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           131,251          664,467        4,799,345          307,835          161,362        2,314,943
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       124,302  $       638,812  $     4,425,504  $       303,100  $       176,191  $     2,051,226
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) For period beginning February 2, 2004 and ended December 31, 2004
(l) On April 30, 2004, LSA Balanced merged into OpCap Balanced

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              PIMCO Advisors   PIMCO Advisors   PIMCO Advisors   PIMCO Advisors
                                 Variable         Variable         Variable         Variable      PIMCO Variable   PIMCO Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Trust            Trust            Trust            Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                      PEA
                                                    OpCap             PEA          Science and
                               OpCap Equity       Small Cap     Renaissance (b)    Technology      Foreign Bond     Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        48,650  $         8,761  $             -  $             -  $       325,600  $       271,063
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (77,527)        (287,660)         (18,316)        (171,520)        (213,866)        (417,503)
  Administrative expense               (5,698)         (21,403)          (1,233)         (11,846)         (17,249)         (29,755)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (34,575)        (300,302)         (19,549)        (183,366)          94,485         (176,195)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 496,230        6,018,035          128,737       14,415,860        5,470,427       25,228,259
  Cost of investments sold            464,160        5,457,911          122,217       14,650,321        5,498,709       25,228,259
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                   32,070          560,124            6,520         (234,461)         (28,282)               -

Realized gain distributions                 -                -          156,314                -          398,006                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                           32,070          560,124          162,834         (234,461)         369,724                -

Change in unrealized gains
  (losses)                            589,786        2,741,616          265,647       (1,123,843)         196,266                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           621,856        3,301,740          428,481       (1,358,304)         565,990                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       587,281  $     3,001,438  $       408,932  $    (1,541,670) $       660,475  $      (176,195)
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              PIMCO Variable   PIMCO Variable   PIMCO Variable
                                 Insurance        Insurance        Insurance         Putnam           Putnam            Rydex
                                   Trust            Trust            Trust       Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                   StocksPLUS                           VT
                                                                   Growth and                      International
                                   PIMCO            PIMCO           Income                          Growth and
                                Real Return     Total Return       Portfolio      VT High Yield       Income          Rydex OTC
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        58,248  $     1,665,752  $       134,369  $       659,368  $        56,020  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (73,864)      (1,208,073)        (106,871)        (122,830)         (63,302)         (46,841)
  Administrative expense               (4,842)         (91,706)          (7,747)          (8,720)          (4,940)          (3,215)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (20,458)         365,973           19,751          527,818          (12,222)         (50,056)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 662,827       19,630,198        1,314,040        1,699,279        1,779,500        1,150,623
  Cost of investments sold            645,274       19,297,840        1,242,111        1,651,479        1,508,986        1,003,109
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                   17,553          332,358           71,929           47,800          270,514          147,514

Realized gain distributions           334,044        1,409,440                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          351,597        1,741,798           71,929           47,800          270,514          147,514

Change in unrealized gains
  (losses)                            104,387          822,944          575,828          197,748          615,310          173,060
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
   (losses) on investments            455,984        2,564,742          647,757          245,548          885,824          320,574
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       435,526  $     2,930,715  $       667,508  $       773,366  $       873,602  $       270,518
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                    Salomon          Salomon          Salomon
                                                  Salomon          Salomon          Brothers         Brothers         Brothers
                                                  Brothers         Brothers         Variable         Variable         Variable
                                                  Variable         Variable          Series           Series           Series
                                   Rydex           Series           Series         Funds Inc.       Funds Inc.       Funds Inc.
                              Variable Trust     Funds Inc.       Funds Inc.       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                                       Variable
                               Rydex Sector                        Variable         All Cap         High Yield        Investors
                                 Rotation     Investors (a) (u)    All Cap       (Class II) (b)    (Class II) (b)   (Class II) (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $       211,783  $        64,185  $         1,436  $       397,878  $         9,506
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk           (4,805)        (143,876)        (164,480)          (4,449)         (30,796)          (4,816)
  Administrative expense                 (312)         (10,548)         (11,713)            (286)          (2,039)            (325)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                             (5,117)          57,359         (112,008)          (3,299)         365,043            4,365
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 105,671        3,662,815        2,099,963           34,725          240,818           12,900
  Cost of investments sold            100,528        3,562,885        1,846,824           33,884          233,788           12,614
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                    5,143           99,930          253,139              841            7,030              286

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                            5,143           99,930          253,139              841            7,030              286

Change in unrealized gains
  (losses)                             62,459        1,201,385          592,691           44,480          (47,546)          61,553
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments            67,602        1,301,315          845,830           45,321          (40,516)          61,839
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        62,485  $     1,358,674  $       733,822  $        42,022  $       324,527  $        66,204
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) For period beginning February 2, 2004 and ended December 31, 2004
(u) On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Scudder          Scudder          Scudder
                                 Variable         Variable         Variable
                                 Insurance        Insurance        Insurance         Scudder          Scudder          Scudder
                                   Trust            Trust            Trust          Variable         Variable         Variable
                                 (Class B)        (Class B)        (Class B)        Series I         Series I         Series I
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   EAFE          Equity 500        Small Cap
                               Equity Index         Index            Index                                             Global
                                 (Class B)        (Class B)        (Class B)        Balanced           Bond           Discovery
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         5,664  $        24,077  $         2,200  $       347,259  $       846,300  $        21,395
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk           (3,920)         (41,283)         (16,448)        (254,004)        (278,398)        (116,270)
  Administrative expense                 (267)          (2,842)          (1,119)         (23,921)         (23,267)          (8,434)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                              1,477          (20,048)         (15,367)          69,334          544,635         (103,309)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 113,281          199,427          583,754        3,521,297        7,971,724        2,872,323
  Cost of investments sold            109,142          195,863          561,988        3,821,957        7,791,720        2,474,713
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                    4,139            3,564           21,766         (300,660)         180,004          397,610

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                            4,139            3,564           21,766         (300,660)         180,004          397,610

Change in unrealized gains
  (losses)                             39,273          263,361          145,661        1,161,882           48,047        1,391,109
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
   (losses) on investments             43,412          266,925          167,427          861,222          228,051        1,788,719
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        44,889  $       246,877  $       152,060  $       930,556  $       772,686  $     1,685,410
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Scudder          Scudder                                                             Strong
                                 Variable         Variable        STI Classic      STI Classic      STI Classic      Opportunity
                                 Series I         Series I      Variable Trust   Variable Trust   Variable Trust   Funds II, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                      STI
                                Growth and                        STI Capital     International      STI Value       Opportunity
                                  Income        International     Appreciation       Equity        Income Stock        Fund II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        31,517  $        47,574  $         4,245  $         1,400  $        53,121  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (53,265)         (50,812)         (29,039)          (1,022)         (41,457)        (253,436)
  Administrative expense               (3,923)          (3,601)          (2,083)             (83)          (2,945)         (18,169)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (25,671)          (6,839)         (26,877)             295            8,719         (271,605)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 932,930          889,941          343,257           15,852          902,330        3,845,437
  Cost of investments sold            950,102          873,495          337,344           13,616          852,586        3,574,365
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                  (17,172)          16,446            5,913            2,236           49,744          271,072

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          (17,172)          16,446            5,913            2,236           49,744          271,072

Change in unrealized gains
  (losses)                            351,132          500,225          131,254           11,720          374,456        2,817,397
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
   (losses) on investments            333,960          516,671          137,167           13,956          424,200        3,088,469
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       308,289  $       509,832  $       110,290  $        14,251  $       432,919  $     2,816,864
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Strong
                                 Variable       T. Rowe Price    T. Rowe Price    T. Rowe Price    T. Rowe Price    T. Rowe Price
                                 Insurance         Equity           Equity           Equity           Equity           Equity
                                Funds, Inc.     Series, Inc.     Series, Inc.     Series, Inc.   Series, Inc. - II Series, Inc. - II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                  T. Rowe Price    T. Rowe Price    T. Rowe Price
                                  Mid Cap       T. Rowe Price    T. Rowe Price     New America       Blue Chip         Equity
                              Growth Fund II    Equity Income   Mid-Cap Growth       Growth        Growth II (b)    Income II (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $       567,224  $             -  $         2,224  $        13,637  $        80,157
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk         (100,864)        (484,828)        (418,935)         (53,038)         (15,966)         (54,437)
  Administrative expense               (7,378)         (34,881)         (30,290)          (3,900)          (1,051)          (3,604)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                           (108,242)          47,515         (449,225)         (54,714)          (3,380)          22,116
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               2,728,605        5,531,888        5,214,113        1,318,933          111,656          273,375
  Cost of investments sold          3,223,146        5,024,110        4,404,942        1,250,506          106,649          268,643
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                 (494,541)         507,778          809,171           68,427            5,007            4,732

Realized gain distributions                 -          848,447                -                -                -          199,544
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                         (494,541)       1,356,225          809,171           68,427            5,007          204,276

Change in unrealized gains
  (losses)                          1,877,007        3,136,787        4,231,282          318,932          203,591          691,287
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments         1,382,466        4,493,012        5,040,453          387,359          208,598          895,563
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     1,274,224  $     4,540,527  $     4,591,228  $       332,645  $       205,218  $       917,679
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    The Universal
                               T. Rowe Price    The Universal    The Universal    The Universal    The Universal    Institutional
                               International    Institutional    Institutional    Institutional    Institutional     Funds, Inc.
                               Series, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                               T. Rowe Price   Van Kampen UIF                                      Van Kampen UIF   Van Kampen UIF
                               International    Equity Growth     Van Kampen     Van Kampen UIF    U.S. Mid Cap     Equity Growth
                                   Stock       (a) (n) (p) (s)  UIF High Yield   Mid Cap Growth  Value (q) (t) (v) (Class II) (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        75,434  $        51,418  $       433,063  $             -  $         8,953  $           224
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (82,409)        (278,738)        (100,828)         (82,650)        (381,677)          (4,774)
  Administrative expense               (6,054)         (19,901)          (7,236)          (6,036)         (28,144)            (311)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (13,029)        (247,221)         324,999          (88,686)        (400,868)          (4,861)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               1,248,255        3,599,529        1,320,482        1,076,212        5,841,696           33,919
  Cost of investments sold          1,194,239        3,579,780        1,274,214        1,092,047        5,721,580           32,521
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                   54,016           19,749           46,268          (15,835)         120,116            1,398

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                           54,016           19,749           46,268          (15,835)         120,116            1,398

Change in unrealized gains
  (losses)                            687,939        2,412,828          204,769        1,233,864        5,032,348           79,990
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           741,955        2,432,577          251,037        1,218,029        5,152,464           81,388
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       728,926  $     2,185,356  $       576,036  $     1,129,343  $     4,751,596  $        76,527
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) For period beginning February 2, 2004 and ended December 31, 2004
(n) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(p) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
    Growth
(q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(s) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth
(t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(v) Previously known as Van Kampen UIF Mid Cap Core

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Van Kampen       Van Kampen
                               The Universal         Van              Van              Van             Life             Life
                               Institutional    Eck Worldwide    Eck Worldwide    Eck Worldwide     Investment       Investment
                                Funds, Inc.       Insurance        Insurance        Insurance          Trust            Trust
                                (Class II)          Trust            Trust            Trust         (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                Van Kampen         Van Eck          Van Eck                        LIT Aggressive
                                 UIF U.S.         Worldwide        Worldwide        Van Eck           Growth
                                Real Estate       Absolute          Emerging        Worldwide       (Class II)     LIT Government
                                (Class II)       Return (b)        Markets (b)   Hard Assets (b)   (b) (k) (r)     (Class II) (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        55,843  $             -  $             -  $             -  $             -  $            69
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (69,960)          (4,793)          (2,736)          (3,951)         (89,346)         (16,804)
  Administrative expense               (4,603)            (324)            (177)            (263)          (6,538)          (1,124)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (18,720)          (5,117)          (2,913)          (4,214)         (95,884)         (17,859)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               1,735,968           25,944           30,981           94,092        5,108,173          195,739
  Cost of investments sold          1,594,836           25,980           27,412           87,379        5,039,683          193,904
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                  141,132              (36)           3,569            6,713           68,490            1,835

Realized gain distributions            65,819                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          206,951              (36)           3,569            6,713           68,490            1,835

Change in unrealized gains
  (losses)                          1,835,935            2,297           94,606           80,511        1,068,636           54,314
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments         2,042,886            2,261           98,175           87,224        1,137,126           56,149
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     2,024,166  $        (2,856) $        95,262  $        83,010  $     1,041,242  $        38,290
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------

                                                         Van Kampen
                                                            Life
                                                         Investment
                                                            Trust
                                                         (Class II)
                                                         Sub-Account
                                                    --------------------

                                                       LIT Growth and
                                                           Income
                                                         (Class II)
                                                    --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $            168,519
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                                    (389,729)
  Administrative expense                                         (28,600)
                                                    --------------------

  Net investment income (loss)                                  (249,810)
                                                    --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                                          3,714,095
  Cost of investments sold                                     3,337,692
                                                    --------------------

    Realized gains (losses)
      on fund shares                                             376,403

Realized gain distributions                                            -
                                                    --------------------

  Net realized gains (losses)                                    376,403

Change in unrealized gains (losses)                            3,756,358
                                                    --------------------

  Net realized and unrealized
    gains (losses) on investments                              4,132,761
                                                    --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                   $          3,882,951
                                                    ====================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable                      AIM Variable                 AIM Variable Insurance
                                      Insurance Funds                   Insurance Funds                   Funds Series II
                                        Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                    AIM V. I. Basic Value          AIM V. I. Dent Demographics       AIM V. I. Basic Value II
                              --------------------------------  --------------------------------  --------------------------------
                               2004 (a) (m)        2003 (a)           2004             2003           2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (260,094) $             -  $       (22,257) $       (15,582) $       (37,702) $             -
Net realized gains (losses)          (209,167)               -           33,212            3,444            2,105                -
Change in unrealized gains
  (losses)                          2,164,649                -           67,033          309,524          493,277                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            1,695,388                -           77,988          297,386          457,680                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,137,016                -          134,026          191,779        5,018,638                -
Benefit payments                     (161,388)               -                -                -          (12,296)               -
Payments on termination            (1,431,521)               -         (107,565)         (77,412)        (135,155)               -
Loans - net                                 -                -                -                -                -                -
Contract maintenance charge            (5,932)               -                -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net              25,184,410                -           38,270          176,289        1,011,039                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     24,722,585                -           64,731          290,656        5,882,226                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           26,417,973                -          142,719          588,042        6,339,906                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -        1,267,075          679,033                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    26,417,973  $             -  $     1,409,794  $     1,267,075  $     6,339,906  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -          143,697          104,196                -                -
      Units issued                  3,191,908                -           40,235           72,767          632,233                -
      Units redeemed                 (746,376)               -          (33,831)         (33,266)         (40,820)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       2,445,532                -          150,101          143,697          591,413                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) For period beginning February 2, 2004 and ended December 31, 2004
(m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                       Funds Series II                  Funds Series II                   Funds Series II
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                      AIM V. I. Capital                 AIM V. I. Dent                       AIM V. I.
                                       Appreciation II                  Demographics II                Mid Cap Core Equity II
                              --------------------------------  --------------------------------  --------------------------------
                                  2004 (b)         2003 (b)         2004 (b)        2003 (b)          2004 (b)        2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (4,764) $             -  $        (1,843) $             -  $       (26,004) $             -
Net realized gains (losses)               568                -               28                -          212,522                -
Change in unrealized gains
  (losses)                             63,332                -           20,677                -          133,352                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations               59,136                -           18,862                -          319,870                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              877,719                -          235,964                -        4,148,151                -
Benefit payments                            -                -             (160)               -          (10,670)               -
Payments on termination                (2,762)               -           (1,470)               -          (31,943)               -
Loans - net                                 -                -                -                -                -                -
Contract maintenance charge                 -                -                -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 253,650                -           66,016                -          977,307                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      1,128,607                -          300,350                -        5,082,845                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,187,743                -          319,212                -        5,402,715                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,187,743  $             -  $       319,212  $             -  $     5,402,715  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -                -                -                -                -
      Units issued                    118,617                -           33,133                -          511,527                -
      Units redeemed                   (3,046)               -           (2,065)               -          (18,768)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         115,571                -           31,068                -          492,759                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                  AIM Variable Insurance
                                      Funds Series II               The Alger American Fund           The Alger American Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                         AIM V. I.                                                             Alger
                                     Premier Equity II                  Alger Growth (c)                 Income & Growth (d)
                              --------------------------------  --------------------------------  --------------------------------
                                  2004 (b)         2003 (b)           2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (1,337) $             -  $      (323,112) $      (248,591) $      (224,450) $      (242,194)
Net realized gains (losses)                23                -       (1,627,035)      (3,317,291)        (931,390)      (3,698,895)
Change in unrealized gains
  (losses)                             37,738                -        2,760,405        8,691,282        2,675,188        9,464,821
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations               36,424                -          810,258        5,125,400        1,519,348        5,523,732
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              625,897                -        2,469,298        3,099,612        1,500,844        2,228,655
Benefit payments                            -                -         (257,943)        (171,981)        (314,800)        (239,997)
Payments on termination                (3,263)               -       (2,046,592)      (1,842,819)      (2,949,702)      (2,032,068)
Loans - net                                 -                -             (719)            (880)            (817)            (618)
Contract maintenance charge                 -                -          (15,739)         (14,685)         (14,274)         (13,343)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 101,777                -       (1,212,930)       1,513,150       (1,420,030)         450,642
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        724,411                -       (1,064,625)       2,582,397       (3,198,779)         393,271
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              760,835                -         (254,367)       7,707,797       (1,679,431)       5,917,003

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -       23,000,541       15,292,744       26,120,750       20,203,747
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       760,835  $             -  $    22,746,174  $    23,000,541  $    24,441,319  $    26,120,750
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -        2,416,249        2,014,754        2,447,349        2,331,350
      Units issued                     76,081                -          666,132        1,165,834          440,589        1,432,715
      Units redeemed                   (1,863)               -         (693,645)        (764,339)        (674,218)      (1,316,716)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          74,218                -        2,388,736        2,416,249        2,213,720        2,447,349
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(c) Previously known as Growth
(d) Previously known as Income and Growth

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                  The Alger American Fund           The Alger American Fund           The Alger American Fund
                                        Sub-Account                       Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                           Alger                             Alger                             Alger
                                    Leveraged AllCap (e)                MidCap Growth (f)             Small Capitalization (g)
                              --------------------------------  --------------------------------  --------------------------------
                                    2004             2003            2004             2003              2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (268,313) $      (225,177) $      (505,485) $      (300,759) $      (193,197) $      (129,415)
Net realized gains (losses)          (628,894)      (3,278,270)         257,523       (1,802,633)         577,443         (326,475)
Change in unrealized gains
  (losses)                          2,000,419        7,891,350        3,820,439        9,799,004        1,456,383        3,524,657
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            1,103,212        4,387,903        3,572,477        7,695,612        1,840,629        3,068,767
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,330,460        2,807,140        5,684,333        6,471,725        1,335,484        1,725,892
Benefit payments                     (187,107)        (120,801)        (426,101)        (174,807)         (33,055)         (85,688)
Payments on termination            (1,391,381)      (1,108,899)      (3,060,230)      (1,934,104)      (1,145,119)        (930,321)
Loans - net                              (776)            (726)            (703)            (572)            (745)            (610)
Contract maintenance charge           (17,891)         (17,860)         (22,831)         (15,896)          (8,257)          (6,865)
Transfers among the
  sub-accounts and with the
  Fixed Account - net              (1,207,974)        (534,738)      (1,408,632)       4,292,166          (42,783)       2,403,586
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                       (474,669)       1,024,116          765,836        8,638,512          105,525        3,105,994
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              628,543        5,412,019        4,338,313       16,334,124        1,946,154        6,174,761

NET ASSETS AT BEGINNING OF
  PERIOD                           18,048,803       12,636,784       31,408,156       15,074,032       12,924,725        6,749,964
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    18,677,346  $    18,048,803  $    35,746,469  $    31,408,156  $    14,870,879  $    12,924,725
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,850,004        1,543,268        2,483,742        1,574,822        1,739,215        1,232,096
      Units issued                    516,445        3,830,562        1,307,298        1,931,479        1,114,874        2,312,877
      Units redeemed                 (435,578)      (3,523,826)      (1,157,047)      (1,022,559)      (1,065,616)      (1,805,758)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,930,871        1,850,004        2,633,993        2,483,742        1,788,473        1,739,215
                              ===============  ===============  ===============  ===============  ===============  ===============

(e) Previously known as Leveraged AllCap
(f) Previously known as MidCap Growth
(g) Previously known as Small Capitalization

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         The Alger                         The Alger                         The Alger
                                 American Fund (Series - S)        American Fund (Series - S)        American Fund (Series - S)
                                         Sub-Account                      Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                           Alger                        Alger Leveraged                     Alger MidCap
                                   Growth (Series - S) (h)            AllCap (Series - S)                Growth (Series - S)
                              --------------------------------  --------------------------------  --------------------------------
                                    2004           2003 (w)         2004 (b)         2003 (b)         2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (80,049) $        (4,390) $        (4,560) $             -  $       (21,504) $             -
Net realized gains (losses)            (7,165)           5,604           (8,096)               -           10,566                -
Change in unrealized gains
  (losses)                            523,814           92,255           68,238                -          465,394                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              436,600           93,469           55,582                -          454,456                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            4,726,916        1,037,551          743,900                -        3,232,195                -
Benefit payments                      (22,255)               -                -                -          (37,297)               -
Payments on termination              (242,415)          (3,664)          (1,944)               -           (9,237)               -
Loans - net                                 -                -                -                -                -                -
Contract maintenance charge              (506)              (7)               -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net               2,698,576          571,926           91,170                -          761,140                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      7,160,316        1,605,806          833,126                -        3,946,801                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            7,596,916        1,699,275          888,708                -        4,401,257                -

NET ASSETS AT BEGINNING OF
  PERIOD                            1,699,275                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     9,296,191  $     1,699,275  $       888,708  $             -  $     4,401,257  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               137,614                -                -                -                -                -
      Units issued                    759,930          146,787           94,056                -          438,481                -
      Units redeemed                  (90,508)          (9,173)          (6,887)               -          (23,274)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         807,036          137,614           87,169                -          415,207                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(h) Previously known as Growth (Series -S)
(w) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Federated                         Federated                         Federated
                                      Insurance Series                 Insurance Series                  Insurance Series
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                         Federated                  Federated Fund for U.S.                 Federated
                                  Capital Income Fund II           Government Securities II           High Income Bond Fund II
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       275,245  $       419,295  $     1,628,813  $     2,073,988  $     1,698,157  $     1,261,834
Net realized gains (losses)          (732,115)      (1,561,979)         330,393        1,179,799          204,415          (57,831)
Change in unrealized gains
  (losses)                          1,210,252        2,567,228         (900,363)      (2,537,562)         740,942        3,176,305
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              753,382        1,424,544        1,058,843          716,225        2,643,514        4,380,308
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              601,014          810,020        3,690,226       10,370,941        5,141,488        6,267,206
Benefit payments                     (219,508)        (120,094)        (341,071)        (893,269)        (350,436)        (317,005)
Payments on termination            (1,257,914)      (1,190,561)      (9,027,110)     (11,492,745)      (4,695,913)      (5,514,988)
Loans - net                               (48)             (46)            (384)          (1,302)            (479)            (409)
Contract maintenance charge            (5,472)          (5,516)         (27,861)         (32,763)         (13,715)         (10,092)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 178,491         (515,413)      (7,908,718)     (24,064,531)       2,627,989        5,694,502
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                       (703,437)      (1,021,610)     (13,614,918)     (26,113,669)       2,708,934        6,119,214
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                               49,945          402,934      (12,556,075)     (25,397,444)       5,352,448       10,499,522

NET ASSETS AT BEGINNING OF
  PERIOD                            9,112,619        8,709,685       57,279,003       82,676,447       27,543,636       17,044,114
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     9,162,564  $     9,112,619  $    44,722,928  $    57,279,003  $    32,896,084  $    27,543,636
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,008,076        1,106,859        4,332,653        6,221,063        2,278,456        1,595,207
      Units issued                    281,162          326,061          835,594        3,407,575        1,286,044        6,150,563
      Units redeemed                 (334,349)        (424,844)      (1,818,680)      (5,295,985)        (992,563)      (5,467,314)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         954,889        1,008,076        3,349,567        4,332,653        2,571,937        2,278,456
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Fidelity Variable                Fidelity Variable                 Fidelity Variable
                                   Insurance Products Fund          Insurance Products Fund           Insurance Products Fund
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                        VIP Asset
                                     Manager Growth (i)                 VIP Contrafund                   VIP Equity-Income
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       240,651  $       371,784  $      (838,738) $      (527,697) $       104,777  $       265,059
Net realized gains (losses)          (159,811)        (714,040)         882,074       (1,264,220)       1,488,661       (2,482,111)
Change in unrealized gains
  (losses)                            662,552        2,795,647        9,880,051       15,073,858        5,956,052       18,318,761
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              743,392        2,453,391        9,923,387       13,281,941        7,549,490       16,101,709
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,524,907        1,907,051        6,588,538        9,891,095        4,247,090        5,197,937
Benefit payments                     (199,777)        (201,865)        (776,240)        (337,804)        (732,634)        (728,590)
Payments on termination            (1,924,033)      (2,866,019)      (8,309,371)      (5,640,364)     (12,235,242)      (8,526,193)
Loans - net                              (385)            (458)          (1,289)          (1,595)          (2,351)          (2,496)
Contract maintenance charge           (10,276)          (9,694)         (45,665)         (36,767)         (43,823)         (39,474)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 959,556          836,678        5,818,674        4,577,725        2,669,429        4,454,946
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        349,992         (334,307)       3,274,647        8,452,290       (6,097,531)         356,130
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,093,384        2,119,084       13,198,034       21,734,231        1,451,959       16,457,839

NET ASSETS AT BEGINNING OF
  PERIOD                           18,162,988       16,043,904       69,173,335       47,439,104       76,823,948       60,366,109
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    19,256,372  $    18,162,988  $    82,371,369  $    69,173,335  $    78,275,907  $    76,823,948
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,377,770        1,364,536        5,121,753        4,103,417        4,757,340        4,571,333
      Units issued                    365,072          413,661        1,497,772        2,041,686        1,319,724        1,721,392
      Units redeemed                 (287,665)        (400,427)      (1,056,608)      (1,023,350)      (1,468,079)      (1,535,385)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,455,177        1,377,770        5,562,917        5,121,753        4,608,985        4,757,340
                              ===============  ===============  ===============  ===============  ===============  ===============

(i) Previously known as VIP Asset Manager

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Fidelity Variable                Fidelity Variable                 Fidelity Variable
                                   Insurance Products Fund          Insurance Products Fund           Insurance Products Fund
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                        VIP Growth                       VIP Index 500                   VIP Money Market
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (610,304) $      (486,356) $      (115,448) $        (1,726) $      (134,673) $      (334,463)
Net realized gains (losses)        (2,387,419)      (6,675,648)        (277,113)      (3,979,967)               -                -
Change in unrealized gains
  (losses)                          3,697,336       18,801,966        6,564,762       17,284,931                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              699,613       11,639,962        6,172,201       13,303,238         (134,673)        (334,463)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            5,377,957        5,118,961        8,250,387       12,264,539        8,651,931       32,742,496
Benefit payments                     (309,665)        (410,600)        (478,662)        (606,650)      (2,996,537)        (691,179)
Payments on termination            (7,490,770)      (6,348,265)      (7,487,672)      (5,832,369)     (24,292,922)     (63,270,252)
Loans - net                            (1,754)          (1,875)          (1,296)          (1,475)          (2,581)          (2,833)
Contract maintenance charge           (40,628)         (39,921)         (45,365)         (37,851)         (30,768)         (39,726)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                (657,641)         425,365        1,048,989          476,081        1,319,246       (8,920,075)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     (3,122,501)      (1,256,335)       1,286,381        6,262,275      (17,351,631)     (40,181,569)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           (2,422,888)      10,383,627        7,458,582       19,565,513      (17,486,304)     (40,516,032)

NET ASSETS AT BEGINNING OF
  PERIOD                           53,359,730       42,976,103       68,653,738       49,088,225       66,353,706      106,869,738
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    50,936,842  $    53,359,730  $    76,112,320  $    68,653,738  $    48,867,402  $    66,353,706
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             4,208,919        3,992,254        7,054,197        6,156,362        5,698,473        8,987,743
      Units issued                  1,323,970        1,727,224        3,134,180        4,755,218        5,082,169       26,017,056
      Units redeemed               (1,179,812)      (1,510,559)      (2,856,803)      (3,857,383)      (6,528,659)     (29,306,326)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       4,353,077        4,208,919        7,331,574        7,054,197        4,251,983        5,698,473
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                            Fidelity                          Fidelity
                                      Fidelity Variable                Variable Insurance                Variable Insurance
                                   Insurance Products Fund       Products Fund (Service Class 2)   Products Fund (Service Class 2)
                                         Sub-Account                      Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                    VIP Asset Manager Growth               VIP Contrafund
                                       VIP Overseas                     (Service Class 2)                 (Service Class 2)
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003            2004 (b)        2003 (b)         2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (76,129) $       (65,577) $       (12,219) $             -  $       (24,756) $             -
Net realized gains (losses)            51,742         (631,187)          (5,906)               -            8,345                -
Change in unrealized gains
  (losses)                          1,946,498        4,518,606          100,248                -          418,453                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            1,922,111        3,821,842           82,123                -          402,042                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,289,109        1,897,106        1,970,524                -        4,190,685                -
Benefit payments                     (183,988)         (71,395)               -                -             (621)               -
Payments on termination            (2,037,307)      (1,617,479)          (4,152)               -         (120,661)               -
Loans - net                              (425)            (366)               -                -                -                -
Contract maintenance charge            (9,488)          (6,872)               -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net               2,793,958        1,522,141          707,558                -        1,318,071                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assetsfrom contract
  transactions                      2,851,859        1,723,135        2,673,930                -        5,387,474                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            4,773,970        5,544,977        2,756,053                -        5,789,516                -

NET ASSETS AT BEGINNING OF
  PERIOD                           14,774,648        9,229,671                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    19,548,618  $    14,774,648  $     2,756,053  $             -  $     5,789,516  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,354,550        1,097,589                -                -                -                -
      Units issued                    761,225        3,765,754          287,336                -          527,528                -
      Units redeemed                 (429,673)      (3,508,793)         (16,943)               -          (17,927)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,686,102        1,354,550          270,393                -          509,601                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Fidelity                          Fidelity                          Fidelity
                                     Variable Insurance               Variable Insurance                 Variable Insurance
                               Products Fund (Service Class 2)  Products Fund (Service Class 2)   Products Fund (Service Class 2)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                      VIP Equity-Income                    VIP Growth                      VIP Index 500
                                      (Service Class 2)                 (Service Class 2)                (Service Class 2)
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003             2004            2003 (w)         2004 (b)        2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (76,396) $        (7,297) $      (134,655) $       (10,708) $       (55,464) $             -
Net realized gains (losses)           245,894          (17,620)         (17,883)           4,511            6,216                -
Change in unrealized gains
  (losses)                          1,320,743        1,246,563          528,633          207,500          793,718                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            1,490,241        1,221,646          376,095          201,303          744,470                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            9,130,042        1,295,915        6,908,597        1,866,175        9,679,538                -
Benefit payments                      (37,388)         (67,481)         (28,765)               -          (12,307)               -
Payments on termination              (676,672)        (409,976)        (407,809)         (27,063)        (180,805)               -
Loans - net                                 -              (36)             (32)               -                -                -
Contract maintenance charge                 -                -             (817)             (29)               -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net               2,827,082        1,520,824        4,588,323        1,744,691        2,099,758                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     11,243,064        2,339,246       11,059,497        3,583,774       11,586,184                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           12,733,305        3,560,892       11,435,592        3,785,077       12,330,654                -

NET ASSETS AT BEGINNING OF
  PERIOD                            6,825,043        3,264,151        3,785,077                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    19,558,348  $     6,825,043  $    15,220,669  $     3,785,077  $    12,330,654  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               678,853          415,756          304,040                -                -                -
      Units issued                  1,351,688          483,592        1,147,432          311,470        1,207,571                -
      Units redeemed                 (239,589)        (220,495)        (142,968)          (7,430)         (49,153)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,790,952          678,853        1,308,504          304,040        1,158,418                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004
(w)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Fidelity                         Fidelity                          Fidelity
                                     Variable Insurance               Variable Insurance                Variable Insurance
                               Products Fund (Service Class 2)   Products Fund (Service Class 2)   Products Fund (Service Class 2)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                  VIP Investment Grade Bond            VIP Money Market                     VIP Overseas
                                     (Service Class 2)                 (Service Class 2)                  (Service Class 2)
                              --------------------------------  --------------------------------  --------------------------------
                                   2004              2003           2004 (b)        2003 (b)            2004            2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       411,697  $       135,182  $       (19,402) $             -  $       (39,690) $        (8,436)
Net realized gains (losses)           449,548          170,977                -                -           57,582            1,344
Change in unrealized gains
  (losses)                           (219,258)         129,232                -                -          678,870          301,428
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              641,987          435,391          (19,402)               -          696,762          294,336
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                           10,911,190        6,677,745       17,265,217                -        3,560,301          563,766
Benefit payments                     (148,520)         (21,228)        (274,771)               -           (1,038)               -
Payments on termination            (2,292,251)      (1,237,386)        (710,880)               -         (152,866)         (31,633)
Loans - net                               (25)              (6)               -                -              (16)               -
Contract maintenance charge            (2,905)          (1,342)               -                -             (342)             (41)
Transfers among the
  sub-accounts and with the
  Fixed Account - net               4,922,032        4,999,179       (1,119,844)               -        1,789,017          763,629
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     13,389,521       10,416,962       15,159,722                -        5,195,056        1,295,721
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           14,031,508       10,852,353       15,140,320                -        5,891,818        1,590,057

NET ASSETS AT BEGINNING OF
  PERIOD                           18,453,548        7,601,195                -                -        1,811,624          221,567
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    32,485,056  $    18,453,548  $    15,140,320  $             -  $     7,703,442  $     1,811,624
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,646,847          698,089                -                -          172,165           29,830
      Units issued                  1,902,313        1,563,610        2,225,198                -          625,949          154,307
      Units redeemed                 (619,618)        (614,852)        (702,156)               -         (121,356)         (11,972)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       2,929,542        1,646,847        1,523,042                -          676,758          172,165
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Goldman Sachs Variable            Goldman Sachs Variable                J.P. Morgan
                                      Insurance Trust                   Insurance Trust                   Series Trust II
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                          VIT CORE                            VIT
                                      Small Cap Equity                International Equity                 Small Company
                              --------------------------------  --------------------------------  --------------------------------
                                    2004             2003            2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (66,359) $       (29,564) $       (12,350) $        83,775  $       (68,106) $       (43,275)
Net realized gains (losses)           395,378          120,823          (44,252)        (224,433)          45,572         (235,158)
Change in unrealized gains
  (losses)                            387,191          936,675          491,219          996,367        1,147,002        1,164,204
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              716,210        1,027,934          434,617          855,709        1,124,468          885,771
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              538,793          812,949          346,939          651,952          272,870          562,883
Benefit payments                      (22,885)          (3,306)         (10,729)         (18,005)         (18,123)         (34,380)
Payments on termination              (339,588)        (860,068)        (201,973)        (330,382)        (292,755)        (562,320)
Loans - net                                 -                -              (75)             (93)             (37)             (14)
Contract maintenance charge            (1,392)            (952)          (1,211)          (1,028)          (1,556)          (1,263)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 267,067        1,724,171          (24,708)         107,543          816,765          492,552
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        441,995        1,672,794          108,243          409,987          777,164          457,458
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,158,205        2,700,728          542,860        1,265,696        1,901,632        1,343,229

NET ASSETS AT BEGINNING OF
  PERIOD                            4,670,171        1,969,443        3,660,857        2,395,161        4,021,689        2,678,460
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     5,828,376  $     4,670,171  $     4,203,717  $     3,660,857  $     5,923,321  $     4,021,689
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               307,700          186,654          423,003          369,509          350,433          312,621
      Units issued                    103,937          207,544           97,462          145,294          105,401          136,610
      Units redeemed                  (76,568)         (86,498)         (85,873)         (91,800)         (43,827)         (98,798)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         335,069          307,700          434,592          423,003          412,007          350,433
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Janus Aspen Series              Janus Aspen Series                 Janus Aspen Series
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                          Balanced                    Capital Appreciation                Flexible Income
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003          2004 (a) (o)       2003 (a)          2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       569,738  $       598,868  $       (39,901) $             -  $     1,194,982  $     1,048,971
Net realized gains (losses)           335,982       (1,190,886)             322                -          390,629          640,511
Change in unrealized gains
  (losses)                          3,893,554        9,381,556          717,790                -         (909,918)        (201,378)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            4,799,274        8,789,538          678,211                -          675,693        1,488,104
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            3,017,731        6,075,698          256,554                -        2,366,284        7,285,402
Benefit payments                     (969,259)        (974,115)          (2,740)               -         (388,298)        (104,892)
Payments on termination            (8,414,228)      (8,209,483)        (154,330)               -       (3,602,328)      (6,110,326)
Loans - net                            (1,253)          (1,236)               -                -             (184)            (297)
Contract maintenance charge           (47,443)         (49,118)            (301)               -          (12,769)         (12,957)
Transfers among the
  sub-accounts and with the
  Fixed Account - net              (2,477,697)      (5,193,095)       4,982,093                -       (1,480,105)      (3,007,507)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     (8,892,149)      (8,351,349)       5,081,276                -       (3,117,400)      (1,950,577)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           (4,092,875)         438,189        5,759,487                -       (2,441,707)        (462,473)

NET ASSETS AT BEGINNING OF
  PERIOD                           75,826,248       75,388,059                -                -       29,735,332       30,197,805
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    71,733,373  $    75,826,248  $     5,759,487  $             -  $    27,293,625  $    29,735,332
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             4,922,055        5,210,802                -                -        2,081,252        2,107,551
      Units issued                    765,151        1,600,413          591,390                -          486,312        1,732,945
      Units redeemed               (1,233,024)      (1,889,160)         (85,150)               -         (676,954)      (1,759,244)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       4,454,182        4,922,055          506,240                -        1,890,610        2,081,252
                              ===============  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(o)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Janus Aspen Series                Janus Aspen Series               Janus Aspen Series
                                         Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                           Growth                        Mid Cap Growth                   Worldwide Growth
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003              2004            2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (582,396) $      (644,553) $      (411,700) $      (380,809) $      (224,841) $      (171,970)
Net realized gains (losses)        (3,844,991)      (7,327,585)      (3,396,296)      (6,380,851)      (2,795,341)      (6,530,827)
Change in unrealized gains
  (losses)                          5,412,519       20,973,604        9,002,542       14,402,344        4,436,254       18,007,046
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              985,132       13,001,466        5,194,546        7,640,684        1,416,072       11,304,249
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,441,167        2,749,973        1,354,938        2,486,182        1,637,917        3,305,796
Benefit payments                     (661,509)        (457,270)        (356,181)        (195,996)        (623,840)        (493,529)
Payments on termination            (7,225,963)      (6,120,290)      (3,698,082)      (2,942,439)      (7,579,771)      (7,607,728)
Loans - net                            (1,582)          (1,917)          (1,208)          (1,116)          (2,171)          (2,512)
Contract maintenance charge           (38,795)         (44,468)         (32,555)         (34,828)         (42,585)         (48,943)
Transfers among the
  sub-accounts and with the
  Fixed Account - net              (3,838,558)      (4,629,929)       1,178,173       (2,563,600)      (5,230,048)      (7,633,409)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                    (10,325,240)      (8,503,901)      (1,554,915)      (3,251,797)     (11,840,498)     (12,480,325)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           (9,340,108)       4,497,565        3,639,631        4,388,887      (10,424,426)      (1,176,076)

NET ASSETS AT BEGINNING OF
  PERIOD                           52,040,420       47,542,855       29,457,772       25,068,885       58,867,272       60,043,348
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    42,700,312  $    52,040,420  $    33,097,403  $    29,457,772  $    48,442,846  $    58,867,272
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             4,186,206        4,763,012        2,551,060        2,706,488        4,528,010        5,370,097
      Units issued                    354,640        1,112,673          581,546        1,255,854          356,177        2,128,671
      Units redeemed               (1,069,834)      (1,689,479)        (585,608)      (1,411,282)      (1,120,393)      (2,970,758)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       3,471,012        4,186,206        2,546,998        2,551,060        3,763,794        4,528,010
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Janus Aspen Series               Janus Aspen Series                Janus Aspen Series
                                       (Service Shares)                 (Service Shares)                  (Service Shares)
                                         Sub-Account                      Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                           Balanced                   Capital Appreciation                 Foreign Stock
                                       (Service Shares)                 (Service Shares)                (Service Shares) (j)
                              --------------------------------  --------------------------------  --------------------------------
                                  2004 (b)         2003 (b)         2004 (b)        2003 (b)           2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        31,674  $             -  $        (4,520) $             -  $       (78,864) $       (25,109)
Net realized gains (losses)             1,173                -            1,771                -          252,323           53,953
Change in unrealized gains
  (losses)                            104,993                -           84,202                -          919,724          871,855
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              137,840                -           81,453                -        1,093,183          900,699
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,903,844                -          731,215                -        1,655,828        1,198,889
Benefit payments                      (17,969)               -           (3,543)               -          (26,765)               -
Payments on termination               (20,900)               -             (641)               -         (649,549)        (213,751)
Loans - net                                 -                -                -                -                -                -
Contract maintenance charge                 -                -                -                -           (2,413)          (1,100)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 820,872                -          111,091                -        3,381,528         (455,551)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      2,685,847                -          838,122                -        4,358,629          528,487
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            2,823,687                -          919,575                -        5,451,812        1,429,186

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -                -                -        3,877,438        2,448,252
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     2,823,687  $             -  $       919,575  $             -  $     9,329,250  $     3,877,438
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -                -                -          365,407          309,314
      Units issued                    276,862                -           83,988                -          641,611        1,145,158
      Units redeemed                  (10,532)               -           (3,758)               -         (231,798)      (1,089,065)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         266,330                -           80,230                -          775,220          365,407
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004
(j)  Previously known as International Value (Service Shares)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Janus Aspen Series                Janus Aspen Series                Janus Aspen Series
                                      (Service Shares)                  (Service Shares)                  (Service Shares)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                       Mid Cap Value                   Risk-Managed Core                  Worldwide Growth
                                      (Service Shares)                  (Service Shares)                  (Service Shares)
                              --------------------------------  --------------------------------  --------------------------------
                                  2004 (b)         2003 (b)         2004 (b)         2003 (b)          2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $           599  $             -  $        (3,323) $             -  $       (16,148) $       (12,506)
Net realized gains (losses)             5,000                -          105,532                -           53,722          (45,220)
Change in unrealized gains
  (losses)                            295,535                -           18,271                -           26,293          493,845
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              301,134                -          120,480                -           63,867          436,119
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,889,620                -        1,272,435                -          499,310          617,538
Benefit payments                            -                -                -                -                -           (9,848)
Payments on termination               (40,292)               -           (7,805)               -         (161,896)         (63,675)
Loans - net                                 -                -                -                -              (36)              (7)
Contract maintenance charge                 -                -                -                -             (472)            (289)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 674,429                -          197,293                -         (199,709)          74,243
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      3,523,757                -        1,461,923                -          137,197          617,962
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            3,824,891                -        1,582,403                -          201,064        1,054,081

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -                -                -        2,625,588        1,571,507
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     3,824,891  $             -  $     1,582,403  $             -  $     2,826,652  $     2,625,588
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -                -                -          296,282          220,218
      Units issued                    356,033                -          143,894                -          109,598          172,618
      Units redeemed                  (16,844)               -           (4,014)               -         (100,521)         (96,554)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         339,189                -          139,880                -          305,359          296,282
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Lazard                           Lazard
                                    Retirement Series, Inc.          Retirement Series, Inc.          LSA Variable Series Trust
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                      Emerging Markets                International Equity              LSA Aggressive Growth
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003             2004             2003            2004 (k)          2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (33,870) $       (24,102) $       (19,494) $       (17,151) $       (13,297) $       (17,255)
Net realized gains (losses)           113,798          (30,300)          17,476         (144,852)         334,885            3,936
Change in unrealized gains
  (losses)                          1,090,656          823,393          259,333          520,968         (279,582)         357,366
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            1,170,584          768,991          257,315          358,965           42,006          344,047
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              677,656          759,900          148,256          281,345          348,064          959,313
Benefit payments                       (5,156)          (3,416)          (5,898)          (9,765)          (5,274)          (7,088)
Payments on termination              (283,076)        (243,216)        (141,757)        (258,262)         (56,646)         (70,943)
Loans - net                                 -                -                -                -              (11)             (32)
Contract maintenance charge            (1,023)            (748)            (779)            (699)             (38)             (49)
Transfers among the
  sub-accounts and with the
  Fixed Account - net               1,245,562          556,530           24,904            2,204       (2,607,380)         562,791
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      1,633,963        1,069,050           24,726           14,823       (2,321,285)       1,443,992
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            2,804,547        1,838,041          282,041          373,788       (2,279,279)       1,788,039

NET ASSETS AT BEGINNING OF
  PERIOD                            3,074,597        1,236,556        1,930,695        1,556,907        2,279,279          491,240
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     5,879,144  $     3,074,597  $     2,212,736  $     1,930,695  $             -  $     2,279,279
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               234,186          143,210          231,249          236,105          245,920           75,180
      Units issued                    162,234          155,465           44,229           86,531           71,070          190,588
      Units redeemed                  (48,973)         (64,489)         (41,536)         (91,387)        (316,990)         (19,848)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         347,447          234,186          233,942          231,249                -          245,920
                              ===============  ===============  ===============  ===============  ===============  ===============

(k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 LSA Variable Series Trust         LSA Variable Series Trust         LSA Variable Series Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                        LSA Balanced                    LSA Basic Value                    LSA Blue Chip
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (l)           2003           2004 (m)           2003           2004 (n)           2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (87,268) $        24,866  $      (106,065) $      (144,498) $       (57,947) $       (78,268)
Net realized gains (losses)         2,355,719         (109,717)       2,904,685          (18,888)         635,308            4,368
Change in unrealized gains
  (losses)                         (2,090,807)       3,486,198       (2,607,781)       3,171,058         (903,419)       1,300,943
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              177,644        3,401,347          190,839        3,007,672         (326,058)       1,227,043
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,476,904        5,654,776        4,149,512        6,089,388        2,015,532        3,332,790
Benefit payments                      (27,298)         (56,000)         (17,771)         (31,646)         (15,794)         (32,010)
Payments on termination              (584,107)        (916,173)        (396,040)        (501,775)        (196,401)        (289,860)
Loans - net                               (66)            (284)               -                -               (5)             (19)
Contract maintenance charge            (2,601)          (4,324)          (1,347)          (1,919)            (328)            (365)
Transfers among the
  sub-accounts and with the
  Fixed Account - net             (23,296,546)       3,967,672      (21,679,785)       3,896,915      (11,163,333)       2,761,608
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                    (21,433,714)       8,645,667      (17,945,431)       9,450,963       (9,360,329)       5,772,144
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                          (21,256,070)      12,047,014      (17,754,592)      12,458,635       (9,686,387)       6,999,187

NET ASSETS AT BEGINNING OF
  PERIOD                           21,256,070        9,209,056       17,754,592        5,295,957        9,686,387        2,687,200
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $    21,256,070  $             -  $    17,754,592  $             -  $     9,686,387
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,930,893        1,061,536        1,788,774          706,572        1,055,300          373,029
      Units issued                    405,160        1,317,923          754,505        1,491,111          402,814          799,213
      Units redeemed               (2,336,053)        (448,566)      (2,543,279)        (408,909)      (1,458,114)        (116,942)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -        1,930,893                -        1,788,774                -        1,055,300
                              ===============  ===============  ===============  ===============  ===============  ===============

(l)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(m)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(n)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 LSA Variable Series Trust         LSA Variable Series Trust         LSA Variable Series Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                                                                 LSA
                                  LSA Capital Appreciation             LSA Capital Growth                Disciplined Equity
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (o)           2003           2004 (p)           2003           2004 (x)         2003 (x)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (22,450) $       (37,428) $       (35,255) $       (70,488) $             -  $       (12,747)
Net realized gains (losses)           533,807           28,231           99,202         (323,732)               -       (1,031,590)
Change in unrealized gains
  (losses)                           (468,942)         595,750          (32,813)       1,497,203                -        1,243,904
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations               42,415          586,553           31,134        1,102,983                -          199,567
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              673,942        1,546,795          302,903        1,507,332                -          372,312
Benefit payments                            -           (8,068)         (10,623)         (87,635)               -          (14,869)
Payments on termination              (138,430)        (178,595)        (216,614)        (449,966)               -          (85,232)
Loans - net                                 -              (16)              (2)             (12)               -              (19)
Contract maintenance charge               (59)             (83)            (595)          (1,607)               -             (340)
Transfers among the
  sub-accounts and with the
  Fixed Account - net              (4,578,032)         958,938       (6,926,552)         149,885                -       (4,828,369)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     (4,042,579)       2,318,971       (6,851,483)       1,117,997                -       (4,556,517)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           (4,000,164)       2,905,524       (6,820,349)       2,220,980                -       (4,356,950)

NET ASSETS AT BEGINNING OF
  PERIOD                            4,000,164        1,094,640        6,820,349        4,599,369                -        4,356,950
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $     4,000,164  $             -  $     6,820,349  $             -  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               422,750          152,518          799,353          657,095                -          653,319
      Units issued                    113,923          395,166           64,430          429,539                -          190,231
      Units redeemed                 (536,673)        (124,934)        (863,783)        (287,281)               -         (843,550)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -          422,750                -          799,353                -                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(o)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation
(p)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(x)  On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 LSA Variable Series Trust         LSA Variable Series Trust         LSA Variable Series Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                            LSA
                                    Diversified Mid Cap            LSA Emerging Growth Equity            LSA Equity Growth
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (q)           2003           2004 (r)           2003           2004 (s)         2003 (x)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (52,572) $       (62,276) $       (55,045) $       (61,776) $       (51,723) $      (100,933)
Net realized gains (losses)         1,087,719            3,299           37,648         (248,107)         393,203         (289,252)
Change in unrealized gains
  (losses)                         (1,117,865)       1,419,353          584,756        1,436,806         (448,858)       1,806,917
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets
   from operations                    (82,718)       1,360,376          567,359        1,126,923         (107,378)       1,416,732
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,131,645        3,207,152          499,600        1,057,647          525,957        1,225,900
Benefit payments                       (5,234)               -          (10,091)          (3,462)         (35,276)         (22,329)
Payments on termination              (191,552)        (393,002)        (389,074)        (405,510)        (288,840)        (683,564)
Loans - net                                (7)             (31)             (32)            (139)             (38)            (183)
Contract maintenance charge              (434)            (525)          (1,301)          (2,427)            (665)          (1,617)
Transfers among the
  sub-accounts and with the
  Fixed Account - net             (10,665,783)       1,842,835      (11,035,249)       6,747,729      (10,129,224)       5,588,909
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     (8,731,365)       4,656,429      (10,936,147)       7,393,838       (9,928,086)       6,107,116
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           (8,814,083)       6,016,805      (10,368,788)       8,520,761      (10,035,464)       7,523,848

NET ASSETS AT BEGINNING OF
  PERIOD                            8,814,083        2,797,278       10,368,788        1,848,027       10,035,464        2,511,616
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $     8,814,083  $             -  $    10,368,788  $             -  $    10,035,464
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               857,627          354,346        1,119,199          322,613        1,277,309          393,625
      Units issued                    340,214          688,155          184,812        1,346,283          121,866        1,102,495
      Units redeemed               (1,197,841)        (184,874)      (1,304,011)        (549,697)      (1,399,175)        (218,811)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -          857,627                -        1,119,199                -        1,277,309
                              ===============  ===============  ===============  ===============  ===============  ===============

(q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(s)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(x)  On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            MFS Variable
                                 LSA Variable Series Trust         LSA Variable Series Trust              Insurance Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                     LSA Mid Cap Value                  LSA Value Equity                MFS Emerging Growth
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (t)           2003           2004 (u)           2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (74,881) $      (109,284) $       (41,810) $        38,957  $      (104,044) $       (78,338)
Net realized gains (losses)         2,020,137          720,653          886,522         (262,485)        (458,573)        (953,865)
Change in unrealized gains
  (losses)                         (2,045,522)       2,204,051         (979,908)       2,448,248        1,279,635        2,348,006
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations             (100,266)       2,815,420         (135,196)       2,224,720          717,018        1,315,803
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,728,749        3,969,204        1,973,741        3,054,767          787,345          968,522
Benefit payments                         (410)         (14,422)         (29,161)         (45,679)        (167,686)         (69,922)
Payments on termination              (389,370)        (624,044)        (411,021)        (557,403)        (537,404)        (351,408)
Loans - net                               (48)            (145)             (12)             (36)             (56)             (76)
Contract maintenance charge            (1,162)          (2,283)          (1,112)          (2,229)          (6,279)          (5,924)
Transfers among the
  sub-accounts and with the
  Fixed Account - net             (16,304,272)       2,568,857      (13,828,641)       1,236,772         (317,647)         218,386
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                    (13,966,513)       5,897,167      (12,296,206)       3,686,192         (241,727)         759,578
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                          (14,066,779)       8,712,587      (12,431,402)       5,910,912          475,291        2,075,381

NET ASSETS AT BEGINNING OF
  PERIOD                           14,066,779        5,354,192       12,431,402        6,520,490        6,685,923        4,610,542
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $    14,066,779  $             -  $    12,431,402  $     7,161,214  $     6,685,923
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,161,367          605,189        1,138,586          745,503          902,018          741,670
      Units issued                    422,987          942,277          452,533          716,126          194,264          363,970
      Units redeemed               (1,584,354)        (386,099)      (1,591,119)        (323,043)        (193,493)        (203,622)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -        1,161,367                -        1,138,586          902,789          902,018
                              ===============  ===============  ===============  ===============  ===============  ===============

(t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(u)  On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        MFS Variable                      MFS Variable                      MFS Variable
                                      Insurance Trust                   Insurance Trust                   Insurance Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                    MFS Investors Trust                MFS New Discovery                    MFS Research
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (53,567) $       (47,646) $      (204,206) $      (132,752) $       (14,665) $       (29,495)
Net realized gains (losses)           (65,726)        (307,483)          79,900         (206,189)        (193,402)        (448,436)
Change in unrealized gains
  (losses)                            721,503        1,459,068          606,818        2,831,113          775,681        1,281,713
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              602,210        1,103,939          482,512        2,492,172          567,614          803,782
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              430,423        1,056,774        2,305,415        3,349,317          171,403          328,441
Benefit payments                      (19,399)        (140,205)        (115,940)         (41,134)         (25,681)         (95,386)
Payments on termination              (718,339)        (451,101)        (879,766)        (616,238)        (283,541)        (217,642)
Loans - net                               (49)              (4)             (91)             (58)             (25)             (16)
Contract maintenance charge            (4,121)          (3,523)          (8,616)          (5,796)          (2,496)          (2,462)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                (116,249)          76,123         (385,223)         537,514           (7,347)        (110,639)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                       (427,734)         538,064          915,779        3,223,605         (147,687)         (97,704)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              174,476        1,642,003        1,398,291        5,715,777          419,927          706,078

NET ASSETS AT BEGINNING OF
  PERIOD                            6,566,486        4,924,483       12,453,047        6,737,270        4,295,760        3,589,682
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     6,740,962  $     6,566,486  $    13,851,338  $    12,453,047  $     4,715,687  $     4,295,760
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               755,658          668,510        1,126,605          699,891          497,142          503,749
      Units issued                     94,384          456,434          636,092          653,994          107,766          154,253
      Units redeemed                 (137,586)        (369,286)        (487,610)        (227,280)        (123,429)        (160,860)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         712,456          755,658        1,275,087        1,126,605          481,479          497,142
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                          MFS Variable                      MFS Variable
                                        MFS Variable                    Insurance Trust                   Insurance Trust
                                      Insurance Trust                   (Service Class)                   (Service Class)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                        MFS High Income              MFS Investor Growth Stock
                                      MFS Total Return                  (Service Class)                   (Service Class)
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003           2004 (b)         2003 (b)         2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        56,463  $        31,669  $        (6,350) $             -  $        (2,445) $             -
Net realized gains (losses)           331,436          (51,906)          (3,597)               -            1,793                -
Change in unrealized gains
  (losses)                          2,702,496        3,048,627          190,414                -           47,550                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            3,090,395        3,028,390          180,467                -           46,898                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            3,090,687        4,634,911        3,270,118                -          573,539                -
Benefit payments                     (201,964)        (323,234)          (1,474)               -                -                -
Payments on termination            (3,009,650)      (1,945,037)         (49,255)               -           (4,718)               -
Loans - net                               (67)             (16)               -                -                -                -
Contract maintenance charge           (13,843)         (10,524)               -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net               4,531,643        6,273,176        1,184,363                -           98,886                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      4,396,806        8,629,276        4,403,752                -          667,707                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            7,487,201       11,657,666        4,584,219                -          714,605                -

NET ASSETS AT BEGINNING OF
  PERIOD                           28,160,099       16,502,433                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    35,647,300  $    28,160,099  $     4,584,219  $             -  $       714,605  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             2,207,467        1,474,824                -                -                -                -
      Units issued                    839,342        1,150,875          453,723                -           70,597                -
      Units redeemed                 (491,050)        (418,232)         (22,380)               -           (2,230)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       2,555,759        2,207,467          431,343                -           68,367                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        MFS Variable                      MFS Variable                      MFS Variable
                                      Insurance Trust                   Insurance Trust                   Insurance Trust
                                      (Service Class)                   (Service Class)                   (Service Class)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                    MFS Investors Trust                MFS New Discovery                  MFS Total Return
                                      (Service Class)                   (Service Class)                   (Service Class)
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (b)         2003 (b)           2004             2003           2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (4,091) $             -  $       (83,535) $       (38,848) $       (29,084) $             -
Net realized gains (losses)               630                -           58,455           18,642            9,443                -
Change in unrealized gains
  (losses)                             73,843                -          389,165          721,912          412,534                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations               70,382                -          364,085          701,706          392,893                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              649,712                -        2,183,112        1,112,555        5,581,947                -
Benefit payments                            -                -          (25,258)         (15,270)         (72,852)               -
Payments on termination                (2,003)               -         (371,570)        (171,479)         (24,481)               -
Loans - net                                 -                -                -               (8)               -                -
Contract maintenance charge                 -                -             (714)            (240)               -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 235,068                -        1,146,427          917,381        1,298,918                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        882,777                -        2,931,997        1,842,939        6,783,532                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              953,159                -        3,296,082        2,544,645        7,176,425                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -        4,137,521        1,592,876                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       953,159  $             -  $     7,433,603  $     4,137,521  $     7,176,425  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -          439,442          225,737                -                -
      Units issued                     99,091                -          462,768          312,842          724,051                -
      Units redeemed                  (10,709)               -         (147,985)         (99,137)         (57,012)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          88,382                -          754,225          439,442          667,039                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        MFS Variable                      MFS Variable                      Oppenheimer
                                      Insurance Trust                   Insurance Trust                Variable Account Funds
                                      (Service Class)                   (Service Class)                (Service Class ("SC"))
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                       MFS Utilities                       MFS Value                     Oppenheimer Global
                                      (Service Class)                   (Service Class)                   Securities (SC)
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003           2004 (b)         2003 (b)         2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (7,910) $         4,691  $        (6,949) $             -  $       (25,655) $             -
Net realized gains (losses)           105,361           42,525              971                -            9,972                -
Change in unrealized gains
  (losses)                            855,083          388,451          130,280                -          654,495                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              952,534          435,667          124,302                -          638,812                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              854,935          760,491        1,413,603                -        4,388,363                -
Benefit payments                      (27,202)          (1,393)               -                -          (23,070)               -
Payments on termination              (291,797)        (111,241)          (4,898)               -           (9,981)               -
Loans - net                               (25)             (10)               -                -                -                -
Contract maintenance charge              (732)            (296)               -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 907,521          539,770          182,028                -          973,495                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      1,442,700        1,187,321        1,590,733                -        5,328,807                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            2,395,234        1,622,988        1,715,035                -        5,967,619                -

NET ASSETS AT BEGINNING OF
  PERIOD                            2,389,462          766,474                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     4,784,696  $     2,389,462  $     1,715,035  $             -  $     5,967,619  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               238,107          107,954                -                -                -                -
      Units issued                    183,941          208,111          163,018                -          574,716                -
      Units redeemed                  (62,074)         (77,958)          (9,246)               -          (49,399)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         359,974          238,107          153,772                -          525,317                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        Oppenheimer                         Panorama
                                   Variable Account Funds              Series Fund, Inc.              PIMCO Advisors Variable
                                   (Service Class ("SC"))            (Service Class ("SC"))               Insurance Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                  Oppenheimer Main Street                 Oppenheimer
                                   Small Cap Growth (SC)           International Growth (SC)            NJF Small Cap Value
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003           2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (373,841) $      (135,061) $        (4,735) $        (3,940) $        14,829  $             -
Net realized gains (losses)           617,576          384,934           71,398            5,264           25,958                -
Change in unrealized gains
  (losses)                          4,181,769        3,160,501          236,437          306,778          135,404                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            4,425,504        3,410,374          303,100          308,102          176,191                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            9,382,983        5,210,005          282,184          183,943        1,942,348                -
Benefit payments                      (12,588)         (35,310)          (2,617)         (10,429)               -                -
Payments on termination            (1,275,496)      (1,058,485)        (259,131)         (69,336)          (8,115)               -
Loans - net                               (53)              (4)            (196)             (22)               -                -
Contract maintenance charge            (6,674)          (2,063)            (383)            (101)               -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net               6,157,918        5,214,751          520,635          701,301          432,558                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     14,246,090        9,328,894          540,492          805,356        2,366,791                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           18,671,594       12,739,268          843,592        1,113,458        2,542,982                -

NET ASSETS AT BEGINNING OF
  PERIOD                           17,137,457        4,398,189        1,613,304          499,846                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    35,809,051  $    17,137,457  $     2,456,896  $     1,613,304  $     2,542,982  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,508,509          544,026          163,598           73,493                -                -
      Units issued                  1,889,193        1,803,589          138,541          161,112          218,327                -
      Units redeemed                 (616,264)        (839,106)         (85,893)         (71,007)          (3,967)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       2,781,438        1,508,509          216,246          163,598          214,360                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                  PIMCO Advisors Variable           PIMCO Advisors Variable           PIMCO Advisors Variable
                                      Insurance Trust                   Insurance Trust                   Insurance Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                       OpCap Balanced                     OpCap Equity                    OpCap Small Cap
                              --------------------------------  --------------------------------  --------------------------------
                                2004 (a) (l)      2003 (a)           2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (263,717) $             -  $       (34,575) $       (11,505) $      (300,302) $      (117,818)
Net realized gains (losses)            78,240                -           32,070          (57,470)         560,124          (31,083)
Change in unrealized gains
  (losses)                          2,236,703                -          589,786          911,639        2,741,616        3,085,834
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            2,051,226                -          587,281          842,664        3,001,438        2,936,933
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,047,293                -          751,993          774,621        3,711,394        4,205,034
Benefit payments                      (51,611)               -          (12,709)         (17,289)         (48,560)         (32,738)
Payments on termination            (1,822,815)               -         (436,563)        (200,898)      (1,427,429)        (524,729)
Loans - net                              (129)               -              (70)             (87)             (82)             (80)
Contract maintenance charge            (5,429)               -           (1,578)          (1,130)          (7,009)          (2,528)
Transfers among the
  sub-accounts and with the
  Fixed Account - net              26,427,620                -        1,048,582          758,086        2,392,943        4,773,116
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     26,594,929                -        1,349,655        1,313,303        4,621,257        8,418,075
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           28,646,155                -        1,936,936        2,155,967        7,622,695       11,355,008

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -        4,693,669        2,537,702       16,305,836        4,950,828
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    28,646,155  $             -  $     6,630,605  $     4,693,669  $    23,928,531  $    16,305,836
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -          453,907          310,979        1,325,584          522,443
      Units issued                  3,127,140                -          196,812          197,204          998,322        1,416,157
      Units redeemed                 (473,437)               -          (69,617)         (54,276)        (646,656)        (613,016)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       2,653,703                -          581,102          453,907        1,677,250        1,325,584
                              ===============  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(l)  On April 30, 2004, LSA Balanced merged into OpCap Balanced

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                  PIMCO Advisors Variable           PIMCO Advisors Variable                PIMCO Variable
                                      Insurance Trust                   Insurance Trust                   Insurance Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                               PEA
                                      PEA Renaissance                Science and Technology                 Foreign Bond
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (b)         2003 (b)           2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (19,549) $             -  $      (183,366) $       (88,043) $        94,485  $       120,648
Net realized gains (losses)           162,834                -         (234,461)         445,956          369,724           15,583
Change in unrealized gains
  (losses)                            265,647                -       (1,123,843)       1,804,001          196,266         (258,136)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              408,932                -       (1,541,670)       2,161,914          660,475         (121,905)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            3,222,433                -        3,286,243        2,369,092        3,803,453        3,705,063
Benefit payments                            -                -          (11,616)         (22,406)         (42,460)         (11,603)
Payments on termination               (22,733)               -         (643,698)        (298,166)      (2,789,441)      (1,619,259)
Loans - net                                 -                -              (16)             (23)            (274)            (233)
Contract maintenance charge                 -                -           (4,294)          (3,290)          (5,114)          (2,701)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 580,570                -       (4,322,222)       9,359,544        2,910,246        8,348,375
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      3,780,270                -       (1,695,603)      11,404,751        3,876,410       10,419,642
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            4,189,202                -       (3,237,273)      13,566,665        4,536,885       10,297,737

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -       14,359,798          793,133       14,430,324        4,132,587
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     4,189,202  $             -  $    11,122,525  $    14,359,798  $    18,967,209  $    14,430,324
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -        2,463,808          296,245        1,300,008          368,246
      Units issued                    397,278                -        2,838,871        3,218,107          910,917        1,475,654
      Units redeemed                  (23,411)               -       (2,997,115)      (1,050,544)        (542,240)        (543,892)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         373,867                -        2,305,564        2,463,808        1,668,685        1,300,008
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       PIMCO Variable                    PIMCO Variable                    PIMCO Variable
                                      Insurance Trust                   Insurance Trust                   Insurance Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                        Money Market                   PIMCO Real Return                 PIMCO Total Return
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004           2003 (w)           2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (176,195) $      (213,768) $       (20,458) $        (3,016) $       365,973  $       861,688
Net realized gains (losses)                 -                -          351,597           23,688        1,741,798          883,352
Change in unrealized gains
  (losses)                                  -                -          104,387            6,097          822,944          140,764
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations             (176,195)        (213,768)         435,526           26,769        2,930,715        1,885,804
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                           16,372,491       13,796,213        8,067,494          439,316       18,976,750       23,409,649
Benefit payments                     (268,635)        (355,209)          (6,410)               -         (449,436)        (348,273)
Payments on termination            (4,341,537)      (4,009,117)        (279,176)         (15,752)     (10,505,478)      (7,420,656)
Loans - net                            (1,308)            (749)               -                -           (1,090)            (807)
Contract maintenance charge            (4,196)          (5,150)               -                -          (26,418)         (16,787)
Transfers among the
  sub-accounts and with the
  Fixed Account - net              (7,093,104)      (8,415,203)       2,709,191          811,439        8,463,837       15,972,544
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      4,663,711        1,010,785       10,491,099        1,235,003       16,458,165       31,595,670
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            4,487,516          797,017       10,926,625        1,261,772       19,388,880       33,481,474

NET ASSETS AT BEGINNING OF
  PERIOD                           26,639,394       25,842,377        1,261,772                -       77,949,664       44,468,190
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    31,126,910  $    26,639,394  $    12,188,397  $     1,261,772  $    97,338,544  $    77,949,664
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             2,560,710        2,446,399          120,604                -        6,667,042        3,913,128
      Units issued                  3,434,117        2,831,233        1,101,198          132,738        3,824,134        5,800,080
      Units redeemed               (2,954,086)      (2,716,922)         (82,656)         (12,134)      (2,264,503)      (3,046,166)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       3,040,741        2,560,710        1,139,146          120,604        8,226,673        6,667,042
                              ===============  ===============  ===============  ===============  ===============  ===============

(w)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       PIMCO Variable
                                      Insurance Trust                Putnam Variable Trust             Putnam Variable Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                   StocksPLUS Growth and                                                  VT International
                                      Income Portfolio                   VT High Yield                   Growth and Income
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        19,751  $        43,440  $       527,818  $       197,553  $       (12,222) $       (12,308)
Net realized gains (losses)            71,929         (222,154)          47,800           32,194          270,514          312,524
Change in unrealized gains
  (losses)                            575,828        1,431,005          197,748          557,825          615,310          756,599
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              667,508        1,252,291          773,366          787,572          873,602        1,056,815
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              809,710        2,200,822        1,600,184        2,354,809          573,185          891,383
Benefit payments                       (6,506)         (14,170)         (28,450)          (7,579)         (12,777)               -
Payments on termination              (537,504)        (383,657)        (703,628)        (196,545)        (350,900)        (191,831)
Loans - net                               (67)             (97)             (25)             (29)              (2)              (1)
Contract maintenance charge            (2,484)          (1,763)          (1,038)            (205)          (1,662)            (712)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 255,003          382,693        2,131,314        1,914,818        1,081,597          826,970
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        518,152        2,183,828        2,998,357        4,065,269        1,289,441        1,525,809
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,185,660        3,436,119        3,771,723        4,852,841        2,163,043        2,582,624

NET ASSETS AT BEGINNING OF
  PERIOD                            6,980,544        3,544,425        6,502,047        1,649,206        3,957,084        1,374,460
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     8,166,204  $     6,980,544  $    10,273,770  $     6,502,047  $     6,120,127  $     3,957,084
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               763,186          497,508          542,414          171,022          358,621          168,883
      Units issued                    222,136          542,440          418,849          469,554          275,339        4,100,585
      Units redeemed                 (167,723)        (276,762)        (173,252)         (98,162)        (169,826)      (3,910,847)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         817,599          763,186          788,011          542,414          464,134          358,621
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Salomon
                                                                                                         Brothers Variable
                                    Rydex Variable Trust              Rydex Variable Trust               Series Funds Inc.
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                         Rydex OTC                   Rydex Sector Rotation                   Investors
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004           2003 (w)        2004 (a) (u)       2003 (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (50,056) $       (28,806) $        (5,117) $          (250) $        57,359  $             -
Net realized gains (losses)           147,514           22,169            5,143            1,643           99,930                -
Change in unrealized gains
  (losses)                            173,060          647,374           62,459            3,948        1,201,385                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              270,518          640,737           62,485            5,341        1,358,674                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              492,862          671,276          402,482           94,628          467,414                -
Benefit payments                       (6,272)          (9,147)            (170)               -          (80,353)               -
Payments on termination              (161,123)         (75,194)          (1,053)               -         (753,548)               -
Loans - net                                (4)               -                -                -              (18)               -
Contract maintenance charge              (584)            (454)               -                -           (3,105)               -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                (242,926)         885,626          119,392             (828)      14,059,932                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                         81,953        1,472,107          520,651           93,800       13,690,322                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              352,471        2,112,844          583,136           99,141       15,048,996                -

NET ASSETS AT BEGINNING OF
  PERIOD                            3,120,861        1,008,017           99,141                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     3,473,332  $     3,120,861  $       682,277  $        99,141  $    15,048,996  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               528,627          235,724            7,969                -                -                -
      Units issued                    206,769          386,035           59,516           11,397        1,778,980                -
      Units redeemed                 (210,957)         (93,132)          (6,522)          (3,428)        (402,885)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         524,439          528,627           60,963            7,969        1,376,095                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(u)  On April 30, 2004, LSA Value Equity merged into Investors
(w)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Salomon                       Salomon Brothers                 Salomon Brothers
                                     Brothers Variable                   Variable Series                  Variable Series
                                     Series Funds Inc.                Funds Inc. (Class II)            Funds Inc. (Class II)
                                        Sub-Account                        Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                      Variable All Cap                All Cap (Class II)              High Yield (Class II)
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003            2004 (b)         2003 (b)         2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (112,008) $       (89,352) $        (3,299) $             -  $       365,043  $             -
Net realized gains (losses)           253,139         (225,780)             841                -            7,030                -
Change in unrealized gains
  (losses)                            592,691        2,761,550           44,480                -          (47,546)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              733,822        2,446,418           42,022                -          324,527                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,422,248        1,919,199          639,474                -        5,678,199                -
Benefit payments                      (60,182)         (67,393)            (301)               -          (14,938)               -
Payments on termination            (1,019,572)        (876,327)          (3,223)               -          (48,987)               -
Loans - net                               (15)             (14)               -                -                -                -
Contract maintenance charge            (2,920)          (2,456)               -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 504,675        1,159,379          167,251                -        1,176,194                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        844,234        2,132,388          803,201                -        6,790,468                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,578,056        4,578,806          845,223                -        7,114,995                -

NET ASSETS AT BEGINNING OF
  PERIOD                           10,749,245        6,170,439                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    12,327,301  $    10,749,245  $       845,223  $             -  $     7,114,995  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               861,281          672,516                -                -                -                -
      Units issued                    280,051          430,798           87,862                -          689,056                -
      Units redeemed                 (211,804)        (242,033)          (5,760)               -          (33,085)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         929,528          861,281           82,102                -          655,971                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Salomon Brothers                       Scudder                          Scudder
                                       Variable Series                  Variable Insurance              Variable Insurance
                                    Funds Inc. (Class II)                Trust (Class B)                  Trust (Class B)
                                         Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                         Variable                             EAFE                         Equity 500
                                   Investors (Class II)              Equity Index (Class B)              Index (Class B)
                              --------------------------------  --------------------------------  --------------------------------
                                  2004 (b)         2003 (b)          2004            2003 (w)          2004            2003 (w)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $         4,365  $             -  $         1,477  $          (151) $       (20,048) $        (5,188)
Net realized gains (losses)               286                -            4,139            2,279            3,564           13,042
Change in unrealized gains
  (losses)                             61,553                -           39,273            3,425          263,361           95,292
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations               66,204                -           44,889            5,553          246,877          103,146
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              844,008                -          162,418           11,900          933,640          535,344
Benefit payments                            -                -                -                -                -                -
Payments on termination                (3,687)               -          (22,791)               -          (61,424)          (6,347)
Loans - net                                 -                -                -                -                -                -
Contract maintenance charge                 -                -                -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 200,087                -          120,023           20,457        1,128,094          700,862
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      1,040,408                -          259,650           32,357        2,000,310        1,229,859
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,106,612                -          304,539           37,910        2,247,187        1,333,005

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -           37,910                -        1,333,005                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,106,612  $             -  $       342,449  $        37,910  $     3,580,192  $     1,333,005
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -            2,881                -          110,158                -
      Units issued                    110,685                -           27,296            8,182          182,264          134,342
      Units redeemed                   (4,277)               -           (7,921)          (5,301)         (20,141)         (24,184)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         106,408                -           22,256            2,881          272,281          110,158
                              ===============  ===============  ===============  ===============  ===============  ===============

(w)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Scudder
                                     Variable Insurance                     Scudder                          Scudder
                                      Trust (Class B)                  Variable Series I                Variable Series I
                                        Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                          Small Cap
                                       Index (Class B)                     Balanced                             Bond
                              --------------------------------  --------------------------------  --------------------------------
                                   2004            2003 (w)          2004             2003             2004              2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (15,367) $        (1,854) $        69,334  $       183,957  $       544,635  $       599,697
Net realized gains (losses)            21,766            2,859         (300,660)        (918,135)         180,004          182,933
Change in unrealized gains
  (losses)                            145,661           38,841        1,161,882        3,506,506           48,047          (21,542)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              152,060           39,846          930,556        2,772,328          772,686          761,088
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              188,459          158,369        1,404,980        1,727,406        2,785,763        4,735,909
Benefit payments                            -                -         (253,997)        (150,074)        (242,983)         (71,597)
Payments on termination               (36,196)            (947)      (2,640,491)      (2,612,895)      (3,509,413)      (3,603,296)
Loans - net                                 -                -             (469)            (277)             (86)             (81)
Contract maintenance charge                 -                -          (10,937)         (10,999)         (10,343)          (9,441)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 206,189          555,860          174,075           99,065         (640,444)      (1,425,518)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        358,452          713,282       (1,326,839)        (947,774)      (1,617,506)        (374,024)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              510,512          753,128         (396,283)       1,824,554         (844,820)         387,064

NET ASSETS AT BEGINNING OF
  PERIOD                              753,128                -       19,803,522       17,978,968       20,921,216       20,534,152
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,263,640  $       753,128  $    19,407,239  $    19,803,522  $    20,076,396  $    20,921,216
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                54,400                -        1,499,058        1,493,378        1,611,485        1,611,787
      Units issued                     69,343           58,909          231,719          464,559          573,932        1,015,742
      Units redeemed                  (44,893)          (4,509)        (276,700)        (458,879)        (676,310)      (1,016,044)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          78,850           54,400        1,454,077        1,499,058        1,509,107        1,611,485
                              ===============  ===============  ===============  ===============  ===============  ===============

(w)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            Scudder                          Scudder                          Scudder
                                       Variable Series I                Variable Series I                Variable Series I
                                          Sub-Account                      Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                      Global Discovery                  Growth and Income                  International
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (103,309) $       (63,850) $       (25,671) $       (12,022) $        (6,839) $       (14,012)
Net realized gains (losses)           397,610         (114,342)         (17,172)        (171,970)          16,446           92,475
Change in unrealized gains
  (losses)                          1,391,109        2,038,681          351,132          874,045          500,225          731,852
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            1,685,410        1,860,489          308,289          690,053          509,832          810,315
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,333,460        1,370,700          424,714          805,647          422,476          806,230
Benefit payments                     (126,594)         (55,468)         (21,420)         (79,052)         (25,067)         (32,868)
Payments on termination              (722,052)        (268,184)        (464,487)        (428,207)        (313,679)        (271,409)
Loans - net                               (10)              (7)             (21)             (32)               -                -
Contract maintenance charge            (3,669)          (2,503)          (2,259)          (1,778)          (1,683)          (1,039)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 223,631        1,499,888         (160,466)         168,102            2,549          238,388
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        704,766        2,544,426         (223,939)         464,680           84,596          739,302
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            2,390,176        4,404,915           84,350        1,154,733          594,428        1,549,617

NET ASSETS AT BEGINNING OF
  PERIOD                            7,673,251        3,268,336        3,858,500        2,703,767        3,444,174        1,894,557
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    10,063,427  $     7,673,251  $     3,942,850  $     3,858,500  $     4,038,602  $     3,444,174
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               640,671          368,759          448,975          387,744          458,845          295,742
      Units issued                    351,357          561,594           90,041          203,793          138,740        2,608,867
      Units redeemed                 (256,297)        (289,682)        (112,858)        (142,562)        (117,784)      (2,445,764)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         735,731          640,671          426,158          448,975          479,801          458,845
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 STI Classic Variable Trust        STI Classic Variable Trust        STI Classic Variable Trust
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                             STI
                                  STI Capital Appreciation           International Equity              STI Value Income Stock
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (26,877) $       (21,165) $           295  $          (749) $         8,719  $           113
Net realized gains (losses)             5,913          (55,694)           2,236          (37,161)          49,744         (101,934)
Change in unrealized gains
  (losses)                            131,254          312,312           11,720           54,256          374,456          398,645
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              110,290          235,453           14,251           16,346          432,919          296,824
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              295,809          396,537            1,914            2,984          214,195          305,194
Benefit payments                       (1,262)         (44,020)               -                -          (24,941)          (5,645)
Payments on termination               (78,789)         (72,064)          (2,304)         (30,347)        (323,729)        (130,441)
Loans - net                                (9)               -                -                -              (66)               -
Contract maintenance charge            (1,480)          (1,128)            (109)            (162)          (1,652)          (1,272)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  80,955          137,047          (12,506)        (124,051)       3,672,209         (472,041)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        295,224          416,372          (13,005)        (151,576)       3,536,016         (304,205)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              405,514          651,825            1,246         (135,230)       3,968,935           (7,381)

NET ASSETS AT BEGINNING OF
  PERIOD                            1,871,307        1,219,482           90,500          225,730        1,856,773        1,864,154
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     2,276,821  $     1,871,307  $        91,746  $        90,500  $     5,825,708  $     1,856,773
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               222,505          168,012           10,251           34,461          191,534          241,196
      Units issued                     78,801          138,347              213          290,297          440,598           94,073
      Units redeemed                  (42,736)         (83,854)          (1,622)        (314,507)         (99,296)        (143,735)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         258,570          222,505            8,842           10,251          532,836          191,534
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Strong                        Strong Variable                   T. Rowe Price
                                  Opportunity Funds II, Inc.          Insurance Funds, Inc.             Equity Series, Inc.
                                         Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                     Opportunity Fund II             Mid Cap Growth Fund II         T. Rowe Price Equity Income
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003             2004              2003            2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (271,605) $      (193,485) $      (108,242) $       (96,596) $        47,515  $        64,988
Net realized gains (losses)           271,072         (776,189)        (494,541)        (589,005)       1,356,225         (409,326)
Change in unrealized gains
  (losses)                          2,817,397        5,187,989        1,877,007        2,378,309        3,136,787        4,886,629
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            2,816,864        4,218,315        1,274,224        1,692,708        4,540,527        4,542,291
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,158,665        2,639,703          564,243        1,135,422        4,080,983        5,754,360
Benefit payments                     (191,492)         (90,279)        (150,696)         (50,624)        (349,972)        (323,103)
Payments on termination            (1,087,942)        (828,089)        (631,114)        (407,552)      (2,965,627)      (1,437,857)
Loans - net                               (19)             (23)             (51)             (28)            (160)             (85)
Contract maintenance charge           (10,187)          (8,436)          (5,856)          (5,408)         (15,789)         (10,153)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 810,339       (1,045,368)         991,568          460,330        7,768,632        3,015,622
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      1,679,364          667,508          768,094        1,132,140        8,518,067        6,998,784
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            4,496,228        4,885,823        2,042,318        2,824,848       13,058,594       11,541,075

NET ASSETS AT BEGINNING OF
  PERIOD                           16,545,396       11,659,573        7,403,191        4,578,343       28,311,028       16,769,953
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    21,041,624  $    16,545,396  $     9,445,509  $     7,403,191  $    41,369,622  $    28,311,028
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,350,998        1,225,079          965,519          723,121        2,216,128        1,608,602
      Units issued                    510,694        1,090,868          454,463        1,281,173        1,261,480        1,190,989
      Units redeemed                 (326,729)        (964,949)        (324,905)      (1,038,775)        (608,575)        (583,463)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,534,963        1,350,998        1,095,077          965,519        2,869,033        2,216,128
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         T. Rowe Price                    T. Rowe Price                    T. Rowe Price
                                      Equity Series, Inc.              Equity Series, Inc.            Equity Series, Inc. - II
                                          Sub-Account                      Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                          T. Rowe Price                    T. Rowe Price
                                T. Rowe Price Mid-Cap Growth           New America Growth               Blue Chip Growth II
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003            2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (449,225) $      (256,345) $       (54,714) $       (33,217) $        (3,380) $             -
Net realized gains (losses)           809,171           15,638           68,427         (376,556)           5,007                -
Change in unrealized gains
  (losses)                          4,231,282        5,867,898          318,932          941,472          203,591                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            4,591,228        5,627,191          332,645          531,699          205,218                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            3,769,401        5,649,809          644,411          858,082        2,586,106                -
Benefit payments                     (227,642)         (76,682)          (8,370)         (12,688)         (32,917)               -
Payments on termination            (1,779,051)      (1,246,141)        (284,649)        (274,699)          (9,489)               -
Loans - net                               (16)             (20)             (15)             (14)               -                -
Contract maintenance charge           (15,346)          (9,049)          (2,196)          (1,532)               -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                (813,503)       4,708,107          235,085         (363,764)         655,956                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        933,843        9,026,024          584,266          205,385        3,199,656                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            5,525,071       14,653,215          916,911          737,084        3,404,874                -

NET ASSETS AT BEGINNING OF
  PERIOD                           26,890,944       12,237,729        3,397,961        2,660,877                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    32,416,015  $    26,890,944  $     4,314,872  $     3,397,961  $     3,404,874  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,994,384        1,180,752          398,461          409,524                -                -
      Units issued                    549,258        1,565,458          227,358          760,148          344,338                -
      Units redeemed                 (439,717)        (751,826)        (157,120)        (771,211)         (19,015)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       2,103,925        1,994,384          468,699          398,461          325,323                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       T. Rowe Price                     T. Rowe Price                     The Universal
                                  Equity Series, Inc. - II         International Series, Inc.        Institutional Funds, Inc.
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                        T. Rowe Price                    T. Rowe Price
                                      Equity Income II                International Stock           Van Kampen UIF Equity Growth
                              --------------------------------  --------------------------------  --------------------------------
                                                                                                       2004
                                  2004 (b)         2003 (b)          2004             2003        (a) (n) (p) (s)      2003 (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        22,116  $             -  $       (13,029) $           225  $      (247,221) $             -
Net realized gains (losses)           204,276                -           54,016         (127,425)          19,749                -
Change in unrealized gains
  (losses)                            691,287                -          687,939          955,130        2,412,828                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              917,679                -          728,926          827,930        2,185,356                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                           10,063,949                -        1,087,641        1,095,721          683,356                -
Benefit payments                       (7,449)               -          (30,258)         (59,978)         (32,352)               -
Payments on termination               (70,356)               -         (481,353)        (365,854)      (1,418,931)               -
Loans - net                                 -                -              (16)             (21)             (96)               -
Contract maintenance charge                 -                -           (2,720)          (1,609)          (3,723)               -
Transfers among the
  sub-accounts and with the
  Fixed Account - net               1,959,270                -        1,266,546          669,834       29,014,484                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     11,945,414                -        1,839,840        1,338,093       28,242,738                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           12,863,093                -        2,568,766        2,166,023       30,428,094                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -        4,715,463        2,549,440                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    12,863,093  $             -  $     7,284,229  $     4,715,463  $    30,428,094  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -          563,077          375,829                -                -
      Units issued                  1,196,483                -          380,512        3,121,223        3,277,553                -
      Units redeemed                  (35,623)               -         (160,313)      (2,933,975)        (452,074)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,160,860                -          783,276          563,077        2,825,479                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b)  For period beginning February 2, 2004 and ended December 31, 2004
(n)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(p)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(s)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        The Universal                     The Universal                    The Universal
                                  Institutional Funds, Inc.         Institutional Funds, Inc.        Institutional Funds, Inc.
                                         Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                                                           Van Kampen UIF
                                 Van Kampen UIF High Yield        Van Kampen UIF Mid Cap Growth        U.S. Mid Cap Value (v)
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003          2004 (q) (t)       2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       324,999  $       (52,357) $       (88,686) $       (53,782) $      (400,868) $       (69,865)
Net realized gains (losses)            46,268          (60,583)         (15,835)        (240,551)         120,116         (163,579)
Change in unrealized gains
  (losses)                            204,769          831,158        1,233,864        1,497,635        5,032,348        1,863,150
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              576,036          718,218        1,129,343        1,203,302        4,751,596        1,629,706
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,186,301        1,587,504          550,222        1,001,509        1,632,151          639,105
Benefit payments                      (13,918)         (15,813)          (6,557)         (14,158)         (63,558)         (24,134)
Payments on termination              (450,730)        (409,948)        (490,582)        (353,250)      (1,807,675)        (313,298)
Loans - net                                 -                -                -                -             (177)               -
Contract maintenance charge              (921)            (624)          (2,010)          (1,526)          (7,978)          (2,119)
Transfers among the
  sub-accounts and with the
  Fixed Account - net               1,875,193        1,390,311          566,574          972,506       31,045,537          261,473
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      2,595,925        2,551,430          617,647        1,605,081       30,798,300          561,027
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            3,171,961        3,269,648        1,746,990        2,808,383       35,549,896        2,190,733

NET ASSETS AT BEGINNING OF
  PERIOD                            5,631,002        2,361,354        5,413,708        2,605,325        6,227,531        4,036,798
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     8,802,963  $     5,631,002  $     7,160,698  $     5,413,708  $    41,777,427  $     6,227,531
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               558,575          292,033          650,910          437,507          501,556          453,307
      Units issued                    422,409          417,675          212,844          321,111        3,568,910          153,727
      Units redeemed                 (169,050)        (151,133)        (145,162)        (107,708)        (668,128)        (105,478)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         811,934          558,575          718,592          650,910        3,402,338          501,556
                              ===============  ===============  ===============  ===============  ===============  ===============

(q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(v)  Previously known as Van Kampen UIF Mid Cap Core

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 The Universal Institutional       The Universal Institutional           Van Eck Worldwide
                                    Funds, Inc. (Class II)            Funds, Inc. (Class II)              Insurance Trust
                                         Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                        Van Kampen UIF                 Van Kampen UIF U.S.               Van Eck Worldwide
                                   Equity Growth (Class II)          Real Estate (Class II)               Absolute Return
                              --------------------------------  --------------------------------  --------------------------------
                                  2004 (b)         2003 (b)          2004            2003 (w)         2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (4,861) $             -  $       (18,720) $        (2,369) $        (5,117) $             -
Net realized gains (losses)             1,398                -          206,951            4,362              (36)               -
Change in unrealized gains
  (losses)                             79,990                -        1,835,935           40,277            2,297                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations               76,527                -        2,024,166           42,270           (2,856)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              928,897                -        8,484,716          263,483          767,082                -
Benefit payments                      (16,529)               -          (97,623)               -                -                -
Payments on termination                (2,825)               -         (294,069)          (2,549)          (5,186)               -
Loans - net                                 -                -                -                -                -                -
Contract maintenance charge                 -                -                -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 134,802                -        2,570,843          568,031          138,960                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      1,044,345                -       10,663,867          828,965          900,856                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,120,872                -       12,688,033          871,235          898,000                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -          871,235                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,120,872  $             -  $    13,559,268  $       871,235  $       898,000  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -           68,305                -                -                -
      Units issued                    112,527                -        1,129,605           79,976           93,282                -
      Units redeemed                   (4,291)               -         (175,207)         (11,671)          (2,538)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         108,236                -        1,022,703           68,305           90,744                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004
(w)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Van Kampen
                                     Van Eck Worldwide                 Van Eck Worldwide                  Life Investment
                                      Insurance Trust                   Insurance Trust                   Trust (Class II)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                     Van Eck Worldwide                      Van Eck                        LIT Aggressive
                                      Emerging Markets               Worldwide Hard Assets               Growth (Class II)
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (b)         2003 (b)         2004 (b)         2003 (b)      2004 (b) (k) (r)    2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (2,913) $             -  $        (4,214) $             -  $        (95,884) $            -
Net realized gains (losses)             3,569                -            6,713                -            68,490               -
Change in unrealized gains
  (losses)                             94,606                -           80,511                -         1,068,636               -
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------

Increase (decrease) in net
  assets from operations               95,262                -           83,010                -         1,041,242               -
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              419,647                -          921,175                -         1,039,247               -
Benefit payments                            -                -           (1,422)               -           (17,317)              -
Payments on termination                (4,756)               -           (4,931)               -          (536,772)              -
Loans - net                                 -                -                -                -               (97)              -
Contract maintenance charge                 -                -                -                -            (2,376)              -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 127,065                -          202,226                -         8,461,112               -
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------

Increase (decrease) in net
  assets from contract
  transactions                        541,956                -        1,117,048                -         8,943,797               -
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS                              637,218                -        1,200,058                -         9,985,039               -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -                -                -                 -               -
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------

NET ASSETS AT END OF PERIOD   $       637,218  $             -  $     1,200,058  $             -  $      9,985,039  $            -
                              ===============  ===============  ===============  ===============  ================  ==============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -                -                -                 -               -
      Units issued                     56,087                -          104,633                -         1,433,015               -
      Units redeemed                   (3,320)               -           (8,069)               -          (536,027)              -
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------
  Units outstanding at end
    of period                          52,767                -           96,564                -           896,988               -
                              ===============  ===============  ===============  ===============  ================  ==============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                                      Van Kampen                           Van Kampen
                                                    Life Investment                      Life Investment
                                                   Trust (Class II)                     Trust (Class II)
                                                      Sub-Account                          Sub-Account
                                         -----------------------------------  -----------------------------------
                                                                                         LIT Growth and
                                               LIT Government (Class II)                Income (Class II)
                                         -----------------------------------  -----------------------------------
                                              2004 (b)          2003 (b)            2004               2003
                                         ----------------   ----------------  ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)             $        (17,859)  $              -  $       (249,810)  $        (92,724)
Net realized gains (losses)                         1,835                  -           376,403             16,854
Change in unrealized gains (losses)                54,314                  -         3,756,358          2,613,760
                                         ----------------   ----------------  ----------------   ----------------

Increase (decrease) in net assets
  from operations                                  38,290                  -         3,882,951          2,537,890
                                         ----------------   ----------------  ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        3,141,725                  -        10,291,313          5,711,496
Benefit payments                                   (1,478)                 -          (249,446)           (37,628)
Payments on termination                           (41,359)                 -        (2,319,105)          (732,849)
Loans - net                                             -                  -              (109)               (28)
Contract maintenance charge                             -                  -            (6,086)            (1,521)
Transfers among the sub-accounts
  and with the Fixed Account - net                794,247                  -        10,623,232          5,567,332
                                         ----------------   ----------------  ----------------   ----------------

Increase (decrease) in net assets
  from contract transactions                    3,893,135                  -        18,339,799         10,506,802
                                         ----------------   ----------------  ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS               3,931,425                  -        22,222,750         13,044,692

NET ASSETS AT BEGINNING OF PERIOD                       -                  -        17,817,199          4,772,507
                                         ----------------   ----------------  ----------------   ----------------

NET ASSETS AT END OF PERIOD              $      3,931,425   $              -  $     40,039,949   $     17,817,199
                                         ================   ================  ================   ================

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                              -                  -         1,743,087            588,415
      Units issued                                405,831                  -         2,234,037          1,395,061
      Units redeemed                              (19,098)                 -          (474,537)          (240,389)
                                         ----------------   ----------------  ----------------   ----------------
  Units outstanding at end of period              386,733                  -         3,502,587          1,743,087
                                         ================   ================  ================   ================

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

      Lincoln Benefit sells six variable annuity contracts, Investor's Select, Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. After December 31, 2003, Investor's Select accepts deposits from existing contractholders, but is not available to new investors. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      AIM VARIABLE INSURANCE FUNDS                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND
           AIM V.I. Basic Value                             (CONTINUED)
           AIM V.I. Dent Demographics                       VIP Money Market
      AIM VARIABLE INSURANCE FUNDS SERIES II                VIP Overseas
           AIM V.I. Basic Value II                     FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE
           AIM V.I. Capital Appreciation II                 CLASS 2)
           AIM V.I. Dent Demographics II                    VIP Asset Manager Growth (Service
           AIM V.I. Mid Cap Core Equity II                    Class 2)
           AIM V.I. Premier Equity II                       VIP Contrafund (Service Class 2)
      THE ALGER AMERICAN FUND                               VIP Equity-Income (Service Class 2)
           Alger Growth (Previously known as                VIP Growth (Service Class 2)
             Growth)                                        VIP Index 500 (Service Class 2)
           Alger Income & Growth (Previously                VIP Investment Grade Bond (Service
             known as Income & Growth)                        Class 2)
           Alger Leveraged AllCap (Previously               VIP Money Market (Service Class 2)
             known as Leveraged AllCap)                     VIP Overseas (Service Class 2)
           Alger MidCap Growth (Previously known       GOLDMAN SACHS VARIABLE INSURANCE TRUST
             as MidCap Growth)                              VIT CORE Small Cap Equity
           Alger Small Capitalization (Previously           VIT International Equity
             known as Small Capitalization)            J.P. MORGAN SERIES TRUST II
      THE ALGER AMERICAN FUND (SERIES - S)                  Small Company
           Alger Growth (Series - S) (Previously       JANUS ASPEN SERIES
             known as Growth (Series - S))                  Balanced
           Alger Leveraged AllCap (Series - S)              Capital Appreciation
           Alger MidCap Growth (Series - S)                 Flexible Income
      FEDERATED INSURANCE SERIES                            Growth
           Federated Capital Income Fund II                 Mid Cap Growth
           Federated Fund for U.S. Government               Worldwide Growth
             Securities II                             JANUS ASPEN SERIES (SERVICE SHARES)
           Federated High Income Bond Fund II               Balanced (Service Shares)
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND             Capital Appreciation (Service Shares)
           VIP Asset Manager Growth (Previously             Foreign Stock (Service Shares) (Previously
             known as VIP Asset Manager)                      known as International Value (Service
           VIP Contrafund                                     Shares))
           VIP Equity-Income                                Mid Cap Value (Service Shares)
           VIP Growth                                       Risk-Managed Core (Service Shares)
           VIP Index 500                                    Worldwide Growth (Service Shares)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------------------------
      LAZARD RETIREMENT SERIES, INC.                   PANORAMA SERIES FUND, INC. (SERVICE CLASS
           Emerging Markets                                 ("SC"))
           International Equity                             Oppenheimer International Growth (SC)
      LSA VARIABLE SERIES TRUST                        PIMCO ADVISORS VARIABLE INSURANCE TRUST
           LSA Aggressive Growth (Merged into LIT           NJF Small Cap Value
             Aggressive Growth (Class II) on April          OpCap Balanced
             30, 2004)                                      OpCap Equity
           LSA Balanced (Merged into OpCap Balanced         OpCap Small Cap
             on April 30, 2004)                             PEA Renaissance
           LSA Basic Value (Merged into AIM V.I.            PEA Science and Technology
             Basic Value on April 30, 2004)            PIMCO VARIABLE INSURANCE TRUST
           LSA Blue Chip (Merged into Van Kampen UIF        Foreign Bond
             Equity Growth on April 30, 2004)               Money Market
           LSA Capital Appreciation (Merged into            PIMCO Real Return
             Capital Appreciation on April 30,              PIMCO Total Return
             2004)                                          StocksPLUS Growth and Income Portfolio
           LSA Capital Growth (Merged into Van         PUTNAM VARIABLE TRUST
             Kampen UIF Equity Growth on April 30,          VT High Yield
             2004)                                          VT International Growth and Income
           LSA Disciplined Equity (Merged into LSA     RYDEX VARIABLE TRUST
             Equity Growth on April 30, 2003)               Rydex OTC
           LSA Diversified Mid Cap (Merged into Van         Rydex Sector Rotation
             Kampen UIF U.S. Mid Cap Value on April    SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
             30, 2004)                                      Investors
           LSA Emerging Growth Equity (Merged into          Variable All Cap
             LIT Aggressive Growth (Class II) on       SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
             April 30, 2004)                                (CLASS II)
           LSA Equity Growth (Merged into Van Kampen        All Cap (Class II)
             UIF Equity Growth on April 30, 2004)           High Yield (Class II)
           LSA Mid Cap Value (Merged into Van Kampen        Variable Investors (Class II)
             UIF U.S. Mid Cap Value on April 30,       SCUDDER VARIABLE INSURANCE TRUST (CLASS B)
             2004)                                          EAFE Equity Index (Class B)
           LSA Value Equity (Merged into Investors          Equity 500 Index (Class B)
             on April 30, 2004)                             Small Cap Index (Class B)
      MFS VARIABLE INSURANCE TRUST                     SCUDDER VARIABLE SERIES I
           MFS Emerging Growth                              Balanced
           MFS Investors Trust                              Bond
           MFS New Discovery                                Global Discovery
           MFS Research                                     Growth and Income
           MFS Total Return                                 International
      MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)     STI CLASSIC VARIABLE TRUST
           MFS High Income (Service Class)                  STI Capital Appreciation
           MFS Investor Growth Stock (Service               STI International Equity
             Class)                                         STI Value Income Stock
           MFS Investors Trust (Service Class)         STRONG OPPORTUNITY FUND II, INC.
           MFS New Discovery (Service Class)                Opportunity Fund II
           MFS Total Return (Service Class)            STRONG VARIABLE INSURANCE FUNDS, INC.
           MFS Utilities (Service Class)                    Mid Cap Growth Fund II
           MFS Value (Service Class)                   T. ROWE PRICE EQUITY SERIES, INC.
      OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE           T. Rowe Price Equity Income
           CLASS ("SC"))                                    T. Rowe Price Mid-Cap Growth
           Oppenheimer Global Securities (SC)               T. Rowe Price New America Growth
           Oppenheimer Main Street Small Cap Growth    T. ROWE PRICE EQUITY SERIES, INC. - II
             (SC)                                           T. Rowe Price Blue Chip Growth II
                                                            T. Rowe Price Equity Income II
                                                       T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                            T. Rowe Price International Stock

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
           Van Kampen UIF Equity Growth
           Van Kampen UIF High Yield
           Van Kampen UIF Mid Cap Growth
           Van Kampen UIF U.S. Mid Cap Value
      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
           (CLASS II)
           Van Kampen UIF Equity Growth (Class II)
           Van Kampen UIF U.S. Real Estate
           (Class II)
      VAN ECK WORKWIDE INSURANCE TRUST
           Van Eck Worldwide Absolute Return
           Van Eck Worldwide Emerging Markets
           Van Eck Worldwide Hard Assets
      VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
           LIT Aggressive Growth (Class II)
           LIT Government (Class II)
           LIT Growth and Income (Class II)

      The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note
      3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the general account of Lincoln Benefit.

      A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

      Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

      Lincoln Benefit provides insurance and administrative services to the contractholders for a fee. Lincoln Benefit also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Lincoln Benefit has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

      The LSA Variable Series Trust (the "Trust") was managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager received a management fee from the Trust at an annual rate as a percentage of average daily net assets ranging from 0.80% to 1.05%. The Trust paid $653,331 in management fees to the Manager during 2004. As of April 30, 2004 the Trust was dissolved and sub-accounts were merged with other sub-accounts of the Account.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

      DIVIDENDS- Dividends declared by the Funds are recognized on the ex-dividend date.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of
      Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Lincoln Benefit.

      USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

      ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

      CONTRACT ADMINISTRATION CHARGE - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. The contract administration charge is recognized as redemption of units.

      WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8% in the early years of the Contract and declines to 0% after a specified period depending upon the Contract. These amounts are included in payments on terminations but are remitted to Lincoln Benefit.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS

    The cost of purchases of investments for the year ended December 31, 2004 were as follows:

                                                                                                     Purchases
                                                                                                  ---------------
    Investments in the AIM Variable Insurance Funds Sub-Accounts:
            AIM V. I. Basic Value (a) (m)                                                         $    31,029,209
            AIM V. I. Dent Demographics                                                                   332,942

    Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
            AIM V. I. Basic Value II (b)                                                                6,142,706
            AIM V. I. Capital Appreciation II (b)                                                       1,158,178
            AIM V. I. Dent Demographics II (b)                                                            314,054
            AIM V.I. Mid Cap Core Equity II (b)                                                         5,420,013
            AIM V. I. Premier Equity II (b)                                                               749,150

    Investments in The Alger American Fund Sub-Accounts:
            Alger Growth (c)                                                                            4,323,623
            Alger Income and Growth (d)                                                                 3,456,864
            Alger Leveraged AllCap (e)                                                                  2,977,636
            Alger MidCap Growth (f)                                                                    11,826,777
            Alger Small Capitalization (g)                                                              6,741,262

    Investments in The Alger American Fund (Series-S) Sub-Accounts:
            Alger Growth (Series-S) (h)                                                                 7,900,708
            Alger Leveraged All Cap (Series-S) (b)                                                        933,499
            Alger Mid Cap Growth (Series-S) (b)                                                         4,197,884

    Investments in the Federated Insurance Series Sub-Accounts:
            Federated Capital Income Fund II                                                            2,412,928
            Federated Fund for U.S. Government Securities II                                            9,090,851
            Federated High Income Bond Fund II                                                         13,611,282

    Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
            VIP Asset Manager Growth (i)                                                                4,026,575
            VIP Contrafund                                                                             13,223,940
            VIP Equity-Income                                                                          14,527,240
            VIP Growth                                                                                  8,267,132
            VIP Index 500                                                                              24,049,661

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (c) Previously known as Growth
    (d) Previously known as Income and Growth
    (e) Previously known as Leveraged AllCap
    (f) Previously known as MidCap Growth
    (g) Previously known as Small Capitalization
    (h) Previously known as Growth (Series -S)
    (i) Previously known as VIP Asset Manager
    (m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESMENTS (CONTINUED)

                                                                                                     Purchases
                                                                                                  ---------------
    Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts (continued):
            VIP Money Market                                                                      $    42,718,438
            VIP Overseas                                                                                6,545,898

    Investments in the Fidelity Variable Insurance Products Fund
       (Service Class 2) Sub-Accounts:
            VIP Asset Manager Growth (Service Class 2) (b)                                              2,877,525
            VIP Contrafund (Service Class 2) (b)                                                        5,533,753
            VIP Equity-Income (Service Class 2)                                                        13,348,579
            VIP Growth (Service Class 2)                                                               12,401,383
            VIP Index 500 (Service Class 2) (b)                                                        12,044,309
            VIP Investment Grade Bond (Service Class 2)                                                19,711,652
            VIP Money Market (Service Class 2) (b)                                                     20,748,554
            VIP Overseas (Service Class 2)                                                              6,096,869

    Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
            VIT CORE Small Cap Equity                                                                   1,627,823
            VIT International Equity                                                                      766,038

    Investments in the J.P. Morgan Series Trust II Sub-Account:
            Small Company                                                                               1,100,038

    Investments in the Janus Aspen Series Sub-Accounts:
            Balanced                                                                                    7,373,274
            Capital Appreciation (a) (o)                                                                5,856,041
            Flexible Income                                                                             6,430,775
            Growth                                                                                      2,269,607
            Mid Cap Growth                                                                              4,547,987
            Worldwide Growth                                                                            1,818,745

    Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
            Balanced (Service Shares) (b)                                                               2,792,530
            Capital Appreciation (Service Shares) (b)                                                     873,858
            Foreign Stock (Service Shares) (j)                                                          6,632,113
            Mid Cap Value (Service Shares) (b)                                                          3,640,032
            Risk-Managed Core (Service Shares) (b)                                                      1,606,662
            Worldwide Growth (Service Shares)                                                             904,355

    Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
            Emerging Markets                                                                            2,186,814
            International Equity                                                                          326,958

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (j) Previously known as International Value (Service Shares)
    (o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESMENTS (CONTINUED)

                                                                                                     Purchases
                                                                                                  ---------------
    Investments in the LSA Variable Series Trust Sub-Accounts:
            LSA Aggressive Growth (k)                                                             $       852,022
            LSA Balanced (l)                                                                            5,157,154
            LSA Basic Value (m)                                                                         7,029,673
            LSA Blue Chip (n)                                                                           3,421,299
            LSA Capital Appreciation (o)                                                                1,024,790
            LSA Capital Growth (p)                                                                        464,584
            LSA Diversified Mid Cap (q)                                                                 3,931,224
            LSA Emerging Growth Equity (r)                                                              1,686,041
            LSA Equity Growth (s)                                                                         815,222
            LSA Mid Cap Value (t)                                                                       5,604,798
            LSA Value Equity (u)                                                                        4,399,383

    Investments in the MFS Variable Insurance Trust Sub-Accounts:
            MFS Emerging Growth                                                                         1,059,934
            MFS Investors Trust                                                                           691,270
            MFS New Discovery                                                                           5,697,232
            MFS Research                                                                                  922,456
            MFS Total Return                                                                            8,765,043

    Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
            MFS High Income (Service Class) (b)                                                         4,601,023
            MFS Investors Growth Stock (Service Class) (b)                                                714,878
            MFS Investors Trust (Service Class) (b)                                                       929,080
            MFS New Discovery (Service Class)                                                           4,025,812
            MFS Total Return (Service Class) (b)                                                        7,252,705
            MFS Utilities (Service Class)                                                               2,053,992
            MFS Value (Service Class) (b)                                                               1,681,612

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
    (l) On April 30, 2004, LSA Balanced merged into OpCap Balanced
    (m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
    (n) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity
        Growth
    (o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
    (p) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
    (q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
    (r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
    (s) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
    (t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
    (u) On April 30, 2004, LSA Value Equity merged into Investors

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESMENTS (CONTINUED)

                                                                                                     Purchases
                                                                                                  ---------------
    Investments in the Oppenheimer Variable Account Funds
        (Service Class ("SC")) Sub-Accounts:
            Oppenheimer Global Securities (SC) (b)                                                $     5,762,794
            Oppenheimer Main Street Small Cap Growth (SC)                                              19,576,757

    Investments in the Panorama Series Fund, Inc. (Service Class ("SC")) Sub-Account:
            Oppenheimer International Growth (SC)                                                       1,364,002

    Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts:
            NJF Small Cap Value (b)                                                                     2,442,387
            OpCap Balanced (a) (l)                                                                     30,194,456
            OpCap Equity                                                                                1,811,310
            OpCap Small Cap                                                                            10,338,990
            PEA Renaissance (b)                                                                         4,045,774
            PEA Science and Technology                                                                 12,536,891

    Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
            Foreign Bond                                                                                9,839,329
            Money Market                                                                               29,715,775
            PIMCO Real Return                                                                          11,467,512
            PIMCO Total Return                                                                         37,863,777
            StocksPLUS Growth and Income Portfolio                                                      1,851,945

    Investments in the Putnam Variable Trust Sub-Accounts:
            VT High Yield                                                                               5,225,453
            VT International Growth and Income                                                          3,056,719

    Investments in the Rydex Variable Trust Sub-Accounts:
            Rydex OTC                                                                                   1,182,520
            Rydex Sector Rotation                                                                         621,205

    Investments in the Salomon Brothers Variable Series Funds Sub-Accounts:
            Investors (a) (u)                                                                          17,410,497
            Variable All Cap                                                                            2,832,190

    Investments in the Salomon Brothers Variable Series Funds (Class II) Sub-Accounts:
            All Cap (Class II) (b)                                                                        834,627
            High Yield (Class II) (b)                                                                   7,396,329
            Variable Investors (Class II) (b)                                                           1,057,672

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (l) On April 30, 2004, LSA Balanced merged into OpCap Balanced
    (u) On April 30, 2004, LSA Value Equity merged into Investors

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESMENTS (CONTINUED)

                                                                                                     Purchases
                                                                                                  ---------------
    Investments in the Scudder Insurance Trust (Class B) Sub-Accounts:
            EAFE Equity Index (Class B)                                                           $       374,408
            Equity 500 Index (Class B)                                                                  2,179,688
            Small Cap Index (Class B)                                                                     926,838

    Investments in the Scudder Variable Series I Sub-Accounts:
            Balanced                                                                                    2,263,791
            Bond                                                                                        6,898,854
            Global Discovery                                                                            3,473,780
            Growth and Income                                                                             683,319
            International                                                                                 967,698

    Investments in the STI Classic Variable Trust Sub-Accounts:
            STI Capital Appreciation                                                                      611,605
            STI International Equity                                                                        3,143
            STI Value Income Stock                                                                      4,447,065

    Investments in the Strong Variable Insurance Funds, Inc. Fund Sub-Account:
            Mid Cap Growth Fund II                                                                      3,388,457

    Investments in the Strong Opportunity Funds II, Inc. Sub-Account:
            Opportunity Fund II                                                                         5,253,195

    Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
            T. Rowe Price Equity Income                                                                14,945,916
            T. Rowe Price Mid-Cap Growth                                                                5,698,731
            T. Rowe Price New America Growth                                                            1,848,485

    Investments in the T. Rowe Price Equity Series, Inc. - II Sub-Accounts:
            T. Rowe Price Blue Chip Growth II (b)                                                       3,307,932
            T. Rowe Price Equity Income II (b)                                                         12,440,449

    Investments in the T. Rowe Price International Series, Inc. Sub-Account:
            T. Rowe Price International Stock                                                           3,075,066

    Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
            Van Kampen UIF Equity Growth (a) (n) (p) (s)                                               31,595,047
            Van Kampen UIF High Yield                                                                   4,241,406
            Van Kampen UIF Mid Cap Core                                                                36,239,128

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (n) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity
        Growth
    (p) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
    (s) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESMENTS (CONTINUED)

                                                                                                     Purchases
                                                                                                  ---------------
    Investments in The Universal Institutional Funds, Inc. Sub-Accounts (continued):
            Van Kampen UIF Mid Cap Growth (q) (t) (v)                                             $     1,605,173

    Investments in The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
            Van Kampen UIF Equity Growth  (Class II) (b)                                                1,073,403
            Van Kampen UIF U.S. Real Estate  (Class II)                                                12,446,934

    Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
            Van Eck Worldwide Absolute Return (b)                                                         921,684
            Van Eck Worldwide Emerging Markets (b)                                                        570,024
            Van Eck Worldwide Hard Assets (b)                                                           1,206,926

    Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
            LIT Aggressive Growth (Class II) (b) (k) (r)                                               13,956,087
            LIT Government (Class II) (b)                                                               4,071,014
            LIT Growth and Income (Class II)                                                           21,804,082
                                                                                                  ---------------
                                                                                                  $   863,224,190
                                                                                                  ===============

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
    (q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
    (r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
    (t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
    (v) Previously known as Van Kampen UIF Mid Cap Core

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS

    Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contract holders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

    In the table below, the units, the range of lowest to highest accumulation unit fair values, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

    As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contract holder. This results in several accumulation unit values for each sub-account based upon those choices.

    ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

        * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

       ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

      *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

          Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment      Expense Ratio**     Total Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the AIM Variable
       Insurance Funds Sub-Accounts:
          AIM V. I. Basic Value
            2004 (a) (m)                2,446  $ 10.76 - $ 10.82  $   26,418          0.00%    1.25% -     2.05%    7.62% -    8.21%
          AIM V. I. Dent Demographics
            2004                          150     9.24 -    9.47       1,410          0.00     1.35  -     2.05     6.03  -    6.79
            2003                          144     8.72 -    8.87       1,267          0.00     1.35  -     2.05   -12.83  -   35.61
            2002                          104     6.48 -    6.54         679          0.00     1.35  -     1.95   -33.53  -  -33.12
            2001 (y)                       11     9.75 -    9.77         103          0.00     1.35  -     1.95    -2.48  -   -2.26

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the AIM Variable
       Insurance Funds Series II
         Sub-Accounts:
          AIM V. I. Basic Value II
            2004 (b)                      591  $ 10.65 - $ 10.75  $    6,340           0.00%   1.35%  -    2.30%    6.51% -    7.45%
          AIM V. I. Capital
           Appreciation II
            2004 (b)                      116    10.21 -   10.30       1,188           0.00    1.35   -    2.30     2.13  -    3.03
          AIM V. I. Dent
           Demographics II
            2004 (b)                       31    10.21 -   10.30         319           0.00    1.35   -    2.30     2.10  -    3.00
          AIM V. I. Mid Cap
           Core Equity II
            2004 (b)                      493    10.89 -   10.99       5,403           0.04    1.35   -    2.30     8.92  -    9.89
          AIM V. I. Premier
           Equity II
            2004 (b)                       74    10.19 -   10.28         761           0.49    1.35   -    2.30     1.87  -    2.77

    Investments in The Alger
       American Fund
         Sub-Accounts:
          Alger Growth (c)
            2004                        2,389     6.40 -   10.62      22,746           0.00    1.25   -    1.80     3.62  -    4.19
            2003                        2,416     6.17 -   10.20      23,001           0.00    1.25   -    1.80    32.75  -   33.48
            2002                        2,015     4.65 -    7.64      15,293           0.04    1.25   -    1.80   -34.19  -  -33.83
            2001                        2,405     7.07 -   11.54      28,005           0.23    1.25   -    1.80   -13.40  -  -12.92
          Alger Income &
           Growth (d)
            2004                        2,214     7.14 -   12.40      24,441           0.55    1.25   -    1.80     5.92  -    6.51
            2003                        2,447     6.74 -   11.64      26,121           0.29    1.25   -    1.80    27.53  -   28.23
            2002                        2,331     5.28 -    9.08      20,204           0.67    1.25   -    1.80   -32.33  -  -31.96
            2001                        2,450     7.81 -   13.34      32,508           0.37    1.25   -    1.80   -15.86  -  -15.39
          Alger Leveraged AllCap (e)
            2004                        1,931     5.79 -   12.88      18,677           0.00    1.25   -    1.80     6.26  -    6.84
            2003                        1,850     5.45 -   12.06      18,049           0.00    1.25   -    1.80    32.32  -   33.05
            2002                        1,543     4.12 -    9.06      12,637           0.01    1.25   -    1.80   -35.09  -  -34.73
            2001                        1,583     6.34 -   13.88      21,195           0.00    1.25   -    1.80   -17.44  -  -16.98

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (c) Previously known as Growth
    (d) Previously known as Income and Growth
    (e) Previously known as Leveraged AllCap

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in The Alger
       American Fund
        Sub-Accounts (continued):
          Alger MidCap Growth (f)
            2004                        2,634  $  9.66 - $ 17.04  $   35,746           0.00%   1.25%  -    1.80%   11.03% -   11.64%
            2003                        2,484     8.70 -   15.26      31,408           0.00    1.25   -    1.80    45.16  -   45.96
            2002                        1,575     6.00 -   10.46      15,074           0.00    1.25   -    1.80   -30.80  -  -30.42
            2001                        1,618     8.66 -   15.03      23,790           0.00    1.25   -    1.80    -8.20  -   -7.69
          Alger Small
           Capitalization (g)
            2004                        1,788     5.79 -    9.45      14,871           0.00    1.25   -    1.80    14.49  -   15.12
            2003                        1,739     5.06 -    8.21      12,925           0.00    1.25   -    1.80    39.81  -   40.58
            2002                        1,232     3.62 -    5.84       6,750           0.00    1.25   -    1.80   -27.54  -  -27.14
            2001                        1,184     4.99 -    8.02       9,006           0.04    1.25   -    1.80   -30.78  -  -30.40

    Investments in The Alger
       American Fund (Series -S)
        Sub-Accounts:
          Alger Growth (Series-S) (h)
            2004                          807    10.00 -   12.83       9,296           0.00    1.35   -    2.45     0.00  -    3.82
            2003 (w)                      138    12.29 -   12.36       1,699           0.00    1.35   -    2.15    22.94  -   23.61
          Alger Leveraged AllCap
           (Series-S)
            2004 (b)                       87    10.13 -   10.22         889           0.00    1.35   -    2.30     1.30  -    2.19
          Alger MidCap Growth
           (Series-S)
            2004 (b)                      415    10.53 -   10.63       4,401           0.00    1.35   -    2.30     5.35  -    6.28

    Investments in the Federated
       Insurance Series
        Sub-Accounts:
          Federated Capital
           Income Fund II
            2004                          955     7.40 -    8.32       9,163           4.42    1.25   -    1.80     7.96  -    8.56
            2003                        1,008     6.86 -    7.67       9,113           5.98    1.25   -    1.80    18.52  -   19.17
            2002                        1,107     5.78 -    6.43       8,710           5.48    1.25   -    1.80   -25.31  -  -24.89
            2001                        1,363     7.74 -    8.57      14,446           3.47    1.25   -    1.80   -15.27  -  -14.80

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (f) Previously known as MidCap Growth
    (g) Previously known as Small Capitalization
    (h) Previously known as Growth (Series -S)
    (w) For the period beginning May 1, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Federated
       Insurance Series
       Sub-Accounts (continued):
          Federated Fund for U.S.
            Government
            Securities II
             2004                       3,350  $ 12.22 - $ 13.01  $   44,723           4.61%   1.25%  -    1.80%    1.76% -    2.32%
             2003                       4,333    12.01 -   12.71      57,279           4.42    1.25   -    1.80     0.54  -    1.09
             2002                       6,221    11.94 -   12.57      82,676           3.11    1.25   -    1.80     7.10  -    7.69
             2001                       4,587    11.15 -   11.67      57,925           3.23    1.25   -    1.80     5.11  -    5.69
          Federated High Income
             Bond Fund II
             2004                       2,572    11.80 -   11.87      32,896           7.10    1.25   -    1.80     8.49  -    9.09
             2003                       2,278    10.81 -   10.94      27,544           7.13    1.25   -    1.80    20.04  -   20.70
             2002                       1,595     8.96 -    9.11      17,044          11.73    1.25   -    1.80    -0.42  -    0.13
             2001                       1,971     8.95 -    9.15      20,918          13.16    1.25   -    1.80    -0.44  -    0.11

    Investments in the Fidelity
       Variable Insurance Products
       Fund Sub-Accounts:
          VIP Asset Manager
            Growth (i)
             2004                       1,455     9.72 -   11.65      19,256           2.71    1.25   -    1.80     3.59  -    4.16
             2003                       1,378     9.38 -   11.19      18,163           3.49    1.25   -    1.80    15.87  -   16.51
             2002                       1,365     8.09 -    9.60      16,044           4.06    1.25   -    1.80   -10.36  -   -9.86
             2001                       1,495     9.03 -   10.65      20,287           4.19    1.25   -    1.80    -5.81  -   -5.29
          VIP Contrafund
             2004                       5,563    10.30 -   14.55      82,371           0.32    1.25   -    1.80    13.42  -   14.04
             2003                       5,122     9.08 -   12.76      69,173           0.41    1.25   -    1.80    26.17  -   26.87
             2002                       4,103     7.19 -   10.06      47,439           0.84    1.25   -    1.80   -10.97  -  -10.48
             2001                       3,931     8.08 -   11.24      53,585           0.78    1.25   -    1.80   -13.82  -  -13.34
          VIP Equity-Income
             2004                       4,609    11.79 -   13.29      78,276           1.54    1.25   -    1.80     9.54  -   10.14
             2003                       4,757    10.76 -   12.07      76,824           1.66    1.25   -    1.80    28.01  -   28.71
             2002                       4,571     8.41 -    9.38      60,366           1.84    1.25   -    1.80   -18.43  -  -17.98
             2001                       5,014    10.30 -   11.43      84,335           1.72    1.25   -    1.80    -6.66  -   -6.14
          VIP Growth
             2004                       4,353     6.17 -   10.43      50,937           0.27    1.25   -    1.80     1.53  -    2.09
             2003                       4,209     6.08 -   10.22      53,360           0.26    1.25   -    1.80    30.48  -   31.20
             2002                       3,992     4.66 -    7.79      42,976           0.26    1.25   -    1.80   -31.35  -  -30.97
             2001                       4,540     6.79 -   11.28      76,095           0.08    1.25   -    1.80   -19.13  -  -18.68

    (i) Previously known as VIP Asset Manager

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Fidelity
        Variable Insurance Products
        Fund Sub-Accounts
        (continued):
          VIP Index 500
            2004                        7,332   $ 8.17 - $ 11.18  $   76,112           1.28%   1.25%  -    1.80%    8.64% -    9.24%
            2003                        7,054     7.52 -   10.24      68,654           1.32    1.25   -    1.80    26.12  -   26.81
            2002                        6,156     5.96 -    8.07      49,088           1.38    1.25   -    1.80   -23.64  -  -23.22
            2001                        6,554     7.80 -   10.51      68,656           1.12    1.25   -    1.80   -13.68  -  -13.20
          VIP Money Market
            2004                        4,252    10.31 -   11.40      48,867           1.22    1.25   -    1.80    -0.60  -   -0.05
            2003                        5,698    10.37 -   11.41      66,354           1.02    1.25   -    1.80    -0.80  -   -0.26
            2002                        8,988    10.46 -   11.44     106,870           1.79    1.25   -    1.80    -0.12  -    0.43
            2001                        8,980    10.47 -   11.39     106,999           4.02    1.25   -    1.80     2.32  -    2.89
          VIP Overseas
            2004                        1,686     8.04 -   11.50      19,549           1.06    1.25   -    1.80    11.61  -   12.22
            2003                        1,355     7.21 -   10.25      14,775           0.69    1.25   -    1.80    40.81  -   41.59
            2002                        1,098     5.12 -    7.24       9,230           0.75    1.25   -    1.80   -21.70  -  -21.27
            2001                        1,271     6.54 -    9.20      14,006           5.80    1.25   -    1.80   -22.58  -  -22.15

    Investments in the Fidelity
       Variable Insurance Products
        Fund (Service Class 2)
         Sub-Accounts:
          VIP Asset Manager
           Growth (Service Class 2)
            2004 (b)                      270    10.11 -   10.22       2,756           0.00    1.35   -    2.45     1.13  -    2.17
          VIP Contrafund
           (Service Class 2)
            2004 (b)                      510    11.29 -   11.39       5,790           0.00    1.35   -    2.30    12.90  -   13.89
          VIP Equity-Income
           (Service Class 2)
            2004                        1,791    10.73 -   11.08      19,558           0.82    1.35   -    2.45     7.30  -    9.73
            2003                          679     9.91 -   10.10       6,825           1.26    1.35   -    2.15    27.24  -   28.27
            2002                          416     7.79 -    7.87       3,264           0.27    1.35   -    2.15   -22.14  -  -18.27
            2001 (y)                       16     9.61 -    9.63         153           0.00    1.35   -    1.95    -3.88  -   -3.66
          VIP Growth
           (Service Class 2)
            2004                        1,309     9.72 -   12.68      15,221           0.07    1.35   -    2.30    -2.77  -    1.73
            2003 (w)                      304    12.39 -   12.46       3,785           0.00    1.35   -    2.15    23.94  -   24.61

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (w) For the period beginning May 1, 2003 and ended December 31, 2003
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Fidelity
       Variable Insurance Products
        Fund (Service Class 2)
         Sub-Accounts (continued):
          VIP Index 500
           (Service Class 2)
            2004 (b)                    1,158  $ 10.57 - $ 10.67  $   12,331           0.00%   1.35%  -    2.30%    5.75% -    6.68%
          VIP Investment Grade Bond
           (Service Class 2)
            2004                        2,930    10.13 -   11.73      32,485           3.09    1.35   -    2.30     1.26  -    2.78
            2003                        1,647    11.19 -   11.41      18,454           2.66    1.35   -    2.15     2.69  -    3.53
            2002                          698    10.90 -   11.02       7,601           0.59    1.35   -    2.15     8.61  -    8.98
            2001 (y)                       35    10.12 -   10.15         356           0.00    1.35   -    1.95     1.24  -    1.47
          VIP Money Market
           (Service Class 2)
            2004 (b)                    1,523     9.86 -    9.97      15,140           0.77    1.35   -    2.45    -1.36  -   -0.35
          VIP Overseas
           (Service Class 2)
            2004                          677    10.82 -   11.58       7,703           0.48    1.35   -    2.45     8.20  -   11.78
            2003                          172    10.21 -   10.36       1,812           0.15    1.35   -    1.95    40.25  -   41.11
            2002                           30     7.28 -    7.34         222           0.07    1.35   -    1.95   -27.22  -  -21.53
            2001 (y)                      < 1     9.34 -    9.35           3           0.00    1.35   -    1.60    -6.56  -   -6.47

    Investments in the Goldman
       Sachs Variable Insurance
       Trust Sub-Accounts:
          VIT CORE Small Cap
           Equity
            2004                          335    17.28 -   17.46       5,828           0.20    1.40   -    1.60    14.48  -   14.71
            2003                          308    15.10 -   15.22       4,670           0.29    1.40   -    1.60    43.69  -   43.98
            2002                          187    10.51 -   10.57       1,969           0.30    1.40   -    1.60   -16.32  -  -16.15
            2001                          150    12.55 -   12.61       1,890           0.31    1.40   -    1.60     2.86  -    3.07
          VIT International Equity
            2004                          435     9.61 -    9.71       4,204           1.13    1.40   -    1.60    11.68  -   11.91
            2003                          423     8.61 -    8.68       3,661           4.07    1.40   -    1.60    33.34  -   33.61
            2002                          370     6.45 -    6.49       2,395           1.13    1.40   -    1.60   -19.63  -  -19.47
            2001                          343     8.03 -    8.07       2,763           1.51    1.40   -    1.60   -23.50  -  -23.35

    (b) For period beginning February 2, 2004 and ended December 31, 2005
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the IAI
       Retirement Funds, Inc.
         Sub-Accounts:
          Balanced Portfolio
            2001 (z)                        -      N/A -     N/A  $        -           4.67%   1.40%  -    1.40%     N/A% -     N/A%
          Regional Portfolio
            2001 (z)                        -      N/A -     N/A           -           1.46    1.40   -    1.40      N/A  -     N/A
          Reserve Portfolio
            2001 (z)                        -      N/A -     N/A           -           0.09    1.40   -    1.40      N/A  -     N/A

    Investments in the J.P. Morgan
       Series Trust II Sub-Account:
          Small Company
            2004                          412    14.28 -   14.43       5,923           0.00    1.40   -    1.60    25.15  -   25.40
            2003                          350    11.41 -   11.51       4,022           0.00    1.40   -    1.60    33.82  -   34.09
            2002                          313     8.53 -    8.58       2,678           0.19    1.40   -    1.60   -22.90  -  -22.74
            2001                          207    11.06 -   11.11       2,292           0.04    1.40   -    1.60    -9.50  -   -9.32

    Investments in the Janus
       Aspen Series
       Sub-Accounts:
          Balanced
            2004                        4,454     9.88 -   14.82      71,733           2.18    1.25   -    1.80     6.59  -    7.18
            2003                        4,922     9.27 -   13.83      75,826           2.19    1.25   -    1.80    12.02  -   12.63
            2002                        5,211     8.27 -   12.28      75,388           2.43    1.25   -    1.80    -8.11  -   -7.61
            2001                        5,447     9.00 -   13.29      88,983           2.70    1.25   -    1.80    -6.38  -   -5.86
          Capital Appreciation
            2004 (a) (o)                  506    11.34 -   11.39       5,759           0.47    1.35   -    2.05    13.39  -   13.93
          Flexible Income
            2004                        1,891    12.74 -   13.52      27,294           5.63    1.25   -    1.80     2.11  -    2.68
            2003                        2,081    12.48 -   13.17      29,735           5.03    1.25   -    1.80     4.50  -    5.07
            2002                        2,108    11.94 -   12.53      30,198           4.63    1.25   -    1.80     8.51  -    9.10
            2001                        1,580    11.01 -   11.49      21,444           5.71    1.25   -    1.80     5.80  -    6.39
          Growth
            2004                        3,471     5.90 -   10.31      42,700           0.13    1.25   -    1.80     2.65  -    3.22
            2003                        4,186     5.75 -    9.98      52,040           0.09    1.25   -    1.80    29.38  -   30.10
            2002                        4,763     4.44 -    7.67      47,543           0.00    1.25   -    1.80   -27.82  -  -27.42
            2001                        6,103     6.15 -   10.57      87,101           0.07    1.25   -    1.80   -26.09  -  -25.68

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
    (z) For the period beginning January 1, 2001 and ended March 15, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Janus
       Aspen Series
       Sub-Accounts (continued):
          Mid Cap Growth
            2004                        2,547  $  4.41 - $ 12.45  $   33,097           0.00%   1.25%  -    1.80%   18.59% -   19.25%
            2003                        2,551     3.71 -   10.44      29,458           0.00    1.25   -    1.80    32.69  -   33.43
            2002                        2,706     2.80 -    7.83      25,069           0.00    1.25   -    1.80   -29.22  -  -28.83
            2001                        3,417     3.96 -   11.00      47,214           0.00    1.25   -    1.80   -40.54  -  -40.21
          Worldwide Growth
            2004                        3,764     5.72 -   10.32      48,443           0.94    1.25   -    1.80     2.91  -    3.48
            2003                        4,528     5.56 -    9.97      58,867           1.05    1.25   -    1.80    21.78  -   22.45
            2002                        5,370     4.56 -    8.14      60,043           0.84    1.25   -    1.80   -26.83  -  -26.43
            2001                        6,817     6.24 -   11.07     107,028           0.44    1.25   -    1.80   -23.83  -  -23.41

    Investments in the Janus
       Aspen Series (Service
       Shares) Sub-Accounts:
          Balanced
           (Service Shares)
            2004 (b)                      266    10.53 -   10.62       2,824           3.14    1.35   -    2.30     5.32  -    6.25
          Capital Appreciation
           (Service Shares)
            2004 (b)                       80    11.39 -   11.49         920           0.05    1.35   -    2.30    13.90  -   14.91
          Foreign Stock
           (Service Shares) (j)
            2004                          775    11.22 -   11.94       9,329           0.32    1.25   -    2.30    12.18  -   16.75
            2003                          365    10.23 -   11.82       3,877           0.56    1.25   -    2.05    30.66  -   31.73
            2002                          309     7.76 -    9.05       2,448           0.66    1.25   -    2.05   -22.38  -   -9.54
            2001 (y)                        1    10.68 -   10.69           8           0.11    1.35   -    1.60     6.79  -    6.89
          Mid Cap Value
           (Service Shares)
            2004 (b)                      339    11.20 -   11.30       3,825           0.90    1.35   -    2.30    12.04  -   13.03
          Risk-Managed Core
           (Service Shares)
            2004 (b)                      140    11.24 -   11.34       1,582           0.52    1.35   -    2.30    12.39  -   13.39

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (j) Previously known as International Value (Service Shares)
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Janus Aspen
       Series (Service Shares)
       Sub-Accounts (continued):
          Worldwide Growth
           (Service Shares)
             2004                         305  $  8.67 - $  8.88  $    2,827           0.94%   1.35%  -    2.05%    2.38% -    3.12%
             2003                         296     8.47 -    8.61       2,626           0.81    1.35   -    2.05    21.15  -   22.01
             2002                         220     6.99 -    7.06       1,572           0.86    1.35   -    2.05   -30.09  -  -26.71
             2001 (y)                      35     9.62 -    9.63         334           0.12    1.35   -    1.80    -3.83  -   -3.66

    Investments in the Lazard
       Retirement Series, Inc.
       Sub-Accounts:
          Emering Markets
             2004                         347    18.29 -   18.74       5,879           0.64    1.35   -    2.05    27.91  -   28.83
             2003                         234    14.30 -   14.54       3,075           0.04    1.35   -    2.05    49.81  -   50.88
             2002                         143     9.55 -    9.64       1,237           0.74    1.35   -    2.05    -4.55  -   -3.61
             2001                          85     8.81 -    9.91         744           0.53    1.40   -    1.75    -6.40  -   -0.95
          International Equity
             2004                         234     9.40 -    9.49       2,213           0.52    1.40   -    1.60    13.16  -   13.38
             2003                         231     8.30 -    8.37       1,931           0.28    1.40   -    1.60    26.49  -   26.74
             2002                         236     6.57 -    6.61       1,557           0.09    1.40   -    1.60   -12.13  -  -11.95
             2001                         190     7.47 -    7.50       1,424           0.00    1.40   -    1.60   -25.28  -  -25.13

    Investments in the LSA
       Variable Series Trust
       Sub-Accounts:
          LSA Aggressive Growth
             2004 (k)                       -       NA -      NA           -           0.00    1.35   -    2.05       NA  -      NA
             2003                         246     8.54 -    8.69       2,279           0.00    1.35   -    2.05    35.85  -   36.82
             2002                          75     6.29 -    6.35         491           0.00    1.35   -    2.05   -37.14  -  -32.52
             2001 (y)                      20     9.40 -    9.41         188           0.00    1.35   -    1.60    -6.02  -   -5.93
          LSA Balanced
             2004 (l)                       -       NA -      NA           -           0.28    1.25   -    2.15       NA  -      NA
             2003                       1,931     9.71 -   11.07      21,256           1.50    1.25   -    2.15    26.45  -   27.62
             2002                       1,062     7.68 -    8.68       9,209           1.09    1.25   -    2.15   -23.19  -  -13.22
             2001                         438     9.62 -    9.64       4,882           2.52    1.35   -    1.95    -3.85  -   -3.62

    (k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
    (l) On April 30, 2004, LSA Balanced merged into OpCap Balanced
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the LSA
       Variable Series Trust
       Sub-Accounts (continued):
          LSA Basic Value
            2004 (m)                        -  $    NA - $    NA  $        -           0.00%   1.25%  -    2.05%      NA% -      NA%
            2003                        1,789     9.60 -   10.07      17,755           0.00    1.25   -    2.05    30.69  -   31.77
            2002                          707     7.34 -    7.65       5,296           0.00    1.25   -    2.05   -23.55  -  -23.31
            2001 (y)                       44     9.58 -    9.60         421           0.02    1.35   -    2.05    -4.24  -   -3.99
          LSA Blue Chip
            2004 (n)                        -       NA -      NA           -           0.00    1.35   -    2.15       NA  -      NA
            2003                        1,055     8.61 -    8.78       9,686           0.03    1.35   -    2.15   -13.92  -   23.55
            2002                          373     7.04 -    7.10       2,687           0.00    1.35   -    1.95   -27.64  -  -27.19
            2001 (y)                       21     9.73 -    9.76         205           0.00    1.35   -    1.95    -2.66  -   -2.44
          LSA Capital Appreciation
            2004 (o)                        -       NA -      NA           -           0.00    1.35   -    2.05       NA  -      NA
            2003                          423     8.92 -    9.08       4,000           0.00    1.35   -    2.05    27.67  -   28.58
            2002                          153     6.99 -    7.06       1,095           0.00    1.35   -    2.05   -30.10  -  -29.62
            2001 (y)                        9    10.01 -   10.03          89           0.00    1.35   -    1.80     0.13  -    0.31
          LSA Capital Growth
            2004 (p)                        -       NA -      NA           -           0.00    1.35   -    2.05       NA  -      NA
            2003                          799     8.66 -    8.81       6,820           0.23    1.35   -    2.05   -13.42  -   21.87
            2002                          657     7.16 -    7.23       4,599           0.04    1.35   -    1.95   -28.35  -  -25.39
            2001                          419     9.67 -    9.68       3,909           0.00    1.35   -    1.80    -3.32  -   -3.15
          LSA Disciplined Equity
            2003 (x)                        -     7.29 -    7.38           -           0.46    1.35   -    2.05     4.04  -    4.28
            2002                          653     7.00 -    7.07       4,357           0.58    1.35   -    2.05   -26.79  -  -26.27
            2001                          325     9.57 -    9.59       2,851           0.28    1.35   -    2.05    -4.33  -   -4.07
          LSA Diversified Mid Cap
            2004 (q)                        -       NA -      NA           -           0.02    1.25   -    2.15       NA  -      NA
            2003                          858    10.22 -   10.23       8,814           0.10    1.25   -    2.15     2.32  -   31.15
            2002                          354     7.79 -    7.88       2,797           0.17    1.25   -    2.05   -22.09  -  -21.15
            2001 (y)                       24     9.97 -   10.00         237           0.13    1.35   -    1.95    -0.27  -   -0.05
          LSA Emerging Growth
           Equity
            2004 (r)                        -       NA -      NA           -           0.00    1.25   -    2.05       NA  -      NA
            2003                        1,119     8.22 -    9.97      10,369           0.00    1.25   -    2.05   -17.79  -   45.11
            2002                          323     5.72 -    6.87       1,848           0.00    1.25   -    1.95   -42.80  -  -31.32
            2001                          246     9.71 -   10.06       2,394           0.03    1.35   -    1.60   -19.15  -    0.63

    (m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
    (n) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity
        Growth
    (o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
    (p) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
    (q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
    (r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
    (x) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the LSA
       Variable Series Trust
       Sub-Accounts (continued):
          LSA Equity Growth
            2004 (s)                        -  $    NA - $    NA  $        -           0.00%   1.35%  -    2.05%      NA% -      NA%
            2003 (x)                    1,277     8.26 -    8.41      10,035           0.00    1.35   -    2.05   -17.36  -   21.81
            2002                          394     6.84 -    6.90       2,512           0.00    1.35   -    1.95   -31.57  -  -30.76
            2001                          336     9.95 -    9.97       3,042           0.07    1.35   -    1.80    -0.50  -   -0.33
          LSA Mid Cap Value
            2004 (t)                        -       NA -      NA           -           0.08    1.25   -    2.05       NA  -      NA
            2003                        1,161    11.66 -   13.19      14,067           0.11    1.25   -    2.05    36.92  -   38.04
            2002                          605     8.45 -    9.64       5,354           0.40    1.25   -    2.05   -15.54  -   -3.64
            2001 (y)                       12    10.64 -   10.66         124           0.69    1.35   -    1.80     6.45  -    6.63
          LSA Value Equity
            2004 (u)                        -       NA -      NA           -           0.49    1.25   -    2.15       NA  -      NA
            2003                        1,139     9.33 -   10.20      12,431           1.71    1.25   -    2.15    -6.74  -   28.82
            2002                          746     7.32 -    7.92       6,520           0.00    1.25   -    2.05   -23.77  -  -20.80
            2001                          373     9.60 -    9.62       4,369           0.65    1.35   -    2.05    -4.02  -   -3.77

    Investments in the MFS
       Variable Insurance Trust
       Sub-Accounts:
          MFS Emerging Growth
            2004                          903     4.92 -   10.03       7,161           0.00    1.25   -    1.80    10.94  -   11.56
            2003                          902     4.43 -    9.00       6,686           0.00    1.25   -    1.80    27.91  -   28.61
            2002                          742     3.46 -    6.99       4,611           0.00    1.25   -    1.80   -34.94  -  -34.58
            2001                          852     5.33 -   10.69       8,401           0.00    1.25   -    1.80   -34.68  -  -34.32
          MFS Investors Trust
            2004                          712     8.28 -   10.00       6,741           0.62    1.25   -    1.80     9.37  -    9.97
            2003                          756     7.57 -    9.09       6,566           0.61    1.25   -    1.80    19.97  -   20.63
            2002                          669     6.31 -    7.54       4,924           0.56    1.25   -    1.80   -22.38  -  -21.95
            2001                          672     8.13 -    9.66       6,416           0.47    1.25   -    1.80   -17.46  -  -17.00
          MFS New Discovery
            2004                        1,275     7.71 -   16.56      13,851           0.00    1.25   -    1.80     4.62  -    5.20
            2003                        1,127     7.37 -   15.74      12,453           0.00    1.25   -    1.80    31.33  -   32.06
            2002                          700     5.61 -   11.92       6,737           0.00    1.25   -    1.80   -32.85  -  -32.48
            2001                          573     8.36 -   17.65       8,863           0.00    1.25   -    1.80    -6.73  -   -6.22

    (s) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
    (t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF
        U.S. Mid Cap Value
    (u) On April 30, 2004, LSA Value Equity merged into Investors
    (x) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the MFS
       Variable Insurance Trust
       Sub-Accounts (continued):
         MFS Research
            2004                          481  $  7.09 - $ 10.41  $    4,716           1.04%   1.25%  -    1.80%   13.78% -   14.41%
            2003                          497     6.23 -    9.10       4,296           0.64    1.25   -    1.80    22.48  -   23.16
            2002                          504     5.08 -    7.39       3,590           0.27    1.25   -    1.80   -25.89  -  -25.48
            2001                          536     6.86 -    9.92       5,177           0.01    1.25   -    1.80   -22.67  -  -22.24
         MFS Total Return
            2004                        2,556    12.83 -   14.49      35,647           1.64    1.25   -    1.80     9.34  -    9.94
            2003                        2,207    11.74 -   13.18      28,160           1.45    1.25   -    1.80    14.25  -   14.88
            2002                        1,475    10.27 -   11.47      16,502           1.88    1.25   -    1.80    -6.86  -   -6.35
            2001                        1,004    11.03 -   12.25      12,169           1.99    1.25   -    1.80    -1.55  -   -1.01

    Investments in the MFS
       Variable Insurance Trust
       (Service Class)
       Sub-Accounts:
         MFS High Income
          (Service Class)
            2004 (b)                      431    10.56 -   10.65       4,584           0.73    1.35   -    2.30     5.58  -    6.52
         MFS Investor Growth
          Stock (Service Class)
            2004 (b)                       68    10.38 -   10.47         715           0.00    1.35   -    2.30     3.79  -    4.71
         MFS Investors Trust
          (Service Class)
            2004 (b)                       88    10.72 -   10.81         953           0.04    1.35   -    2.25     7.20  -    8.10
         MFS New Discovery
          (Service Class)
            2004                          754     9.60 -    9.86       7,434           0.00    1.35   -    2.30    -1.43  -    4.78
            2003                          439     8.99 -    9.17       4,138           0.00    1.35   -    2.15   -10.10  -   31.63
            2002                          226     6.90 -    6.96       1,593           0.00    1.35   -    2.05   -32.72  -  -31.05
            2001 (y)                       19    10.33 -   10.35         197           0.00    1.35   -    1.80     3.33  -    3.50
         MFS Total Return
          (Service Class)
            2004 (b)                      667    10.67 -   10.78       7,176           0.09    1.35   -    2.45     6.74  -    7.83

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the MFS
       Variable Insurance Trust
         (Service Class)
         Sub-Accounts (continued):
          MFS Utilities
           (Service Class)
            2004                          360  $ 11.36 - $ 11.67  $    4,785           1.23%   1.35%  -    2.15%   27.06% -   28.09%
            2003                          238     8.94 -    9.11       2,389           1.69    1.35   -    2.15   -10.63  -   33.74
            2002                          108     6.75 -    6.81         766           0.92    1.35   -    2.05   -32.53  -  -23.94
            2001 (y)                       48     8.94 -    8.96         428           0.00    1.35   -    1.95   -10.63  -  -10.42
          MFS Value
           (Service Class)
            2004 (b)                      154    11.08 -   11.17       1,715           0.04    1.35   -    2.30    10.77  -   11.75

    Investments in the Oppenheimer
       Variable Account Funds
       (Service Class ("SC"))
       Sub-Accounts:
          Oppenheimer Global
           Securities (SC)
            2004 (b)                      525    11.29 -   11.39       5,968           0.00    1.35   -    2.30    12.91  -   13.90
          Oppenheimer Main
           Street Small Cap
           Growth (SC)
            2004                        2,781    11.22 -   13.16      35,809           0.00    1.25   -    2.30    12.24  -   17.70
            2003                        1,509    11.18 -   11.96      17,137           0.00    1.25   -    2.05    41.29  -   42.45
            2002                          544     7.85 -    8.46       4,398           0.00    1.25   -    2.05   -21.53  -  -15.38
            2001 (y)                        9    10.28 -   10.30          94           0.00    1.25   -    1.95     2.80  -    3.03

    Investments in the Panorama
       Series Fund, Inc. (Service
       Class ("SC")) Sub-Account:
          Oppenheimer
           International Growth
              2004                        216    10.95 -   11.25       2,457           1.29    1.35   -    2.15    14.63  -   15.57
              2003                        164     9.55 -    9.74       1,613           0.70    1.35   -    2.15    -4.51  -   43.57
              2002                         73     6.71 -    6.78         500           0.27    1.35   -    2.05   -32.85  -  -25.53
              2001 (y)                      2     9.09 -    9.11          21           0.00    1.35   -    1.80    -9.10  -   -8.94

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the PIMCO
       Advisors Variable Insurance
         Trust Sub-Accounts:
          NJF Small Cap Value
            2004 (b)                      214  $ 11.79 - $ 11.89  $    2,543           1.84%   1.35%  -    2.30%   17.88% -   18.92%
          OpCap Balanced
            2004 (a) (l)                2,654    10.74 -   10.81      28,646           0.00    1.25   -    2.30     7.35  -    8.12
          OpCap Equity
            2004                          581    11.33 -   11.45       6,631           0.86    1.40   -    1.60    10.15  -   10.37
            2003                          454    10.28 -   10.37       4,694           1.03    1.40   -    1.60    26.53  -   26.79
            2002                          311     8.13 -    8.18       2,538           0.70    1.40   -    1.60   -22.66  -  -22.51
            2001                          208    10.51 -   10.56       2,193           0.49    1.40   -    1.60    -8.50  -   -8.32
          OpCap Small Cap
            2004                        1,677    11.81 -   12.47      23,929           0.04    1.25   -    2.05    15.47  -   16.42
            2003                        1,326    10.14 -   10.80      16,306           0.03    1.25   -    2.05    39.73  -   40.88
            2002                          522     7.20 -    7.73       4,951           0.04    1.25   -    2.05   -28.00  -  -22.74
            2001                          123    10.08 -   10.09       1,961           0.54    1.35   -    1.80     0.76  -    0.93
          PEA Renaissance
            2004 (b)                      374    11.13 -   11.23       4,189           0.00    1.35   -    2.30    11.30  -   12.29
          PEA Science and
           Technology
            2004                        2,306     8.75 -   10.77      11,123           0.00    1.25   -    2.30   -12.45  -   -6.28
            2003                        2,464     7.54 -   11.49      14,360           0.00    1.25   -    2.15   -24.64  -   61.31
            2002                          296     4.73 -    7.13         793           0.00    1.25   -    1.95   -52.72  -  -28.74
            2001 (aa)                      77     9.57 -    9.59         297           0.00    1.35   -    1.80    -4.30  -   -4.14

    Investments in the PIMCO
       Variable Insurance Trust
       Sub-Accounts:
          Foreign Bond
            2004                        1,669    10.29 -   11.12      18,967           1.95    1.25   -    2.30     2.91  -    4.25
            2003                        1,300    10.67 -   10.72      14,430           2.87    1.25   -    2.05     0.16  -    0.99
            2002                          368    10.56 -   10.70       4,133           2.88    1.25   -    2.05     5.65  -    7.01
            2001                           56    10.11 -   10.12         650           4.02    1.35   -    1.80     1.07  -    1.24
          Money Market
            2004                        3,041     9.87 -    9.94      31,127           0.94    1.35   -    2.30    -1.28  -   -0.48
            2003                        2,561     9.79 -    9.98      26,639           0.77    1.35   -    2.15    -2.08  -   -0.64
            2002                        2,446     9.95 -   10.05      25,842           1.50    1.35   -    2.05    -0.67  -    0.04
            2001                        1,196    10.02 -   10.04      12,856           2.58    1.35   -    2.05     0.17  -    0.44

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (l) On April 30, 2004, LSA Balanced merged into OpCap Balanced
    (aa) For the period beginning May 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the PIMCO
       Variable Insurance Trust
       Sub-Accounts (continued):
          PIMCO Real Return
            2004                        1,139  $ 10.50 - $ 11.26  $   12,188           0.87%   1.35%  -    2.30%    5.03% -    7.44%
            2003 (w)                      121    10.42 -   10.48       1,262           0.36    1.35   -    2.15     4.25  -    4.82
          PIMCO Total Return
            2004                        8,227    10.18 -   11.34      97,339           1.90    1.25   -    2.45     1.78  -    3.58
            2003                        6,667    10.95 -   11.10      77,950           2.94    1.25   -    2.15     2.78  -    3.73
            2002                        3,913    10.56 -   10.80      44,468           3.18    1.25   -    2.15     5.57  -    7.97
            2001                          553    10.12 -   10.15       6,425           4.14    1.35   -    1.95     1.23  -    1.46
          StocksPLUS Growth
           and Income
            2004                          818     9.93 -   10.03       8,166           1.77    1.40   -    1.60     9.05  -    9.27
            2003                          763     9.10 -    9.18       6,981           2.16    1.40   -    1.60    28.31  -   28.57
            2002                          498     7.09 -    7.14       3,544           3.05    1.40   -    1.60   -21.48  -  -21.32
            2001                          284     9.03 -    9.07       2,569           4.00    1.40   -    1.60   -12.85  -  -12.68

    Investment in the Putnam
       Variable Trust Sub-Accounts:
          VT High Yield
            2004                          788    12.87 -   13.18      10,274           7.86    1.35   -    2.05     8.28  -    9.05
            2003                          542    11.89 -   12.09       6,502           6.23    1.35   -    2.05    23.95  -   24.83
            2002                          171     9.59 -    9.68       1,649           4.50    1.35   -    2.05    -4.11  -   -2.07
            2001                           13     9.87 -    9.89         127           0.00    1.35   -    1.95    -1.35  -   -1.12
          VT International Growth
           and Income
            2004                          464    12.73 -   13.33       6,120           1.11    1.25   -    2.05    18.50  -   19.48
            2003                          359    10.74 -   11.16       3,957           1.09    1.25   -    2.05    35.02  -   36.14
            2002                          169     7.96 -    8.20       1,374           0.04    1.25   -    2.05   -20.44  -  -18.02
            2001                            3     9.44 -    9.44          27           0.00    1.35   -    1.60    -5.65  -   -5.56

    (w) For the period beginning May 1, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investment in the Rydex
       Variable Trust Sub-Accounts:
          Rydex OTC
            2004                          524  $  8.90 - $  9.15  $    3,473           0.00%   1.35%  -    2.15%    7.00% -    7.87%
            2003                          529     8.32 -    8.48       3,121           0.00    1.35   -    2.15   -16.79  -   43.46
            2002                          236     5.86 -    5.91       1,008           0.00    1.35   -    1.95   -40.05  -  -39.68
            2001 (aa)                      29     9.78 -    9.80         200           0.00    1.35   -    1.95    -2.19  -   -1.97
          Rydex Sector Rotation
            2004                           61    10.51 -   10.60         682           0.00    1.35   -    2.30     5.06  -    5.99
            2003 (w)                        8    12.41 -   12.47          99           0.00    1.35   -    2.05    24.12  -   24.71

    Investments in the Salomon
       Brothers Variable Series
       Funds Inc. Sub-Accounts:
          Investors
            2004                        1,376    10.89 -   10.95      15,049           2.81    1.25   -    2.15     8.87  -    9.54
          Variable All Cap
            2004                          930    10.21 -   10.49      12,327           0.56    1.35   -    2.15     5.98  -    6.85
            2003                          861     9.63 -    9.82      10,749           0.27    1.35   -    2.15    -3.69  -   37.16
            2002                          673     7.09 -    7.16       6,170           0.54    1.35   -    2.05   -29.11  -  -26.07
            2001                          387     9.67 -    9.68       5,207           0.89    1.35   -    1.80    -3.33  -   -3.16

    Investments in the Salomon
       Brothers Variable Series
        Funds Inc. (Class II)
         Sub-Accounts:
          All Cap (Class II)
            2004 (b)                       82    10.23 -   10.32         845           0.34    1.35   -   2.30%     2.34  -    3.24
          High Yield (Class II)
            2004 (b)                      656    10.78 -   10.87       7,115         1 1.18    1.35   -    2.30     7.76  -    8.71
          Variable Investors
             (ClassII)
            2004 (b)                      106    10.33 -   10.42       1,107           1.72    1.35        2.30     3.30  -    4.21

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (w) For the period beginning May 1, 2003 and ended December 31, 2003
    (aa) For the period beginning May 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Scudder
       Variable Insurance Trust
       (Class B) Sub-Accounts:
          EAFE Equity Index
           (Class B)
            2004                           22  $ 15.25 - $ 15.43  $      342           2.98%   1.35%  -    2.05%   17.18% -   52.51%
            2003 (w)                        3    13.13 -   13.17          38           0.00    1.35   -    1.80    31.30  -   31.70
          Equity 500 Index
           (Class B)
            2004                          272    13.03 -   13.19       3,580           0.98    1.35   -    2.05     8.06  -    8.83
            2003 (w)                      110    12.06 -   12.12       1,333           0.00    1.35   -    2.05    20.61  -   21.19
          Small Cap Index
           (Class B)
            2004                           79    15.88 -   16.07       1,264           0.22    1.35   -    2.05    15.89  -   58.81
            2003 (w)                       54    13.81 -   13.87         753           0.00    1.35   -    1.95    38.11  -   38.67

    Investments in the Scudder
       Variable Series I
       Sub-Accounts:
          Balanced
            2004                        1,454     8.99 -   11.59      19,407           1.77    1.25   -    1.80     4.58  -    5.16
            2003                        1,499     8.60 -   11.02      19,804           2.33    1.25   -    1.80    15.83  -   16.47
            2002                        1,493     7.42 -    9.47      17,979           2.87    1.25   -    1.80   -16.59  -  -16.13
            2001                        1,762     8.90 -   11.29      25,601           2.51    1.25   -    1.80    -7.75  -   -7.23
          Bond
            2004                        1,509    12.45 -   13.05      20,076           4.13    1.25   -    1.80     3.50  -    4.07
            2003                        1,611    12.03 -   12.54      20,921           4.34    1.25   -    1.80     3.19  -    3.76
            2002                        1,612    11.65 -   12.08      20,534           5.64    1.25   -    1.80     5.74  -    6.32
            2001                        1,559    11.02 -   11.36      18,845           3.09    1.25   -    1.80     3.85  -    4.42
          Global Discovery
            2004                          736     9.43 -   17.44      10,063           0.24    1.25   -    1.80    21.15  -   21.81
            2003                          641     7.78 -   14.32       7,673           0.06    1.25   -    1.80    46.43  -   47.24
            2002                          369     5.31 -    9.72       3,268           0.00    1.25   -    1.80   -21.32  -  -20.88
            2001                          298     6.75 -   12.29       3,484           0.00    1.25   -    1.80   -25.95  -  -25.54
          Growth and Income
            2004                          426     8.49 -    9.65       3,943           0.81    1.25   -    1.80     8.20  -    8.79
            2003                          449     7.85 -    8.87       3,859           0.93    1.25   -    1.80    24.48  -   25.17
            2002                          388     6.31 -    7.09       2,704           1.03    1.25   -    1.80   -24.50  -  -24.08
            2001                          368     8.35 -    9.34       3,398           1.13    1.25   -    1.80   -12.89  -  -12.41

    (w) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Scudder
       Variable Series I Sub-Accounts
       (continued):
          International
            2004                          480  $  6.81 - $  9.79  $    4,039           1.27%   1.25%  -    1.80%   14.45% -   15.08%
            2003                          459     5.95 -    8.51       3,444           1.01    1.25   -    1.80    25.47  -   26.17
            2002                          296     4.74 -    6.74       1,895           0.70    1.25   -    1.80   -19.82  -  -19.38
            2001                          447     5.91 -    8.36       3,673           0.47    1.25   -    1.80   -32.10  -  -31.72

    Investments in the STI Classic
       Variable Trust Sub-Accounts:
          STI Capital Appreciation
            2004                          259     8.38 -    9.12       2,277           0.20    1.25   -    1.80     4.85  -    5.43
            2003                          223     7.99 -    8.65       1,871           0.00    1.25   -    1.80    16.34  -   16.98
            2002                          168     6.87 -    7.40       1,219           0.00    1.25   -    1.80   -23.28  -  -22.86
            2001                           79     8.95 -    9.59         751           0.01    1.25   -    1.80    -7.04  -   -6.53
          STI International Equity
            2004                            9     9.49 -   10.51          92           1.54    1.25   -    1.80    17.22  -   17.86
            2003                           10     8.09 -    8.91          91           0.38    1.25   -    1.80    34.87  -   35.61
            2002                           34     6.00 -    6.57         226           0.00    1.25   -    1.80   -20.04  -  -19.60
            2001                          128     7.50 -    8.18       1,041           0.00    1.25   -    1.80   -24.95  -  -18.44
          STI Value Income Stock
            2004                          533    10.44 -   12.68       5,826           1.38    1.25   -    1.80    13.24  -   13.86
            2003                          192     9.17 -   11.20       1,857           1.30    1.25   -    1.80    20.92  -   21.59
            2002                          241     7.54 -    9.26       1,864           1.07    1.25   -    1.80   -18.47  -  -18.02
            2001                          372     9.20 -   11.36       3,456           2.31    1.25   -    1.80    -2.91  -   -2.37

    Investments in the Strong
       Opportunity Fund II, Inc.
         Sub-Account:
          Opportunity Fund II
            2004                        1,535    10.78 -   16.65      21,042           0.00    1.25   -    1.80    16.11  -   16.75
            2003                        1,351     9.28 -   14.26      16,545           0.08    1.25   -    1.80    34.57  -   35.31
            2002                        1,225     6.90 -   10.54      11,660           0.48    1.25   -    1.80   -28.13  -  -27.73
            2001                          864     9.60 -   14.59      11,873           0.49    1.25   -    1.80    -5.43  -   -4.91

    Investments in the Strong
       Variable Insurance Funds, Inc.
         Sub-Accounts:
          Discovery Fund II
            2002 (ab)                       -      N/A -     N/A           -           0.00    1.25   -    1.80      N/A  -     N/A
            2001                          107     9.46 -   12.14       1,269           1.11    1.25   -    1.80     2.21  -    2.78

    (ab) For the period beginning January 1, 2002 and ended May 16, 2002

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Strong
       Variable Insurance Funds, Inc.
         Sub-Accounts (continued):
          Mid Cap Growth Fund II
            2004                        1,095  $  5.18 - $ 11.84  $    9,446           0.00%   1.25%  -    1.80%   17.03% -   17.68%
            2003                          966     4.43 -   10.06       7,403           0.00    1.25   -    1.80    31.82  -   32.55
            2002                          723     3.36 -    7.59       4,578           0.00    1.25   -    1.80   -38.66  -  -38.32
            2001                          760     5.47 -   12.31       8,300           0.00    1.25   -    1.80   -32.02  -  -31.64

    Investments in the T. Rowe
       Price Equity Series, Inc.
       Sub-Accounts:
          T. Rowe Price Equity
           Income
            2004                        2,869    13.63 -   14.91      41,370           1.63    1.25   -    1.80    12.87  -   13.49
            2003                        2,216    12.07 -   13.14      28,311           1.57    1.25   -    1.80    23.26  -   23.94
            2002                        1,609     9.79 -   10.60      16,770           1.93    1.25   -    1.80   -14.67  -  -14.20
            2001                        1,303    11.48 -   12.36      15,986           1.64    1.25   -    1.80    -0.36  -    0.20
          T. Rowe Price Mid-Cap
           Growth
            2004                        2,104    11.96 -   18.12      32,416           0.00    1.25   -    1.80    16.23  -   16.87
            2003                        1,994    10.29 -   15.51      26,891           0.00    1.25   -    1.80    35.92  -   36.67
            2002                        1,181     7.57 -   11.35      12,238           0.00    1.25   -    1.80   -22.66  -  -22.23
            2001                          734     9.79 -   14.59      10,238           0.00    1.25   -    1.80    -2.70  -   -2.16
          T. Rowe Price New
           America Growth
            2004                          469     7.93 -    9.95       4,315           0.06    1.25   -    1.80     8.91  -    9.51
            2003                          398     7.28 -    9.09       3,398           0.00    1.25   -    1.80    32.70  -   33.43
            2002                          410     5.49 -    6.81       2,661           0.00    1.25   -    1.80   -29.59  -  -29.20
            2001                          178     7.80 -    9.62       1,678           0.00    1.25   -    1.80   -22.04  -  -12.95

    Investments in the T. Rowe
       Price Equity Series, Inc. - II
       Sub-Accounts:
          T. Rowe Price Blue Chip
           Growth II
            2004 (b)                      325    10.40 -   10.49       3,405           0.80    1.35   -    2.30     3.98  -    4.90
          T. Rowe Price Equity
           Income II
            2004 (b)                    1,161    10.99 -   11.11      12,863           1.25    1.35   -    2.45     9.93  -   11.06

    (b) For period beginning February 2, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the T. Rowe
       Price International Series,
       Inc. Sub-Account:
          T. Rowe Price
           International Stock
            2004                          783  $  7.51 - $ 10.34  $    7,284           1.26%   1.25%  -    1.80%   11.74% -   12.36%
            2003                          563     6.72 -    9.20       4,715           1.36    1.25   -    1.80    28.20  -   28.90
            2002                          376     5.24 -    7.14       2,549           0.72    1.25   -    1.80   -19.75  -  -19.31
            2001                          574     6.53 -    8.85       4,955           2.60    1.25   -    1.80   -23.61  -  -23.19

    Investments in The Universal
       Institutional Funds, Inc.
       Sub-Accounts:
          Van Kampen UIF
           Equity Growth
            2004 (a) (n) (p) (s)        2,825    10.72 -   10.78      30,428           0.34    1.35   -    2.15     7.22  -    7.81
          Van Kampen UIF
           High Yield
            2004                          812    11.32 -   11.63       8,803           6.00    1.35   -    2.15     7.13  -    8.01
            2003                          559    10.56 -   10.77       5,631           0.00    1.35   -    2.15     5.62  -   24.01
            2002                          292     8.60 -    8.68       2,361          12.05    1.35   -    2.05   -14.01  -   -8.52
            2001                          166     9.48 -    9.49       1,437          14.19    1.35   -    1.80    -5.24  -   -5.08
          Van Kampen UIF
           Mid Cap Growth
            2004                          719     9.90 -   10.00       7,161           0.00    1.40   -    1.60    19.67  -   19.91
            2003                          651     8.27 -    8.34       5,414           0.00    1.40   -    1.60    39.52  -   39.80
            2002                          438     5.93 -    5.97       2,605           0.00    1.40   -    1.60   -32.25  -  -32.12
            2001                          337     8.75 -    8.79       2,959           0.00    1.40   -    1.60   -30.44  -  -30.30
          Van Kampen UIF
           U.S. Mid Cap
           Value (q) (t) (v)
            2004                        3,402    11.26 -   11.33      41,777           0.04    1.25   -    2.15    12.63  -   13.33
            2003                          502    12.35 -   12.45       6,228           0.00    1.40   -    1.60    39.27  -   39.54
            2002                          453     8.87 -    8.92       4,037           0.00    1.40   -    1.60   -29.17  -  -29.02
            2001                          285    12.52 -   12.57       3,581           0.00    1.40   -    1.60    -4.70  -   -4.50

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (n) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity
        Growth
    (p) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
    (q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
    (s) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
    (t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
    (v) Previously known as Van Kampen UIF Mid Cap Core

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in The Universal
       Institutional Funds, Inc.
       (Class II) Sub-Accounts:
          Van Kampen UIF
           Equity Growth
           (Class II)
            2004 (b)                      108  $ 10.30 - $ 10.38  $    1,121           0.04%   1.35%  -    2.25%    2.97% -    3.83%
          Van Kampen UIF U.S.
           Real Estate (Class II)
            2004                        1,023    12.74 -   17.16      13,559           0.77    1.35   -    2.30    27.40  -   34.24
            2003 (w)                       68    12.72 -   12.78         871           0.00    1.35   -    2.05    27.19  -   27.80

    Investments in the Van Eck
       Worldwide Insurance Trust
         Sub-Accounts:
          Van Eck Worldwide
           Absolute Return
            2004 (b)                       91     9.83 -    9.92         898           0.00    1.35   -    2.30    -1.70  -   -0.83

    Investments in the Van Eck
       Worldwide Insurance Trust
         Sub-Accounts (continued):
          Van Eck Worldwide
           Emerging Markets
            2004 (b)                       53    12.00 -   12.11         637           0.00    1.35   -    2.30    20.00  -   21.06
          Van Eck Worldwide
           Hard Assets
            2004 (b)                       97    12.35 -   12.45       1,200           0.00    1.35   -    2.30    23.46  -   24.55

    Investments in the Van Kampen
       Life Investment Trust
         (Class II) Sub-Accounts:
          LIT Aggressive Growth
           (Class II)
            2004 (b) (k) (r)              897    11.01 -   11.16       9,985           0.00    1.25   -    2.30    10.14  -   11.56
          LIT Government
           (Class II)
            2004 (b)                      387    10.10 -   10.19       3,931           0.00    1.35   -    2.30     0.98  -    1.87

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
    (r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
    (w) For the period beginning May 1, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Van Kampen
       Life Investment Trust
         (Class II) Sub-Accounts
         (continued):
          LIT Growth and Income
           (Class II)
            2004                        3,503  $ 10.99 - $ 11.60  $   40,040           0.58%   1.25%  -    2.30%    9.86% -   12.70%
            2003                        1,743    10.02 -   10.29      17,817           0.39    1.25   -    2.15     0.16  -   26.09
            2002                          588     8.04 -    8.16       4,773           0.20    1.25   -    1.95   -19.60  -  -18.37
            2001 (y)                       20     9.62 -    9.64         196           0.00    1.35   -    1.80    -3.77  -   -3.60

    (y) For the period beginning August 1, 2001 and ended December 31, 2001

PART C

                                OTHER INFORMATION

                   ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

None

The following financial statements are included in Part B of the Registration
Statement:

     The financial statements (prepared using accounting principles generally accepted in the United States of America) for Lincoln Benefit Life Company as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the related financial statement schedules.

     The financial statements (prepared using accounting principles generally accepted in the United States of America) of the sub-accounts comprising the Lincoln Benefit Life Variable Annuity Account as of December 31, 2004, and for the two-year period ended December 31, 2004, and the accompanying Reports of Independent Registered Public Accounting Firm.

The following financial statements are included in Part C of the Registration
Statement:

None



(b) Exhibits

(1)  Resolution  of the Board of  Directors  of  Lincoln  Benefit  Life  Company
     authorizing the  establishment of the Lincoln Benefit Life Variable Annuity
     Account .................(2)

(2)  Custody  Agreements.................................................................(not applicable)

(3)     (a) Principal Underwriting Agreement.............................................(3)

        (b) Specimen Selling Agreement............................................................(4)

(4)     (a) Consultant Solutions  Classic Variable Annuity Contract..............................(11)

        (b) Consultant Solutions Elite Variable Annuity Contract.................................(11)

        (c) Consultant Solutions Plus Variable Annuity Contract..................................(11)

        (d) Consultant Solutions Select Variable Annuity Contract...................................(11)

        (e) Accumulation Benefit Rider..............................................................(11)

        (f) MAV Rider (11)

        (g) Annual Increase Rider...................................................................(11)

        (h) Enhanced Earnings Rider.................................................................(11)

        (i) Income Protection Rider.................................................................(11)

        (j) Annuity Loan Rider......................................................................(11)

        (k) Grantor Trust Rider.....................................................................(11)

        (l) Charitable Remainder Trust Rider........................................................(11)

        (m) Unisex Rider (11)

        (n) Waiver of Charges Rider.................................................................(11)

        (o) Joint Annuitants Rider..................................................................(11)

         (p) Spousal Benefit Rider...................................................(14)

         (q) Withdrawal Benefit Rider...............................................(14)

(5) Application for Contract.................................................................(11)

(6) Depositor--Corporate Documents

        (a) Articles of Incorporation of Lincoln Benefit Life Company, as amended..........(1)

        (b) By-Laws of Lincoln Benefit Life Company..............................................(1)

(7) Reinsurance Contract.....................................................................(2)

(8) Participation Agreements:

        (a) Form of Participation Agreement among Lincoln Benefit Life Company,
            The Universal Institutional Funds, Inc. and Miller Anderson & Sherrerd, LLP...........(5)

        (b) Form of Participation Agreement among PIMCO Variable Insurance Trust,
            Lincoln Benefit Life Company and PIMCO Funds Distributor LLC.........................(5)

        (c) Form of Participation Agreement between Salomon Brothers Variable
            Series Funds Inc., and Salomon Brothers Asset Management Inc.........................(5)

        (d) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust........................................................(6)

        (e) (1) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust.......................................................(5)

        (e) (2) Amendment to Participation Agreement Among OCC Accumulation
                Trust, OCC Distributors, and Lincoln Benefit Life Company........................(7)

        (f) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company.....................................................(1)

        (g) Participation Agreement among Lincoln Benefit Life Company,
            Variable Insurance Products Fund and Fidelity Distributors Corporation...............(1)

        (h) Participation Agreement among Lincoln Benefit Life Company,
            Variable Insurance Products Fund II and Fidelity Distributors Corporation............(1)

        (i) Form of Participation Agreement among MFS Variable Insurance Trust,
            Lincoln Benefit Life Company, and Massachusetts Financial Services
               Company............................................................................(1)

        (j)  Participation Agreement among the Alger American Fund, Lincoln
             Benefit Life Company and Fred Alger and Company, Incorporated.........................(1)

        (k)  Form of Participation Agreement among Lincoln Benefit Life Company,
             T. Rowe Price Equity Series, Inc., T. Rowe Price International
             Series, Inc., and T. Rowe Price Investment Services, Inc...............................(1)

        (l)  Form of Participation Agreement among Rydex Variable Trust, Padco
             Financial Services, and Lincoln Benefit Life Company.................................(7)

        (m) Fund Participation Agreement between Lincoln Benefit Life Company,
             Scudder Variable Insurance Trust, and Deutsche Asset Management, Inc.................(9)

        (n) Form of Participation Agreement among AIM Variable Insurance Funds, Inc.,
            AIM Distributors, Inc., and Lincoln Benefit Life Company ............................(8)

        (o) Form of Participation Agreement among Van Kampen Investment Trust,
            Van Kampen Funds, Inc., Van Kampen Asset Management, Inc.,
            and Lincoln Benefit Life Company ....................................................(8)

        (p) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company ....................................................(8)

        (q) Form of Participation Agreement among Panorama Series Fund, Inc.,
            OppenheimerFunds, Inc., and Lincoln Benefit Life Company ............................(8)

        (r) Form of Participation Agreement among Oppenheimer Variable
            Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company .............(8)


        (s) Form of Participation Agreement among Putnam Variable Trust,
            Putnam Retail Management, Inc., and Lincoln Benefit Life Company ....................(8)

        (t) Form of Participation Agreement among Van Eck Worldwide Insurance
            Trust, Van Eck Securities Corporation, Van Eck Associates
            Corporation, and Lincoln Benefit Life Company........................................(11)

(9)     Opinion and Consent of Counsel...........................................................(12)

(10)    (a) Consent of Independent Registered Public Accounting Firm ...........................(filed herewith)

        (b) Consent of Attorneys.................................................................(filed herewith)

(11) Financial Statements Omitted from Item 23 .....................................(not applicable)

(12) Initial Capitalization Agreement .....................................................(not applicable)

(99)(a) Powers of Attorney for Lawrence W. Dahl, Douglas F. Gaer, John C.
          Lounds, J. Kevin McCarthy, Samuel H. Pilch, Steven E. Shebik, Casey
          J. Sylla, Michael J. Velotta, B. Eugene Wraith, James P. Zils............................(10)

(99)(b) Power of Attorney for Kevin R. Slawin........................................................(13)

(99)(c) Powers of Attorney for John C. Pintozzi, Douglas B. Welch, Steven C. Verney (filed herewith)

     ------------------------

(1) Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

(2) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3) Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed January 28, 1999.

(4) Post-Effective Amendment No. 3 to Registration statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed April 1, 1999.

(5) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(6) Pre-effective Amendment No. 1 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(7) Post-Effective Amendment No. 2 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8) Post-Effective Amendment on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-61146, Filed August 8, 2001.

(9) Incorporated by reference from Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, File No. 333-100132, 811-7972, Filed September 27, 2002.

(10) Post-Effective Amendment on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-61146, Filed April 14, 2003

(11) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, Filed October 14, 2003

(12) Pre-Effective Amendment No. 1 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, filed December 24, 2003.

(13) Post-Effective Amendment No. 3 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, filed April 14, 2004.

(14) Post-Effective Amendment No. 4 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, filed February 18, 2005.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.





NAME                                POSITION/OFFICE WITH DEPOSITOR
--------------------------          ------------------------------------------------------

Lawrence W. Dahl                    Director, Executive Vice President
Douglas F. Gaer                     Executive Vice President
John C. Lounds                      Director
John C. Pintozzi                    Director, Sr. Vice President
Kevin R. Slawin                     Director
Casey J. Sylla                      Director, Chairman of the Board and Chief Executive Officer
Michael J. Velotta                  Director, Sr. Vice President, General Counsel and Secretary
Douglas B. Welch                    Director, Vice President
B. Eugene Wraith                    Director, President and Chief Operating Officer
Samuel H. Pilch                     Group Vice President and Controller
Joseph Patrick Rath                 Assistant Vice President, Assistant General Counsel and Assistant Secretary
Eric A. Simonson                    Sr. Vice President and Chief Investment Officer
Dean M. Way                         Sr. Vice President and Actuary
Karen Gardner                       Vice President
Anson J. Glacy, Jr.                 Vice President
John E. Smith                       Vice President
Steven C. Verney                    Treasurer
Bob W. Birman                       Vice President
Randy DeCoursey                     Vice President
Teresa N. Carnazzo                  Vice President
William F. Emmons                   Vice President, Assistant General Counsel & Assistant Secretary
Georgia Feiste                      Vice President
Sharyn L. Jenson                    Vice President
Heidi Kelle                         Vice President
Scott Lawson                        Vice President
Barb Raymond                        Vice President
Stanley G. Shelley                  Vice President
Robert L. Vance                     Vice President and Assistant Treasurer
Jeanette Wellsandt                  Vice President
Errol Cramer                        Appointed Actuary
Karen Burckhardt                    Assistant Vice President
Joanne M. Derrig                    Assistant Vice President and Chief Privacy Officer
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Maria D. McNitt                     Assistant Vice President
Mary J. McGinn                      Assistant Secretary
Nancy Bufalino                      Assistant Treasurer
Barry S. Paul                       Assistant Treasurer
Robert E. Transon                   Assistant Vice President
Timothy N. Vander Pas               Assistant Vice President
Nestor Almaria                      Authorized Representative
Lynn Cirrincione                    Authorized Representative
Dave Simek                          Authorized Representative



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 1-11840, filed February 24, 2005.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2005, the Registrant had the following contracts:

Consultant Solutions Classic: 1,573 qualified contracts and 537 non-qualified contracts
Consultant Solutions Plus: 1,569 qualified contracts and 545 non-qualified contracts
Consultant Solutions Elite: 54 qualified contracts and 41 non-qualified contracts
Consultant Solutions Select: 138 qualified contracts and 103 non-qualified contracts

ITEM 28. INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract Owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) ALFS, Inc. ("ALFS") serves as distributor for the Registrant. ALFS also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. The following are the directors and officers of ALFS. Their principal business address is 3100 Sanders Road, Northbrook, IL 60062.



         Name                               Position with Distributor
---------------------------           ------------------------------------------------

      John E. Smith                 Director, President, Chief Executive Officer
      Casey J. Sylla                  Director
      Michael J. Velotta           Director and Secretary
      Marian Goll                    Vice President, Treasurer and Financial Operations Principal
      Andrea J. Schur               Vice President
      Maribel V. Gerstner         Assistant Vice President and Compliance Officer
      Joanne M. Derrig              Assistant Vice President and Chief Privacy Officer
      William F. Emmons         Assistant Secretary
      Mary J. McGinn               Assistant Secretary
      Barry S. Paul                    Assistant Treasurer
      Joseph Patrick Rath          Vice President, General Counsel and Secretary
      Nancy Bufalino               Assistant Treasurer
      Steven C. Verney              Assistant Treasurer



(b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  (1)                                       (2)                                 (3)
Name of Principal Underwriter       Net Underwriting                     Compensation on
Underwriter                         Discounts and Commissions             Redemptions

ALFS, Inc                                   0                                    0

(4)                                         (5)
Brokerage Commission                Compensation

0                                           0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
None.

ITEM 32. UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

Lincoln Benefit Life Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

    Lincoln Benefit Life Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on April 25, 2005.

                                LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                                By:         LINCOLN BENEFIT LIFE COMPANY
                                     ------------------------------------------
                                                    (DEPOSITOR)

                               *By:           /s/ B. EUGENE WRAITH
                                     ------------------------------------------
                                                  B. Eugene Wraith
                      PRESIDENT AND CHIEF OPERATING OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in their respective capacities and on April 25, 2005.




Name                                          Title
------------------------                      --------


*/s/ B. Eugene Wraith
-----------------------------------         President, Chief Operating Officer
B. Eugene Wraith                            & Director
(Principal Executive Officer)



*/s/ Samuel H. Pilch
----------------------------------          Group Vice President & Controller
Samuel H. Pilch
(Principal Accounting Officer)



*/s/ Steven C. Verney
---------------------------------           Treasurer
Steven C. Verney
(Principal Financial Officer)



*/s/ Lawrence W. Dahl
---------------------------------           Director, Executive Vice President
Lawrence W. Dahl



*/s/ Douglas F. Gaer
--------------------------------            Executive Vice President
Douglas F. Gaer



*/s/ John C. Lounds
--------------------------------            Director
John C. Lounds



*/s/ Douglas B. Welch
--------------------------------            Director, Vice President
Douglas B. Welch



*/s/ John C. Pintozzi
--------------------------------            Director, Senior Vice President and
John C. Pintozzi                                 Chief Financial Officer


*/s/ Kevin R. Slawin
--------------------------------            Director
Kevin R. Slawin




*/s/ Casey J. Sylla
--------------------------------            Director, Chairman of the Board
Casey J. Sylla                              and Chief Executive Officer



/s/ Michael J. Velotta
---------------------------------           Director, Senior Vice President,
Michael J. Velotta                          General Counsel and Secretary


*By Michael J. Velotta, pursuant to Power of Attorney.







                                INDEX TO EXHIBITS
                                       FOR
                       POST-EFFECTIVE AMENDMENT
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT



EXHIBIT NO.                                 DESCRIPTION
-----------                                 -------------------


10(a)                      Consent of Independent Registered Public Accounting Firm

10(b)                      Consent of Attorneys

99(c)                      Powers of Attorney for John C. Pintozzi, Douglas B. Welch, Steven C. Verney